UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

c/o TIAA

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.7%

ASSET MANAGEMENT & CUSTODY BANKS - 0.5%
1,074,699		NorthStar Asset Management Group, Inc	$10,972,677
		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	10,972,677

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.4%
1,400,000		Wharf Holdings Ltd	8,543,536
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	8,543,536

DIVERSIFIED REITS - 4.4%
3,800,000		Gramercy Property Trust	35,036,000
2,000,000		NorthStar Realty Finance Corp	22,860,000
2,500,000		Spirit Realty Capital, Inc	31,925,000
		TOTAL DIVERSIFIED REITS	89,821,000

HOTEL & RESORT REITS - 1.0%
800,000		MGM Growth Properties LLC	21,344,000
		TOTAL HOTEL & RESORT REITS	21,344,000

INDUSTRIAL REITS - 8.2%
1,250,000		Prologis, Inc	61,300,000
4,000,000	a	Rexford Industrial Realty, Inc	84,360,000
900,000		Terreno Realty Corp	23,283,000
		TOTAL INDUSTRIAL REITS	168,943,000

IT CONSULTING & OTHER SERVICES - 0.9%
475,000	*	InterXion Holding NV	17,518,000
		TOTAL IT CONSULTING & OTHER SERVICES	17,518,000

OFFICE REITS - 9.7%
450,000		Boston Properties, Inc	59,355,000
375,000		Hudson Pacific Properties	10,942,500
375,000		Kilroy Realty Corp	24,858,750
908,540		NorthStar Realty Europe Corp	8,403,995
575,000		SL Green Realty Corp	61,220,250
350,000		Vornado Realty Trust	35,042,000
		TOTAL OFFICE REITS	199,822,495

REAL ESTATE SERVICES - 0.9%
1,000,000		Kennedy-Wilson Holdings, Inc	18,960,000
		TOTAL REAL ESTATE SERVICES	18,960,000

RESIDENTIAL REITS - 18.1%
625,000		Apartment Investment & Management Co (Class A)	27,600,000
500,000		AvalonBay Communities, Inc	90,195,000
575,000		Equity Lifestyle Properties, Inc	46,028,750
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES	COMPANY	VALUE
1,250,000	Equity Residential	$86,100,000
285,000	Essex Property Trust, Inc	65,005,650
2,500,000	Monogram Residential Trust, Inc	25,525,000
425,000	Sun Communities, Inc	32,572,000
	TOTAL RESIDENTIAL REITS	373,026,400

RETAIL REITS - 19.7%
1,500,000	DDR Corp	27,210,000
800,000	Equity One, Inc	25,744,000
375,000	Federal Realty Investment Trust	62,081,250
2,100,000	General Growth Properties, Inc	62,622,000
302,802	National Retail Properties, Inc	15,660,919
1,000,000	Retail Opportunities Investment Corp	21,670,000
880,000	Simon Property Group, Inc	190,872,000
	TOTAL RETAIL REITS	405,860,169

SPECIALIZED REITS - 32.9%
625,000	American Tower Corp	71,006,250
575,000	Crown Castle International Corp	58,322,250
125,000	CubeSmart	3,860,000
400,000	CyrusOne, Inc	22,264,000
800,000	DiamondRock Hospitality Co	7,224,000
150,000	Digital Realty Trust, Inc	16,348,500
175,000	Equinix, Inc	67,852,750
450,000	Extra Space Storage, Inc	41,643,000
650,000	Four Corners Property Trust, Inc	13,383,500
1,225,000	Gaming and Leisure Properties, Inc	42,238,000
1,500,000	Host Marriott Corp	24,315,000
300,000	Iron Mountain, Inc	11,949,000
400,000	National Storage Affiliates Trust	8,328,000
675,000	Pebblebrook Hotel Trust	17,718,750
325,000	Public Storage, Inc	83,066,750
250,000	QTS Realty Trust, Inc	13,995,000
1,750,000	Sunstone Hotel Investors, Inc	21,122,500
750,000	Ventas, Inc	54,615,000
750,000	Welltower, Inc	57,127,500
1,350,000	Weyerhaeuser Co	40,189,500
	TOTAL SPECIALIZED REITS	676,569,250

	TOTAL COMMON STOCKS	1,991,380,527
	(Cost $1,454,641,503)

2

TIAA-CREF FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 1.0%
$21,100,000	Federal Home Loan Bank (FHLB)	0.050%	07/01/16	$21,100,000
				21,100,000

TREASURY DEBT - 0.9%
8,440,000	United States Treasury Bill	0.155	07/07/16	8,439,865
9,300,000	United States Treasury Bill	0.217	07/14/16	9,299,572
				17,739,437

	TOTAL SHORT-TERM INVESTMENTS			38,839,437
	(Cost $38,839,055)

	TOTAL INVESTMENTS - 98.6%			2,030,219,964
	(Cost $1,493,480,558)
	OTHER ASSETS & LIABILITIES, NET - 1.4%			29,418,595
	NET ASSETS - 100.0%			$2,059,638,559

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
a	Affiliated holding
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.4%

AUTOMOBILES & COMPONENTS - 0.0%
$443,250	i	Dealer Tire LLC	5.500%	12/22/21	$444,358
		TOTAL AUTOMOBILES & COMPONENTS			444,358

CAPITAL GOODS - 0.1%
248,125	i	CHI Overhead Doors, Inc	4.750	07/31/22	245,954
298,244	i	Plaze, Inc	5.250	07/29/22	296,753
1,000,000	h,i	TransDigm, Inc	3.750	05/14/22	983,440
		TOTAL CAPITAL GOODS			1,526,147

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000	h,i	B/E Aerospace Inc	3.750	12/16/21	1,000,750
723,975	i	Creative Artists Agency LLC	5.500	12/17/21	722,766
1,000,000	h,i	ServiceMaster Co LLC	4.250	07/01/21	999,790
201,987	h,i	USAGM HoldCo LLC	5.500	07/28/22	199,714
1,018,013	h,i	USAGM HoldCo LLC	5.500	07/28/22	1,006,561
746,250	i	XPO Logistics, Inc	5.500	11/01/21	746,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,675,831

CONSUMER DURABLES & APPAREL - 0.0%
497,341	i	Academy Ltd	5.000	07/01/22	465,014
628,130	i	Otter Products LLC	5.750	06/03/20	533,910
		TOTAL CONSUMER DURABLES & APPAREL			998,924

CONSUMER SERVICES - 0.2%
882,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	862,155
275,000	i	KFC Holding Co	2.750	06/02/23	275,000
893,250	i	Knowledge Universe Education LLC	6.000	08/13/22	882,826
1,000,000	h,i	Peninsula Gaming LLC	4.250	11/20/17	999,000
1,500,000	i	Pinnacle Entertainment, Inc	3.750	04/28/23	1,495,320
1,058,107	i	Spin Holdco, Inc	4.250	11/14/19	1,036,501
646,664	i	Sterling Midco Holdings, Inc	5.750	06/20/22	641,413
		TOTAL CONSUMER SERVICES			6,192,215

DIVERSIFIED FINANCIALS - 0.0%
881,958	i	TransUnion LLC	3.500	04/09/21	869,972
		TOTAL DIVERSIFIED FINANCIALS			869,972

ENERGY - 0.0%
746,154	i	Dynegy, Inc	4.000	04/23/20	731,231
		TOTAL ENERGY			731,231

FOOD & STAPLES RETAILING - 0.0%
1,021,743	i	Albertsons LLC	4.500	08/25/21	1,019,556
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000	i	Albertsons LLC	4.750%	06/22/23	$99,725
		TOTAL FOOD & STAPLES RETAILING			1,119,281

FOOD, BEVERAGE & TOBACCO - 0.0%
1,000,000	h,i	B&G Foods, Inc	3.750	11/02/22	1,000,750
253,088	i	Hostess Brands LLC	4.500	08/03/22	252,581
		TOTAL FOOD, BEVERAGE & TOBACCO			1,253,331

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
1,202,772	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	1,204,275
548,625	i	Greatbatch Ltd	5.250	10/27/22	543,139
1,959,698	i	HCA, Inc	3.381	05/01/18	1,960,149
1,959,912	i	Kinetic Concepts, Inc	5.000	11/04/20	1,948,897
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,656,460

INSURANCE - 0.1%
1,288,579	i	Acrisure LLC	6.500	05/19/22	1,276,763
1,500,000	h,i	HUB International Ltd	4.000	10/02/20	1,471,245
		TOTAL INSURANCE			2,748,008

MATERIALS - 0.1%
1,194,981	h,i	Berry Plastics Group, Inc	3.750	10/01/22	1,185,349
224,438	i	GCP Applied Technologies, Inc	5.250	02/03/22	224,718
360,000	i	Solenis International LP	7.750	07/29/22	331,499
962,167	i	Tronox Pigments BV	4.500	03/19/20	918,869
		TOTAL MATERIALS			2,660,435

MEDIA - 0.1%
893,250	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	868,409
1,000,000	h,i	EMI Music	4.000	08/19/22	995,630
2,200,000	h,i	Neptune Finco Corp	5.000	10/09/22	2,200,550
504,991	i	Virgin Media Investment Holdings Ltd	3.649	06/30/23	492,194
		TOTAL MEDIA			4,556,783

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
750,000	h,i	NBTY, Inc	5.000	05/05/23	743,302
523,688	i	Vizient, Inc	6.250	02/13/23	526,961
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,270,263

REAL ESTATE - 0.0%
735,648	i	DTZ US Borrower LLC	4.250	11/04/21	724,158
		TOTAL REAL ESTATE			724,158

RETAILING - 0.0%
399,000	i	CNT Holdings III Corp	5.250	01/22/23	397,835
994,975	i	PetSmart, Inc	4.250	03/11/22	989,881
		TOTAL RETAILING			1,387,716

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
1,995,000		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	1,995,938
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,995,938
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
SOFTWARE & SERVICES - 0.2%
$1,000,000	h,i	CSRA, Inc	3.750%	11/28/22	$997,500
1,225,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	551,250
913,643	i	IMS Health, Inc	3.500	03/17/21	904,507
726,665	i	Mitchell International, Inc	4.500	10/13/20	713,948
664,858		ProQuest LLC	5.750	10/24/21	631,615
135,883	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	135,742
993,054	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	992,021
		TOTAL SOFTWARE & SERVICES			4,926,583

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
1,116,563	i	CommScope, Inc	3.750	12/29/22	1,115,870
300,000	i	MTS Systems Corp	5.000	12/31/23	298,875
913,783	i	Sensata Technologies BV	3.000	10/14/21	912,147
422,182	i	Zebra Technologies Corp	4.000	10/27/21	421,654
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,748,546

TELECOMMUNICATION SERVICES - 0.1%
1,500,000	h,i	T-Mobile USA, Inc	3.500	11/09/22	1,503,990
		TOTAL TELECOMMUNICATION SERVICES			1,503,990

		TOTAL BANK LOAN OBLIGATIONS			47,990,170
		(Cost $48,814,876)

BONDS - 97.0%

CORPORATE BONDS - 35.9%

AUTOMOBILES & COMPONENTS - 0.5%
4,950,000	g	BMW US Capital LLC	2.000	04/11/21	5,014,741
2,975,000	g	BMW US Capital LLC	2.800	04/11/26	3,053,150
1,125,000		Delphi Automotive plc	3.150	11/19/20	1,157,289
314,000	g	Gates Global LLC	6.000	07/15/22	274,750
1,700,000		General Motors Co	6.600	04/01/36	1,950,354
1,200,000		General Motors Co	6.750	04/01/46	1,424,303
150,000		Goodyear Tire & Rubber Co	5.000	05/31/26	152,812
1,750,000		Magna International, Inc	3.625	06/15/24	1,846,654
200,000		Tenneco, Inc	5.000	07/15/26	202,874
150,000	g	ZF North America Capital, Inc	4.500	04/29/22	152,063
150,000	g	ZF North America Capital, Inc	4.750	04/29/25	151,968
		TOTAL AUTOMOBILES & COMPONENTS			15,380,958

BANKS - 4.5%
1,000,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,017,500
450,000	g	Banco del Estado de Chile	3.875	02/08/22	477,905
1,500,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	1,565,400
1,000,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,031,700
700,000		Bancolombia S.A.	5.950	06/03/21	765,450
1,690,000		Bank of America Corp	5.300	03/15/17	1,735,128
1,125,000		Bank of America Corp	6.000	09/01/17	1,182,720
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Bank of America Corp	4.000%	01/22/25	$5,101,660
2,100,000		Bank of America Corp	3.950	04/21/25	2,135,167
2,450,000		Bank of America Corp	3.875	08/01/25	2,607,653
1,750,000		Bank of America Corp	4.750	04/21/45	1,789,078
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,015,368
3,375,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	3,451,501
1,500,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,573,032
1,700,000		Barclays plc	3.650	03/16/25	1,634,667
1,175,000	g	BNP Paribas S.A.	4.375	05/12/26	1,187,149
650,000		Branch Banking & Trust Co	2.300	10/15/18	666,261
2,550,000		Capital One Bank USA NA	2.950	07/23/21	2,620,706
1,068,000		Capital One Bank USA NA	3.375	02/15/23	1,092,836
2,050,000		Citigroup, Inc	1.300	11/15/16	2,050,904
2,275,000		Citigroup, Inc	3.300	04/27/25	2,331,420
7,775,000		Citigroup, Inc	4.450	09/29/27	7,993,369
750,000		Citizens Bank NA	2.550	05/13/21	757,323
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	387,870
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,318,646
2,550,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,847,014
3,350,000		Cooperatieve Rabobank UA	2.500	01/19/21	3,435,207
1,250,000	g	Credit Agricole S.A.	2.500	04/15/19	1,278,761
1,425,000	g	Credit Agricole S.A.	2.375	07/01/21	1,441,165
1,000,000	g	DBS Group Holdings Ltd	2.246	07/16/19	1,014,782
2,325,000		Discover Bank	3.100	06/04/20	2,378,245
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,340,000
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,421,001
2,700,000		HSBC Holdings plc	2.950	05/25/21	2,728,269
4,500,000		HSBC Holdings plc	3.900	05/25/26	4,644,387
8,700,000		JPMorgan Chase & Co	2.750	06/23/20	8,965,550
5,250,000		JPMorgan Chase & Co	3.200	06/15/26	5,398,948
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	729,450
2,945,000		KeyBank NA	2.500	12/15/19	3,019,906
875,000		Lloyds Banking Group plc	3.100	07/06/21	874,353
900,000	g	Macquarie Bank Ltd	2.600	06/24/19	917,952
2,550,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,580,128
2,950,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	3,055,743
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,046,314
2,000,000	g	PKO Finance AB	4.630	09/26/22	2,085,556
2,075,000		PNC Bank NA	2.200	01/28/19	2,117,201
2,425,000		PNC Bank NA	2.250	07/02/19	2,477,106
4,150,000		PNC Bank NA	2.600	07/21/20	4,297,873
1,750,000		PNC Bank NA	2.700	11/01/22	1,768,928
3,050,000		PNC Bank NA	2.950	01/30/23	3,106,928
1,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	1,609,961
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	995,738
400,000	g	Shinhan Bank	3.875	03/24/26	413,780
3,600,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,709,678
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,046,195
1,700,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,737,392
900,000		Sumitomo Mitsui Banking Corp	3.650	07/23/25	976,203
1,675,000		SunTrust Banks, Inc	2.900	03/03/21	1,734,441
1,075,000		SunTrust Banks, Inc	2.750	05/01/23	1,081,907
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,350,000		Toronto-Dominion Bank	2.500%	12/14/20	$3,465,438
850,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	874,259
1,000,000	g,h	Turkiye Halk Bankasi AS.	5.000	07/13/21	999,450
400,000	g	Turkiye Is Bankasi	3.750	10/10/18	402,032
1,000,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,042,372
1,500,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,546,743
1,750,000		Union Bank NA	2.125	06/16/17	1,766,154
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,645,723
4,135,000		US Bank NA	2.800	01/27/25	4,307,992
2,150,000		Westpac Banking Corp	2.250	01/17/19	2,195,328
3,500,000		Westpac Banking Corp	2.850	05/13/26	3,554,695
1,000,000	g	Zenith Bank plc	6.250	04/22/19	942,700
		TOTAL BANKS			150,509,361

CAPITAL GOODS - 0.8%
675,000		Eaton Corp	4.000	11/02/32	717,646
1,050,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,036,245
1,150,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	1,132,750
1,875,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	1,973,692
525,000		Ingersoll-Rand Luxembourg Finance S.A.	4.650	11/01/44	563,296
2,025,000		John Deere Capital Corp	2.550	01/08/21	2,103,963
2,075,000		Lockheed Martin Corp	2.500	11/23/20	2,140,589
1,275,000		Lockheed Martin Corp	3.550	01/15/26	1,391,003
200,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	223,000
2,500,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,489,375
2,100,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	2,144,144
642,640	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	114,069
1,250,000		Rockwell Automation, Inc	2.050	03/01/20	1,270,513
2,000,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,030,000
2,290,000	g	Stena AB	7.000	02/01/24	1,803,375
950,000		Textron, Inc	3.875	03/01/25	1,003,159
2,775,000		Timken Co	3.875	09/01/24	2,805,600
125,000	g	TransDigm, Inc	6.375	06/15/26	124,688
1,945,000	g	TSMC Global Ltd	1.625	04/03/18	1,947,600
		TOTAL CAPITAL GOODS			27,014,707

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
4,500,000		21st Century Fox America, Inc	3.000	09/15/22	4,698,779
110,000		21st Century Fox America, Inc	7.625	11/30/28	152,005
85,000		21st Century Fox America, Inc	6.550	03/15/33	108,670
1,330,000		21st Century Fox America, Inc	6.900	08/15/39	1,780,142
225,000		AECOM	5.750	10/15/22	229,500
575,000		AECOM	5.875	10/15/24	589,375
1,425,000		Air Lease Corp	3.875	04/01/21	1,467,750
375,000		Clean Harbors, Inc	5.125	06/01/21	383,670
7,000,000	g	Daimler Finance North America LLC	2.000	07/06/21	6,997,340
2,050,000	g	Daimler Finance North America LLC	3.300	05/19/25	2,168,822
3,250,000		Equifax, Inc	3.250	06/01/26	3,357,858
300,000	g	Herc Spinoff Escrow Issuer LLC	7.500	06/01/22	294,750
500,000	g	Herc Spinoff Escrow Issuer LLC	7.750	06/01/24	487,500
750,000		Quest Diagnostics, Inc	3.450	06/01/26	775,387
1,495,000		Republic Services, Inc	3.800	05/15/18	1,564,229
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,400,000		Republic Services, Inc	3.550%	06/01/22	$2,592,343
1,700,000		Republic Services, Inc	3.200	03/15/25	1,776,594
500,000	h	Republic Services, Inc	2.900	07/01/26	507,358
650,000		United Rentals North America, Inc	5.500	07/15/25	640,250
3,350,000		Visa, Inc	2.200	12/14/20	3,451,642
2,250,000		Visa, Inc	3.150	12/14/25	2,406,724
1,500,000		Waste Management, Inc	2.600	09/01/16	1,503,420
2,800,000		Waste Management, Inc	2.900	09/15/22	2,931,802
1,750,000		Waste Management, Inc	2.400	05/15/23	1,775,942
500,000		Waste Management, Inc	3.900	03/01/35	524,233
550,000		Waste Management, Inc	4.100	03/01/45	597,297
725,000	g	XPO Logistics, Inc	6.500	06/15/22	691,469
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			44,454,851

CONSUMER DURABLES & APPAREL - 0.3%
1,000,000		Lennar Corp	4.750	04/01/21	1,040,000
1,900,000		Newell Rubbermaid, Inc	3.150	04/01/21	1,979,593
700,000		Newell Rubbermaid, Inc	3.900	11/01/25	733,579
3,100,000		Newell Rubbermaid, Inc	4.200	04/01/26	3,362,241
200,000		PulteGroup, Inc	5.500	03/01/26	205,000
1,100,000		PVH Corp	4.500	12/15/22	1,115,125
500,000		Whirlpool Corp	3.700	03/01/23	530,214
		TOTAL CONSUMER DURABLES & APPAREL			8,965,752

CONSUMER SERVICES - 0.7%
800,000	g	1011778 BC / New Red Fin	6.000	04/01/22	829,752
250,000		ADT Corp	6.250	10/15/21	267,125
300,000	g	Aramark Services, Inc	4.750	06/01/26	294,000
200,000	g	Boyd Gaming Corp	6.375	04/01/26	209,000
550,000	g	International Game Technology	5.625	02/15/20	579,562
500,000	g	International Game Technology	6.500	02/15/25	503,750
1,600,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	1,696,000
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,903,457
1,500,000		Scientific Games Corp	8.125	09/15/18	1,469,535
1,200,000	g	Six Flags Entertainment Corp	4.875	07/31/24	1,185,000
600,000		Speedway Motorsports, Inc	5.125	02/01/23	610,500
6,600,000		Trustees of Dartmouth College	3.474	06/01/46	7,042,767
3,350,000		Walt Disney Co	2.300	02/12/21	3,485,859
		TOTAL CONSUMER SERVICES			20,076,307

DIVERSIFIED FINANCIALS - 4.3%
600,000		AerCap Ireland Capital Ltd	5.000	10/01/21	624,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,580,274
1,550,000		American Express Credit Corp	2.250	05/05/21	1,578,009
7,750,000	g,i	Armor Re Ltd	4.709	12/15/16	7,711,250
580,000		Bank of New York Mellon Corp	5.450	05/15/19	644,748
2,575,000		Bank of New York Mellon Corp	2.500	04/15/21	2,668,547
2,525,000	g	Bayer US Finance LLC	2.375	10/08/19	2,581,143
1,775,000	g	Bayer US Finance LLC	3.375	10/08/24	1,845,950
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	987,500
1,475,000		Credit Suisse	2.300	05/28/19	1,494,808
2,575,000		Credit Suisse	3.000	10/29/21	2,637,879
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,525,000		Credit Suisse Group Funding Guernsey Ltd	3.800%	09/15/22	$1,531,794
2,200,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	2,195,637
1,650,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,615,700
450,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	438,188
1,600,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,625,568
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,535,553
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	844,434
9,250,000		Ford Motor Credit Co LLC	2.597	11/04/19	9,463,490
4,100,000		Ford Motor Credit Co LLC	3.200	01/15/21	4,223,771
3,125,000		Ford Motor Credit Co LLC	3.336	03/18/21	3,244,588
3,325,000		Ford Motor Credit Co LLC	4.134	08/04/25	3,566,624
10,313,000	g	GE Capital International Funding Co	2.342	11/15/20	10,659,940
825,000	g	GE Capital International Funding Co	4.418	11/15/35	925,466
232,000		General Electric Capital Corp	6.875	01/10/39	350,395
1,210,000		General Motors Financial Co, Inc	3.500	07/10/19	1,252,041
750,000		General Motors Financial Co, Inc	3.200	07/13/20	759,871
5,725,000		General Motors Financial Co, Inc	4.200	03/01/21	5,989,816
4,550,000		General Motors Financial Co, Inc	3.200	07/06/21	4,563,172
360,000		General Motors Financial Co, Inc	4.375	09/25/21	379,932
1,400,000		General Motors Financial Co, Inc	3.700	05/09/23	1,409,107
2,700,000		General Motors Financial Co, Inc	5.250	03/01/26	2,936,525
4,650,000		Goldman Sachs Group, Inc	3.500	01/23/25	4,780,093
600,000		Goldman Sachs Group, Inc	4.800	07/08/44	662,613
1,910,000		Goldman Sachs Group, Inc	5.150	05/22/45	1,990,361
1,075,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,185,467
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,085,000
575,000	g	Hyundai Capital America	2.000	07/01/19	578,551
1,100,000	g	Hyundai Capital America	2.600	03/19/20	1,119,851
2,250,000	g	ICICI Bank Ltd	4.700	02/21/18	2,341,971
3,250,000	g	ICICI Bank Ltd	4.000	03/18/26	3,304,161
1,900,000		International Lease Finance Corp	5.875	08/15/22	2,056,750
1,500,000	g	KOC Holding AS.	5.250	03/15/23	1,555,800
350,000		Legg Mason, Inc	2.700	07/15/19	358,112
475,000		Legg Mason, Inc	3.950	07/15/24	480,379
250,000	g	Lincoln Finance Ltd	7.375	04/15/21	258,750
2,650,000		Morgan Stanley	1.875	01/05/18	2,665,243
400,000		Morgan Stanley	3.750	02/25/23	423,728
5,475,000		Morgan Stanley	3.700	10/23/24	5,729,724
1,975,000		Morgan Stanley	4.000	07/23/25	2,115,833
1,050,000		Morgan Stanley	3.875	01/27/26	1,117,906
3,225,000		Morgan Stanley	4.350	09/08/26	3,375,491
2,000,000		Morgan Stanley	6.375	07/24/42	2,699,492
4,500,000	g	Nacional Financiera SNC	3.375	11/05/20	4,585,500
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	682,691
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	1,533,063
1,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	1,013,770
1,650,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,678,157
2,875,000		Wells Fargo & Co	2.500	03/04/21	2,948,439
3,525,000		Wells Fargo & Co	4.400	06/14/46	3,580,078
		TOTAL DIVERSIFIED FINANCIALS			141,772,694
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 3.1%
$4,350,000		Anadarko Petroleum Corp	4.850%	03/15/21	$4,614,128
2,050,000		Anadarko Petroleum Corp	5.550	03/15/26	2,264,844
600,000		Apache Corp	4.750	04/15/43	617,238
300,000		Apache Corp	4.250	01/15/44	290,586
500,000		Ashland, Inc	4.750	08/15/22	501,250
3,050,000		BP Capital Markets plc	1.375	05/10/18	3,054,490
3,400,000		BP Capital Markets plc	2.315	02/13/20	3,480,454
1,325,000		BP Capital Markets plc	3.119	05/04/26	1,347,941
104,000		California Resources Corp	5.000	01/15/20	54,860
429,000	g	California Resources Corp	8.000	12/15/22	304,590
58,000		California Resources Corp	6.000	11/15/24	28,420
395,000		Calumet Specialty Products Partners LP	6.500	04/15/21	282,425
90,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	92,419
4,100,000		Chevron Corp	2.419	11/17/20	4,229,617
2,050,000		Cimarex Energy Co	4.375	06/01/24	2,144,661
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,879,687
800,000		Devon Energy Corp	5.000	06/15/45	746,767
500,000		Dynegy, Inc	6.750	11/01/19	501,250
575,000		Ecopetrol S.A.	5.875	09/18/23	592,250
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,069,750
480,000		Enbridge Energy Partners LP	5.200	03/15/20	503,630
850,000		Enbridge Energy Partners LP	4.375	10/15/20	872,434
1,650,000		Enbridge Energy Partners LP	5.875	10/15/25	1,825,583
1,825,000		Enterprise Products Operating LLC	2.850	04/15/21	1,885,794
2,250,000		Enterprise Products Operating LLC	3.750	02/15/25	2,347,783
1,500,000		Enterprise Products Operating LLC	5.100	02/15/45	1,650,507
1,250,000		EOG Resources, Inc	4.150	01/15/26	1,375,847
675,000		EP Energy LLC	6.375	06/15/23	405,000
1,425,000		Exterran Partners LP	6.000	10/01/22	1,261,125
3,350,000		Exxon Mobil Corp	2.222	03/01/21	3,454,366
3,500,000		Exxon Mobil Corp	3.043	03/01/26	3,705,796
1,850,000		Exxon Mobil Corp	4.114	03/01/46	2,082,166
1,500,000		Husky Energy, Inc	3.950	04/15/22	1,551,608
1,000,000	g	Indo Energy Finance II BV	6.375	01/24/23	554,266
1,250,000		Marathon Oil Corp	2.700	06/01/20	1,177,216
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,215,000
518,000		Noble Energy, Inc	5.625	05/01/21	539,650
300,000		Noble Energy, Inc	3.900	11/15/24	304,907
350,000		Noble Energy, Inc	5.250	11/15/43	361,051
500,000		Noble Energy, Inc	5.050	11/15/44	503,836
3,395,000		Occidental Petroleum Corp	2.600	04/15/22	3,479,264
825,000		Occidental Petroleum Corp	3.500	06/15/25	872,213
1,715,000		Occidental Petroleum Corp	3.400	04/15/26	1,809,735
2,150,000		ONE Gas, Inc	2.070	02/01/19	2,182,198
700,000		ONE Gas, Inc	3.610	02/01/24	756,465
200,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	37,000
500,000	n	Peabody Energy Corp	6.000	11/15/18	64,688
500,000		Pemex Project Funding Master Trust	6.625	06/15/35	515,500
1,500,000	g	Pertamina Persero PT	4.300	05/20/23	1,524,941
1,000,000	i	Petrobras Global Finance BV	2.768	01/15/19	903,500
1,493,000		Petrobras Global Finance BV	3.000	01/15/19	1,383,265
2,000,000		Petrobras Global Finance BV	4.875	03/17/20	1,875,000
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Petrobras Global Finance BV	8.375%	05/23/21	$1,032,000
1,500,000		Petroleos Mexicanos	3.500	07/23/20	1,498,665
2,050,000	g	Petroleos Mexicanos	6.375	02/04/21	2,228,965
1,050,000		Petroleos Mexicanos	3.500	01/30/23	994,581
800,000		Petroleos Mexicanos	4.250	01/15/25	770,400
1,880,000		Petroleos Mexicanos	5.500	06/27/44	1,698,674
1,075,000		Petroleos Mexicanos	5.625	01/23/46	979,863
600,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	579,000
615,000		Pioneer Natural Resources Co	7.500	01/15/20	720,187
2,125,000		Pioneer Natural Resources Co	3.450	01/15/21	2,194,445
1,675,000		Pioneer Natural Resources Co	4.450	01/15/26	1,825,794
1,250,000		Plains All American Pipeline LP	4.650	10/15/25	1,262,646
525,000		Plains All American Pipeline LP	4.900	02/15/45	469,606
625,000		Precision Drilling Corp	6.500	12/15/21	560,938
468,000		Questar Market Resources, Inc	6.875	03/01/21	472,680
1,000,000		Range Resources Corp	5.750	06/01/21	977,500
530,000		Regency Energy Partners LP	5.875	03/01/22	562,843
500,000		Sabine Pass Liquefaction LLC	6.250	03/15/22	512,500
4,375,000		Shell International Finance BV	3.250	05/11/25	4,592,000
2,875,000		Shell International Finance BV	4.000	05/10/46	2,934,426
675,000		Statoil ASA	1.200	01/17/18	676,078
1,700,000		Statoil ASA	2.450	01/17/23	1,721,763
1,325,000		Statoil ASA	4.250	11/23/41	1,395,660
450,000		Targa Resources Partners LP	5.000	01/15/18	457,875
90,000		Tesoro Logistics LP	6.125	10/15/21	93,150
90,000		Tesoro Logistics LP	6.375	05/01/24	94,275
870,000		TransCanada PipeLines Ltd	5.850	03/15/36	1,000,880
500,000		Vale Overseas Ltd	4.375	01/11/22	468,600
480,000		Vale Overseas Ltd	6.875	11/21/36	441,600
500,000		WPX Energy, Inc	6.000	01/15/22	465,000
		TOTAL ENERGY			104,761,555

FOOD & STAPLES RETAILING - 1.1%
255,000	g	Albertsons Cos LLC	6.625	06/15/24	263,287
4,825,000		CVS Health Corp	2.800	07/20/20	5,022,232
4,100,000		CVS Health Corp	2.125	06/01/21	4,148,446
4,484,000		CVS Health Corp	3.875	07/20/25	4,934,651
4,100,000		CVS Health Corp	2.875	06/01/26	4,190,503
790,000	g	Fresh Market, Inc	9.750	05/01/23	742,106
1,600,000		Ingles Markets, Inc	5.750	06/15/23	1,620,000
1,125,000		SYSCO Corp	2.500	07/15/21	1,149,729
5,150,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	5,321,583
1,725,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,753,438
5,650,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	5,988,740
1,350,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,387,936
400,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	426,908
		TOTAL FOOD & STAPLES RETAILING			36,949,559

FOOD, BEVERAGE & TOBACCO - 1.2%
1,500,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	1,353,750
3,350,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	3,471,468
5,950,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	6,368,357
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,525,000		Anheuser-Busch InBev Finance, Inc	4.900%	02/01/46	$2,957,704
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,472,540
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,840,500
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,097,160
1,000,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	999,365
1,624,000	g	HJ Heinz Co	4.875	02/15/25	1,781,421
900,000		Mead Johnson Nutrition Co	3.000	11/15/20	940,305
6,770,000		Mondelez International, Inc	4.000	02/01/24	7,407,125
78,000		PepsiCo, Inc	7.900	11/01/18	90,215
975,000		PepsiCo, Inc	2.750	04/30/25	1,008,010
1,450,000		PepsiCo, Inc	2.850	02/24/26	1,517,209
4,485,000		PepsiCo, Inc	4.450	04/14/46	5,237,780
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	539,322
1,475,000	g	Pernod-Ricard S.A.	4.250	07/15/22	1,612,523
1,200,000	g	Pernod-Ricard S.A.	3.250	06/08/26	1,228,825
200,000		Philip Morris International, Inc	6.375	05/16/38	276,781
100,000	g	TreeHouse Foods, Inc	6.000	02/15/24	106,680
		TOTAL FOOD, BEVERAGE & TOBACCO			41,307,040

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
600,000		Becton Dickinson & Co	1.750	11/08/16	601,380
750,000		Covidien International Finance S.A.	3.200	06/15/22	800,374
3,225,000		Express Scripts Holding Co	3.900	02/15/22	3,456,574
1,950,000		Express Scripts Holding Co	4.500	02/25/26	2,143,409
2,275,000		Express Scripts Holding Co	3.400	03/01/27	2,277,500
185,000	g	Greatbatch Ltd	9.125	11/01/23	184,306
2,700,000		HCA, Inc	6.500	02/15/20	2,993,625
195,000	g	LifePoint Health, Inc	5.375	05/01/24	195,488
2,075,000		McKesson Corp	4.883	03/15/44	2,367,915
4,150,000		Medtronic, Inc	3.500	03/15/25	4,526,189
4,725,000		Medtronic, Inc	4.625	03/15/45	5,560,092
3,275,000		Stryker Corp	2.625	03/15/21	3,385,364
1,275,000		Stryker Corp	3.375	11/01/25	1,338,665
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	534,130
1,475,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	1,535,482
825,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	843,283
2,600,000		Zimmer Holdings, Inc	2.700	04/01/20	2,631,782
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			35,375,558

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,675,000		Colgate-Palmolive Co	4.000	08/15/45	1,927,052
800,000		Ecolab, Inc	1.450	12/08/17	801,411
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,728,463

INSURANCE - 1.9%
750,000		Aetna, Inc	1.500	11/15/17	753,433
285,000		Aetna, Inc	6.625	06/15/36	380,174
2,300,000		Aetna, Inc	4.375	06/15/46	2,381,142
1,225,000		Allstate Corp	3.150	06/15/23	1,302,868
1,225,000		Allstate Corp	4.500	06/15/43	1,425,176
1,675,000		American International Group, Inc	2.300	07/16/19	1,704,369
5,800,000		American International Group, Inc	3.300	03/01/21	6,046,245
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,800,000		Children’s Hospital Medic	4.268%	05/15/44	$2,009,360
500,000		Chubb Corp	6.000	05/11/37	679,120
235,000		Cigna Corp	5.125	06/15/20	260,791
2,000,000		Cigna Corp	4.500	03/15/21	2,195,800
1,275,000		Cigna Corp	3.250	04/15/25	1,302,384
5,300,000	g	Five Corners Funding Trust	4.419	11/15/23	5,722,240
1,275,000		Lincoln National Corp	7.000	06/15/40	1,642,835
4,700,000		MetLife, Inc	4.368	09/15/23	5,205,259
1,325,000		MetLife, Inc	4.050	03/01/45	1,306,204
1,700,000	i	MetLife, Inc	5.250	12/30/49	1,687,250
450,000		Principal Financial Group, Inc	1.850	11/15/17	452,464
1,500,000		Progressive Corp	3.750	08/23/21	1,650,412
630,000		Prudential Financial, Inc	7.375	06/15/19	730,900
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,219,174
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,524,243
2,675,000	i	Prudential Financial, Inc	5.200	03/15/44	2,622,838
2,500,000	i	Prudential Financial, Inc	5.375	05/15/45	2,528,125
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,447,033
1,525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	1,544,605
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,382,562
615,000		Travelers Cos, Inc	5.800	05/15/18	667,077
350,000		Travelers Cos, Inc	3.750	05/15/46	366,652
1,625,000		UnitedHealth Group, Inc	3.750	07/15/25	1,780,888
1,500,000		UnitedHealth Group, Inc	3.100	03/15/26	1,573,817
3,325,000		UnitedHealth Group, Inc	4.750	07/15/45	4,025,464
3,000,000		WellPoint, Inc	3.125	05/15/22	3,104,103
1,500,000		WellPoint, Inc	4.625	05/15/42	1,574,457
410,000		WR Berkley Corp	5.375	09/15/20	454,356
		TOTAL INSURANCE			64,653,820

MATERIALS - 1.4%
100,000		Alcoa, Inc	5.400	04/15/21	106,125
125,000		Alcoa, Inc	5.125	10/01/24	124,687
646,000		Barrick Gold Corp	4.100	05/01/23	683,029
250,000		Berry Plastics Corp	6.000	10/15/22	258,437
550,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	636,170
450,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	520,875
235,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	271,425
500,000		Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	520,841
1,000,000	g	Cemex SAB de C.V.	7.750	04/16/26	1,050,000
800,000		Corning, Inc	1.450	11/15/17	799,586
2,250,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,225,601
1,425,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,492,307
550,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	508,426
1,815,000		Crown Americas LLC	4.500	01/15/23	1,851,300
335,000		Eastman Chemical Co	5.500	11/15/19	370,872
1,500,000		Eastman Chemical Co	3.800	03/15/25	1,586,051
325,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	363,188
4,100,000	g	Georgia-Pacific LLC	2.539	11/15/19	4,198,814
4,000,000	g	Glencore Funding LLC	2.500	01/15/19	3,845,000
1,300,000	g	Glencore Funding LLC	4.625	04/29/24	1,215,500
200,000	g	GTL Trade Finance, Inc	5.893	04/29/24	176,340
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$450,000		Hexion US Finance Corp	8.875%	02/01/18	$390,375
1,450,000		Hexion US Finance Corp	6.625	04/15/20	1,212,635
3,650,000		International Paper Co	4.750	02/15/22	4,055,522
1,775,000		Kimberly-Clark Corp	2.750	02/15/26	1,864,316
1,175,000	g	Klabin Finance S.A.	5.250	07/16/24	1,154,438
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,082,866
1,350,000		Nucor Corp	4.000	08/01/23	1,442,295
1,750,000	g	OCP S.A.	5.625	04/25/24	1,855,000
720,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	756,302
3,950,000		Packaging Corp of America	3.650	09/15/24	4,081,788
3,045,000		Rock Tenn Co	3.500	03/01/20	3,143,670
845,000	g	Sealed Air Corp	5.250	04/01/23	874,575
300,000		Steel Dynamics, Inc	5.125	10/01/21	306,375
1,025,000		Teck Resources Ltd	3.750	02/01/23	779,000
1,000,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,013,500
335,000	g	Univar, Inc	6.750	07/15/23	330,813
		TOTAL MATERIALS			47,148,044

MEDIA - 1.6%
1,400,000		AMC Entertainment, Inc	5.875	02/15/22	1,407,000
1,700,000		CBS Corp	2.300	08/15/19	1,726,163
1,150,000		CBS Corp	4.000	01/15/26	1,228,079
1,000,000	g	CCO Holdings LLC	5.875	04/01/24	1,042,500
2,750,000	g	CCO Safari II LLC	3.579	07/23/20	2,875,227
5,180,000	g	CCO Safari II LLC	4.464	07/23/22	5,577,166
3,425,000	g	Charter Communications Operating LLC	4.908	07/23/25	3,732,897
1,175,000		Cinemark USA, Inc	4.875	06/01/23	1,160,312
4,775,000		Comcast Corp	4.250	01/15/33	5,272,555
575,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	590,813
90,000	g	Gannett Co, Inc	4.875	09/15/21	92,250
150,000	g	Gannett Co, Inc	5.500	09/15/24	154,500
600,000	g	Gray Television, Inc	5.875	07/15/26	604,500
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,081,756
875,000		Grupo Televisa SAB	5.000	05/13/45	840,396
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,390,015
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,507,935
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,236,668
125,000	g	Nielsen Finance LLC	5.000	04/15/22	127,500
1,250,000		Outfront Media Capital LLC	5.250	02/15/22	1,268,750
1,700,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,726,829
500,000	g	Sirius XM Radio, Inc	5.375	07/15/26	492,500
250,000		Time Warner Cable, Inc	5.875	11/15/40	272,401
4,350,000		Time Warner, Inc	2.100	06/01/19	4,423,119
5,000,000		Time Warner, Inc	3.600	07/15/25	5,293,260
565,000		Time Warner, Inc	6.500	11/15/36	716,879
1,500,000		Time Warner, Inc	4.650	06/01/44	1,577,753
475,000	g	Time, Inc	5.750	04/15/22	446,500
1,800,000	g	Univision Communications, Inc	5.125	05/15/23	1,786,500
1,585,000		Viacom, Inc	2.500	12/15/16	1,591,874
1,500,000		Viacom, Inc	5.850	09/01/43	1,504,818
300,000	g	Virgin Media Finance plc	6.000	10/15/24	294,750
		TOTAL MEDIA			53,044,165
15

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.7%
$4,325,000		AbbVie, Inc	2.500%	05/14/20	$4,427,412
2,450,000		AbbVie, Inc	3.200	05/14/26	2,477,193
1,725,000		Actavis Funding SCS	3.000	03/12/20	1,777,412
4,750,000		Actavis Funding SCS	3.800	03/15/25	4,942,375
1,650,000		Biogen, Inc	2.900	09/15/20	1,719,722
1,850,000		Celgene Corp	2.875	08/15/20	1,913,318
2,850,000		Celgene Corp	3.875	08/15/25	3,041,446
1,675,000		Gilead Sciences, Inc	3.500	02/01/25	1,786,506
2,275,000		Gilead Sciences, Inc	3.650	03/01/26	2,475,243
4,125,000		Johnson & Johnson	1.650	03/01/21	4,197,831
6,500,000		Johnson & Johnson	2.450	03/01/26	6,721,936
1,000,000	g	Mylan NV	3.750	12/15/20	1,042,678
1,725,000	g	Mylan NV	3.150	06/15/21	1,751,744
725,000		Mylan, Inc	2.550	03/28/19	733,910
8,075,000		Novartis Capital Corp	3.000	11/20/25	8,581,650
3,350,000		Novartis Capital Corp	4.000	11/20/45	3,821,553
650,000		Perrigo Finance plc	4.900	12/15/44	641,535
1,300,000	g	Roche Holdings, Inc	2.625	05/15/26	1,345,354
775,000		Zoetis, Inc	3.450	11/13/20	800,166
825,000		Zoetis, Inc	4.500	11/13/25	910,282
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			55,109,266

REAL ESTATE - 1.2%
450,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	465,709
1,125,000		Brandywine Operating Partnership LP	4.100	10/01/24	1,146,886
1,100,000		Brixmor Operating Partnership LP	3.875	08/15/22	1,130,256
2,225,000		Brixmor Operating Partnership LP	3.850	02/01/25	2,238,512
700,000		Brixmor Operating Partnership LP	4.125	06/15/26	718,743
630,000		Camden Property Trust	4.625	06/15/21	692,138
1,650,000		Camden Property Trust	2.950	12/15/22	1,668,640
1,000,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	1,059,561
750,000		DDR Corp	3.625	02/01/25	752,576
975,000		DDR Corp	4.250	02/01/26	1,022,666
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,086,664
425,000		Duke Realty LP	3.250	06/30/26	431,127
600,000		Equity One, Inc	3.750	11/15/22	610,120
850,000		Essex Portfolio LP	3.375	01/15/23	877,928
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	561,135
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	326,214
1,675,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,686,023
825,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	847,898
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	692,010
2,250,000		Highwoods Realty LP	5.850	03/15/17	2,313,704
450,000		Host Hotels & Resorts LP	4.500	02/01/26	474,716
675,000		Kimco Realty Corp	3.400	11/01/22	707,626
1,200,000		Mid-America Apartments LP	4.300	10/15/23	1,291,117
1,200,000		Mid-America Apartments LP	3.750	06/15/24	1,245,122
1,050,000		Mid-America Apartments LP	4.000	11/15/25	1,106,151
575,000		National Retail Properties, Inc	3.800	10/15/22	607,489
1,075,000		National Retail Properties, Inc	3.300	04/15/23	1,091,087
16

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$625,000		National Retail Properties, Inc	4.000%	11/15/25	$663,476
30,000		Regency Centers LP	5.875	06/15/17	31,181
1,100,000		Regency Centers LP	3.900	11/01/25	1,157,983
470,000		Simon Property Group LP	10.350	04/01/19	572,490
825,000	g	Trust F/1401	5.250	12/15/24	846,038
1,100,000	g	Trust F/1401	5.250	01/30/26	1,119,250
400,000		Weingarten Realty Investors	3.375	10/15/22	407,911
1,876,000		Weingarten Realty Investors	3.500	04/15/23	1,893,531
475,000		Weingarten Realty Investors	4.450	01/15/24	505,190
1,025,000		Weingarten Realty Investors	3.850	06/01/25	1,052,032
3,350,000		Welltower, Inc	4.000	06/01/25	3,522,518
		TOTAL REAL ESTATE			39,623,418

RETAILING - 1.1%
200,000	g	Argos Merger Sub, Inc	7.125	03/15/23	205,750
175,000		Asbury Automotive Group, Inc	6.000	12/15/24	176,313
1,667,000		AutoNation, Inc	5.500	02/01/20	1,820,592
1,025,000		AutoNation, Inc	3.350	01/15/21	1,049,673
3,200,000		AutoZone, Inc	2.500	04/15/21	3,259,094
1,100,000		AutoZone, Inc	3.250	04/15/25	1,140,852
145,000	g	Family Tree Escrow LLC	5.750	03/01/23	154,063
2,175,000		Home Depot, Inc	2.000	04/01/21	2,234,125
2,175,000		Home Depot, Inc	3.350	09/15/25	2,371,487
1,275,000		Home Depot, Inc	3.000	04/01/26	1,355,747
400,000	g	JC Penney Corp, Inc	5.875	07/01/23	403,000
800,000		JD.com, Inc	3.125	04/29/21	785,599
625,000		L Brands, Inc	6.875	11/01/35	632,813
625,000		L Brands, Inc	6.750	07/01/36	624,606
620,000		Men’s Wearhouse, Inc	7.000	07/01/22	520,800
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,832,980
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	6,044,707
650,000		O’Reilly Automotive, Inc	3.550	03/15/26	681,861
715,000		Penske Automotive Group, Inc	5.500	05/15/26	679,250
1,250,000	g	Rolls-Royce plc	2.375	10/14/20	1,283,999
450,000	g	Rolls-Royce plc	3.625	10/14/25	477,852
5,950,000		Target Corp	2.500	04/15/26	6,103,724
2,900,000		Target Corp	3.625	04/15/46	2,975,823
		TOTAL RETAILING			36,814,710

SOFTWARE & SERVICES - 0.8%
2,500,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,642,405
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	10,002,720
500,000	g	First Data Corp	7.000	12/01/23	507,500
1,675,000		Microsoft Corp	3.125	11/03/25	1,793,371
325,000		NCR Corp	5.875	12/15/21	329,875
300,000	g	Open Text Corp	5.625	01/15/23	303,750
575,000	g	Open Text Corp	5.875	06/01/26	577,875
3,500,000	h	Oracle Corp	1.900	09/15/21	3,513,615
3,500,000	h	Oracle Corp	2.650	07/15/26	3,504,000
3,500,000	h	Oracle Corp	4.000	07/15/46	3,526,509
275,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	279,813
		TOTAL SOFTWARE & SERVICES			26,981,433
17

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
$2,275,000		Amphenol Corp	3.125%	09/15/21	$2,351,961
3,400,000		Apple, Inc	2.250	02/23/21	3,498,549
2,775,000		Apple, Inc	3.250	02/23/26	2,948,596
1,100,000		Apple, Inc	4.650	02/23/46	1,239,269
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,299
725,000	g	CommScope, Inc	5.000	06/15/21	740,587
725,000	g	CommScope, Inc	5.500	06/15/24	735,875
225,000	g	Diamond Finance Corp	5.875	06/15/21	230,599
225,000	g	Diamond Finance Corp	7.125	06/15/24	235,067
415,000		General Electric Co	5.250	12/06/17	439,971
725,000	g	NXP BV	4.625	06/01/23	737,688
175,000	g	Sensata Technologies BV	5.625	11/01/24	181,671
2,793,000		Tyco Electronics Group S.A.	2.375	12/17/18	2,834,342
3,000,000		Tyco Electronics Group S.A.	3.500	02/03/22	3,170,562
525,000		Tyco Electronics Group S.A.	3.700	02/15/26	553,697
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			19,999,733

TELECOMMUNICATION SERVICES - 1.7%
1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,011,690
2,525,000		American Tower Corp	3.300	02/15/21	2,634,353
975,000		American Tower Corp	3.500	01/31/23	1,009,025
600,000		American Tower Corp	4.400	02/15/26	651,739
1,000,000		American Tower Corp	3.375	10/15/26	1,005,742
2,450,000		AT&T, Inc	2.450	06/30/20	2,501,572
2,950,000		AT&T, Inc	2.625	12/01/22	2,954,098
3,050,000		AT&T, Inc	4.450	04/01/24	3,340,339
6,900,000		AT&T, Inc	3.400	05/15/25	7,061,398
3,500,000		AT&T, Inc	4.125	02/17/26	3,759,847
3,275,000		AT&T, Inc	4.500	05/15/35	3,346,595
1,175,000		AT&T, Inc	4.750	05/15/46	1,204,312
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,620,936
720,000		Crown Castle International Corp	3.400	02/15/21	751,709
980,000		Crown Castle International Corp	4.875	04/15/22	1,076,236
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	251,657
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	949,266
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,019,194
750,000	g	Oi S.A.	5.750	02/10/22	119,925
500,000		Orange S.A.	5.500	02/06/44	629,815
1,900,000		T-Mobile USA, Inc	6.731	04/28/22	1,997,945
425,000		T-Mobile USA, Inc	6.375	03/01/25	444,125
1,000,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	997,530
1,925,000		Verizon Communications, Inc	3.450	03/15/21	2,062,718
1,150,000		Verizon Communications, Inc	4.150	03/15/24	1,268,413
6,000,000		Verizon Communications, Inc	4.400	11/01/34	6,190,152
8,322,000		Verizon Communications, Inc	4.272	01/15/36	8,507,140
		TOTAL TELECOMMUNICATION SERVICES			58,367,471

TRANSPORTATION - 1.3%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,268,267
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,689,298
18

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000	g	Bombardier, Inc	5.500%	09/15/18	$891,000
2,350,000		Canadian Pacific Railway Co	2.900	02/01/25	2,387,478
775,000		Canadian Pacific Railway Co	4.800	08/01/45	894,131
2,660,000		CSX Corp	3.350	11/01/25	2,828,309
1,750,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,778,730
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	728,575
1,000,000	g	ERAC USA Finance LLC	3.300	12/01/26	1,027,130
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	909,895
1,400,000		FedEx Corp	3.250	04/01/26	1,458,650
1,262,000		GATX Corp	1.250	03/04/17	1,260,284
4,240,000		GATX Corp	2.500	03/15/19	4,288,213
1,450,000		GATX Corp	2.500	07/30/19	1,464,771
1,150,000		GATX Corp	3.250	03/30/25	1,121,652
1,175,000		GATX Corp	5.200	03/15/44	1,218,105
1,700,000		GATX Corp	4.500	03/30/45	1,558,303
6,000,000	g	Kansas City Southern	2.350	05/15/20	5,996,832
2,225,000	g	Kansas City Southern	4.950	08/15/45	2,500,239
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	968,750
2,500,000		Norfolk Southern Corp	4.450	06/15/45	2,756,940
375,000		Northrop Grumman Corp	1.750	06/01/18	378,589
900,000	g	Transnet SOC Ltd	4.000	07/26/22	853,326
1,750,000	g	TTX Co	3.600	01/15/25	1,830,671
		TOTAL TRANSPORTATION			42,058,138

UTILITIES - 3.7%
3,025,000	g	Abu Dhabi National Energy Co PJSC	3.625	06/22/21	3,169,292
73,000	i	AES Corp	3.673	06/01/19	72,817
485,000		AES Corp	7.375	07/01/21	546,837
1,000,000		AES Corp	4.875	05/15/23	987,500
2,075,000		AGL Capital Corp	3.875	11/15/25	2,229,913
1,250,000		AGL Capital Corp	4.400	06/01/43	1,279,396
1,000,000		Alabama Power Co	3.550	12/01/23	1,092,823
725,000		Alabama Power Co	4.150	08/15/44	793,673
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	2,082,286
450,000		AmeriGas Finance LLC	3.750	05/01/21	465,075
875,000		AmeriGas Partners LP	5.625	05/20/24	881,562
1,325,000		AmeriGas Partners LP	5.875	08/20/26	1,328,312
775,000		Atmos Energy Corp	8.500	03/15/19	913,663
1,075,000		Black Hills Corp	4.250	11/30/23	1,172,835
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,668,048
225,000		Carolina Power & Light Co	5.700	04/01/35	284,650
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	172,547
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	779,150
1,125,000		CMS Energy Corp	3.600	11/15/25	1,195,202
2,250,000	g	Comision Federal de Electricidad	4.875	05/26/21	2,399,062
1,800,000	g	Comision Federal de Electricidad	4.875	01/15/24	1,890,000
395,000		Commonwealth Edison Co	5.900	03/15/36	526,383
415,000		Connecticut Light & Power Co	5.500	02/01/19	459,178
1,850,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	2,104,234
1,750,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,813,110
1,200,000		Consolidated Edison, Inc	2.000	05/15/21	1,212,718
1,575,000	g	Diamond Finance Corp	3.480	06/01/19	1,613,446
19

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,375,000	g	Diamond Finance Corp	4.420%	06/15/21	$3,468,842
2,825,000		Dominion Gas Holdings LLC	4.600	12/15/44	2,942,319
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	289,275
10,500,000		Duke Energy Florida Project Finance LLC	1.196	03/01/20	10,507,686
5,000,000		Duke Energy Florida Project Finance LLC	1.731	09/01/22	5,082,720
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	717,523
3,400,000	g	Electricite de France S.A.	2.350	10/13/20	3,474,701
3,400,000	g	Electricite de France S.A.	3.625	10/13/25	3,547,689
1,500,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,428,750
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,277,858
1,075,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,065,863
550,000		Ferrellgas Partners LP	6.750	01/15/22	500,500
1,250,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	1,322,123
335,000		Florida Power Corp	6.400	06/15/38	477,477
1,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,019,034
630,000		Indiana Michigan Power Co	7.000	03/15/19	715,775
900,000		Indiana Michigan Power Co	4.550	03/15/46	1,000,946
555,000		Integrys Energy Group, Inc	4.170	11/01/20	610,191
195,000	g	Kansas Gas & Electric	6.700	06/15/19	223,835
775,000		Kinder Morgan, Inc	9.000	02/01/19	882,544
750,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	762,785
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,328,365
945,000		MPLX LP	4.000	02/15/25	858,784
630,000		Nevada Power Co	6.500	08/01/18	698,104
700,000		NiSource Finance Corp	4.800	02/15/44	803,371
1,025,000		Northeast Utilities	1.450	05/01/18	1,026,429
900,000		NRG Energy, Inc	6.250	05/01/24	856,692
1,000,000		NTPC Ltd	5.625	07/14/21	1,134,291
1,450,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,473,457
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	213,446
925,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	949,013
2,750,000		Pacific Gas & Electric Co	4.250	03/15/46	3,057,964
1,800,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,876,077
1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,496,028
135,000		Potomac Electric Power Co	7.900	12/15/38	211,876
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	4,223,115
1,225,000		PPL Capital Funding, Inc	3.100	05/15/26	1,238,964
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	1,064,488
565,000		Progress Energy, Inc	7.050	03/15/19	644,892
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,980,740
440,000		Public Service Electric & Gas Co	5.300	05/01/18	472,746
700,000		Public Service Electric & Gas Co	3.800	03/01/46	759,991
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,398,750
1,150,000		Sempra Energy	2.875	10/01/22	1,176,613
1,750,000		Southern Co	4.400	07/01/46	1,882,477
1,925,000		Southern Power Co	4.150	12/01/25	2,082,619
1,000,000	g	SP PowerAssets Ltd	3.250	11/24/25	1,070,590
1,700,000		Spectra Energy Partners LP	4.500	03/15/45	1,729,165
550,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	549,313
950,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	1,009,722
845,000		Virginia Electric & Power Co	2.950	01/15/22	890,297
2,300,000		Virginia Electric & Power Co	3.150	01/15/26	2,429,518
20

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$375,000	h	Western Gas Partners LP	4.650%	07/01/26	$373,973
	850,000		Williams Partners LP	3.600	03/15/22	804,752
	825,000		Williams Partners LP	4.500	11/15/23	791,544
	1,000,000		Wisconsin Power & Light Co	4.100	10/15/44	1,086,824
	470,000		Xcel Energy, Inc	4.800	09/15/41	540,513
			TOTAL UTILITIES			121,637,651

			TOTAL CORPORATE BONDS			1,194,734,654
			(Cost $1,149,547,461)

GOVERNMENT BONDS - 39.8%

AGENCY SECURITIES - 0.6%
	3,311,494		AMAL Ltd	3.465	08/21/21	3,493,030
	4,500,000		Amber Circle Funding Ltd	3.250	12/04/22	4,699,710
	10,325,000		Private Export Funding Corp (PEFCO)	2.250	03/15/20	10,709,586
	234,063		Totem Ocean Trailer Express, Inc	4.514	12/18/19	246,846
	1,775,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,883,612
			TOTAL AGENCY SECURITIES			21,032,784

FOREIGN GOVERNMENT BONDS - 4.0%
	2,000,000	g	Abu Dhabi Government International Bond	3.125	05/03/26	2,060,240
	1,375,000	g	Argentine Republic Government International Bond	6.875	04/22/21	1,467,812
	1,065,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	961,162
	977,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	994,039
	2,075,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,851,938
BRL	4,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,352,516
	$1,670,000		Brazilian Government International Bond	7.125	01/20/37	1,882,925
	1,500,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	1,514,007
	700,000	g	Caisse d’Amortissement de la Dette Sociale	1.875	07/28/20	712,905
	2,575,000		Colombia Government International Bond	2.625	03/15/23	2,491,312
	1,000,000		Colombia Government International Bond	4.500	01/28/26	1,065,000
	1,500,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,500,000
	2,900,000	g	Croatia Government International Bond	6.375	03/24/21	3,163,755
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,384,851
	$675,000	g,h	Dominican Republic International Bond	6.875	01/29/26	745,875
	480,000	g	Dominican Republic International Bond	7.450	04/30/44	528,000
	1,700,000	g	Ecuador Government International Bond	10.500	03/24/20	1,683,000
	1,450,000	g	Egypt Government International Bond	5.875	06/11/25	1,268,750
	395,000		European Investment Bank	4.875	02/15/36	532,089
	4,500,000	g	Export-Import Bank of China	2.500	07/31/19	4,606,884
	1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,540,998
	10,000,000		Export-Import Bank of Korea	2.250	01/21/20	10,152,180
	4,500,000		Export-Import Bank of Korea	2.625	05/26/26	4,581,572
	2,575,000	g	Guatemala Government Bond	4.500	05/03/26	2,620,063
	2,730,000		Hungary Government International Bond	5.750	11/22/23	3,107,832
	1,500,000	g	Indonesia Government International Bond	3.375	04/15/23	1,508,144
	1,240,000		Israel Government International Bond	4.500	01/30/43	1,388,602
	1,205,000		Italy Government International Bond	6.875	09/27/23	1,511,070
	1,050,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	977,718
	4,000,000		Japan Bank for International Cooperation	2.375	04/20/26	4,177,780
	1,500,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,517,492
21

TIAA-CREF FUNDS - Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,280,000	g	Japan Finance Organization for Municipalities	2.125%	04/13/21	$1,301,318
	2,650,000	g	Kazakhstan Government International Bond	6.500	07/21/45	3,079,671
	3,000,000	g,i	Kommunalbanken AS.	0.816	02/20/18	2,995,068
	1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,027,314
	750,000		Korea Development Bank	2.500	03/11/20	771,630
	2,250,000		Korea Development Bank	3.000	01/13/26	2,371,156
	2,698,000		Landwirtschaftliche Rentenbank	2.000	01/13/25	2,765,196
	1,000,000	g	Lithuania Government International Bond	6.625	02/01/22	1,207,864
MXN	19,270,000		Mexican Bonos	8.000	12/07/23	1,198,072
	39,000,000		Mexican Bonos	10.000	11/20/36	2,997,453
	$1,800,000		Mexico Government International Bond	4.000	10/02/23	1,937,250
	1,450,000		Mexico Government International Bond	4.750	03/08/44	1,562,375
	400,000	g	Morocco Government International Bond	5.500	12/11/42	432,000
	2,825,000	g	Namibia International Bonds	5.250	10/29/25	2,878,110
	1,343,000	g	Nigeria Government International Bond	6.375	07/12/23	1,292,772
	1,000,000	g	Pakistan Government International Bond	8.250	09/30/25	1,056,570
	2,500,000		Panama Government International Bond	4.000	09/22/24	2,687,500
	1,125,000		Panama Government International Bond	3.875	03/17/28	1,192,500
	1,500,000		Panama Government International Bond	4.300	04/29/53	1,541,250
	1,800,000		Peruvian Government International Bond	4.125	08/25/27	1,980,000
	1,300,000		Peruvian Government International Bond	8.750	11/21/33	2,047,500
	620,000		Province of Quebec Canada	7.500	09/15/29	940,830
	1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,552,500
	1,925,000	g	Qatar Government International Bond	3.250	06/02/26	1,963,500
	900,000	g	Republic of Angola	9.500	11/12/25	891,180
	1,500,000	g	Republic of Ghana	8.125	01/18/26	1,288,200
	1,400,000	g	Republic of Paraguay	6.100	08/11/44	1,515,500
	600,000	g	Republic of Serbia	4.875	02/25/20	618,696
RUB	38,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	555,029
	$1,900,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	2,072,406
	400,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	452,352
ZAR	29,500,000		South Africa Government Bond	8.250	09/15/17	2,018,811
	$1,175,000		South Africa Government International Bond	5.500	03/09/20	1,269,000
	2,000,000		South Africa Government International Bond	5.875	09/16/25	2,227,000
	1,500,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,616,250
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,509,867
	750,000		Turkey Government International Bond	5.625	03/30/21	817,500
	2,500,000		Turkey Government International Bond	3.250	03/23/23	2,421,875
	275,000		Turkey Government International Bond	5.750	03/22/24	306,655
	3,175,000		Turkey Government International Bond	4.875	10/09/26	3,343,402
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,821,627
	1,025,000		Uruguay Government International Bond	4.375	10/27/27	1,091,625
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	1,000,000
	400,000	g	Zambia Government International Bond	8.970	07/30/27	346,040
			TOTAL FOREIGN GOVERNMENT BONDS			134,812,925

MORTGAGE BACKED - 22.1%
	7,318,878		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	7,688,522
	3,018,676		FHLMC	3.000	12/15/41	3,163,577
	11,261,496		FHLMC	3.000	09/15/42	11,682,426
	2,455,238	i	FHLMC	0.792	07/15/45	2,447,392
	5,386		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20	5,691
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$215		FGLMC	6.500%	10/01/28	$247
5,745		FGLMC	6.500	01/01/29	6,600
1,892		FGLMC	6.500	03/01/29	2,233
27,481		FGLMC	6.500	07/01/29	31,572
1,278		FGLMC	8.000	01/01/31	1,487
10,261		FGLMC	6.500	09/01/31	12,288
29,378		FGLMC	8.000	09/01/31	34,455
123,566		FGLMC	7.000	12/01/31	143,781
152,435		FGLMC	4.500	07/01/33	166,883
489,422		FGLMC	5.000	09/01/33	548,784
213,954		FGLMC	5.500	09/01/33	243,969
215,529		FGLMC	5.500	09/01/33	245,503
316,004		FGLMC	5.500	10/01/33	360,199
416,631		FGLMC	5.500	12/01/33	471,454
980,209		FGLMC	7.000	12/01/33	1,186,306
230,036		FGLMC	5.000	01/01/34	257,496
348,155		FGLMC	4.500	04/01/35	380,644
347,692		FGLMC	7.000	05/01/35	419,052
59,474		FGLMC	5.000	02/01/36	66,072
1,334		FGLMC	6.500	05/01/36	1,533
278,760		FGLMC	5.000	04/01/38	311,592
257,917		FGLMC	5.000	07/01/39	284,577
2,674,703	w	FGLMC	4.500	11/01/40	2,994,950
2,958,780	w	FGLMC	4.500	12/01/40	3,311,892
261,699		FGLMC	4.500	11/01/44	290,827
317,728		FGLMC	4.500	11/01/44	352,661
112,010		FGLMC	4.500	12/01/44	122,767
202,306		FGLMC	4.500	12/01/44	224,838
1,870,969		FGLMC	3.500	04/01/45	2,000,933
5,711,757		FGLMC	3.500	07/01/45	6,051,411
13,852,427		FGLMC	3.500	10/01/45	14,801,935
12,351,390		FGLMC	4.000	12/01/45	13,454,236
10,552,576		FGLMC	3.500	03/01/46	11,276,678
1,967,128		FGLMC	4.000	05/01/46	2,135,973
4,942,279		FGLMC	3.500	06/01/46	5,235,909
607		Federal National Mortgage Association (FNMA)	8.000	07/01/24	719
442		FNMA	7.500	01/01/29	510
1,211		FNMA	6.500	04/01/29	1,394
10,420		FNMA	7.500	07/01/29	10,757
528		FNMA	7.500	02/01/31	551
2,380		FNMA	7.500	03/01/31	2,979
728		FNMA	7.500	05/01/31	737
13,000,000	h	FNMA	2.500	07/25/31	13,449,922
17,000,000	g,h	FNMA	3.000	07/25/31	17,824,434
15,000,000	h	FNMA	2.500	08/25/31	15,495,703
22,000,000	h	FNMA	3.000	08/25/31	23,042,852
735		FNMA	6.500	09/01/31	846
7,000,000	h	FNMA	2.500	09/25/31	7,218,203
10,388		FNMA	6.500	11/01/31	12,316
171,186		FNMA	6.500	07/01/32	201,968
22,226		FNMA	4.500	03/25/33	22,350
23

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,421,480	FNMA	5.000%	06/01/33	$2,697,559
4,192,612	FNMA	5.000	10/01/33	4,679,157
1,803,577	FNMA	5.500	03/01/34	2,046,741
20,756	FNMA	6.000	11/01/34	23,708
2,475,125	FNMA	5.000	05/01/35	2,756,557
1,838,174	FNMA	5.000	10/01/35	2,044,832
13,889	FNMA	5.000	11/01/35	14,830
984,702	FNMA	5.000	02/01/36	1,095,789
6,168,193	FNMA	3.500	03/01/36	6,565,601
8,200,266	FNMA	3.500	04/01/36	8,728,600
2,484,981	FNMA	3.500	05/01/36	2,645,092
5,946,828	FNMA	4.000	06/01/36	6,439,795
706,514	FNMA	5.500	08/01/37	801,492
201,294	FNMA	6.000	09/01/37	234,960
1,871,809	FNMA	5.500	04/01/38	2,107,547
856,479	FNMA	5.500	11/01/38	1,003,756
45,998	FNMA	4.500	04/01/39	51,517
964,822	FNMA	4.500	05/01/39	1,067,421
146,184	FNMA	4.000	07/01/39	158,593
776,884	FNMA	5.500	08/01/39	890,690
357,266	FNMA	4.500	10/01/39	390,726
68,793	FNMA	4.500	02/01/40	75,062
2,202,478	FNMA	4.500	03/01/40	2,435,725
392,365	FNMA	4.500	06/01/40	429,822
600,332	FNMA	5.000	08/01/40	668,293
1,263,669	FNMA	5.000	09/01/40	1,406,941
24,426	FNMA	6.000	10/01/40	27,951
195,763	FNMA	4.500	11/01/40	218,157
320,777	FNMA	4.500	01/01/41	350,037
5,642,251	FNMA	4.500	01/01/41	6,291,335
275,706	FNMA	4.500	02/01/41	308,970
1,557,303	FNMA	5.000	05/01/41	1,734,929
317,116	FNMA	4.500	06/01/41	355,379
344,899	FNMA	4.500	06/01/41	384,315
1,732,798	FNMA	5.000	07/01/41	1,931,493
964,403	FNMA	4.500	09/01/41	1,067,561
878,935	FNMA	4.500	11/01/41	963,680
319,800	FNMA	4.500	12/01/41	356,472
8,757,340	FNMA	5.500	12/01/41	10,151,035
349,246	FNMA	4.500	01/01/42	389,247
829,337	FNMA	4.500	01/01/42	922,760
1,454,764	FNMA	3.500	02/01/42	1,553,117
2,507,442	FNMA	4.500	02/01/42	2,748,382
298,158	FNMA	4.500	03/01/42	334,060
6,740,003	FNMA	3.000	03/25/42	7,038,717
357,661	FNMA	4.500	04/01/42	398,541
1,408,166	FNMA	4.500	04/01/42	1,542,993
395,864	FNMA	4.500	06/01/42	441,334
3,546,261	FNMA	4.500	06/01/42	3,880,195
5,776,165	FNMA	3.000	06/25/42	6,037,618
13,235,480	FNMA	3.500	07/01/42	14,130,366
322,706	FNMA	4.500	07/01/42	361,561
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,841,412	i	FNMA	0.953%	08/25/42	$1,844,523
38,845		FNMA	3.000	10/01/42	40,400
335,296		FNMA	3.000	10/01/42	348,708
1,724,294	i	FNMA	0.853	11/25/42	1,723,776
6,473,415		FNMA	3.500	11/25/42	1,012,129
4,452,455	w	FNMA	3.000	01/01/43	4,630,490
5,668,069	w	FNMA	3.000	02/01/43	5,894,812
3,862,014		FNMA	3.000	02/25/43	4,059,419
1,126,817	i	FNMA	0.803	03/25/43	1,121,559
2,471		FNMA	3.000	04/01/43	2,570
3,825,157		FNMA	3.000	08/25/43	4,028,854
1,641,673		FNMA	3.500	09/01/43	1,735,410
2,482,943		FNMA	4.000	04/01/44	2,691,959
841,726		FNMA	4.000	06/01/44	913,106
1,024,392		FNMA	4.000	06/01/44	1,111,726
1,995,408		FNMA	4.500	06/01/44	2,230,080
7,202,378		FNMA	4.500	06/01/44	8,047,942
285,708		FNMA	4.000	07/01/44	309,828
939,940		FNMA	4.000	07/01/44	1,019,732
393,921		FNMA	4.000	08/01/44	427,191
1,752,659		FNMA	4.000	08/01/44	1,901,419
1,412,870		FNMA	4.000	08/01/44	1,532,816
2,943,954		FNMA	4.000	08/01/44	3,193,880
4,366,161		FNMA	4.500	08/01/44	4,878,294
232,178		FNMA	4.000	09/01/44	251,920
270,041		FNMA	4.000	09/01/44	292,737
1,049,791		FNMA	4.000	10/01/44	1,138,908
5,705,644		FNMA	4.500	10/01/44	6,375,531
4,333,260		FNMA	4.500	11/01/44	4,842,221
1,887,013		FNMA	4.000	12/01/44	2,035,273
2,722,142		FNMA	4.000	12/01/44	2,973,640
955,911		FNMA	4.500	12/01/44	1,068,229
2,075,543		FNMA	4.000	01/01/45	2,267,448
575,274		FNMA	3.500	03/01/45	615,530
807,542		FNMA	3.500	03/01/45	862,035
345,971		FNMA	3.500	03/01/45	370,148
553,668		FNMA	3.500	03/01/45	591,033
256,183		FNMA	3.500	04/01/45	273,468
1,121,363		FNMA	3.500	04/01/45	1,197,041
3,609,839		FNMA	3.500	04/01/45	3,853,441
4,232,636		FNMA	3.500	05/01/45	4,532,731
591,951		FNMA	4.000	05/01/45	646,743
1,105,209		FNMA	3.500	06/01/45	1,179,794
1,317,140		FNMA	4.000	06/01/45	1,439,142
1,920,272		FNMA	3.500	07/01/45	2,049,863
6,515,464		FNMA	4.000	07/01/45	7,108,410
863,669		FNMA	4.000	08/01/45	952,292
2,985,647		FNMA	4.000	08/01/45	3,206,048
3,940,444		FNMA	3.500	09/01/45	4,204,062
1,911,396		FNMA	4.000	11/01/45	2,107,621
988,905		FNMA	4.000	12/01/45	1,090,423
3,065,531		FNMA	4.000	12/01/45	3,323,829
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$482,113		FNMA	3.500%	01/01/46	$514,698
9,758,753		FNMA	3.500	01/01/46	10,303,775
8,902,656		FNMA	4.000	01/01/46	9,712,623
4,064,743		FNMA	3.500	02/01/46	4,339,362
1,014,236		FNMA	4.000	02/01/46	1,090,949
1,994,206		FNMA	4.000	02/01/46	2,175,646
521,178		FNMA	3.500	03/01/46	556,405
15,677,520		FNMA	3.500	03/01/46	16,549,311
1,094,765		FNMA	3.500	04/01/46	1,168,759
37,742,510		FNMA	3.500	06/01/46	39,851,961
974,990		FNMA	4.000	06/01/46	1,046,196
9,000,000	h	FNMA	3.000	07/25/46	9,339,610
5,000,000	h	FNMA	3.500	07/25/46	5,274,804
2,000,000	h	FNMA	4.000	07/25/46	2,143,945
22,000,000	h	FNMA	3.000	08/25/46	22,788,907
33,000,000	h	FNMA	4.000	08/25/46	35,344,162
12,000,000	h	FNMA	4.500	08/25/46	13,090,547
15,000,000	h	FNMA	3.000	09/25/46	15,505,078
15,000,000	h	FNMA	4.000	09/25/46	16,044,434
91		Government National Mortgage Association (GNMA)	7.000	01/15/28	102
1,599		GNMA	7.000	02/15/28	1,641
563		GNMA	7.000	06/15/28	580
790		GNMA	7.000	06/15/28	866
1,608		GNMA	6.500	09/15/28	1,834
5,621		GNMA	6.500	09/15/28	6,412
5,713		GNMA	6.500	11/15/28	6,517
2,921		GNMA	7.500	11/15/28	3,326
546		GNMA	8.500	07/15/30	550
16,597		GNMA	8.500	10/15/30	17,709
8,422		GNMA	8.500	10/20/30	10,278
991		GNMA	8.500	12/15/30	1,279
1,739		GNMA	7.000	06/20/31	2,167
3,721		GNMA	7.000	07/15/31	3,933
3,784		GNMA	7.000	07/15/31	4,267
467		GNMA	6.500	03/15/33	532
94,431		GNMA	5.500	07/15/33	107,478
377,996		GNMA	5.500	09/15/33	435,382
100,721		GNMA	5.500	02/20/35	113,439
593,936		GNMA	5.500	05/20/35	669,909
182,962		GNMA	5.500	02/20/36	204,673
29,526		GNMA	6.000	10/20/36	34,055
31,603		GNMA	6.000	01/20/37	36,449
108,884		GNMA	6.000	02/20/37	125,903
31,934		GNMA	5.500	07/15/38	36,023
198,534		GNMA	5.500	07/20/38	218,251
77,654		GNMA	6.000	08/20/38	88,692
98,741		GNMA	6.500	11/20/38	116,074
13,904		GNMA	4.500	02/20/39	15,251
726,411		GNMA	5.000	06/15/39	824,527
1,532,775		GNMA	4.500	09/20/39	1,719,369
25,793		GNMA	4.500	08/20/41	28,281
26

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$73,616		GNMA	4.500%	09/20/41	$80,814
8,666,044		GNMA	3.500	10/20/42	1,576,685
16,546		GNMA	4.500	01/20/44	18,147
17,874		GNMA	4.500	02/20/44	19,428
30,502		GNMA	4.500	05/20/44	33,462
232,124		GNMA	4.500	05/20/44	254,682
231,911		GNMA	4.500	08/20/44	254,346
240,623		GNMA	4.500	09/20/44	263,810
78,002		GNMA	4.500	10/20/44	85,502
79,491		GNMA	4.500	11/20/44	87,134
147,074		GNMA	4.500	12/20/44	161,371
218,043		GNMA	4.500	02/20/45	238,827
239,024		GNMA	4.500	08/20/45	262,368
290,129		GNMA	4.500	08/20/45	318,455
240,993		GNMA	4.500	12/20/45	264,576
27,931,576		GNMA	3.500	05/20/46	29,692,337
11,853,351		GNMA	4.000	05/20/46	12,692,292
9,000,000	h	GNMA	3.000	07/20/46	9,406,406
31,000,000	h	GNMA	3.000	08/20/46	32,336,873
10,000,000	h	GNMA	3.500	08/20/46	10,597,657
14,000,000	h	GNMA	3.000	09/20/46	14,570,937
10,000,000	h	GNMA	3.500	09/20/46	10,580,469
		TOTAL MORTGAGE BACKED			736,110,280

MUNICIPAL BONDS - 4.8%
2,500,000	h	Commonwealth of Massachusetts	3.277	06/01/46	2,524,450
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	4,675,165
15,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	15,395,700
8,840,000		Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	9,681,922
980,000	h	Imperial Irrigation District Electric System Revenue	0.945	11/01/16	979,794
1,870,000	h	Imperial Irrigation District Electric System Revenue	0.995	11/01/17	1,870,000
1,890,000	h	Imperial Irrigation District Electric System Revenue	1.095	11/01/18	1,892,570
6,000,000		New York State Dormitory Authority	3.879	07/01/46	6,230,940
10,000,000		Ohio State University	3.798	12/01/46	10,874,200
7,500,000		Port of Morrow OR	1.582	09/01/20	7,540,725
5,000,000		Port of Morrow OR	1.782	09/01/21	5,053,450
3,460,000	h	State of Georgia	1.910	02/01/23	3,503,631
3,000,000		State of Illinois	4.833	02/01/17	3,051,240
8,800,000		State of Illinois	4.350	06/01/18	9,070,336
1,845,000		State of Illinois	4.700	01/01/21	1,980,146
2,560,000		State of Illinois	3.860	04/01/21	2,657,434
13,000,000		State of Michigan	1.779	11/01/21	13,117,780
7,000,000		State of Michigan	1.966	11/01/22	7,063,770
1,763,000		State Public School Building Authority	5.000	09/15/27	1,960,421
7,500,000		Texas A&M University	3.993	05/15/37	8,103,150
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,253,475
2,500,000		University of California	0.993	05/15/18	2,502,750
1,185,000		University of California	1.228	05/15/19	1,187,323
1,920,000		University of California	1.534	05/15/20	1,925,011
27

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		University of California	1.784%	05/15/21	$1,007,370
15,000,000		University of California	1.910	05/15/21	15,266,550
3,000,000		University of California	2.020	05/15/22	3,025,170
3,000,000		University of California	2.220	05/15/23	3,047,190
2,000,000		University of California	2.439	05/15/24	2,023,760
2,000,000		University of California	2.589	05/15/25	2,041,800
2,000,000		University of California	2.639	05/15/26	2,051,420
6,635,000		University of California	3.552	05/15/39	7,024,275
		TOTAL MUNICIPAL BONDS			159,582,918

U.S. TREASURY SECURITIES - 8.3%
2,560,000		United States Treasury Bond	5.250	11/15/28	3,603,899
5,000,000		United States Treasury Bond	4.500	02/15/36	7,202,540
2,250,000		United States Treasury Bond	4.750	02/15/37	3,346,875
37,050,000		United States Treasury Bond	3.500	02/15/39	46,774,180
16,015,000		United States Treasury Bond	3.875	08/15/40	21,269,922
29,305,000		United States Treasury Bond	2.500	02/15/46	30,542,462
45,300,000		United States Treasury Bond	2.500	05/15/46	47,258,863
6,250,000		United States Treasury Note	0.625	06/30/18	6,252,931
345,000		United States Treasury Note	0.875	05/15/19	346,685
265,000		United States Treasury Note	0.875	06/15/19	266,315
310,000		United States Treasury Note	2.125	01/31/21	325,997
1,400,000		United States Treasury Note	1.375	04/30/21	1,424,391
2,415,000		United States Treasury Note	2.000	05/31/21	2,529,524
7,605,000		United States Treasury Note	1.125	06/30/21	7,643,618
280,000		United States Treasury Note	2.000	08/31/21	293,322
2,000,000		United States Treasury Note	1.750	02/28/22	2,067,422
885,000		United States Treasury Note	1.750	03/31/22	914,627
1,900,000		United States Treasury Note	1.750	04/30/22	1,963,532
1,930,000		United States Treasury Note	2.125	06/30/22	2,035,548
6,547,000		United States Treasury Note	1.875	08/31/22	6,806,575
13,525,000		United States Treasury Note	1.625	05/31/23	13,833,005
68,790,000		United States Treasury Note	1.625	05/15/26	69,671,337
		TOTAL U.S. TREASURY SECURITIES			276,373,570

		TOTAL GOVERNMENT BONDS			1,327,912,477
		(Cost $1,294,703,405)

STRUCTURED ASSETS - 21.3%

ASSET BACKED - 6.9%
284,345	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	281,085
		Series - 2005 HE5 (Class M2)
2,500,000		Ally Auto Receivables Trust	1.440	08/17/20	2,511,113
		Series - 2016 3 (Class A3)
2,125,000		Ally Auto Receivables Trust	1.720	04/15/21	2,143,205
		Series - 2016 3 (Class A4)
10,881,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	10,886,063
		Series - 2013 1 (Class C)
8,207,000		AmeriCredit Automobile Receivables Trust	3.000	07/08/19	8,292,668
		Series - 2013 3 (Class D)
1,845,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	1,891,794
		Series - 2015 3 (Class D)
28

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$55,677	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	$1
		Series - 2006 WMC1 (Class N1)
411,472	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	410,155
		Series - 2005 HE7 (Class M2)
7,750,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	7,793,085
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,010,651
		Series - 2011 5A (Class B)
9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040	03/20/19	9,885,018
		Series - 2012 3A (Class B)
5,000,000		Cabela’s Credit Card Master Note Trust	1.780	06/15/22	5,027,492
		Series - 2016 1 (Class A1)
5,000,000		Capital Auto Receivables Asset Trust	1.620	03/20/19	5,012,598
		Series - 2015 4 (Class A2)
11,283,472	g	Capital Automotive REIT	4.700	07/15/42	11,591,687
		Series - 2012 1A (Class A)
6,000,000	g	Capital Automotive REIT	3.660	10/15/44	5,781,674
		Series - 2014 1A (Class A)
14,151,636	g,i	CBRE Realty Finance	0.927	04/07/52	4,667,994
		Series - 2007 1A (Class A2)
2,015,927	i,m	CCR, Inc	0.890	07/10/17	2,001,536
		Series - 2010 CX (Class C)
174,731	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	174,237
		Series - 2002 1 (Class AF6) (Step Bond)
2,250,000		CNH Equipment Trust	1.630	08/15/21	2,265,286
		Series - 2016 B (Class A3)
10,665,000	g	DB Master Finance LLC	3.262	02/20/45	10,764,185
		Series - 2015 1A (Class A2I)
6,410,000	g,i	DB/UBS Mortgage Trust	5.884	11/10/46	7,273,458
		Series - 2011 LC1A (Class C)
12,699,490	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	13,070,315
		Series - 2012 1A (Class A2)
2,985,000	g	Domino’s Pizza Master Issuer LLC	3.484	10/25/45	3,032,224
		Series - 2015 1A (Class A2I)
895,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	915,264
		Series - 2015 1A (Class A2II)
1,500,000	g	Ford Credit Auto Owner Trust	2.310	08/15/27	1,531,384
		Series - 2016 1 (Class A)
7,500,000	g	Ford Credit Auto Owner Trust	2.030	12/15/27	7,539,398
		Series - 2016 2 (Class A)
2,000,000		Ford Credit Floorplan Master Owner Trust	2.390	08/15/22	2,042,217
		Series - 2015 5 (Class A)
8,000,000		GM Financial Automobile Leasing Trust	1.620	09/20/19	8,060,714
		Series - 2016 2 (Class A3)
1,500,000	g	GMF Floorplan Owner Revolving Trust	1.960	05/17/21	1,505,796
		Series - 2016 1 (Class A1)
3,957,496		GS Mortgage Securities Trust	1.478	05/10/49	3,976,241
		Series - 2016 GS2 (Class A1)
1,500,000		Harley-Davidson Motorcycle Trust	1.340	01/15/21	1,503,902
		Series - 2016 A (Class A3)
3,333,333	g	Hertz Vehicle Financing LLC	1.120	08/25/17	3,332,430
		Series - 2013 1A (Class A1)
29

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,666,667	g	Hertz Vehicle Financing LLC	1.860%	08/25/17	$1,665,256
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,022,567
		Series - 2011 1A (Class B2)
2,625,000	g	Hertz Vehicle Financing LLC	2.270	07/25/20	2,644,885
		Series - 2016 3A (Class A)
2,500,000	g	Hyundai Auto Lease Securitization Trust	1.240	11/15/18	2,504,525
		Series - 2016 B (Class A2A)
719,935	i	Lehman XS Trust	0.703	02/25/36	680,076
		Series - 2006 1 (Class 1A1)
1,874,262	i	Lehman XS Trust	6.500	06/25/46	1,462,486
		Series - 2006 13 (Class 2A1)
5,000,000		Nissan Auto Lease Trust	1.490	03/15/19	5,015,195
		Series - 2016 A (Class A3)
818,578	g	Orange Lake Timeshare Trust	3.030	07/09/29	813,122
		Series - 2014 AA (Class B)
48,082	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.398	09/25/34	48,146
		Series - 2004 WHQ1 (Class M1)
620,026	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.233	01/25/36	616,849
		Series - 2005 WCH1 (Class M2)
21,737	i	Residential Asset Securities Corp	6.489	10/25/30	21,916
		Series - 2001 KS2 (Class AI6)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	192,221
		Series - 2006 HI1 (Class M2) (Step Bond)
3,000,000	g,i	Sanders Re Ltd	4.259	05/05/17	2,976,000
		Series - 2013 144A (Class )
6,825,994		Santander Drive Auto Receivables Trust	3.870	02/15/18	6,845,829
		Series - 2012 2 (Class D)
1,496,906		Santander Drive Auto Receivables Trust	1.590	10/15/18	1,497,848
		Series - 2014 1 (Class B)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,003,208
		Series - 2013 2013-1 (Class D)
2,500,000		Santander Drive Auto Receivables Trust	1.560	05/15/20	2,503,410
		Series - 2016 2 (Class A3)
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	804,899
		Series - 2015 5 (Class B)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	811,009
		Series - 2015 5 (Class C)
121,263	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	121,003
		Series - 2006 OP1 (Class A2C)
552,673	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	554,871
		Series - 2012 2A (Class B)
3,508,134	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	3,480,277
		Series - 2013 1A (Class A)
849,338	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	843,132
		Series - 2013 1A (Class B)
7,214,149	g	Sierra Receivables Funding Co LLC	3.050	03/22/32	7,231,645
		Series - 2015 1A (Class B)
1,020,000	g	SLM Private Education Loan Trust	2.090	06/15/45	1,022,279
		Series - 2012 E (Class A2A)
30

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,204,000	g	SLM Private Education Loan Trust	3.310%	10/15/46	$1,228,096
		Series - 2012 C (Class A2)
2,293,812	g	SLM Student Loan Trust	3.480	10/15/30	2,337,891
		Series - 2012 B (Class A2)
2,421,128	g	SLM Student Loan Trust	4.540	10/17/44	2,536,683
		Series - 2011 C (Class A2B)
2,233,000	g	SLM Student Loan Trust	3.830	01/17/45	2,326,663
		Series - 2012 A (Class A2)
2,641,868	g	SolarCity LMC	4.800	11/20/38	2,580,038
		Series - 2013 1 (Class A)
2,163,767	g	SolarCity LMC	4.020	07/20/44	2,092,040
		Series - 2014 2 (Class A)
6,696,649	g	SpringCastle America Funding LLC	2.700	05/25/23	6,719,491
		Series - 2014 AA (Class A)
709,309	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.673	10/25/36	705,476
		Series - 2006 GEL4 (Class A2)
3,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	3,036,600
		Series - 2016 1A (Class A2I)
5,800,000	g,i	Vitality Re IV Ltd	3.009	01/09/17	5,801,160
		Series - 2013 IV B (Class )
124,058	g,i	Wachovia Loan Trust	0.806	05/25/35	121,159
		Series - 2005 SD1 (Class A)
5,458,750	g	Wendys Funding LLC	3.371	06/15/45	5,488,773
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			228,531,594

OTHER MORTGAGE BACKED - 14.4%
2,655,792	g	7 WTC Depositor LLC Trust	4.082	03/13/31	2,687,378
		Series - 2012 7WTC (Class A)
2,000,000	g,i	ACRE Commercial Mortgage Trust	2.934	08/15/31	1,971,158
		Series - 2014 FL2 (Class C)
1,908,660	i	American Home Mortgage Investment Trust	2.405	10/25/34	1,854,422
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	5.772	05/10/45	997,874
		Series - 2006 2 (Class B)
791,000	i	Banc of America Commercial Mortgage Trust	6.009	05/10/45	780,477
		Series - 2006 2 (Class C)
11,122,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	11,008,701
		Series - 2006 6 (Class B)
500,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	494,191
		Series - 2007 1 (Class AM)
10,500,000		Banc of America Commercial Mortgage Trust	1.559	06/15/49	10,592,839
		Series - 2016 UB10 (Class A1)
6,250,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	5,507,106
		Series - 2007 4 (Class E)
1,750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	1,618,920
		Series - 2007 4 (Class D)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.474	02/11/41	914,309
		Series - 2005 PWR7 (Class E)
1,000,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.884	11/11/41	1,056,993
		Series - 2004 PWR6 (Class G)
31

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,154,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.759%	02/13/42	$1,196,930
		Series - 2005 T18 (Class F)
9,826,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	10,244,038
		Series - 2007 T28 (Class AJ)
700,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.387	02/13/46	712,398
		Series - 2004 T16 (Class G)
6,195,012	i	CAS	2.453	10/25/28	6,238,043
		Series - 2016 C03 (Class 1M1)
1,843,920	i	CHL Mortgage Pass-Through Trust	2.823	02/20/35	1,836,871
		Series - 2004 HYB9 (Class 1A1)
135,949	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	137,026
		Series - 2007 C6 (Class ASB)
5,517,900	g,i	Citigroup Mortgage Loan Trust	0.626	05/25/37	5,280,557
		Series - 2015 8 (Class 1A1)
32,439,400	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	33,449,485
		Series - 2007 C3 (Class AM)
12,750,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	12,510,631
		Series - 2007 C3 (Class AJ)
8,028,000	g,i	COMM Mortgage Trust	6.007	12/10/49	7,857,093
		Series - 2007 C9 (Class G)
3,365,000	i	COMM Mortgage Trust	6.007	12/10/49	3,380,846
		Series - 2007 C9 (Class C)
213,302	i	Commercial Mortgage Trust	5.238	04/10/37	213,162
		Series - 2005 GG5 (Class AJ)
23,805,000	i	Commercial Mortgage Trust	5.867	12/10/49	24,625,406
		Series - 2007 GG11 (Class AM)
12,035,097	i	Connecticut Avenue Securities	2.603	09/25/28	12,177,735
		Series - 2016 C02 (Class 1M1)
31,020		Countrywide Alternative Loan Trust	5.500	08/25/16	30,980
		Series - 2004 30CB (Class 1A15)
668,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	671,387
		Series - 2006 K1A (Class H)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	4,971,799
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	5,975,450
		Series - 2007 C4 (Class AJ)
1,500,000		Credit Suisse Commercial Mortgage Trust	5.343	12/15/39	1,513,917
		Series - 2006 C5 (Class AM)
820,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	827,681
		Series - 2009 RR1 (Class A3C)
730,000	i	Credit Suisse Commercial Mortgage Trust	5.615	01/15/49	743,343
		Series - 2007 C2 (Class AM)
5,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	5,012,322
		Series - 2007 C2 (Class AJ)
63,762		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	63,734
		Series - 2005 C3 (Class AJ)
10,414,320		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	10,409,041
		Series - 2006 C4 (Class AM)
85,727,224	i	CSAIL Commercial Mortgage Trust	1.029	08/15/48	4,540,380
		Series - 2015 C3 (Class XA)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,451,076
		Series - 2007 C1 (Class AM)
32

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$399,802	i	Impac CMB Trust	1.113%	03/25/35	$366,199
		Series - 2004 11 (Class 2A1)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	764,213
		Series - 2005 LDP2 (Class C)
6,950,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.801	02/15/46	7,204,018
		Series - 2011 C3 (Class D)
2,035,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	2,109,664
		Series - 2007 LD12 (Class AM)
1,300,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	1,298,551
		Series - 2006 C4 (Class B)
1,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	999,050
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,972,741
		Series - 2007 C1 (Class C)
7,500,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	7,207,822
		Series - 2007 C1 (Class D)
1,995,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	2,057,260
		Series - 2007 C6 (Class AM)
4,273,268	g,i	LVII Resecuritization Trust	3.257	07/25/47	4,281,281
		Series - 2015 A (Class A)
580,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	602,304
		Series - 0 C1 (Class AJA)
4,500,000	g,i	ML-CFC Commercial Mortgage Trust	0.627	08/12/48	4,341,127
		Series - 2007 5 (Class AMFL)
7,854,300	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	7,892,547
		Series - 2007 6 (Class AM)
1,790,000	g,i	Morgan Stanley Capital I Trust	6.133	08/12/41	1,786,282
		Series - 2006 T23 (Class B)
4,425,387	i	Morgan Stanley Capital I Trust	5.389	11/12/41	4,387,655
		Series - 2006 HQ10 (Class AJ)
3,538,933	i	Morgan Stanley Capital I Trust	5.793	07/12/44	3,538,631
		Series - 2006 HQ9 (Class AJ)
1,821,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,819,087
		Series - 2006 HQ9 (Class B)
3,206,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	3,174,464
		Series - 2006 HQ9 (Class C)
9,033,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	8,984,111
		Series - 2007 HQ12 (Class C)
5,100,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,791,649
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	4,124,021
		Series - 2007 IQ15 (Class AM)
4,907,000	i	Morgan Stanley Capital I Trust	6.115	12/12/49	4,400,580
		Series - 2007 IQ16 (Class AJ)
3,000,000	g,i	Morgan Stanley Capital I Trust	5.325	10/12/52	2,994,244
		Series - 2006 T21 (Class B)
2,375,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	09/25/24	2,375,934
		Series - 2014 HQ2 (Class M2)
79,520	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	79,520
		Series - 2015 DN1 (Class M1)
1,250,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.853	01/25/25	1,260,127
		Series - 2015 DN1 (Class M2)
33

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653%	03/25/25	$9,036,974
		Series - 2015 HQ1 (Class M2)
1,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.253	03/25/25	1,809,483
		Series - 2015 HQ1 (Class M3)
1,741,996	i	Structured Agency Credit Risk Debt Note (STACR)	1.553	05/25/25	1,741,996
		Series - 2015 HQ2 (Class M1)
3,475,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.403	05/25/25	3,447,014
		Series - 2015 HQ2 (Class M2)
16,720,195	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	10/25/28	16,720,192
		Series - 2016 DNA2 (Class M1)
14,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	10/25/28	14,869,596
		Series - 2016 DNA2 (Class M2)
21,750,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.546	12/25/28	21,756,692
		Series - 2016 DNA3 (Class M1)
5,800,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	5,581,611
		Series - 2007 C30 (Class AMFL)
22,235,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	22,619,414
		Series - 2007 C30 (Class AM)
1,800,000	i	Wachovia Bank Commercial Mortgage Trust	5.789	01/15/45	1,751,569
		Series - 2006 C23 (Class F)
12,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	11,965,918
		Series - 2006 C27 (Class AJ)
3,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	2,817,272
		Series - 2006 C27 (Class B)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	240,566
		Series - 2007 C34 (Class AM)
3,195,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	1,879,612
		Series - 2007 C34 (Class F)
23,750,038	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	23,512,986
		Series - 2007 C34 (Class AJ)
1,700,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,665,151
		Series - 2007 C34 (Class C)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,591,709
		Series - 2007 C31 (Class AM)
1,725,000	i	Wachovia Bank Commercial Mortgage Trust	5.829	04/15/47	1,634,538
		Series - 2007 C31 (Class C)
22,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	22,588,949
		Series - 2007 C32 (Class AMFX)
2,670,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	487,827
		Series - 2007 C32 (Class J)
23,475,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	22,910,863
		Series - 2007 C32 (Class AJ)
4,140,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	3,953,480
		Series - 2007 C32 (Class B)
2,530,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	2,605,250
		Series - 2007 C33 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			479,557,443

		TOTAL STRUCTURED ASSETS			708,089,037
		(Cost $711,416,363)

		TOTAL BONDS			3,230,736,168
		(Cost $3,155,667,229)
34

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
SHORT-TERM INVESTMENTS - 9.4%

GOVERNMENT AGENCY DEBT - 4.5%
$50,000,000	Federal Home Loan Bank (FHLB)	0.250%	07/01/16	$50,000,000
57,000,000	FHLB	0.270	07/12/16	56,997,036
43,100,000	FHLB	0.330	07/19/16	43,096,337
	TOTAL GOVERNMENT AGENCY DEBT			150,093,373

TREASURY DEBT - 4.9%
18,000,000	United States Treasury Bill	0.235	07/28/16	17,997,569
15,800,000	United States Treasury Bill	0.285	08/04/16	15,796,824
5,000,000	United States Treasury Bill	0.235	08/11/16	4,998,815
9,000,000	United States Treasury Bill	0.302	08/18/16	8,997,264
2,200,000	United States Treasury Bill	0.261	09/01/16	2,199,078
2,500,000	United States Treasury Bill	0.252	09/15/16	2,498,858
4,000,000	United States Treasury Bill	0.241	09/22/16	3,997,776
55,000,000	United States Treasury Bill	0.373	09/29/16	54,964,030
50,000,000	United States Treasury Bill	0.323	10/06/16	49,964,950
	TOTAL TREASURY DEBT			161,415,164

	TOTAL SHORT-TERM INVESTMENTS			311,508,537
	(Cost $311,476,596)

	TOTAL INVESTMENTS - 107.8%			3,590,234,875
	(Cost $3,515,958,701)
	OTHER ASSETS & LIABILITIES, NET - (7.8)%			(258,342,014)
	NET ASSETS - 100.0%			$3,331,892,861

Abbreviation(s):
BRL	Brazilian Real
DOP	Dominican Peso
MXN	Mexican Peso
REIT	Real Estate Investment Trust
RUB	Russian Ruble
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $568,060,349 or 17.0% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
m	Indicates a security that has been deemed illiquid.
n	In default
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
35

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS

BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.5%

CORPORATE BONDS - 26.2%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$54,429
200,000	BorgWarner, Inc	3.375	03/15/25	204,599
200,000	BorgWarner, Inc	4.375	03/15/45	207,357
100,000	Delphi Automotive plc	3.150	11/19/20	102,870
250,000	Delphi Automotive plc	4.250	01/15/26	272,368
500,000	Delphi Corp	5.000	02/15/23	530,000
100,000	Delphi Corp	4.150	03/15/24	106,349
500,000	Ford Motor Co	7.450	07/16/31	668,292
1,050,000	Ford Motor Co	4.750	01/15/43	1,108,341
500,000	General Motors Co	6.600	04/01/36	573,634
1,250,000	General Motors Co	6.250	10/02/43	1,389,381
350,000	General Motors Co	6.750	04/01/46	415,422
175,000	Harley-Davidson, Inc	3.500	07/28/25	187,436
200,000	Harley-Davidson, Inc	4.625	07/28/45	223,621
300,000	Honeywell International, Inc	5.300	03/01/18	321,312
400,000	Honeywell International, Inc	5.000	02/15/19	440,872
500,000	Honeywell International, Inc	3.350	12/01/23	544,969
282,000	Honeywell International, Inc	5.700	03/15/37	375,008
150,000	Johnson Controls, Inc	2.600	12/01/16	150,957
300,000	Johnson Controls, Inc	1.400	11/02/17	300,940
160,000	Johnson Controls, Inc	4.250	03/01/21	172,566
300,000	Johnson Controls, Inc	3.625	07/02/24	317,193
270,000	Johnson Controls, Inc	6.000	01/15/36	320,182
325,000	Johnson Controls, Inc	4.625	07/02/44	343,512
100,000	Johnson Controls, Inc	4.950	07/02/64	99,766
300,000	Magna International, Inc	3.625	06/15/24	316,569
100,000	Magna International, Inc	4.150	10/01/25	109,930
	TOTAL AUTOMOBILES & COMPONENTS			9,857,875

BANKS - 3.7%
200,000	Associated Banc-Corp	2.750	11/15/19	202,414
250,000	Australia & New Zealand Banking Group Ltd	1.875	10/06/17	252,289
750,000	Australia & New Zealand Banking Group Ltd	1.500	01/16/18	753,506
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	502,094
300,000	Australia & New Zealand Banking Group Ltd	2.000	11/16/18	304,077
300,000	Australia & New Zealand Banking Group Ltd	2.700	11/16/20	311,394
500,000	Australia & New Zealand Banking Group Ltd	2.300	06/01/21	507,277
200,000	Australia & New Zealand Banking Group Ltd	3.700	11/16/25	221,531
350,000	Banco Bilbao Vizcaya Argentaria S.A.	3.000	10/20/20	356,499
200,000	Bancolombia S.A.	5.950	06/03/21	218,700
3,000,000	Bank of America Corp	1.700	08/25/17	3,011,274
590,000	Bank of America Corp	5.750	12/01/17	624,481
36

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,900,000	Bank of America Corp	2.000%	01/11/18	$2,919,926
500,000	Bank of America Corp	1.950	05/12/18	502,940
2,525,000	Bank of America Corp	2.600	01/15/19	2,583,754
750,000	Bank of America Corp	2.650	04/01/19	768,997
1,000,000	Bank of America Corp	2.625	10/19/20	1,016,036
2,300,000	Bank of America Corp	5.875	01/05/21	2,638,744
1,750,000	Bank of America Corp	2.625	04/19/21	1,776,733
2,225,000	Bank of America Corp	3.300	01/11/23	2,290,702
2,000,000	Bank of America Corp	4.125	01/22/24	2,154,604
750,000	Bank of America Corp	4.000	04/01/24	800,809
1,475,000	Bank of America Corp	4.200	08/26/24	1,525,401
750,000	Bank of America Corp	4.000	01/22/25	765,249
550,000	Bank of America Corp	3.950	04/21/25	559,210
2,000,000	Bank of America Corp	3.875	08/01/25	2,128,696
750,000	Bank of America Corp	4.450	03/03/26	784,843
500,000	Bank of America Corp	3.500	04/19/26	517,219
400,000	Bank of America Corp	4.250	10/22/26	415,055
1,500,000	Bank of America Corp	5.000	01/21/44	1,736,184
500,000	Bank of America Corp	4.875	04/01/44	569,107
500,000	Bank of America NA	1.650	03/26/18	502,999
500,000	Bank of America NA	1.750	06/05/18	503,334
700,000	Bank of America NA	2.050	12/07/18	710,028
200,000	Bank of Montreal	1.400	09/11/17	201,014
400,000	Bank of Montreal	1.450	04/09/18	401,906
300,000	Bank of Montreal	1.400	04/10/18	301,326
500,000	Bank of Montreal	1.800	07/31/18	506,142
300,000	Bank of Montreal	2.375	01/25/19	307,979
400,000	Bank of Montreal	2.550	11/06/22	413,573
150,000	Bank of Nova Scotia	2.550	01/12/17	151,221
500,000	Bank of Nova Scotia	1.250	04/11/17	500,741
300,000	Bank of Nova Scotia	1.300	07/21/17	300,548
400,000	Bank of Nova Scotia	1.375	12/18/17	401,273
350,000	Bank of Nova Scotia	1.450	04/25/18	351,246
500,000	Bank of Nova Scotia	1.700	06/11/18	504,605
500,000	Bank of Nova Scotia	2.050	10/30/18	508,047
300,000	Bank of Nova Scotia	1.950	01/15/19	304,444
500,000	Bank of Nova Scotia	1.650	06/14/19	502,999
1,000,000	Bank of Nova Scotia	2.125	09/11/19	1,025,918
500,000	Bank of Nova Scotia	2.350	10/21/20	511,302
200,000	Bank of Nova Scotia	4.375	01/13/21	221,152
300,000	Bank of Nova Scotia	2.450	03/22/21	308,286
1,000,000	Bank of Nova Scotia	1.875	04/26/21	1,007,979
300,000	Bank of Nova Scotia	2.800	07/21/21	313,006
500,000	Bank of Nova Scotia	4.500	12/16/25	519,737
1,000,000	Barclays plc	2.000	03/16/18	992,299
500,000	Barclays plc	2.875	06/08/20	492,714
600,000	Barclays plc	3.250	01/12/21	597,898
725,000	Barclays plc	3.650	03/16/25	697,138
600,000	Barclays plc	4.375	01/12/26	605,820
500,000	Barclays plc	5.200	05/12/26	505,181
500,000	Barclays plc	5.250	08/17/45	522,917
200,000	BB&T Corp	1.450	10/03/16	200,168
37

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	BB&T Corp	1.000%	04/03/17	$200,042
70,000	BB&T Corp	4.900	06/30/17	72,400
150,000	BB&T Corp	1.600	08/15/17	150,813
500,000	BB&T Corp	1.350	10/01/17	501,277
200,000	BB&T Corp	2.050	06/19/18	203,243
500,000	BB&T Corp	2.250	02/01/19	512,155
400,000	BB&T Corp	6.850	04/30/19	459,074
300,000	BB&T Corp	2.625	06/29/20	309,923
300,000	BB&T Corp	2.850	04/01/21	315,443
500,000	BB&T Corp	2.050	05/10/21	507,300
200,000	BB&T Corp	3.950	03/22/22	214,561
500,000	BB&T Corp	3.800	10/30/26	550,964
300,000	BPCE S.A.	1.625	01/26/18	301,123
250,000	BPCE S.A.	2.500	12/10/18	256,357
300,000	BPCE S.A.	2.500	07/15/19	307,157
500,000	BPCE S.A.	2.250	01/27/20	508,205
300,000	BPCE S.A.	2.650	02/03/21	308,589
500,000	BPCE S.A.	4.000	04/15/24	544,935
500,000	Branch Banking & Trust Co	1.450	05/10/19	502,005
250,000	Branch Banking & Trust Co	3.625	09/16/25	269,269
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	301,315
125,000	Capital One Bank USA NA	1.150	11/21/16	125,075
300,000	Capital One Bank USA NA	1.500	09/05/17	299,862
300,000	Capital One Bank USA NA	1.650	02/05/18	300,253
250,000	Capital One Bank USA NA	1.500	03/22/18	249,228
400,000	Capital One Bank USA NA	2.150	11/21/18	402,829
300,000	Capital One Bank USA NA	2.250	02/13/19	303,835
300,000	Capital One Bank USA NA	2.300	06/05/19	303,904
800,000	Capital One Bank USA NA	2.400	09/05/19	813,071
500,000	Capital One Bank USA NA	2.950	07/23/21	513,864
972,000	Capital One Bank USA NA	3.375	02/15/23	994,604
500,000	Capital One NA	2.350	08/17/18	507,110
500,000	Citigroup, Inc	1.550	08/14/17	501,626
500,000	Citigroup, Inc	1.850	11/24/17	502,763
500,000	Citigroup, Inc	1.800	02/05/18	502,204
1,000,000	Citigroup, Inc	1.700	04/27/18	1,001,603
750,000	Citigroup, Inc	1.750	05/01/18	753,297
500,000	Citigroup, Inc	2.150	07/30/18	506,094
300,000	Citigroup, Inc	2.500	09/26/18	305,946
500,000	Citigroup, Inc	2.050	12/07/18	503,973
500,000	Citigroup, Inc	2.550	04/08/19	511,695
1,000,000	Citigroup, Inc	2.050	06/07/19	1,007,444
2,250,000	Citigroup, Inc	2.700	03/30/21	2,293,324
2,700,000	Citigroup, Inc	4.500	01/14/22	2,984,782
2,600,000	Citigroup, Inc	3.500	05/15/23	2,653,721
500,000	Citigroup, Inc	4.000	08/05/24	514,200
750,000	Citigroup, Inc	3.875	03/26/25	757,936
1,000,000	Citigroup, Inc	3.300	04/27/25	1,024,800
525,000	Citigroup, Inc	4.400	06/10/25	547,989
400,000	Citigroup, Inc	5.500	09/13/25	448,585
1,000,000	Citigroup, Inc	3.700	01/12/26	1,053,225
750,000	Citigroup, Inc	4.600	03/09/26	793,124
38

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Citigroup, Inc	3.400%	05/01/26	$1,026,201
1,100,000		Citigroup, Inc	4.300	11/20/26	1,133,887
1,250,000		Citigroup, Inc	4.450	09/29/27	1,285,107
200,000		Citigroup, Inc	5.875	01/30/42	253,317
225,000		Citigroup, Inc	6.675	09/13/43	289,038
750,000		Citigroup, Inc	4.650	07/30/45	824,778
500,000		Citigroup, Inc	4.750	05/18/46	500,968
300,000		Citizens Bank NA	1.600	12/04/17	300,130
300,000		Citizens Bank NA	2.300	12/03/18	303,926
250,000		Citizens Bank NA	2.500	03/14/19	253,560
300,000		Citizens Bank NA	2.450	12/04/19	303,978
150,000		Citizens Bank NA	2.550	05/13/21	151,465
100,000		Citizens Financial Group, Inc	4.350	08/01/25	105,283
300,000		Citizens Financial Group, Inc	4.300	12/03/25	315,920
200,000		Comerica Bank	4.000	07/27/25	206,485
50,000		Comerica, Inc	5.200	08/22/17	52,061
300,000		Comerica, Inc	2.500	06/02/20	308,793
200,000		Comerica, Inc	3.800	07/22/26	203,599
500,000		Commonwealth Bank of Australia	1.400	09/08/17	501,760
250,000		Commonwealth Bank of Australia	1.900	09/18/17	252,269
500,000		Commonwealth Bank of Australia	1.750	11/02/18	503,588
750,000		Commonwealth Bank of Australia	2.250	03/13/19	766,573
500,000		Commonwealth Bank of Australia	2.050	03/15/19	506,976
500,000		Commonwealth Bank of Australia	2.300	09/06/19	511,733
500,000		Commonwealth Bank of Australia	2.400	11/02/20	514,987
300,000		Commonwealth Bank of Australia	2.550	03/15/21	309,448
300,000		Compass Bank	1.850	09/29/17	299,222
300,000		Compass Bank	2.750	09/29/19	296,268
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	277,418
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/19	509,627
500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	2.250	01/14/20	508,505
1,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,629,799
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	05/21/25	1,045,293
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	472,166
1,100,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	1,228,124
1,000,000		Cooperatieve Rabobank UA	2.500	01/19/21	1,025,435
200,000		Corpbanca S.A.	3.125	01/15/18	202,740
1,300,000		Deutsche Bank AG	1.875	02/13/18	1,291,861
1,750,000		Deutsche Bank AG	2.500	02/13/19	1,754,847
250,000		Deutsche Bank AG	2.850	05/10/19	250,242
500,000	i	Deutsche Bank AG	4.296	05/24/28	437,441
300,000		Deutsche Bank AG.	3.125	01/13/21	299,651
500,000		Deutsche Bank AG.	3.375	05/12/21	501,774
300,000		Deutsche Bank AG.	4.100	01/13/26	298,081
400,000		Discover Bank	2.000	02/21/18	401,294
500,000		Discover Bank	2.600	11/13/18	507,521
215,000		Discover Bank	7.000	04/15/20	244,884
300,000		Discover Bank	3.100	06/04/20	306,870
300,000		Discover Bank	3.200	08/09/21	305,251
400,000		Discover Bank	4.200	08/08/23	422,970
200,000		Discover Bank	4.250	03/13/26	209,294
500,000		Fifth Third Bancorp	2.150	08/20/18	507,810
39

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Fifth Third Bancorp	2.300%	03/01/19	$305,623
250,000	Fifth Third Bancorp	2.300	03/15/19	254,917
375,000	Fifth Third Bancorp	2.375	04/25/19	384,505
400,000	Fifth Third Bancorp	2.875	07/27/20	416,864
200,000	Fifth Third Bancorp	2.875	10/01/21	206,601
200,000	Fifth Third Bancorp	3.500	03/15/22	211,830
500,000	Fifth Third Bancorp	4.300	01/16/24	535,135
600,000	Fifth Third Bancorp	3.850	03/15/26	630,420
140,000	Fifth Third Bancorp	8.250	03/01/38	209,378
300,000	Fifth Third Bank	2.250	06/14/21	304,870
200,000	First Horizon National Corp	3.500	12/15/20	201,851
250,000	First Republic Bank	2.375	06/17/19	252,924
250,000	First Tennessee Bank NA	2.950	12/01/19	251,140
100,000	FirstMerit Corp	4.350	02/04/23	104,799
250,000	FirstMerit Corp	4.270	11/25/26	260,326
750,000	HSBC Bank USA NA	4.875	08/24/20	814,873
266,000	HSBC Bank USA NA	5.875	11/01/34	316,747
33,000	HSBC Bank USA NA	7.000	01/15/39	42,016
950,000	HSBC Holdings plc	3.400	03/08/21	979,004
400,000	HSBC Holdings plc	2.950	05/25/21	404,188
150,000	HSBC Holdings plc	4.875	01/14/22	164,616
500,000	HSBC Holdings plc	3.600	05/25/23	511,057
1,350,000	HSBC Holdings plc	4.250	03/14/24	1,367,177
1,000,000	HSBC Holdings plc	4.250	08/18/25	1,009,551
1,225,000	HSBC Holdings plc	4.300	03/08/26	1,299,765
300,000	HSBC Holdings plc	3.900	05/25/26	309,626
2,325,000	HSBC Holdings plc	6.500	09/15/37	2,808,893
550,000	HSBC Holdings plc	6.100	01/14/42	711,879
275,000	HSBC Holdings plc	5.250	03/14/44	289,793
750,000	HSBC USA, Inc	2.625	09/24/18	761,714
500,000	HSBC USA, Inc	2.250	06/23/19	503,441
750,000	HSBC USA, Inc	2.375	11/13/19	756,010
2,500,000	HSBC USA, Inc	2.350	03/05/20	2,499,385
750,000	HSBC USA, Inc	2.750	08/07/20	755,968
1,000,000	HSBC USA, Inc	3.500	06/23/24	1,027,704
200,000	Huntington Bancshares, Inc	2.600	08/02/18	203,832
500,000	Huntington Bancshares, Inc	3.150	03/14/21	518,012
200,000	Huntington National Bank	1.300	11/20/16	200,225
300,000	Huntington National Bank	1.700	02/26/18	301,492
250,000	Huntington National Bank	2.000	06/30/18	252,482
250,000	Huntington National Bank	2.200	11/06/18	253,060
300,000	Huntington National Bank	2.200	04/01/19	302,771
300,000	Huntington National Bank	2.400	04/01/20	304,517
750,000	Industrial & Commercial Bank of China Ltd	2.351	11/13/17	756,796
300,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	302,098
250,000	Industrial & Commercial Bank of China Ltd	3.231	11/13/19	259,759
1,300,000	Industrial & Commercial Bank of China Ltd	2.905	11/13/20	1,330,438
300,000	Industrial & Commercial Bank of China Ltd	2.635	05/26/21	302,594
625,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	641,249
500,000	Intesa Sanpaolo S.p.A	3.875	01/15/19	513,901
200,000	Intesa Sanpaolo S.p.A	5.250	01/12/24	212,952
1,850,000	JPMorgan Chase & Co	2.000	08/15/17	1,867,257
40

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$335,000		JPMorgan Chase & Co	6.000%	01/15/18	$358,452
400,000		JPMorgan Chase & Co	1.800	01/25/18	403,161
1,500,000		JPMorgan Chase & Co	1.700	03/01/18	1,508,353
500,000		JPMorgan Chase & Co	1.625	05/15/18	502,404
1,000,000		JPMorgan Chase & Co	2.350	01/28/19	1,024,656
500,000		JPMorgan Chase & Co	1.850	03/22/19	505,181
1,000,000		JPMorgan Chase & Co	2.200	10/22/19	1,016,459
1,750,000		JPMorgan Chase & Co	2.250	01/23/20	1,773,459
180,000		JPMorgan Chase & Co	4.950	03/25/20	198,986
1,350,000		JPMorgan Chase & Co	2.750	06/23/20	1,391,206
700,000		JPMorgan Chase & Co	4.400	07/22/20	763,966
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,983,896
1,000,000		JPMorgan Chase & Co	2.550	10/29/20	1,021,788
2,000,000		JPMorgan Chase & Co	2.550	03/01/21	2,040,768
1,000,000		JPMorgan Chase & Co	2.400	06/07/21	1,013,738
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,145,501
500,000		JPMorgan Chase & Co	4.500	01/24/22	556,489
3,150,000		JPMorgan Chase & Co	3.250	09/23/22	3,293,533
1,100,000		JPMorgan Chase & Co	3.200	01/25/23	1,140,607
1,750,000		JPMorgan Chase & Co	3.375	05/01/23	1,784,430
500,000		JPMorgan Chase & Co	2.700	05/18/23	505,157
1,000,000		JPMorgan Chase & Co	3.625	05/13/24	1,062,316
1,500,000		JPMorgan Chase & Co	3.875	09/10/24	1,551,953
600,000		JPMorgan Chase & Co	3.900	07/15/25	648,410
750,000		JPMorgan Chase & Co	3.300	04/01/26	776,519
1,000,000		JPMorgan Chase & Co	3.200	06/15/26	1,028,371
1,000,000		JPMorgan Chase & Co	4.125	12/15/26	1,060,090
650,000		JPMorgan Chase & Co	4.250	10/01/27	690,593
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,201,693
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,166,996
1,300,000		JPMorgan Chase & Co	4.950	06/01/45	1,428,344
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	765,938
500,000		KeyBank NA	1.650	02/01/18	502,900
200,000		KeyBank NA	2.350	03/08/19	204,300
250,000		KeyBank NA	2.500	12/15/19	256,359
175,000		KeyBank NA	2.250	03/16/20	177,421
300,000		KeyBank NA	3.180	05/22/22	308,348
500,000		KeyBank NA	3.300	06/01/25	529,071
300,000		KeyBank NA	3.400	05/20/26	304,207
400,000		KeyCorp	2.300	12/13/18	406,519
200,000		KeyCorp	2.900	09/15/20	206,877
150,000		KeyCorp	5.100	03/24/21	168,756
300,000		Lloyds Bank plc	2.000	08/17/18	299,664
500,000		Lloyds Bank plc	2.300	11/27/18	502,815
1,000,000		Lloyds Bank plc	2.050	01/22/19	997,406
300,000		Lloyds Bank plc	2.400	03/17/20	302,615
300,000		Lloyds Bank plc	2.700	08/17/20	305,261
1,350,000		Lloyds Bank plc	3.500	05/14/25	1,387,815
125,000		Lloyds Banking Group plc	3.100	07/06/21	124,908
500,000		Lloyds Banking Group plc	4.500	11/04/24	507,464
300,000		Lloyds Banking Group plc	4.650	03/24/26	303,934
200,000	g	Lloyds Banking Group plc	5.300	12/01/45	209,148
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Manufacturers & Traders Trust Co	1.400%	07/25/17	$300,316
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	200,454
300,000		Manufacturers & Traders Trust Co	2.300	01/30/19	305,939
300,000		Manufacturers & Traders Trust Co	2.250	07/25/19	306,306
150,000		Manufacturers & Traders Trust Co	2.100	02/06/20	151,772
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	272,300
100,000		Manufacturers & Traders Trust Co	2.900	02/06/25	102,544
625,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	647,403
1,600,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,746,478
200,000		MUFG Americas Holdings Corp	1.625	02/09/18	200,189
500,000		MUFG Americas Holdings Corp	2.250	02/10/20	503,651
200,000		MUFG Americas Holdings Corp	3.000	02/10/25	203,532
350,000		National Australia Bank Ltd	1.875	07/23/18	354,369
300,000		National Australia Bank Ltd	2.300	07/25/18	305,757
300,000		National Australia Bank Ltd	2.000	01/14/19	304,156
350,000		National Australia Bank Ltd	2.625	07/23/20	362,059
300,000		National Australia Bank Ltd	2.625	01/14/21	311,066
200,000		National Australia Bank Ltd	3.000	01/20/23	209,281
300,000		National Australia Bank Ltd	3.375	01/14/26	320,939
500,000		National Bank of Canada	1.450	11/07/17	501,545
400,000		National Bank of Canada	2.100	12/14/18	405,318
350,000		Northern Trust Corp	2.375	08/02/22	360,613
500,000		Northern Trust Corp	3.950	10/30/25	558,494
300,000		People’s United Bank	4.000	07/15/24	306,350
100,000		People’s United Financial, Inc	3.650	12/06/22	102,944
300,000		PNC Bank NA	1.500	10/18/17	301,424
300,000		PNC Bank NA	1.500	02/23/18	302,122
300,000		PNC Bank NA	1.600	06/01/18	303,015
375,000		PNC Bank NA	1.850	07/20/18	379,145
300,000		PNC Bank NA	1.800	11/05/18	303,638
150,000		PNC Bank NA	2.200	01/28/19	153,051
500,000		PNC Bank NA	1.950	03/04/19	507,526
800,000		PNC Bank NA	2.250	07/02/19	817,190
600,000		PNC Bank NA	2.400	10/18/19	616,115
300,000		PNC Bank NA	2.300	06/01/20	307,339
300,000		PNC Bank NA	2.600	07/21/20	310,690
300,000		PNC Bank NA	2.450	11/05/20	308,274
500,000		PNC Bank NA	2.150	04/29/21	510,047
750,000		PNC Bank NA	2.700	11/01/22	758,112
500,000		PNC Bank NA	2.950	01/30/23	509,333
300,000		PNC Bank NA	2.950	02/23/25	309,980
550,000		PNC Bank NA	3.250	06/01/25	584,640
150,000		PNC Financial Services Group, Inc (Step Bond)	2.854	11/09/22	155,548
300,000		PNC Financial Services Group, Inc	3.900	04/29/24	321,992
645,000		PNC Funding Corp	5.125	02/08/20	721,680
50,000		PNC Funding Corp	4.375	08/11/20	54,770
500,000		Rabobank Nederland NV	4.500	01/11/21	555,588
350,000		Rabobank Nederland NV	5.250	05/24/41	435,783
250,000		Regions Bank	2.250	09/14/18	251,665
1,100,000		Regions Financial Corp	2.000	05/15/18	1,101,923
600,000		Regions Financial Corp	3.200	02/08/21	617,641
750,000		Royal Bank of Canada	1.125	07/22/16	750,206
42

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Royal Bank of Canada	1.200%	09/19/17	$501,085
500,000	Royal Bank of Canada	1.400	10/13/17	501,576
200,000	Royal Bank of Canada	1.500	06/07/18	201,045
500,000	Royal Bank of Canada	2.200	07/27/18	509,820
900,000	Royal Bank of Canada	1.800	07/30/18	909,797
500,000	Royal Bank of Canada	2.000	10/01/18	506,953
750,000	Royal Bank of Canada	2.000	12/10/18	763,930
600,000	Royal Bank of Canada	2.150	03/15/19	613,372
750,000	Royal Bank of Canada	1.625	04/15/19	756,710
1,000,000	Royal Bank of Canada	2.200	09/23/19	1,026,544
750,000	Royal Bank of Canada	1.875	02/05/20	759,924
250,000	Royal Bank of Canada	2.150	03/06/20	254,333
500,000	Royal Bank of Canada	2.100	10/14/20	510,091
500,000	Royal Bank of Canada	2.350	10/30/20	513,799
500,000	Royal Bank of Canada	2.500	01/19/21	517,428
750,000	Royal Bank of Canada	2.300	03/22/21	771,015
500,000	Royal Bank of Canada	4.650	01/27/26	535,239
750,000	Royal Bank of Scotland Group plc	4.800	04/05/26	762,803
500,000	Santander Bank NA	2.000	01/12/18	499,718
200,000	Santander Holdings USA, Inc	3.450	08/27/18	204,144
400,000	Santander Holdings USA, Inc	2.700	05/24/19	400,993
250,000	Santander Holdings USA, Inc	2.650	04/17/20	246,890
250,000	Santander Holdings USA, Inc	4.500	07/17/25	257,257
400,000	Santander Issuances SAU	5.179	11/19/25	399,800
300,000	Santander UK Group Holdings plc	2.875	10/16/20	297,682
200,000	Santander UK Group Holdings plc	3.125	01/08/21	200,435
500,000	Santander UK plc	3.050	08/23/18	511,819
500,000	Santander UK plc	2.000	08/24/18	500,746
500,000	Santander UK plc	2.500	03/14/19	505,145
500,000	Santander UK plc	2.350	09/10/19	502,819
500,000	Santander UK plc	4.000	03/13/24	537,053
500,000	Skandinaviska Enskilda Banken AB	2.625	03/15/21	515,833
250,000	Societe Generale S.A.	2.750	10/12/17	254,093
400,000	Societe Generale S.A.	2.625	10/01/18	409,460
250,000	Sovereign Bank	8.750	05/30/18	278,409
500,000	Sumitomo Mitsui Banking Corp	1.350	07/11/17	500,025
250,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	251,405
300,000	Sumitomo Mitsui Banking Corp	1.500	01/18/18	300,695
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	255,170
250,000	Sumitomo Mitsui Banking Corp	1.950	07/23/18	252,754
300,000	Sumitomo Mitsui Banking Corp	2.450	01/10/19	306,398
500,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	504,646
500,000	Sumitomo Mitsui Banking Corp	2.250	07/11/19	507,332
250,000	Sumitomo Mitsui Banking Corp	2.650	07/23/20	258,261
300,000	Sumitomo Mitsui Banking Corp	2.450	10/20/20	307,187
250,000	Sumitomo Mitsui Banking Corp	3.200	07/18/22	262,251
300,000	Sumitomo Mitsui Banking Corp	3.000	01/18/23	309,875
300,000	Sumitomo Mitsui Banking Corp	3.950	01/10/24	328,437
500,000	Sumitomo Mitsui Banking Corp	3.400	07/11/24	531,907
250,000	Sumitomo Mitsui Banking Corp	3.650	07/23/25	271,168
500,000	Sumitomo Mitsui Financial Group, Inc	2.934	03/09/21	521,191
500,000	Sumitomo Mitsui Financial Group, Inc	3.784	03/09/26	544,775
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	SunTrust Bank	3.300%	05/15/26	$201,734
150,000	SunTrust Banks, Inc	3.500	01/20/17	151,670
100,000	SunTrust Banks, Inc	6.000	09/11/17	105,367
300,000	SunTrust Banks, Inc	7.250	03/15/18	326,979
200,000	SunTrust Banks, Inc	2.350	11/01/18	203,408
300,000	SunTrust Banks, Inc	2.900	03/03/21	310,646
225,000	SunTrust Banks, Inc	2.750	05/01/23	226,446
50,000	SVB Financial Group	5.375	09/15/20	55,819
200,000	Svenska Handelsbanken AB	3.125	07/12/16	200,093
300,000	Svenska Handelsbanken AB	2.875	04/04/17	303,808
500,000	Svenska Handelsbanken AB	1.625	03/21/18	503,189
300,000	Svenska Handelsbanken AB	2.500	01/25/19	308,914
500,000	Svenska Handelsbanken AB	2.250	06/17/19	511,512
300,000	Svenska Handelsbanken AB	2.400	10/01/20	307,445
750,000	Svenska Handelsbanken AB	2.450	03/30/21	770,558
500,000	Toronto-Dominion Bank	1.125	05/02/17	500,420
500,000	Toronto-Dominion Bank	1.625	03/13/18	504,663
400,000	Toronto-Dominion Bank	1.400	04/30/18	401,491
400,000	Toronto-Dominion Bank	1.750	07/23/18	404,096
600,000	Toronto-Dominion Bank	2.625	09/10/18	617,251
500,000	Toronto-Dominion Bank	1.950	01/22/19	507,571
500,000	Toronto-Dominion Bank	2.125	07/02/19	511,788
300,000	Toronto-Dominion Bank	2.250	11/05/19	307,854
300,000	Toronto-Dominion Bank	2.500	12/14/20	310,338
900,000	Toronto-Dominion Bank	2.125	04/07/21	916,011
250,000	Union Bank NA	2.625	09/26/18	255,474
225,000	UnionBanCal Corp	3.500	06/18/22	238,895
940,000	US Bancorp	1.650	05/15/17	944,507
1,000,000	US Bancorp	1.950	11/15/18	1,019,681
500,000	US Bancorp	2.200	04/25/19	512,913
200,000	US Bancorp	2.950	07/15/22	208,154
375,000	US Bancorp	3.700	01/30/24	412,675
500,000	US Bancorp	3.600	09/11/24	538,828
750,000	US Bancorp	3.100	04/27/26	780,526
500,000	US Bank NA	1.350	01/26/18	501,869
500,000	US Bank NA	1.400	04/26/19	503,013
500,000	US Bank NA	2.125	10/28/19	512,465
500,000	US Bank NA	2.800	01/27/25	520,918
1,000,000	Wells Fargo Bank NA	1.650	01/22/18	1,008,509
500,000	Wells Fargo Bank NA	1.750	05/24/19	506,398
500,000	Westpac Banking Corp	1.200	05/19/17	500,738
400,000	Westpac Banking Corp	2.000	08/14/17	403,924
500,000	Westpac Banking Corp	1.500	12/01/17	502,456
750,000	Westpac Banking Corp	1.600	01/12/18	754,149
500,000	Westpac Banking Corp	2.250	07/30/18	509,703
1,500,000	Westpac Banking Corp	1.950	11/23/18	1,519,827
500,000	Westpac Banking Corp	2.250	01/17/19	510,542
500,000	Westpac Banking Corp	1.650	05/13/19	501,455
75,000	Westpac Banking Corp	4.875	11/19/19	82,976
600,000	Westpac Banking Corp	2.300	05/26/20	611,718
500,000	Westpac Banking Corp	2.100	05/13/21	504,849
500,000	Westpac Banking Corp	2.850	05/13/26	507,814
	TOTAL BANKS			252,607,741
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
CAPITAL GOODS - 0.9%
$42,000	Agilent Technologies, Inc	6.500%	11/01/17	$44,428
100,000	Agilent Technologies, Inc	5.000	07/15/20	110,239
100,000	Agilent Technologies, Inc	3.200	10/01/22	102,981
400,000	Agilent Technologies, Inc	3.875	07/15/23	423,587
250,000	Applied Materials, Inc	2.625	10/01/20	259,967
200,000	Applied Materials, Inc	4.300	06/15/21	223,124
250,000	Applied Materials, Inc	3.900	10/01/25	278,020
250,000	Applied Materials, Inc	5.100	10/01/35	284,464
100,000	Applied Materials, Inc	5.850	06/15/41	122,299
200,000	Arrow Electronics, Inc	3.000	03/01/18	202,049
200,000	Arrow Electronics, Inc	5.125	03/01/21	217,309
200,000	Arrow Electronics, Inc	3.500	04/01/22	204,972
200,000	Arrow Electronics, Inc	4.000	04/01/25	204,701
300,000	Avnet, Inc	4.875	12/01/22	325,912
200,000	Avnet, Inc	4.625	04/15/26	207,836
100,000	Carlisle Cos, Inc	5.125	12/15/20	109,308
100,000	Carlisle Cos, Inc	3.750	11/15/22	102,887
500,000	Caterpillar Financial Services Corp	5.850	09/01/17	527,111
500,000	Caterpillar Financial Services Corp	1.250	11/06/17	501,881
300,000	Caterpillar Financial Services Corp	1.500	02/23/18	302,694
200,000	Caterpillar Financial Services Corp	5.450	04/15/18	214,991
200,000	Caterpillar Financial Services Corp	2.450	09/06/18	205,963
1,361,000	Caterpillar Financial Services Corp	7.150	02/15/19	1,563,206
300,000	Caterpillar Financial Services Corp	1.350	05/18/19	301,389
300,000	Caterpillar Financial Services Corp	2.100	06/09/19	308,040
150,000	Caterpillar Financial Services Corp	2.250	12/01/19	154,435
200,000	Caterpillar Financial Services Corp	2.000	03/05/20	205,167
200,000	Caterpillar Financial Services Corp	2.500	11/13/20	208,005
200,000	Caterpillar Financial Services Corp	2.750	08/20/21	211,062
700,000	Caterpillar Financial Services Corp	3.750	11/24/23	774,343
400,000	Caterpillar Financial Services Corp	3.300	06/09/24	427,124
525,000	Caterpillar Financial Services Corp	3.250	12/01/24	563,080
50,000	Caterpillar, Inc	5.700	08/15/16	50,273
200,000	Caterpillar, Inc	3.900	05/27/21	220,492
200,000	Caterpillar, Inc	3.400	05/15/24	215,033
738,000	Caterpillar, Inc	3.803	08/15/42	751,631
300,000	Caterpillar, Inc	4.300	05/15/44	330,820
100,000	Crane Co	2.750	12/15/18	102,779
300,000	CRH America, Inc	5.750	01/15/21	341,648
200,000	Cummins, Inc	3.650	10/01/23	217,473
200,000	Cummins, Inc	4.875	10/01/43	232,433
450,000	Danaher Corp	5.625	01/15/18	482,714
300,000	Danaher Corp	2.400	09/15/20	312,960
200,000	Danaher Corp	3.900	06/23/21	219,669
200,000	Danaher Corp	3.350	09/15/25	220,707
200,000	Danaher Corp	4.375	09/15/45	233,490
150,000	Deere & Co	2.600	06/08/22	154,070
218,000	Deere & Co	5.375	10/16/29	278,349
650,000	Deere & Co	3.900	06/09/42	694,448
45

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Dover Corp	5.450%	03/15/18	$160,413
325,000		Dover Corp	3.150	11/15/25	342,869
100,000		Dover Corp	5.375	03/01/41	127,261
600,000		Eaton Corp	1.500	11/02/17	602,928
200,000		Eaton Corp	5.600	05/15/18	215,128
1,075,000		Eaton Corp	2.750	11/02/22	1,102,214
150,000		Eaton Corp	4.000	11/02/32	159,477
250,000		Eaton Corp	4.150	11/02/42	269,451
300,000		Emerson Electric Co	5.250	10/15/18	328,720
400,000		Emerson Electric Co	4.875	10/15/19	446,054
350,000		Emerson Electric Co	2.625	02/15/23	362,907
200,000		Emerson Electric Co	3.150	06/01/25	214,086
200,000		Emerson Electric Co	5.250	11/15/39	251,364
200,000		FLIR Systems, Inc	3.125	06/15/21	205,519
150,000		Flowserve Corp	3.500	09/15/22	154,623
200,000		Flowserve Corp	4.000	11/15/23	205,733
100,000		FMC Technologies, Inc	2.000	10/01/17	99,313
100,000		FMC Technologies, Inc	3.450	10/01/22	95,374
100,000	g	Fortive Corp	1.800	06/15/19	100,641
200,000	g	Fortive Corp	2.350	06/15/21	202,956
275,000	g	Fortive Corp	3.150	06/15/26	282,982
250,000	g	Fortive Corp	4.300	06/15/46	266,624
600,000		General Dynamics Corp	2.250	11/15/22	613,427
225,000		General Dynamics Corp	3.600	11/15/42	238,156
100,000		IDEX Corp	4.500	12/15/20	107,569
200,000		IDEX Corp	4.200	12/15/21	214,770
300,000		Illinois Tool Works, Inc	1.950	03/01/19	307,054
100,000		Illinois Tool Works, Inc	6.250	04/01/19	113,074
200,000		Illinois Tool Works, Inc	4.875	09/15/41	243,438
500,000		Illinois Tool Works, Inc	3.900	09/01/42	537,925
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	188,957
250,000		Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	258,901
300,000		Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	333,163
200,000		Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	246,674
100,000		Ingersoll-Rand Luxembourg Finance S.A.	2.625	05/01/20	101,622
100,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	105,264
100,000		John Deere Capital Corp	1.050	12/15/16	100,127
100,000		John Deere Capital Corp	2.000	01/13/17	100,597
800,000		John Deere Capital Corp	5.500	04/13/17	828,184
300,000		John Deere Capital Corp	1.125	06/12/17	300,504
250,000		John Deere Capital Corp	1.200	10/10/17	250,977
500,000		John Deere Capital Corp	1.550	12/15/17	504,728
500,000		John Deere Capital Corp	1.300	03/12/18	502,651
350,000		John Deere Capital Corp	1.600	07/13/18	353,526
500,000		John Deere Capital Corp	1.750	08/10/18	507,216
200,000		John Deere Capital Corp	1.950	12/13/18	204,185
300,000		John Deere Capital Corp	1.950	01/08/19	306,651
350,000		John Deere Capital Corp	1.700	01/15/20	352,729
125,000		John Deere Capital Corp	2.450	09/11/20	129,114
175,000		John Deere Capital Corp	2.550	01/08/21	181,824
400,000		John Deere Capital Corp	2.800	03/04/21	419,981
200,000		John Deere Capital Corp	3.150	10/15/21	214,441
46

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	John Deere Capital Corp	2.800%	01/27/23	$209,098
600,000	John Deere Capital Corp	2.800	03/06/23	629,694
300,000	John Deere Capital Corp	3.350	06/12/24	323,219
125,000	John Deere Capital Corp	3.400	09/11/25	135,217
200,000	Kennametal, Inc	2.650	11/01/19	201,073
150,000	Kennametal, Inc	3.875	02/15/22	152,746
200,000	KLA-Tencor Corp	2.375	11/01/17	201,707
200,000	KLA-Tencor Corp	3.375	11/01/19	206,824
200,000	KLA-Tencor Corp	4.125	11/01/21	212,952
200,000	KLA-Tencor Corp	4.650	11/01/24	218,269
200,000	KLA-Tencor Corp	5.650	11/01/34	214,585
200,000	Lam Research Corp	2.750	03/15/20	204,402
400,000	Lam Research Corp	2.800	06/15/21	409,542
400,000	Lam Research Corp	3.450	06/15/23	413,170
200,000	Lam Research Corp	3.800	03/15/25	206,851
400,000	Lam Research Corp	3.900	06/15/26	420,773
100,000	Legrand France S.A.	8.500	02/15/25	135,768
225,000	Lockheed Martin Corp	1.850	11/23/18	228,125
1,075,000	Lockheed Martin Corp	2.500	11/23/20	1,108,980
200,000	Lockheed Martin Corp	3.350	09/15/21	213,248
500,000	Lockheed Martin Corp	3.100	01/15/23	527,186
300,000	Lockheed Martin Corp	2.900	03/01/25	310,082
200,000	Lockheed Martin Corp	3.550	01/15/26	218,197
300,000	Lockheed Martin Corp	3.600	03/01/35	304,298
500,000	Lockheed Martin Corp	4.500	05/15/36	558,422
350,000	Lockheed Martin Corp	4.850	09/15/41	409,069
1,108,000	Lockheed Martin Corp	4.070	12/15/42	1,179,182
500,000	Lockheed Martin Corp	4.700	05/15/46	588,355
300,000	Mosaic Co	4.250	11/15/23	323,244
300,000	Mosaic Co	5.450	11/15/33	331,940
100,000	Mosaic Co	4.875	11/15/41	100,954
300,000	Mosaic Co	5.625	11/15/43	332,943
250,000	Parker-Hannifin Corp	3.500	09/15/22	274,498
300,000	Parker-Hannifin Corp	3.300	11/21/24	324,399
200,000	Parker-Hannifin Corp	4.200	11/21/34	224,573
200,000	Parker-Hannifin Corp	4.450	11/21/44	235,924
225,000	Pentair Finance S.A.	2.650	12/01/19	225,032
200,000	Pentair Finance S.A.	3.625	09/15/20	205,045
100,000	Pentair Finance S.A.	3.150	09/15/22	99,152
200,000	Pentair Finance S.A.	4.650	09/15/25	207,211
775,000	Precision Castparts Corp	2.500	01/15/23	801,664
300,000	Precision Castparts Corp	3.250	06/15/25	320,048
400,000	Precision Castparts Corp	4.200	06/15/35	451,057
100,000	Precision Castparts Corp	3.900	01/15/43	108,002
50,000	Raytheon Co	4.400	02/15/20	55,380
450,000	Raytheon Co	3.125	10/15/20	482,418
500,000	Raytheon Co	2.500	12/15/22	520,886
300,000	Raytheon Co	3.150	12/15/24	325,273
200,000	Raytheon Co	7.200	08/15/27	286,531
100,000	Raytheon Co	4.700	12/15/41	119,112
150,000	Raytheon Co	4.200	12/15/44	172,063
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	306,741
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Rockwell Automation, Inc	2.050%	03/01/20	$711,487
100,000	Rockwell Automation, Inc	6.250	12/01/37	135,797
100,000	Rockwell Collins, Inc	3.100	11/15/21	105,351
125,000	Rockwell Collins, Inc	3.700	12/15/23	136,758
125,000	Rockwell Collins, Inc	4.800	12/15/43	148,421
200,000	Roper Industries, Inc	1.850	11/15/17	201,244
125,000	Roper Industries, Inc	2.050	10/01/18	126,518
100,000	Roper Industries, Inc	6.250	09/01/19	112,640
200,000	Roper Industries, Inc	3.125	11/15/22	204,705
200,000	Roper Technologies, Inc	3.000	12/15/20	206,794
200,000	Roper Technologies, Inc	3.850	12/15/25	213,489
100,000	Snap-on, Inc	4.250	01/15/18	104,702
200,000	Spirit AeroSystems, Inc	3.850	06/15/26	207,366
200,000	Stanley Black & Decker, Inc	2.451	11/17/18	204,348
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	267,445
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	633,521
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	117,801
250,000	Textron, Inc	5.600	12/01/17	262,883
500,000	Textron, Inc	3.650	03/01/21	524,682
150,000	Textron, Inc	4.000	03/15/26	157,898
250,000	Timken Co	3.875	09/01/24	252,757
200,000	Trinity Industries, Inc	4.550	10/01/24	188,876
200,000	Tupperware Brands Corp	4.750	06/01/21	215,148
300,000	Tyco International Finance S.A.	3.900	02/14/26	323,244
200,000	Tyco International Finance S.A.	5.125	09/14/45	229,478
250,000	United Technologies Corp	1.800	06/01/17	251,787
1,400,000	United Technologies Corp	5.375	12/15/17	1,490,219
500,000	United Technologies Corp (Step Bond)	1.778	05/04/18	504,492
825,000	United Technologies Corp	3.100	06/01/22	879,512
280,000	United Technologies Corp	5.400	05/01/35	346,159
280,000	United Technologies Corp	6.050	06/01/36	373,934
145,000	United Technologies Corp	5.700	04/15/40	191,748
1,650,000	United Technologies Corp	4.500	06/01/42	1,891,809
500,000	United Technologies Corp	4.150	05/15/45	548,530
34,000	Valmont Industries, Inc	6.625	04/20/20	38,495
200,000	Valmont Industries, Inc	5.000	10/01/44	189,966
100,000	Valmont Industries, Inc	5.250	10/01/54	89,450
300,000	WW Grainger, Inc	4.600	06/15/45	356,236
200,000	WW Grainger, Inc	3.750	05/15/46	206,711
300,000	Xylem, Inc	4.875	10/01/21	327,132
	TOTAL CAPITAL GOODS			60,670,286

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
355,000	21st Century Fox America, Inc	7.250	05/18/18	393,145
1,250,000	21st Century Fox America, Inc	3.000	09/15/22	1,305,216
200,000	21st Century Fox America, Inc	4.000	10/01/23	219,980
200,000	21st Century Fox America, Inc	3.700	09/15/24	216,038
200,000	21st Century Fox America, Inc	3.700	10/15/25	216,408
1,325,000	21st Century Fox America, Inc	6.200	12/15/34	1,662,158
1,000,000	21st Century Fox America, Inc	6.150	02/15/41	1,250,122
225,000	21st Century Fox America, Inc	5.400	10/01/43	264,664
500,000	21st Century Fox America, Inc	4.750	09/15/44	554,322
48

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		21st Century Fox America, Inc	4.950%	10/15/45	$341,826
175,000		Air Lease Corp	2.125	01/15/18	174,125
200,000		Air Lease Corp	2.625	09/04/18	199,958
600,000		Air Lease Corp	3.375	01/15/19	612,000
200,000		Air Lease Corp	3.875	04/01/21	206,000
200,000		Air Lease Corp	3.375	06/01/21	204,304
500,000		Air Lease Corp	3.750	02/01/22	512,232
500,000		Daimler Finance North America LLC	8.500	01/18/31	812,790
300,000		eBay, Inc	1.350	07/15/17	300,577
400,000		eBay, Inc	2.500	03/09/18	407,300
300,000		eBay, Inc	2.200	08/01/19	304,568
200,000		eBay, Inc	3.250	10/15/20	209,089
300,000		eBay, Inc	2.875	08/01/21	309,848
400,000		eBay, Inc	2.600	07/15/22	396,131
400,000		eBay, Inc	3.450	08/01/24	409,042
200,000		eBay, Inc	4.000	07/15/42	168,658
150,000		Equifax, Inc	6.300	07/01/17	157,071
150,000		Equifax, Inc	2.300	06/01/21	152,137
200,000		Equifax, Inc	3.300	12/15/22	211,186
200,000		Equifax, Inc	3.250	06/01/26	206,637
300,000		Fluor Corp	3.500	12/15/24	320,669
200,000		Fortune Brands Home & Security, Inc	3.000	06/15/20	206,618
200,000		Fortune Brands Home & Security, Inc	4.000	06/15/25	212,796
500,000		Howard Hughes Medical Institute	3.500	09/01/23	551,998
500,000		MasterCard, Inc	3.375	04/01/24	542,040
200,000		Moody’s Corp	2.750	07/15/19	206,263
400,000		Moody’s Corp	4.875	02/15/24	453,857
200,000		Moody’s Corp	5.250	07/15/44	243,380
100,000		Partners Healthcare System, Inc	4.117	07/01/55	111,652
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	334,414
63,000		Republic Services, Inc	5.500	09/15/19	70,352
265,000		Republic Services, Inc	5.000	03/01/20	293,591
580,000		Republic Services, Inc	5.250	11/15/21	670,410
250,000		Republic Services, Inc	3.550	06/01/22	270,036
750,000		Republic Services, Inc	3.200	03/15/25	783,791
100,000	h	Republic Services, Inc	2.900	07/01/26	101,472
30,000		Republic Services, Inc	6.200	03/01/40	40,523
300,000		Republic Services, Inc	5.700	05/15/41	380,946
200,000		S&P Global, Inc	5.900	11/15/17	211,379
300,000		S&P Global, Inc	2.500	08/15/18	306,182
300,000		S&P Global, Inc	3.300	08/14/20	313,901
300,000		S&P Global, Inc	4.000	06/15/25	327,627
300,000		S&P Global, Inc	4.400	02/15/26	336,872
300,000		Thomson Reuters Corp	1.650	09/29/17	301,287
345,000		Thomson Reuters Corp	6.500	07/15/18	378,274
100,000		Thomson Reuters Corp	4.300	11/23/23	109,129
200,000		Thomson Reuters Corp	3.350	05/15/26	204,545
145,000		Thomson Reuters Corp	5.850	04/15/40	168,652
400,000		Thomson Reuters Corp	4.500	05/23/43	396,744
200,000		Thomson Reuters Corp	5.650	11/23/43	232,111
750,000		Visa, Inc	1.200	12/14/17	754,658
1,500,000		Visa, Inc	2.200	12/14/20	1,545,512
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Visa, Inc	2.800%	12/14/22	$633,081
1,425,000	Visa, Inc	3.150	12/14/25	1,524,258
1,500,000	Visa, Inc	4.300	12/14/45	1,731,042
310,000	Waste Management, Inc	4.600	03/01/21	344,663
850,000	Waste Management, Inc	2.900	09/15/22	890,011
100,000	Waste Management, Inc	2.400	05/15/23	101,482
1,000,000	Waste Management, Inc	3.500	05/15/24	1,081,285
100,000	Waste Management, Inc	3.900	03/01/35	104,847
	TOTAL COMMERCIAL & PROFESSIONAL SERVICES			30,169,882

CONSUMER DURABLES & APPAREL - 0.1%
200,000	Hasbro, Inc	3.150	05/15/21	205,749
100,000	Hasbro, Inc	6.350	03/15/40	121,724
200,000	Hasbro, Inc	5.100	05/15/44	212,473
200,000	Leggett & Platt, Inc	3.400	08/15/22	208,381
150,000	Mattel, Inc	1.700	03/15/18	150,286
200,000	Mattel, Inc	2.350	05/06/19	203,160
100,000	Mattel, Inc	4.350	10/01/20	107,400
150,000	Mattel, Inc	3.150	03/15/23	151,002
100,000	Mattel, Inc	5.450	11/01/41	106,609
100,000	Mohawk Industries, Inc	3.850	02/01/23	105,414
100,000	Newell Rubbermaid, Inc	2.150	10/15/18	101,058
900,000	Newell Rubbermaid, Inc	2.600	03/29/19	923,563
300,000	Newell Rubbermaid, Inc	2.875	12/01/19	308,307
250,000	Newell Rubbermaid, Inc	3.150	04/01/21	260,473
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	213,957
350,000	Newell Rubbermaid, Inc	3.850	04/01/23	371,285
200,000	Newell Rubbermaid, Inc	4.000	12/01/24	209,092
100,000	Newell Rubbermaid, Inc	3.900	11/01/25	104,797
425,000	Newell Rubbermaid, Inc	4.200	04/01/26	460,952
350,000	Newell Rubbermaid, Inc	5.375	04/01/36	404,927
750,000	Newell Rubbermaid, Inc	5.500	04/01/46	892,894
300,000	Nike, Inc	2.250	05/01/23	309,322
300,000	Nike, Inc	3.625	05/01/43	317,341
500,000	NIKE, Inc	3.875	11/01/45	554,705
150,000	NVR, Inc	3.950	09/15/22	158,997
200,000	Ralph Lauren Corp	2.125	09/26/18	204,127
200,000	Ralph Lauren Corp	2.625	08/18/20	208,701
200,000	Signet UK Finance plc	4.700	06/15/24	195,270
220,000	VF Corp	6.450	11/01/37	301,830
400,000	Whirlpool Corp	1.650	11/01/17	402,498
100,000	Whirlpool Corp	2.400	03/01/19	102,316
150,000	Whirlpool Corp	4.700	06/01/22	167,578
100,000	Whirlpool Corp	3.700	03/01/23	106,043
100,000	Whirlpool Corp	4.000	03/01/24	108,553
100,000	Whirlpool Corp	5.150	03/01/43	112,625
200,000	Whirlpool Corp	4.500	06/01/46	208,080
	TOTAL CONSUMER DURABLES & APPAREL			9,281,489

CONSUMER SERVICES - 0.3%
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	109,799
300,000	Board of Trustees of The Leland Stanford Junior University	3.460	05/01/47	327,326
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Brinker International, Inc	3.875%	05/15/23	$202,963
200,000	California Institute of Technology	4.321	08/01/45	238,827
200,000	Catholic Health Initiatives	2.600	08/01/18	203,830
500,000	Catholic Health Initiatives	2.950	11/01/22	511,751
200,000	Catholic Health Initiatives	4.200	08/01/23	217,892
100,000	Cintas Corp No 2	4.300	06/01/21	110,552
200,000	Cintas Corp No 2	3.250	06/01/22	213,275
100,000	Cornell University	5.450	02/01/19	110,436
100,000	Darden Restaurants, Inc	6.800	10/15/37	116,760
45,000	Dartmouth College	4.750	06/01/19	49,684
300,000	Dun & Bradstreet Corp	3.250	12/01/17	302,112
200,000	Dun & Bradstreet Corp	4.000	06/15/20	207,712
100,000	George Washington University	3.485	09/15/22	107,379
300,000	George Washington University	4.300	09/15/44	322,814
200,000	George Washington University	4.868	09/15/45	240,008
200,000	Hyatt Hotels Corp	3.375	07/15/23	202,414
100,000	Hyatt Hotels Corp	4.850	03/15/26	108,810
19,000	Johns Hopkins University	5.250	07/01/19	21,086
200,000	Marriott International, Inc	3.000	03/01/19	206,398
200,000	Marriott International, Inc	3.375	10/15/20	210,590
300,000	Marriott International, Inc	2.875	03/01/21	310,155
200,000	Marriott International, Inc	3.125	10/15/21	207,895
200,000	Marriott International, Inc	2.300	01/15/22	200,758
200,000	Marriott International, Inc	3.250	09/15/22	207,769
200,000	Marriott International, Inc	3.125	06/15/26	202,319
250,000	Massachusetts Institute of Technology	5.600	07/01/11	356,140
200,000	Massachusetts Institute of Technology	4.678	07/01/14	238,554
500,000	McDonald’s Corp	2.100	12/07/18	511,686
300,000	McDonald’s Corp	1.875	05/29/19	303,559
250,000	McDonald’s Corp	2.200	05/26/20	255,794
720,000	McDonald’s Corp	3.500	07/15/20	766,786
500,000	McDonald’s Corp	2.750	12/09/20	522,053
550,000	McDonald’s Corp	2.625	01/15/22	566,268
250,000	McDonald’s Corp	3.375	05/26/25	264,245
500,000	McDonald’s Corp	3.700	01/30/26	540,494
500,000	McDonald’s Corp	4.700	12/09/35	564,333
280,000	McDonald’s Corp	6.300	03/01/38	371,146
500,000	McDonald’s Corp	3.625	05/01/43	475,077
250,000	McDonald’s Corp	4.600	05/26/45	279,230
500,000	McDonald’s Corp	4.875	12/09/45	582,998
200,000	Metropolitan Museum of Art	3.400	07/01/45	211,669
200,000	Northwestern University	3.688	12/01/38	218,684
200,000	Northwestern University	3.868	12/01/48	227,602
750,000	President and Fellows of Harvard College	3.619	10/01/37	818,531
100,000	Princeton University	4.950	03/01/19	110,008
220,000	Princeton University	5.700	03/01/39	314,527
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	202,272
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.750	03/15/25	208,326
200,000	Trinity Acquisition plc	3.500	09/15/21	207,341
100,000	Trinity Acquisition plc	4.625	08/15/23	107,226
200,000	Trinity Acquisition plc	4.400	03/15/26	208,927
100,000	Trinity Acquisition plc	6.125	08/15/43	110,760
51

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Trustees of Dartmouth College	3.474%	06/01/46	$213,417
200,000	University of Notre Dame du Lac	3.438	02/15/45	207,229
70,000	Walt Disney Co	5.625	09/15/16	70,666
500,000	Walt Disney Co	0.875	05/30/17	500,736
700,000	Walt Disney Co	1.100	12/01/17	703,138
300,000	Walt Disney Co	1.650	01/08/19	305,818
500,000	Walt Disney Co	1.850	05/30/19	511,342
200,000	Walt Disney Co	2.150	09/17/20	207,018
300,000	Walt Disney Co	2.300	02/12/21	312,167
850,000	Walt Disney Co	2.550	02/15/22	893,586
200,000	Walt Disney Co	3.150	09/17/25	221,232
300,000	Walt Disney Co	3.000	02/13/26	322,911
100,000	Walt Disney Co	4.375	08/16/41	117,091
200,000	Walt Disney Co	3.700	12/01/42	213,930
800,000	Walt Disney Co	4.125	06/01/44	909,133
200,000	Wesleyan University	4.781	07/01/16	214,734
200,000	William Marsh Rice University	3.574	05/15/45	215,008
200,000	William Marsh Rice University	3.774	05/15/55	222,035
150,000	Wyndham Worldwide Corp	2.500	03/01/18	151,564
200,000	Wyndham Worldwide Corp	4.250	03/01/22	212,183
200,000	Wyndham Worldwide Corp	3.900	03/01/23	204,834
200,000	Wyndham Worldwide Corp	5.100	10/01/25	217,418
200,000	Yale University	2.086	04/15/19	206,544
	TOTAL CONSUMER SERVICES			22,369,284

DIVERSIFIED FINANCIALS - 3.3%
150,000	ABN Amro Bank NV	4.650	06/04/18	153,719
200,000	Affiliated Managers Group, Inc	4.250	02/15/24	211,789
20,000	Ahold Finance USA LLC	6.875	05/01/29	26,471
400,000	American Express Co	6.150	08/28/17	422,127
190,000	American Express Co	7.000	03/19/18	207,543
1,300,000	American Express Co	1.550	05/22/18	1,306,432
293,000	American Express Co	2.650	12/02/22	296,872
300,000	American Express Co	3.625	12/05/24	307,823
329,000	American Express Co	4.050	12/03/42	344,676
500,000	American Express Credit Corp	1.125	06/05/17	499,936
1,175,000	American Express Credit Corp	2.125	07/27/18	1,193,108
500,000	American Express Credit Corp	1.800	07/31/18	504,432
350,000	American Express Credit Corp	1.875	11/05/18	353,724
750,000	American Express Credit Corp	2.125	03/18/19	765,448
500,000	American Express Credit Corp	2.250	08/15/19	510,409
575,000	American Express Credit Corp	2.375	05/26/20	588,357
500,000	American Express Credit Corp	2.600	09/14/20	516,455
275,000	American Express Credit Corp	2.250	05/05/21	279,969
300,000	American Honda Finance Corp	1.200	07/14/17	300,435
300,000	American Honda Finance Corp	1.500	03/13/18	302,938
500,000	American Honda Finance Corp	1.600	07/13/18	505,569
300,000	American Honda Finance Corp	2.125	10/10/18	308,020
200,000	American Honda Finance Corp	1.700	02/22/19	203,292
500,000	American Honda Finance Corp	2.250	08/15/19	516,275
200,000	American Honda Finance Corp	2.150	03/13/20	205,269
300,000	American Honda Finance Corp	2.450	09/24/20	311,605
52

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$295,000		Ameriprise Financial, Inc	5.300%	03/15/20	$330,594
400,000		Ameriprise Financial, Inc	4.000	10/15/23	433,146
300,000		Ameriprise Financial, Inc	3.700	10/15/24	319,698
300,000		Ares Capital Corp	4.875	11/30/18	313,889
150,000		Ares Capital Corp	3.875	01/15/20	155,162
100,000	i	Bank of New York Mellon Corp (Step Bond)	1.969	06/20/17	100,866
500,000		Bank of New York Mellon Corp	1.300	01/25/18	501,746
1,000,000		Bank of New York Mellon Corp	2.300	09/11/19	1,020,391
300,000		Bank of New York Mellon Corp	2.600	08/17/20	311,143
500,000		Bank of New York Mellon Corp	2.450	11/27/20	514,482
375,000		Bank of New York Mellon Corp	2.500	04/15/21	388,623
300,000		Bank of New York Mellon Corp	2.050	05/03/21	304,746
500,000		Bank of New York Mellon Corp	3.550	09/23/21	541,404
250,000		Bank of New York Mellon Corp	3.650	02/04/24	273,549
800,000		Bank of New York Mellon Corp	3.250	09/11/24	851,891
500,000		Bank of New York Mellon Corp	3.000	02/24/25	524,446
500,000		Bank of New York Mellon Corp	2.800	05/04/26	518,902
500,000		Barclays Bank plc	5.140	10/14/20	529,920
1,200,000		Barclays Bank plc	4.375	09/11/24	1,160,626
116,000		Bear Stearns Cos LLC	5.550	01/22/17	118,688
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	404,643
300,000		Berkshire Hathaway, Inc	2.100	08/14/19	309,098
750,000		Berkshire Hathaway, Inc	2.200	03/15/21	773,774
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	220,705
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	316,946
750,000		Berkshire Hathaway, Inc	2.750	03/15/23	775,218
750,000		Berkshire Hathaway, Inc	3.125	03/15/26	786,817
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	343,054
210,000		BlackRock, Inc	6.250	09/15/17	223,324
390,000		BlackRock, Inc	5.000	12/10/19	436,777
125,000		BlackRock, Inc	3.375	06/01/22	135,827
500,000		BlackRock, Inc	3.500	03/18/24	542,661
200,000		Block Financial LLC	5.500	11/01/22	216,283
200,000		Block Financial LLC	5.250	10/01/25	214,510
1,000,000		BNP Paribas S.A.	2.700	08/20/18	1,024,382
300,000		BNP Paribas S.A.	2.400	12/12/18	305,859
500,000		BNP Paribas S.A.	2.450	03/17/19	510,619
825,000		BNP Paribas S.A.	2.375	05/21/20	840,815
700,000		BNP Paribas S.A.	5.000	01/15/21	786,478
300,000		BNP Paribas S.A.	3.250	03/03/23	312,101
500,000		BNP Paribas S.A.	4.250	10/15/24	514,403
200,000		Broadridge Financial Solutions, Inc	3.950	09/01/20	213,448
200,000		Broadridge Financial Solutions, Inc	3.400	06/27/26	203,168
300,000		Brookfield Asset Management, Inc	4.000	01/15/25	304,880
500,000		Capital One Financial Corp	3.750	04/24/24	521,865
200,000		Capital One Financial Corp	3.200	02/05/25	201,962
500,000		Capital One Financial Corp	4.200	10/29/25	514,270
300,000		Charles Schwab Corp	2.200	07/25/18	305,082
100,000		Charles Schwab Corp	4.450	07/22/20	110,907
200,000		Charles Schwab Corp	3.225	09/01/22	212,945
200,000		Charles Schwab Corp	3.000	03/10/25	208,926
350,000		CME Group, Inc	3.000	09/15/22	371,580
53

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		CME Group, Inc	3.000%	03/15/25	$313,526
200,000		CME Group, Inc	5.300	09/15/43	255,696
1,500,000		Credit Suisse	1.375	05/26/17	1,501,240
750,000		Credit Suisse	1.700	04/27/18	750,802
1,000,000		Credit Suisse	2.300	05/28/19	1,013,429
2,250,000		Credit Suisse	5.400	01/14/20	2,442,744
325,000		Credit Suisse	3.000	10/29/21	332,936
1,000,000		Credit Suisse	3.625	09/09/24	1,033,363
500,000		Credit Suisse Group Funding Guernsey Ltd	2.750	03/26/20	493,692
750,000	g	Credit Suisse Group Funding Guernsey Ltd	3.125	12/10/20	748,933
1,000,000	g	Credit Suisse Group Funding Guernsey Ltd	3.450	04/16/21	1,008,787
450,000		Credit Suisse Group Funding Guernsey Ltd	3.800	09/15/22	452,005
475,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	474,058
1,050,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	1,028,173
750,000	g	Credit Suisse Group Funding Guernsey Ltd	4.550	04/17/26	780,091
750,000		Credit Suisse Group Funding Guernsey Ltd	4.875	05/15/45	747,351
850,000		Diageo Investment Corp	2.875	05/11/22	893,283
100,000		Diageo Investment Corp	4.250	05/11/42	110,511
200,000		Digital Realty Trust LP	3.400	10/01/20	207,898
200,000		Digital Realty Trust LP	3.950	07/01/22	209,531
300,000		Digital Realty Trust LP	3.625	10/01/22	308,913
200,000		Digital Realty Trust LP	4.750	10/01/25	214,899
100,000		Discover Financial Services	5.200	04/27/22	109,710
200,000		Discover Financial Services	3.950	11/06/24	205,077
17,000		Eaton Vance Corp	6.500	10/02/17	17,947
300,000		Eaton Vance Corp	3.625	06/15/23	322,150
800,000		Ford Motor Credit Co LLC	3.000	06/12/17	811,377
500,000		Ford Motor Credit Co LLC	1.724	12/06/17	501,070
500,000		Ford Motor Credit Co LLC	2.145	01/09/18	504,378
900,000		Ford Motor Credit Co LLC	2.375	01/16/18	911,070
1,000,000		Ford Motor Credit Co LLC	5.000	05/15/18	1,059,534
500,000		Ford Motor Credit Co LLC	2.240	06/15/18	504,920
400,000		Ford Motor Credit Co LLC	2.875	10/01/18	410,372
375,000		Ford Motor Credit Co LLC	2.551	10/05/18	381,932
400,000		Ford Motor Credit Co LLC	2.943	01/08/19	411,659
500,000		Ford Motor Credit Co LLC	2.375	03/12/19	507,013
300,000		Ford Motor Credit Co LLC	2.021	05/03/19	302,575
500,000		Ford Motor Credit Co LLC	2.597	11/04/19	511,540
1,000,000		Ford Motor Credit Co LLC	2.459	03/27/20	1,008,338
300,000		Ford Motor Credit Co LLC	3.200	01/15/21	309,056
550,000		Ford Motor Credit Co LLC	3.336	03/18/21	571,047
1,000,000		Ford Motor Credit Co LLC	5.875	08/02/21	1,147,033
350,000		Ford Motor Credit Co LLC	3.219	01/09/22	358,562
450,000		Ford Motor Credit Co LLC	3.096	05/04/23	456,351
1,000,000		Ford Motor Credit Co LLC	3.664	09/08/24	1,036,085
925,000		Ford Motor Credit Co LLC	4.134	08/04/25	992,219
500,000		Ford Motor Credit Co LLC	4.389	01/08/26	546,095
150,000		Franklin Resources, Inc	2.800	09/15/22	155,352
200,000		Franklin Resources, Inc	2.850	03/30/25	206,173
200,000		FS Investment Corp	4.250	01/15/20	204,851
150,000		FS Investment Corp	4.750	05/15/22	152,929
2,452,000	g	GE Capital International Funding Co	2.342	11/15/20	2,534,488
54

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,443,000	g	GE Capital International Funding Co	3.373%	11/15/25	$2,667,070
2,944,000	g	GE Capital International Funding Co	4.418	11/15/35	3,302,511
800,000		General Electric Capital Corp	2.300	04/27/17	807,987
1,625,000		General Electric Capital Corp	5.625	09/15/17	1,717,396
500,000		General Electric Capital Corp	1.600	11/20/17	504,467
300,000		General Electric Capital Corp	1.625	04/02/18	304,258
1,500,000		General Electric Capital Corp	2.300	01/14/19	1,550,923
200,000		General Electric Capital Corp	2.100	12/11/19	206,332
181,000		General Electric Capital Corp	5.500	01/08/20	206,903
250,000		General Electric Capital Corp	2.200	01/09/20	257,797
532,000		General Electric Capital Corp	4.375	09/16/20	592,568
72,000		General Electric Capital Corp	4.625	01/07/21	81,653
86,000		General Electric Capital Corp	5.300	02/11/21	99,786
200,000		General Electric Capital Corp	4.650	10/17/21	229,061
544,000		General Electric Capital Corp	3.150	09/07/22	583,890
144,000		General Electric Capital Corp	3.100	01/09/23	153,843
1,003,000		General Electric Capital Corp	3.450	05/15/24	1,092,538
752,000		General Electric Capital Corp	6.750	03/15/32	1,055,878
344,000		General Electric Capital Corp	5.875	01/14/38	465,519
352,000		General Electric Capital Corp	6.875	01/10/39	531,633
2,250,000		General Motors Financial Co, Inc	4.750	08/15/17	2,321,653
500,000		General Motors Financial Co, Inc	3.100	01/15/19	510,779
500,000		General Motors Financial Co, Inc	2.400	05/09/19	500,599
200,000		General Motors Financial Co, Inc	3.200	07/13/20	202,632
700,000		General Motors Financial Co, Inc	3.700	11/24/20	719,255
500,000		General Motors Financial Co, Inc	4.200	03/01/21	523,128
875,000		General Motors Financial Co, Inc	3.200	07/06/21	877,533
2,500,000		General Motors Financial Co, Inc	3.450	04/10/22	2,498,545
225,000		General Motors Financial Co, Inc	3.700	05/09/23	226,464
300,000		General Motors Financial Co, Inc	4.300	07/13/25	307,938
225,000		General Motors Financial Co, Inc	5.250	03/01/26	244,710
550,000		Goldman Sachs Group, Inc	5.950	01/18/18	585,908
1,450,000		Goldman Sachs Group, Inc	2.375	01/22/18	1,469,836
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	64,677
750,000		Goldman Sachs Group, Inc	2.900	07/19/18	769,628
1,500,000		Goldman Sachs Group, Inc	2.625	01/31/19	1,535,202
200,000		Goldman Sachs Group, Inc	2.000	04/25/19	202,114
1,500,000		Goldman Sachs Group, Inc	2.550	10/23/19	1,534,733
2,505,000		Goldman Sachs Group, Inc	5.375	03/15/20	2,788,664
950,000		Goldman Sachs Group, Inc	2.600	04/23/20	965,894
1,150,000		Goldman Sachs Group, Inc	6.000	06/15/20	1,312,302
425,000		Goldman Sachs Group, Inc	2.750	09/15/20	433,857
500,000		Goldman Sachs Group, Inc	2.875	02/25/21	512,567
150,000		Goldman Sachs Group, Inc	2.625	04/25/21	152,135
1,300,000		Goldman Sachs Group, Inc	5.250	07/27/21	1,468,775
2,325,000		Goldman Sachs Group, Inc	5.750	01/24/22	2,701,150
1,800,000		Goldman Sachs Group, Inc	3.625	01/22/23	1,888,799
1,500,000		Goldman Sachs Group, Inc	4.000	03/03/24	1,609,380
500,000		Goldman Sachs Group, Inc	3.850	07/08/24	530,382
2,325,000		Goldman Sachs Group, Inc	3.500	01/23/25	2,390,047
600,000		Goldman Sachs Group, Inc	3.750	05/22/25	626,916
250,000		Goldman Sachs Group, Inc	4.250	10/21/25	258,706
55

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Goldman Sachs Group, Inc	3.750%	02/25/26	$839,382
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	76,810
2,150,000	Goldman Sachs Group, Inc	6.250	02/01/41	2,778,189
1,075,000	Goldman Sachs Group, Inc	4.800	07/08/44	1,187,182
575,000	Goldman Sachs Group, Inc	5.150	05/22/45	599,193
875,000	Goldman Sachs Group, Inc	4.750	10/21/45	964,915
782,000	HSBC Finance Corp	6.676	01/15/21	874,603
500,000	Intercontinental Exchange, Inc	2.750	12/01/20	523,560
500,000	Intercontinental Exchange, Inc	3.750	12/01/25	539,666
200,000	IntercontinentalExchange Group, Inc	2.500	10/15/18	204,684
200,000	IntercontinentalExchange Group, Inc	4.000	10/15/23	216,445
125,000	Invesco Finance plc	3.125	11/30/22	130,459
200,000	Invesco Finance plc	4.000	01/30/24	218,903
200,000	Invesco Finance plc	3.750	01/15/26	214,798
200,000	Invesco Finance plc	5.375	11/30/43	234,997
300,000	Janus Capital Group, Inc	4.875	08/01/25	324,552
425,000	Jefferies Group, Inc	8.500	07/15/19	485,706
500,000	Jefferies Group, Inc	6.875	04/15/21	567,900
600,000	Jefferies Group, Inc	6.450	06/08/27	666,842
100,000	Korea Finance Corp	3.250	09/20/16	100,482
700,000	Korea Finance Corp	2.250	08/07/17	707,261
500,000	Korea Finance Corp	2.875	08/22/18	514,943
250,000	Lazard Group LLC	4.250	11/14/20	266,128
150,000	Lazard Group LLC	3.750	02/13/25	149,181
100,000	Legg Mason, Inc	2.700	07/15/19	102,318
400,000	Legg Mason, Inc	5.625	01/15/44	408,961
1,260,000	Merrill Lynch & Co, Inc	6.400	08/28/17	1,329,507
1,050,000	Merrill Lynch & Co, Inc	6.875	04/25/18	1,146,341
1,500,000	Merrill Lynch & Co, Inc	6.110	01/29/37	1,773,512
550,000	Morgan Stanley	5.550	04/27/17	569,139
245,000	Morgan Stanley	5.950	12/28/17	260,533
325,000	Morgan Stanley	1.875	01/05/18	326,869
600,000	Morgan Stanley	2.125	04/25/18	606,280
500,000	Morgan Stanley	2.200	12/07/18	506,845
1,450,000	Morgan Stanley	2.500	01/24/19	1,479,303
500,000	Morgan Stanley	2.450	02/01/19	509,388
796,000	Morgan Stanley	7.300	05/13/19	914,572
4,000,000	Morgan Stanley	2.375	07/23/19	4,065,996
300,000	Morgan Stanley	5.625	09/23/19	332,852
590,000	Morgan Stanley	5.500	01/26/20	656,256
700,000	Morgan Stanley	2.650	01/27/20	711,600
1,000,000	Morgan Stanley	2.800	06/16/20	1,024,078
200,000	Morgan Stanley	5.750	01/25/21	228,051
475,000	Morgan Stanley	2.500	04/21/21	480,020
1,200,000	Morgan Stanley	5.500	07/28/21	1,370,398
2,500,000	Morgan Stanley	4.875	11/01/22	2,737,990
2,850,000	Morgan Stanley	4.100	05/22/23	2,963,336
1,000,000	Morgan Stanley	3.875	04/29/24	1,070,877
1,100,000	Morgan Stanley	3.700	10/23/24	1,151,178
650,000	Morgan Stanley	4.000	07/23/25	696,350
750,000	Morgan Stanley	5.000	11/24/25	820,912
325,000	Morgan Stanley	3.875	01/27/26	346,018
56

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$325,000	Morgan Stanley	4.350%	09/08/26	$340,166
1,100,000	Morgan Stanley	3.950	04/23/27	1,109,545
600,000	Morgan Stanley	7.250	04/01/32	832,093
1,250,000	Morgan Stanley	4.300	01/27/45	1,313,579
220,000	NASDAQ OMX Group, Inc	5.550	01/15/20	243,364
250,000	NASDAQ OMX Group, Inc	4.250	06/01/24	263,759
200,000	NASDAQ, Inc	3.850	06/30/26	203,308
200,000	National Rural Utilities Cooperative Finance Corp	0.950	04/24/17	200,022
300,000	National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	303,549
125,000	National Rural Utilities Cooperative Finance Corp	2.300	11/15/19	128,864
500,000	National Rural Utilities Cooperative Finance Corp	2.300	11/01/20	515,799
350,000	National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	369,740
200,000	National Rural Utilities Cooperative Finance Corp	2.700	02/15/23	208,063
200,000	National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	216,095
400,000	National Rural Utilities Cooperative Finance Corp	2.850	01/27/25	418,564
200,000	National Rural Utilities Cooperative Finance Corp	3.250	11/01/25	215,707
500,000	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	490,000
200,000	National Rural Utilities Cooperative Finance Corp	5.250	04/20/46	204,750
500,000	Nomura Holdings, Inc	2.750	03/19/19	510,509
430,000	Nomura Holdings, Inc	6.700	03/04/20	499,295
300,000	NYSE Euronext	2.000	10/05/17	303,038
800,000	Oesterreichische Kontrollbank AG.	5.000	04/25/17	827,129
1,000,000	Oesterreichische Kontrollbank AG.	1.125	05/29/18	1,003,825
500,000	Oesterreichische Kontrollbank AG.	1.625	03/12/19	508,223
500,000	Oesterreichische Kontrollbank AG.	1.125	04/26/19	501,744
300,000	Oesterreichische Kontrollbank AG.	1.500	10/21/20	302,716
500,000	Oesterreichische Kontrollbank AG.	2.375	10/01/21	524,125
200,000	PACCAR Financial Corp	1.100	06/06/17	200,427
300,000	PACCAR Financial Corp	1.400	05/18/18	302,110
200,000	PACCAR Financial Corp	1.650	02/25/19	202,965
200,000	PACCAR Financial Corp	1.300	05/10/19	200,798
200,000	PACCAR Financial Corp	2.200	09/15/19	205,457
200,000	PACCAR Financial Corp	2.250	02/25/21	202,904
200,000	Prospect Capital Corp	5.875	03/15/23	194,092
300,000	Raymond James Financial, Inc	5.625	04/01/24	343,190
500,000	Sasol Financing International plc	4.500	11/14/22	501,000
150,000	State Street Corp	1.350	05/15/18	150,887
300,000	State Street Corp	2.550	08/18/20	311,342
300,000	State Street Corp	4.375	03/07/21	333,856
500,000	State Street Corp	1.950	05/19/21	507,783
400,000	State Street Corp	3.100	05/15/23	413,865
350,000	State Street Corp	3.700	11/20/23	385,549
500,000	State Street Corp	3.300	12/16/24	534,892
225,000	State Street Corp	3.550	08/18/25	244,802
500,000	State Street Corp	2.650	05/19/26	510,474
200,000	Stifel Financial Corp	3.500	12/01/20	202,739
100,000	Synchrony Financial	1.875	08/15/17	100,157
300,000	Synchrony Financial	2.600	01/15/19	303,184
250,000	Synchrony Financial	3.000	08/15/19	254,933
275,000	Synchrony Financial	2.700	02/03/20	275,775
300,000	Synchrony Financial	3.750	08/15/21	310,815
250,000	Synchrony Financial	4.250	08/15/24	258,842
57

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$600,000	Synchrony Financial	4.500%	07/23/25	$622,155
300,000	Syngenta Finance NV	3.125	03/28/22	314,513
300,000	TD Ameritrade Holding Corp	2.950	04/01/22	312,613
350,000	TD Ameritrade Holding Corp	3.625	04/01/25	375,106
150,000	Toyota Motor Credit Corp	2.050	01/12/17	150,965
400,000	Toyota Motor Credit Corp	1.750	05/22/17	403,125
500,000	Toyota Motor Credit Corp	1.250	10/05/17	502,042
500,000	Toyota Motor Credit Corp	1.375	01/10/18	503,505
500,000	Toyota Motor Credit Corp	1.450	01/12/18	503,646
300,000	Toyota Motor Credit Corp	1.200	04/06/18	301,175
300,000	Toyota Motor Credit Corp	1.550	07/13/18	302,884
500,000	Toyota Motor Credit Corp	2.000	10/24/18	509,713
500,000	Toyota Motor Credit Corp	2.100	01/17/19	511,537
300,000	Toyota Motor Credit Corp	1.700	02/19/19	303,835
350,000	Toyota Motor Credit Corp	1.400	05/20/19	352,333
400,000	Toyota Motor Credit Corp	2.125	07/18/19	410,698
500,000	Toyota Motor Credit Corp	2.150	03/12/20	513,992
300,000	Toyota Motor Credit Corp	1.900	04/08/21	304,955
750,000	Toyota Motor Credit Corp	2.750	05/17/21	786,272
300,000	Toyota Motor Credit Corp	3.400	09/15/21	326,576
300,000	Toyota Motor Credit Corp	2.800	07/13/22	315,563
400,000	Toyota Motor Credit Corp	2.625	01/10/23	420,121
300,000	UBS AG.	1.375	06/01/17	300,456
500,000	UBS AG.	1.375	08/14/17	500,422
500,000	UBS AG.	1.800	03/26/18	504,757
162,000	UBS AG.	5.750	04/25/18	173,760
1,750,000	UBS AG.	2.375	08/14/19	1,793,173
1,000,000	UBS AG.	2.350	03/26/20	1,024,389
400,000	Unilever Capital Corp	0.850	08/02/17	400,164
250,000	Unilever Capital Corp	4.800	02/15/19	273,691
300,000	Unilever Capital Corp	2.200	03/06/19	308,495
250,000	Unilever Capital Corp	2.100	07/30/20	257,279
250,000	Unilever Capital Corp	4.250	02/10/21	279,252
450,000	Unilever Capital Corp	3.100	07/30/25	489,948
330,000	Unilever Capital Corp	5.900	11/15/32	463,376
1,250,000	Wells Fargo & Co	2.100	05/08/17	1,260,751
1,400,000	Wells Fargo & Co	1.500	01/16/18	1,407,840
425,000	Wells Fargo & Co	2.150	01/15/19	433,890
1,000,000	Wells Fargo & Co	2.150	01/30/20	1,017,048
750,000	Wells Fargo & Co	2.600	07/22/20	770,859
450,000	Wells Fargo & Co	2.550	12/07/20	463,014
1,000,000	Wells Fargo & Co	3.000	01/22/21	1,045,009
1,000,000	Wells Fargo & Co	2.500	03/04/21	1,025,544
1,200,000	Wells Fargo & Co	4.600	04/01/21	1,341,043
3,500,000	Wells Fargo & Co	3.500	03/08/22	3,754,748
700,000	Wells Fargo & Co	3.450	02/13/23	724,581
500,000	Wells Fargo & Co	4.125	08/15/23	538,512
334,000	Wells Fargo & Co	4.480	01/16/24	366,261
2,200,000	Wells Fargo & Co	3.300	09/09/24	2,308,469
1,750,000	Wells Fargo & Co	3.000	02/19/25	1,793,258
500,000	Wells Fargo & Co	3.550	09/29/25	533,138
1,500,000	Wells Fargo & Co	3.000	04/22/26	1,528,983
58

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$650,000	Wells Fargo & Co	4.100%	06/03/26	$694,493
750,000	Wells Fargo & Co	4.300	07/22/27	809,471
264,000	Wells Fargo & Co	5.375	02/07/35	321,841
725,000	Wells Fargo & Co	5.375	11/02/43	845,154
1,143,000	Wells Fargo & Co	5.606	01/15/44	1,369,255
300,000	Wells Fargo & Co	4.650	11/04/44	315,228
1,000,000	Wells Fargo & Co	3.900	05/01/45	1,050,901
750,000	Wells Fargo & Co	4.900	11/17/45	821,294
750,000	Wells Fargo & Co	4.400	06/14/46	761,719
	TOTAL DIVERSIFIED FINANCIALS			220,245,077

ENERGY - 2.3%
89,000	Anadarko Petroleum Corp	6.375	09/15/17	93,678
465,000	Anadarko Petroleum Corp	8.700	03/15/19	530,296
375,000	Anadarko Petroleum Corp	4.850	03/15/21	397,770
200,000	Anadarko Petroleum Corp	3.450	07/15/24	195,574
350,000	Anadarko Petroleum Corp	5.550	03/15/26	386,681
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,486,266
200,000	Anadarko Petroleum Corp	4.500	07/15/44	183,806
500,000	Anadarko Petroleum Corp	6.600	03/15/46	604,120
400,000	Apache Corp	6.900	09/15/18	438,116
200,000	Apache Corp	3.250	04/15/22	204,906
980,000	Apache Corp	5.100	09/01/40	1,021,250
300,000	Apache Corp	5.250	02/01/42	311,518
350,000	Apache Corp	4.750	04/15/43	360,055
300,000	Apache Corp	4.250	01/15/44	290,586
129,000	Baker Hughes, Inc	3.200	08/15/21	135,437
200,000	Boardwalk Pipelines LP	5.750	09/15/19	209,429
200,000	Boardwalk Pipelines LP	3.375	02/01/23	183,432
200,000	Boardwalk Pipelines LP	5.950	06/01/26	210,181
200,000	BP Capital Markets plc	1.846	05/05/17	201,214
500,000	BP Capital Markets plc	1.375	05/10/18	500,736
300,000	BP Capital Markets plc	2.241	09/26/18	306,313
225,000	BP Capital Markets plc	1.676	05/03/19	226,805
500,000	BP Capital Markets plc	2.237	05/10/19	513,448
1,250,000	BP Capital Markets plc	2.315	02/13/20	1,279,579
300,000	BP Capital Markets plc	4.500	10/01/20	332,433
150,000	BP Capital Markets plc	4.742	03/11/21	168,508
650,000	BP Capital Markets plc	3.561	11/01/21	699,221
1,200,000	BP Capital Markets plc	3.245	05/06/22	1,262,449
850,000	BP Capital Markets plc	2.500	11/06/22	857,396
300,000	BP Capital Markets plc	3.994	09/26/23	325,875
500,000	BP Capital Markets plc	3.814	02/10/24	535,882
300,000	BP Capital Markets plc	3.535	11/04/24	316,263
500,000	BP Capital Markets plc	3.506	03/17/25	526,603
775,000	BP Capital Markets plc	3.119	05/04/26	788,418
200,000	Buckeye Partners LP	2.650	11/15/18	201,475
200,000	Buckeye Partners LP	4.875	02/01/21	210,129
200,000	Buckeye Partners LP	4.350	10/15/24	198,140
200,000	Buckeye Partners LP	5.850	11/15/43	194,547
100,000	Buckeye Partners LP	5.600	10/15/44	94,962
575,000	Burlington Resources Finance Co	7.200	08/15/31	717,440
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Burlington Resources Finance Co	7.400%	12/01/31	$261,257
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	617,256
300,000	Canadian Natural Resources Ltd	1.750	01/15/18	297,374
100,000	Canadian Natural Resources Ltd	3.800	04/15/24	98,724
700,000	Canadian Natural Resources Ltd	3.900	02/01/25	693,548
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	925,080
500,000	Chevron Corp	1.344	11/09/17	502,122
300,000	Chevron Corp	1.345	11/15/17	301,566
500,000	Chevron Corp	1.104	12/05/17	501,141
400,000	Chevron Corp	1.365	03/02/18	402,197
750,000	Chevron Corp	1.718	06/24/18	758,761
500,000	Chevron Corp	1.790	11/16/18	506,690
200,000	Chevron Corp	4.950	03/03/19	219,124
500,000	Chevron Corp	1.561	05/16/19	505,757
1,000,000	Chevron Corp	2.193	11/15/19	1,028,069
400,000	Chevron Corp	1.961	03/03/20	405,150
750,000	Chevron Corp	2.427	06/24/20	773,986
500,000	Chevron Corp	2.419	11/17/20	515,807
750,000	Chevron Corp	2.100	05/16/21	764,878
400,000	Chevron Corp	2.411	03/03/22	409,365
1,050,000	Chevron Corp	2.355	12/05/22	1,067,913
500,000	Chevron Corp	2.566	05/16/23	510,721
250,000	Chevron Corp	3.191	06/24/23	265,644
125,000	Chevron Corp	3.326	11/17/25	133,662
750,000	Chevron Corp	2.954	05/16/26	774,449
500,000	Cimarex Energy Co	4.375	06/01/24	523,088
1,500,000	ConocoPhillips Co	1.050	12/15/17	1,490,766
300,000	ConocoPhillips Co	1.500	05/15/18	301,135
600,000	ConocoPhillips Co	5.750	02/01/19	660,097
300,000	ConocoPhillips Co	2.200	05/15/20	302,971
500,000	ConocoPhillips Co	4.200	03/15/21	540,041
300,000	ConocoPhillips Co	2.875	11/15/21	305,299
600,000	ConocoPhillips Co	2.400	12/15/22	594,327
300,000	ConocoPhillips Co	3.350	11/15/24	309,048
500,000	ConocoPhillips Co	4.950	03/15/26	566,771
300,000	ConocoPhillips Co	4.150	11/15/34	302,724
250,000	ConocoPhillips Co	5.900	05/15/38	299,160
1,035,000	ConocoPhillips Co	6.500	02/01/39	1,331,425
300,000	ConocoPhillips Co	4.300	11/15/44	304,614
500,000	ConocoPhillips Co	5.950	03/15/46	623,855
500,000	ConocoPhillips Holding Co	6.950	04/15/29	621,722
850,000	Devon Energy Corp	6.300	01/15/19	920,843
525,000	Devon Energy Corp	3.250	05/15/22	509,207
300,000	Devon Energy Corp	5.850	12/15/25	331,077
600,000	Devon Energy Corp	7.950	04/15/32	687,767
700,000	Devon Energy Corp	4.750	05/15/42	627,745
300,000	Devon Energy Corp	5.000	06/15/45	280,038
300,000	Ecopetrol S.A.	4.250	09/18/18	310,500
550,000	Ecopetrol S.A.	7.625	07/23/19	632,500
725,000	Ecopetrol S.A.	5.875	09/18/23	746,750
1,000,000	Ecopetrol S.A.	4.125	01/16/25	904,700
400,000	Ecopetrol S.A.	5.375	06/26/26	389,000
60

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Ecopetrol S.A.	7.375%	09/18/43	$199,500
300,000		Ecopetrol S.A.	5.875	05/28/45	260,400
300,000		El Paso Pipeline Partners Operating Co LLC	4.300	05/01/24	302,700
400,000		El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	360,595
300,000	g	Emera US Finance LP	2.150	06/15/19	303,455
300,000	g	Emera US Finance LP	2.700	06/15/21	306,574
300,000	g	Emera US Finance LP	3.550	06/15/26	306,371
300,000	g	Emera US Finance LP	4.750	06/15/46	305,653
495,000		Enbridge Energy Partners LP	5.200	03/15/20	519,369
175,000		Enbridge Energy Partners LP	4.375	10/15/20	179,619
200,000		Enbridge Energy Partners LP	5.875	10/15/25	221,283
300,000		Enbridge Energy Partners LP	5.500	09/15/40	294,001
200,000		Enbridge Energy Partners LP	7.375	10/15/45	243,900
1,000,000		EnCana Corp	6.500	05/15/19	1,060,000
735,000		Enterprise Products Operating LLC	6.300	09/15/17	776,467
300,000		Enterprise Products Operating LLC	1.650	05/07/18	300,712
130,000		Enterprise Products Operating LLC	6.500	01/31/19	145,579
600,000		Enterprise Products Operating LLC	5.200	09/01/20	675,112
100,000		Enterprise Products Operating LLC	2.850	04/15/21	103,331
400,000		Enterprise Products Operating LLC	4.050	02/15/22	431,684
1,100,000		Enterprise Products Operating LLC	3.350	03/15/23	1,129,641
800,000		Enterprise Products Operating LLC	3.900	02/15/24	847,030
300,000		Enterprise Products Operating LLC	3.700	02/15/26	314,112
500,000		Enterprise Products Operating LLC	3.950	02/15/27	530,601
480,000		Enterprise Products Operating LLC	6.125	10/15/39	568,800
300,000		Enterprise Products Operating LLC	4.850	08/15/42	319,489
100,000		Enterprise Products Operating LLC	4.450	02/15/43	100,103
1,000,000		Enterprise Products Operating LLC	4.850	03/15/44	1,056,580
500,000		Enterprise Products Operating LLC	5.100	02/15/45	550,169
300,000		Enterprise Products Operating LLC	4.900	05/15/46	323,419
200,000		Enterprise Products Operating LLC	4.950	10/15/54	202,264
700,000		EOG Resources, Inc	2.450	04/01/20	709,904
440,000		EOG Resources, Inc	4.100	02/01/21	478,364
600,000		EOG Resources, Inc	2.625	03/15/23	597,908
150,000		EOG Resources, Inc	4.150	01/15/26	165,102
200,000		EOG Resources, Inc	3.900	04/01/35	200,628
200,000		EOG Resources, Inc	5.100	01/15/36	228,345
50,000		EQT Corp	6.500	04/01/18	52,096
550,000		EQT Corp	8.125	06/01/19	605,931
500,000		Exxon Mobil Corp	1.439	03/01/18	504,423
500,000		Exxon Mobil Corp	1.305	03/06/18	503,902
750,000		Exxon Mobil Corp	1.708	03/01/19	762,185
500,000		Exxon Mobil Corp	1.819	03/15/19	509,490
500,000		Exxon Mobil Corp	1.912	03/06/20	509,429
750,000		Exxon Mobil Corp	2.222	03/01/21	773,365
500,000		Exxon Mobil Corp	2.397	03/06/22	512,861
500,000		Exxon Mobil Corp	2.726	03/01/23	522,272
500,000		Exxon Mobil Corp	3.176	03/15/24	537,519
500,000		Exxon Mobil Corp	2.709	03/06/25	522,319
550,000		Exxon Mobil Corp	3.043	03/01/26	582,339
500,000		Exxon Mobil Corp	3.567	03/06/45	517,111
850,000		Exxon Mobil Corp	4.114	03/01/46	956,671
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Gulf South Pipeline Co LP	4.000%	06/15/22	$191,622
400,000	Halliburton Co	2.000	08/01/18	402,818
400,000	Halliburton Co	6.150	09/15/19	454,433
1,350,000	Halliburton Co	3.800	11/15/25	1,403,297
500,000	Halliburton Co	4.850	11/15/35	541,717
250,000	Halliburton Co	4.500	11/15/41	244,724
600,000	Halliburton Co	4.750	08/01/43	628,429
750,000	Halliburton Co	5.000	11/15/45	817,657
200,000	Helmerich & Payne International Drilling Co	4.650	03/15/25	213,493
200,000	Hess Corp	1.300	06/15/17	198,664
425,000	Hess Corp	8.125	02/15/19	473,624
200,000	Hess Corp	3.500	07/15/24	192,856
200,000	Hess Corp	7.875	10/01/29	238,333
940,000	Hess Corp	5.600	02/15/41	948,394
200,000	HollyFrontier Corp	5.875	04/01/26	214,529
30,000	Husky Energy, Inc	7.250	12/15/19	33,751
200,000	Husky Energy, Inc	3.950	04/15/22	206,881
500,000	Husky Energy, Inc	4.000	04/15/24	508,138
130,000	Husky Energy, Inc	6.800	09/15/37	150,159
200,000	Magellan Midstream Partners LP	6.550	07/15/19	225,847
125,000	Magellan Midstream Partners LP	4.250	02/01/21	135,287
200,000	Magellan Midstream Partners LP	3.200	03/15/25	198,565
100,000	Magellan Midstream Partners LP	5.000	03/01/26	113,178
500,000	Magellan Midstream Partners LP	4.200	12/01/42	477,357
400,000	Marathon Oil Corp	6.000	10/01/17	414,420
650,000	Marathon Oil Corp	2.800	11/01/22	589,582
300,000	Marathon Oil Corp	3.850	06/01/25	275,748
255,000	Marathon Oil Corp	6.600	10/01/37	257,911
200,000	Marathon Oil Corp	5.200	06/01/45	174,212
200,000	Marathon Petroleum Corp	2.700	12/14/18	204,491
250,000	Marathon Petroleum Corp	3.400	12/15/20	258,464
250,000	Marathon Petroleum Corp	5.125	03/01/21	276,481
100,000	Marathon Petroleum Corp	3.625	09/15/24	98,243
350,000	Marathon Petroleum Corp	6.500	03/01/41	372,831
250,000	Marathon Petroleum Corp	4.750	09/15/44	213,382
250,000	Marathon Petroleum Corp	5.850	12/15/45	243,026
200,000	Marathon Petroleum Corp	5.000	09/15/54	167,642
125,000	Nabors Industries, Inc	6.150	02/15/18	128,586
350,000	Nabors Industries, Inc	4.625	09/15/21	320,204
100,000	Nabors Industries, Inc	5.100	09/15/23	89,100
100,000	National Oilwell Varco, Inc	1.350	12/01/17	99,276
300,000	National Oilwell Varco, Inc	2.600	12/01/22	278,871
300,000	National Oilwell Varco, Inc	3.950	12/01/42	238,370
935,000	Nexen, Inc	6.400	05/15/37	1,158,075
150,000	Noble Energy, Inc	8.250	03/01/19	171,797
750,000	Noble Energy, Inc	3.900	11/15/24	762,269
700,000	Noble Energy, Inc	6.000	03/01/41	753,243
300,000	Noble Energy, Inc	5.250	11/15/43	309,472
250,000	Occidental Petroleum Corp	1.500	02/15/18	250,911
250,000	Occidental Petroleum Corp	3.125	02/15/22	262,044
200,000	Occidental Petroleum Corp	2.600	04/15/22	204,964
550,000	Occidental Petroleum Corp	2.700	02/15/23	559,401
62

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$750,000		Occidental Petroleum Corp	3.500%	06/15/25	$792,921
100,000		Occidental Petroleum Corp	3.400	04/15/26	105,524
300,000		Occidental Petroleum Corp	4.625	06/15/45	334,777
240,000		Occidental Petroleum Corp	4.400	04/15/46	265,391
200,000		Oceaneering International, Inc	4.650	11/15/24	193,464
300,000		ONE Gas, Inc	2.070	02/01/19	304,493
100,000		ONE Gas, Inc	3.610	02/01/24	108,066
100,000		ONE Gas, Inc	4.658	02/01/44	112,927
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	433,971
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	820,843
75,000		Petro-Canada	6.800	05/15/38	98,701
400,000		Petroleos Mexicanos	3.500	07/18/18	402,600
200,000		Petroleos Mexicanos	3.125	01/23/19	200,700
350,000	g	Petroleos Mexicanos	5.500	02/04/19	368,375
980,000		Petroleos Mexicanos	8.000	05/03/19	1,091,779
775,000		Petroleos Mexicanos	6.000	03/05/20	833,900
500,000		Petroleos Mexicanos	3.500	07/23/20	499,555
800,000		Petroleos Mexicanos	5.500	01/21/21	847,912
300,000	g	Petroleos Mexicanos	6.375	02/04/21	326,190
240,000		Petroleos Mexicanos	4.875	01/24/22	245,340
195,000		Petroleos Mexicanos	1.700	12/20/22	196,339
195,000		Petroleos Mexicanos	2.000	12/20/22	198,302
400,000		Petroleos Mexicanos	3.500	01/30/23	378,888
1,500,000		Petroleos Mexicanos	4.875	01/18/24	1,521,375
950,000		Petroleos Mexicanos	4.500	01/23/26	914,280
500,000	g	Petroleos Mexicanos	6.875	08/04/26	559,000
2,040,000		Petroleos Mexicanos	6.500	06/02/41	2,065,500
2,690,000		Petroleos Mexicanos	5.500	06/27/44	2,430,550
575,000		Petroleos Mexicanos	6.375	01/23/45	577,875
1,000,000		Petroleos Mexicanos	5.625	01/23/46	911,500
900,000		Phillips 66	2.950	05/01/17	913,181
650,000		Phillips 66	4.300	04/01/22	710,013
200,000		Phillips 66	4.650	11/15/34	213,311
400,000		Phillips 66	5.875	05/01/42	480,616
400,000		Phillips 66	4.875	11/15/44	437,165
125,000		Pioneer Natural Resources Co	3.450	01/15/21	129,085
375,000		Pioneer Natural Resources Co	3.950	07/15/22	392,399
200,000		Pioneer Natural Resources Co	4.450	01/15/26	218,005
200,000		Plains All American Pipeline LP	2.600	12/15/19	194,844
700,000		Plains All American Pipeline LP	5.000	02/01/21	738,823
200,000		Plains All American Pipeline LP	2.850	01/31/23	184,158
400,000		Plains All American Pipeline LP	3.850	10/15/23	387,782
200,000		Plains All American Pipeline LP	3.600	11/01/24	187,904
300,000		Plains All American Pipeline LP	4.650	10/15/25	303,035
100,000		Plains All American Pipeline LP	6.650	01/15/37	103,939
250,000		Plains All American Pipeline LP	5.150	06/01/42	222,277
300,000		Plains All American Pipeline LP	4.700	06/15/44	256,396
300,000		Plains All American Pipeline LP	4.900	02/15/45	268,346
750,000		Schlumberger Investment S.A.	3.650	12/01/23	805,426
500,000		SESI LLC	7.125	12/15/21	481,250
200,000		Shell International Finance BV	1.125	08/21/17	200,607
300,000		Shell International Finance BV	1.250	11/10/17	300,826
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Shell International Finance BV	1.625%	11/10/18	$303,043
500,000	Shell International Finance BV	2.000	11/15/18	508,503
500,000	Shell International Finance BV	1.375	05/10/19	501,476
805,000	Shell International Finance BV	4.300	09/22/19	876,775
1,130,000	Shell International Finance BV	4.375	03/25/20	1,242,045
500,000	Shell International Finance BV	2.125	05/11/20	510,359
300,000	Shell International Finance BV	2.250	11/10/20	307,946
500,000	Shell International Finance BV	1.875	05/10/21	503,142
200,000	Shell International Finance BV	2.375	08/21/22	204,779
500,000	Shell International Finance BV	2.250	01/06/23	502,445
500,000	Shell International Finance BV	3.400	08/12/23	531,599
1,300,000	Shell International Finance BV	3.250	05/11/25	1,364,480
1,500,000	Shell International Finance BV	2.875	05/10/26	1,524,800
500,000	Shell International Finance BV	4.125	05/11/35	539,499
421,000	Shell International Finance BV	6.375	12/15/38	572,238
200,000	Shell International Finance BV	3.625	08/21/42	192,606
1,000,000	Shell International Finance BV	4.550	08/12/43	1,112,739
1,000,000	Shell International Finance BV	4.375	05/11/45	1,084,198
425,000	Shell International Finance BV	4.000	05/10/46	433,785
350,000	Statoil ASA	3.125	08/17/17	358,362
500,000	Statoil ASA	1.250	11/09/17	501,247
375,000	Statoil ASA	1.200	01/17/18	375,599
300,000	Statoil ASA	1.150	05/15/18	300,269
300,000	Statoil ASA	1.950	11/08/18	304,077
450,000	Statoil ASA	5.250	04/15/19	495,542
500,000	Statoil ASA	2.250	11/08/19	512,793
300,000	Statoil ASA	2.900	11/08/20	312,479
500,000	Statoil ASA	2.750	11/10/21	522,848
250,000	Statoil ASA	3.150	01/23/22	262,505
375,000	Statoil ASA	2.450	01/17/23	379,801
300,000	Statoil ASA	2.650	01/15/24	302,914
300,000	Statoil ASA	3.700	03/01/24	324,186
500,000	Statoil ASA	3.250	11/10/24	528,271
200,000	Statoil ASA	5.100	08/17/40	239,699
400,000	Statoil ASA	4.250	11/23/41	421,331
300,000	Statoil ASA	3.950	05/15/43	311,617
1,300,000	Statoil ASA	4.800	11/08/43	1,516,147
550,000	Suncor Energy, Inc	6.100	06/01/18	594,745
750,000	Suncor Energy, Inc	3.600	12/01/24	791,044
1,400,000	Suncor Energy, Inc	6.500	06/15/38	1,809,184
200,000	Sunoco Logistics Partners Operations LP	4.400	04/01/21	210,781
300,000	Sunoco Logistics Partners Operations LP	3.450	01/15/23	295,943
300,000	Sunoco Logistics Partners Operations LP	4.250	04/01/24	303,162
200,000	Sunoco Logistics Partners Operations LP	5.950	12/01/25	224,674
100,000	Sunoco Logistics Partners Operations LP	6.100	02/15/42	103,935
300,000	Sunoco Logistics Partners Operations LP	5.300	04/01/44	295,348
200,000	Sunoco Logistics Partners Operations LP	5.350	05/15/45	198,310
200,000	Total Capital Canada Ltd	1.450	01/15/18	201,467
300,000	Total Capital Canada Ltd	2.750	07/15/23	308,459
300,000	Total Capital International S.A.	2.125	01/10/19	306,298
500,000	Total Capital International S.A.	2.100	06/19/19	511,101
300,000	Total Capital International S.A.	2.750	06/19/21	311,891
64

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Total Capital International S.A.	2.875%	02/17/22	$1,045,244
400,000		Total Capital International S.A.	2.700	01/25/23	411,558
300,000		Total Capital International S.A.	3.700	01/15/24	328,143
300,000		Total Capital International S.A.	3.750	04/10/24	330,347
500,000		TransCanada PipeLines Ltd	1.625	11/09/17	501,206
300,000		TransCanada PipeLines Ltd	1.875	01/12/18	301,439
500,000		TransCanada PipeLines Ltd	3.125	01/15/19	516,392
600,000		TransCanada PipeLines Ltd	3.800	10/01/20	637,752
1,050,000		TransCanada PipeLines Ltd	2.500	08/01/22	1,043,148
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	214,200
500,000		TransCanada PipeLines Ltd	4.875	01/15/26	571,274
500,000		TransCanada PipeLines Ltd	4.625	03/01/34	525,977
340,000		TransCanada PipeLines Ltd	5.850	03/15/36	391,149
469,000		TransCanada PipeLines Ltd	7.625	01/15/39	660,228
200,000		TransCanada PipeLines Ltd	6.100	06/01/40	243,083
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	224,170
300,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	212,250
165,000		Vale Overseas Ltd	6.250	01/23/17	168,779
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,014,956
400,000		Vale Overseas Ltd	5.875	06/10/21	400,500
1,542,000		Vale Overseas Ltd	4.375	01/11/22	1,445,162
150,000		Vale Overseas Ltd	8.250	01/17/34	156,854
1,164,000		Vale Overseas Ltd	6.875	11/21/36	1,070,880
680,000		Valero Energy Corp	6.125	02/01/20	767,517
400,000		Valero Energy Corp	3.650	03/15/25	400,746
330,000		Valero Energy Corp	7.500	04/15/32	393,028
500,000		Valero Energy Corp	6.625	06/15/37	546,956
300,000		Valero Energy Corp	4.900	03/15/45	278,047
300,000		XTO Energy, Inc	6.250	08/01/17	317,044
		TOTAL ENERGY			157,336,735

FOOD & STAPLES RETAILING - 0.4%
1,000,000		CVS Health Corp	1.900	07/20/18	1,014,970
750,000		CVS Health Corp	2.250	08/12/19	770,233
1,000,000		CVS Health Corp	2.800	07/20/20	1,040,877
500,000		CVS Health Corp	4.125	05/15/21	548,795
650,000		CVS Health Corp	2.125	06/01/21	657,680
500,000		CVS Health Corp	3.500	07/20/22	538,414
500,000		CVS Health Corp	2.750	12/01/22	515,927
250,000		CVS Health Corp	4.000	12/05/23	276,574
900,000		CVS Health Corp	3.375	08/12/24	956,956
819,000		CVS Health Corp	3.875	07/20/25	901,311
600,000		CVS Health Corp	2.875	06/01/26	613,244
400,000		CVS Health Corp	5.300	12/05/43	499,667
1,500,000		CVS Health Corp	5.125	07/20/45	1,859,556
235,000		Delhaize Group S.A.	5.700	10/01/40	274,784
700,000		Kroger Co	6.400	08/15/17	740,500
55,000		Kroger Co	6.800	12/15/18	61,891
100,000		Kroger Co	2.000	01/15/19	101,628
445,000		Kroger Co	6.150	01/15/20	512,293
200,000		Kroger Co	2.950	11/01/21	210,158
200,000		Kroger Co	3.400	04/15/22	213,968
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Kroger Co	3.850%	08/01/23	$219,571
300,000		Kroger Co	4.000	02/01/24	332,819
100,000		Kroger Co	3.500	02/01/26	107,812
100,000		Kroger Co	6.900	04/15/38	139,320
250,000		Kroger Co	5.000	04/15/42	288,586
300,000		Kroger Co	5.150	08/01/43	358,265
200,000		Starbucks Corp	2.000	12/05/18	204,439
200,000		Starbucks Corp	2.100	02/04/21	205,586
200,000		Starbucks Corp	2.700	06/15/22	211,177
350,000		Starbucks Corp	3.850	10/01/23	393,187
175,000		Starbucks Corp	2.450	06/15/26	177,525
200,000		Starbucks Corp	4.300	06/15/45	237,742
200,000		SYSCO Corp	5.250	02/12/18	212,360
300,000		SYSCO Corp	1.900	04/01/19	303,608
500,000		SYSCO Corp	2.600	10/01/20	516,329
125,000		SYSCO Corp	2.500	07/15/21	127,748
250,000		SYSCO Corp	2.600	06/12/22	254,541
225,000		SYSCO Corp	3.300	07/15/26	233,555
100,000		SYSCO Corp	5.375	09/21/35	118,384
300,000		SYSCO Corp	4.850	10/01/45	334,822
500,000		SYSCO Corp	4.500	04/01/46	532,708
25,000		Walgreen Co	5.250	01/15/19	27,094
200,000		Walgreen Co	3.100	09/15/22	206,047
200,000		Walgreen Co	4.400	09/15/42	202,857
150,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	151,072
300,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	302,312
1,125,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	1,162,482
400,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	406,594
500,000		Walgreens Boots Alliance, Inc	3.300	11/18/21	524,381
500,000		Walgreens Boots Alliance, Inc	3.100	06/01/23	508,331
400,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	423,982
1,000,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,028,101
400,000		Walgreens Boots Alliance, Inc	4.500	11/18/34	420,040
400,000		Walgreens Boots Alliance, Inc	4.800	11/18/44	429,402
125,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	133,409
200,000	g	Whole Foods Market, Inc	5.200	12/03/25	215,737
		TOTAL FOOD & STAPLES RETAILING			23,961,351

FOOD, BEVERAGE & TOBACCO - 1.4%
228,000		Altria Group, Inc	9.250	08/06/19	281,085
300,000		Altria Group, Inc	2.625	01/14/20	311,888
1,800,000		Altria Group, Inc	4.750	05/05/21	2,053,348
800,000		Altria Group, Inc	2.850	08/09/22	838,029
200,000		Altria Group, Inc	2.950	05/02/23	209,645
300,000		Altria Group, Inc	4.000	01/31/24	335,763
50,000		Altria Group, Inc	10.200	02/06/39	92,707
800,000		Altria Group, Inc	4.250	08/09/42	874,058
300,000		Altria Group, Inc	4.500	05/02/43	338,861
600,000		Altria Group, Inc	5.375	01/31/44	769,783
300,000		Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	300,291
2,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	2,033,912
500,000		Anheuser-Busch InBev Finance, Inc	2.150	02/01/19	510,676
66

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,000,000	Anheuser-Busch InBev Finance, Inc	2.650%	02/01/21	$2,072,518
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	505,917
2,000,000	Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	2,104,152
500,000	Anheuser-Busch InBev Finance, Inc	3.700	02/01/24	538,777
6,100,000	Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	6,528,903
2,000,000	Anheuser-Busch InBev Finance, Inc	4.700	02/01/36	2,250,126
1,000,000	Anheuser-Busch InBev Finance, Inc	4.625	02/01/44	1,123,142
3,025,000	Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	3,543,388
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,555,354
2,750,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	2,792,749
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	651,621
500,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	499,356
719,000	Archer-Daniels-Midland Co	5.450	03/15/18	768,648
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	788,037
200,000	Beam, Inc	1.750	06/15/18	201,388
200,000	Beam, Inc	3.250	05/15/22	206,026
200,000	Beam, Inc	3.250	06/15/23	205,113
450,000	Bottling Group LLC	5.125	01/15/19	493,847
200,000	Brown-Forman Corp	1.000	01/15/18	200,094
200,000	Brown-Forman Corp	2.250	01/15/23	202,596
200,000	Brown-Forman Corp	4.500	07/15/45	228,730
100,000	Bunge Ltd	3.200	06/15/17	101,400
100,000	Bunge Ltd	8.500	06/15/19	116,927
500,000	Bunge Ltd	3.500	11/24/20	524,160
325,000	Campbell Soup Co	3.050	07/15/17	331,715
100,000	Campbell Soup Co	4.250	04/15/21	109,745
150,000	Campbell Soup Co	2.500	08/02/22	152,353
150,000	Campbell Soup Co	3.800	08/02/42	149,896
300,000	Coca-Cola Bottling Co Consolidated	3.800	11/25/25	321,209
500,000	Coca-Cola Co	1.650	03/14/18	506,722
400,000	Coca-Cola Co	1.150	04/01/18	402,777
300,000	Coca-Cola Co	1.650	11/01/18	304,516
500,000	Coca-Cola Co	1.375	05/30/19	505,381
500,000	Coca-Cola Co	1.875	10/27/20	511,071
300,000	Coca-Cola Co	2.450	11/01/20	312,961
410,000	Coca-Cola Co	3.150	11/15/20	440,933
300,000	Coca-Cola Co	2.500	04/01/23	312,248
1,000,000	Coca-Cola Co	3.200	11/01/23	1,077,523
500,000	Coca-Cola Co	2.875	10/27/25	529,856
300,000	Coca-Cola Co	2.550	06/01/26	308,979
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	106,090
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	105,061
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	203,847
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	109,032
500,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	535,664
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	237,538
1,100,000	ConAgra Foods, Inc	1.900	01/25/18	1,108,694
52,000	ConAgra Foods, Inc	7.000	04/15/19	58,774
200,000	ConAgra Foods, Inc	3.250	09/15/22	206,959
72,000	ConAgra Foods, Inc	3.200	01/25/23	74,427
100,000	ConAgra Foods, Inc	7.000	10/01/28	125,014
100,000	Corn Products International, Inc	4.625	11/01/20	109,717
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Diageo Capital plc	1.500%	05/11/17	$502,110
325,000		Diageo Capital plc	5.750	10/23/17	344,389
500,000		Diageo Capital plc	1.125	04/29/18	500,483
200,000		Diageo Capital plc	5.875	09/30/36	258,124
400,000		Diageo Capital plc	3.875	04/29/43	419,812
350,000		Dr Pepper Snapple Group, Inc	2.600	01/15/19	358,681
150,000		Dr Pepper Snapple Group, Inc	2.000	01/15/20	150,603
150,000		Dr Pepper Snapple Group, Inc	2.700	11/15/22	151,898
200,000		Dr Pepper Snapple Group, Inc	3.400	11/15/25	212,642
200,000		Dr Pepper Snapple Group, Inc	4.500	11/15/45	220,673
150,000		Flowers Foods, Inc	4.375	04/01/22	163,215
200,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	199,873
300,000		Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	311,781
500,000		General Mills, Inc	1.400	10/20/17	502,759
210,000		General Mills, Inc	5.650	02/15/19	233,415
175,000		General Mills, Inc	2.200	10/21/19	179,197
200,000		General Mills, Inc	3.150	12/15/21	213,178
500,000		General Mills, Inc	3.650	02/15/24	549,434
150,000		General Mills, Inc	5.400	06/15/40	186,032
100,000		General Mills, Inc	4.150	02/15/43	107,435
100,000		Hershey Co	1.500	11/01/16	100,267
150,000		Hershey Co	4.125	12/01/20	168,198
200,000		Hershey Co	3.200	08/21/25	214,622
800,000	g	HJ Heinz Co	1.600	06/30/17	802,600
275,000	g	HJ Heinz Co	2.000	07/02/18	278,757
300,000	g	HJ Heinz Co	2.800	07/02/20	311,560
200,000	g	HJ Heinz Co	3.500	07/15/22	212,438
900,000	g	HJ Heinz Co	3.950	07/15/25	979,015
200,000	g	HJ Heinz Co	5.000	07/15/35	229,507
1,000,000	g	HJ Heinz Co	5.200	07/15/45	1,184,964
250,000		Ingredion, Inc	1.800	09/25/17	251,293
125,000		JM Smucker Co	1.750	03/15/18	125,985
175,000		JM Smucker Co	2.500	03/15/20	180,504
100,000		JM Smucker Co	3.500	10/15/21	107,544
300,000		JM Smucker Co	3.000	03/15/22	315,052
100,000		JM Smucker Co	3.500	03/15/25	108,038
300,000		JM Smucker Co	4.250	03/15/35	325,878
300,000		JM Smucker Co	4.375	03/15/45	326,315
100,000		Kellogg Co	1.875	11/17/16	100,393
200,000		Kellogg Co	1.750	05/17/17	201,409
1,279,000		Kellogg Co	4.000	12/15/20	1,401,981
125,000		Kellogg Co	3.250	04/01/26	128,559
150,000		Kellogg Co	4.500	04/01/46	160,754
600,000		Kraft Foods Group, Inc	2.250	06/05/17	605,545
1,525,000		Kraft Foods Group, Inc	3.500	06/06/22	1,622,074
300,000		Kraft Foods Group, Inc	6.500	02/09/40	396,412
700,000		Kraft Foods Group, Inc	5.000	06/04/42	804,235
1,000,000	g	Kraft Heinz Foods Co	3.000	06/01/26	1,010,703
1,000,000	g	Kraft Heinz Foods Co	4.375	06/01/46	1,058,283
200,000		McCormick & Co, Inc	3.500	09/01/23	215,570
200,000		McCormick & Co, Inc	3.250	11/15/25	214,259
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	424,405
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Mead Johnson Nutrition Co	3.000%	11/15/20	$104,478
225,000		Mead Johnson Nutrition Co	4.125	11/15/25	245,539
100,000		Mead Johnson Nutrition Co	4.600	06/01/44	106,914
350,000	h	Molson Coors Brewing Co	1.450	07/15/19	350,599
500,000	h	Molson Coors Brewing Co	2.100	07/15/21	501,577
150,000		Molson Coors Brewing Co	3.500	05/01/22	159,176
750,000	h	Molson Coors Brewing Co	3.000	07/15/26	749,670
300,000		Molson Coors Brewing Co	5.000	05/01/42	335,541
750,000	h	Molson Coors Brewing Co	4.200	07/15/46	753,750
1,500,000		Mondelez International, Inc	2.250	02/01/19	1,532,708
1,400,000		Mondelez International, Inc	4.000	02/01/24	1,531,754
250,000		PepsiCo, Inc	1.125	07/17/17	250,672
250,000		PepsiCo, Inc	1.250	08/13/17	251,152
125,000		PepsiCo, Inc	1.000	10/13/17	125,154
840,000		PepsiCo, Inc	7.900	11/01/18	971,547
400,000		PepsiCo, Inc	2.250	01/07/19	410,990
100,000		PepsiCo, Inc	1.500	02/22/19	101,405
100,000		PepsiCo, Inc	4.500	01/15/20	110,950
500,000		PepsiCo, Inc	1.850	04/30/20	507,338
300,000		PepsiCo, Inc	2.150	10/14/20	308,417
400,000		PepsiCo, Inc	3.125	11/01/20	427,752
200,000		PepsiCo, Inc	3.000	08/25/21	212,800
400,000		PepsiCo, Inc	2.750	03/05/22	419,116
300,000		PepsiCo, Inc	3.100	07/17/22	319,429
500,000		PepsiCo, Inc	2.750	03/01/23	523,416
1,000,000		PepsiCo, Inc	3.600	03/01/24	1,099,273
300,000		PepsiCo, Inc	2.750	04/30/25	310,157
425,000		PepsiCo, Inc	3.500	07/17/25	464,794
100,000		PepsiCo, Inc	2.850	02/24/26	104,635
310,000		PepsiCo, Inc	4.875	11/01/40	369,675
400,000		PepsiCo, Inc	4.000	03/05/42	429,961
200,000		PepsiCo, Inc	3.600	08/13/42	204,234
450,000		PepsiCo, Inc	4.600	07/17/45	533,101
800,000		PepsiCo, Inc	4.450	04/14/46	934,275
500,000		Philip Morris International, Inc	1.125	08/21/17	501,101
1,300,000		Philip Morris International, Inc	5.650	05/16/18	1,412,224
300,000		Philip Morris International, Inc	1.875	01/15/19	306,004
300,000		Philip Morris International, Inc	1.375	02/25/19	302,333
200,000		Philip Morris International, Inc	2.900	11/15/21	211,293
200,000		Philip Morris International, Inc	2.500	08/22/22	205,533
500,000		Philip Morris International, Inc	2.625	03/06/23	518,003
300,000		Philip Morris International, Inc	2.125	05/10/23	301,161
300,000		Philip Morris International, Inc	3.600	11/15/23	329,159
500,000		Philip Morris International, Inc	3.250	11/10/24	535,832
300,000		Philip Morris International, Inc	3.375	08/11/25	324,592
200,000		Philip Morris International, Inc	2.750	02/25/26	206,361
240,000		Philip Morris International, Inc	6.375	05/16/38	332,138
150,000		Philip Morris International, Inc	4.375	11/15/41	165,145
200,000		Philip Morris International, Inc	4.500	03/20/42	224,728
150,000		Philip Morris International, Inc	3.875	08/21/42	153,797
300,000		Philip Morris International, Inc	4.125	03/04/43	322,008
200,000		Philip Morris International, Inc	4.875	11/15/43	238,256
69

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$800,000	Philip Morris International, Inc	4.250%	11/10/44	$879,329
1,050,000	Reynolds American, Inc	2.300	06/12/18	1,066,991
270,000	Reynolds American, Inc	6.875	05/01/20	318,602
175,000	Reynolds American, Inc	3.250	06/12/20	185,006
750,000	Reynolds American, Inc	4.000	06/12/22	815,195
200,000	Reynolds American, Inc	4.850	09/15/23	228,436
750,000	Reynolds American, Inc	5.700	08/15/35	913,280
65,000	Reynolds American, Inc	7.250	06/15/37	88,393
200,000	Reynolds American, Inc	6.150	09/15/43	261,404
750,000	Reynolds American, Inc	5.850	08/15/45	958,934
133,000	Sara Lee Corp	4.100	09/15/20	137,981
400,000	Tyson Foods, Inc	4.500	06/15/22	445,689
500,000	Tyson Foods, Inc	3.950	08/15/24	540,613
500,000	Tyson Foods, Inc	5.150	08/15/44	576,944
	TOTAL FOOD, BEVERAGE & TOBACCO			96,512,984

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
200,000	Allergan, Inc	1.350	03/15/18	198,733
250,000	Allergan, Inc	3.375	09/15/20	260,738
200,000	Allergan, Inc	2.800	03/15/23	198,934
200,000	Allina Health System	4.805	11/15/45	241,043
450,000	AmerisourceBergen Corp	1.150	05/15/17	449,887
100,000	AmerisourceBergen Corp	3.500	11/15/21	107,251
400,000	AmerisourceBergen Corp	3.400	05/15/24	422,708
200,000	AmerisourceBergen Corp	3.250	03/01/25	209,888
400,000	Ascension Health	3.945	11/15/46	431,732
200,000	Ascension Health, Inc	4.847	11/15/53	251,414
290,000	Baylor Scott & White Holdings	4.185	11/15/45	323,590
200,000	Baylor Scott & White Holdings	3.967	11/15/46	214,435
100,000	Becton Dickinson & Co	1.450	05/15/17	100,261
750,000	Becton Dickinson & Co	1.800	12/15/17	756,172
25,000	Becton Dickinson & Co	5.000	05/15/19	27,282
100,000	Becton Dickinson & Co	6.375	08/01/19	113,897
475,000	Becton Dickinson & Co	2.675	12/15/19	488,553
150,000	Becton Dickinson & Co	3.250	11/12/20	157,685
850,000	Becton Dickinson & Co	3.125	11/08/21	891,953
200,000	Becton Dickinson & Co	3.300	03/01/23	210,218
325,000	Becton Dickinson & Co	3.734	12/15/24	350,229
300,000	Becton Dickinson & Co	4.875	05/15/44	345,982
500,000	Becton Dickinson & Co	4.685	12/15/44	565,940
100,000	Bio-Rad Laboratories, Inc	4.875	12/15/20	110,653
650,000	Boston Scientific Corp	6.000	01/15/20	740,004
300,000	Boston Scientific Corp	2.850	05/15/20	310,810
300,000	Boston Scientific Corp	3.375	05/15/22	311,209
150,000	Boston Scientific Corp	4.125	10/01/23	162,609
400,000	Boston Scientific Corp	3.850	05/15/25	423,304
200,000	Cardinal Health, Inc	1.700	03/15/18	201,301
200,000	Cardinal Health, Inc	1.950	06/15/18	202,318
200,000	Cardinal Health, Inc	2.400	11/15/19	204,969
100,000	Cardinal Health, Inc	4.625	12/15/20	112,195
100,000	Cardinal Health, Inc	3.200	06/15/22	105,684
200,000	Cardinal Health, Inc	3.200	03/15/23	208,674
70

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Cardinal Health, Inc	3.500%	11/15/24	$106,689
200,000	Cardinal Health, Inc	3.750	09/15/25	217,693
100,000	Cardinal Health, Inc	4.600	03/15/43	106,628
200,000	Cardinal Health, Inc	4.500	11/15/44	210,012
200,000	Cardinal Health, Inc	4.900	09/15/45	223,059
100,000	Coventry Health Care, Inc	5.450	06/15/21	114,130
450,000	Covidien International Finance S.A.	6.000	10/15/17	478,419
650,000	Covidien International Finance S.A.	3.200	06/15/22	693,657
225,000	CR Bard, Inc	1.375	01/15/18	225,888
100,000	CR Bard, Inc	4.400	01/15/21	110,353
200,000	CR Bard, Inc	3.000	05/15/26	205,098
250,000	Dignity Health	3.812	11/01/24	267,022
200,000	Dignity Health	5.267	11/01/64	238,523
100,000	Edwards Lifesciences Corp	2.875	10/15/18	102,433
200,000	Express Scripts Holding Co	1.250	06/02/17	199,862
700,000	Express Scripts Holding Co	2.250	06/15/19	711,894
150,000	Express Scripts Holding Co	3.300	02/25/21	157,308
250,000	Express Scripts Holding Co	4.750	11/15/21	280,447
525,000	Express Scripts Holding Co	3.900	02/15/22	562,698
500,000	Express Scripts Holding Co	3.000	07/15/23	500,717
300,000	Express Scripts Holding Co	3.500	06/15/24	309,839
150,000	Express Scripts Holding Co	4.500	02/25/26	164,878
500,000	Express Scripts Holding Co	3.400	03/01/27	500,549
450,000	Express Scripts Holding Co	6.125	11/15/41	536,764
750,000	Express Scripts Holding Co	4.800	07/15/46	749,506
100,000	Kaiser Foundation Hospitals	3.500	04/01/22	107,569
100,000	Kaiser Foundation Hospitals	4.875	04/01/42	119,631
200,000	Keysight Technologies, Inc	3.300	10/30/19	203,099
200,000	Keysight Technologies, Inc	4.550	10/30/24	203,881
100,000	Laboratory Corp of America Holdings	2.200	08/23/17	100,709
250,000	Laboratory Corp of America Holdings	2.500	11/01/18	253,957
150,000	Laboratory Corp of America Holdings	2.625	02/01/20	153,221
300,000	Laboratory Corp of America Holdings	3.200	02/01/22	310,352
200,000	Laboratory Corp of America Holdings	3.750	08/23/22	210,614
200,000	Laboratory Corp of America Holdings	4.000	11/01/23	214,247
100,000	Laboratory Corp of America Holdings	3.600	02/01/25	103,842
300,000	Laboratory Corp of America Holdings	4.700	02/01/45	320,422
200,000	Mayo Clinic	4.128	11/15/52	225,226
200,000	Mayo Clinic Rochester	4.000	11/15/47	217,452
25,000	McKesson Corp	5.700	03/01/17	25,766
180,000	McKesson Corp	4.750	03/01/21	198,627
600,000	McKesson Corp	2.700	12/15/22	607,435
200,000	McKesson Corp	2.850	03/15/23	204,032
500,000	McKesson Corp	3.796	03/15/24	541,571
100,000	McKesson Corp	6.000	03/01/41	126,450
375,000	McKesson Corp	4.883	03/15/44	427,937
250,000	Medco Health Solutions, Inc	7.125	03/15/18	272,941
625,000	Medtronic, Inc	1.500	03/15/18	630,550
250,000	Medtronic, Inc	1.375	04/01/18	251,582
875,000	Medtronic, Inc	2.500	03/15/20	907,551
1,000,000	Medtronic, Inc	3.150	03/15/22	1,067,303
1,000,000	Medtronic, Inc	3.625	03/15/24	1,101,085
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,225,000	Medtronic, Inc	3.500%	03/15/25	$2,426,692
936,000	Medtronic, Inc	4.375	03/15/35	1,055,485
200,000	Medtronic, Inc	4.500	03/15/42	226,296
1,000,000	Medtronic, Inc	4.625	03/15/44	1,168,755
850,000	Medtronic, Inc	4.625	03/15/45	1,000,228
300,000	New York and Presbyterian Hospital	4.024	08/01/45	327,103
150,000	New York and Presbyterian Hospital	4.063	08/01/56	160,340
350,000	NYU Hospitals Center	5.750	07/01/43	459,716
100,000	Owens & Minor, Inc	3.875	09/15/21	103,506
150,000	PerkinElmer, Inc	5.000	11/15/21	166,321
300,000	Quest Diagnostics, Inc	2.700	04/01/19	307,681
200,000	Quest Diagnostics, Inc	2.500	03/30/20	201,645
400,000	Quest Diagnostics, Inc	4.700	04/01/21	440,178
125,000	Quest Diagnostics, Inc	3.500	03/30/25	129,133
300,000	Quest Diagnostics, Inc	4.700	03/30/45	314,222
200,000	Southern Baptist Hospital of Florida, Inc	4.857	07/15/45	244,274
300,000	St. Jude Medical, Inc	2.800	09/15/20	309,294
200,000	St. Jude Medical, Inc	3.250	04/15/23	206,162
300,000	St. Jude Medical, Inc	3.875	09/15/25	319,706
200,000	St. Jude Medical, Inc	4.750	04/15/43	213,166
150,000	Stryker Corp	2.000	09/30/16	150,444
200,000	Stryker Corp	1.300	04/01/18	200,048
125,000	Stryker Corp	2.000	03/08/19	127,068
90,000	Stryker Corp	4.375	01/15/20	98,065
100,000	Stryker Corp	2.625	03/15/21	103,370
200,000	Stryker Corp	3.375	05/15/24	211,396
200,000	Stryker Corp	3.375	11/01/25	209,987
600,000	Stryker Corp	3.500	03/15/26	636,854
200,000	Stryker Corp	4.100	04/01/43	203,870
200,000	Stryker Corp	4.375	05/15/44	213,767
250,000	Stryker Corp	4.625	03/15/46	281,085
100,000	Texas Health Resources	4.330	11/15/55	112,596
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	352,306
200,000	Thermo Fisher Scientific, Inc	2.150	12/14/18	202,272
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	101,739
650,000	Thermo Fisher Scientific, Inc	3.300	02/15/22	676,653
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	255,540
300,000	Thermo Fisher Scientific, Inc	3.000	04/15/23	305,500
600,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	655,102
150,000	Thermo Fisher Scientific, Inc	3.650	12/15/25	157,566
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	232,656
200,000	Trinity Health Corp	4.125	12/01/45	222,349
750,000	Zimmer Holdings, Inc	1.450	04/01/17	750,484
750,000	Zimmer Holdings, Inc	3.150	04/01/22	768,963
625,000	Zimmer Holdings, Inc	3.550	04/01/25	644,488
550,000	Zimmer Holdings, Inc	4.250	08/15/35	551,656
106,000	Zimmer Holdings, Inc	5.750	11/30/39	125,689
300,000	Zimmer Holdings, Inc	4.450	08/15/45	305,509
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			46,130,298

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
100,000	Clorox Co	3.800	11/15/21	108,671
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Clorox Co	3.050%	09/15/22	$104,513
200,000	Clorox Co	3.500	12/15/24	214,242
100,000	Colgate-Palmolive Co	0.900	05/01/18	100,296
300,000	Colgate-Palmolive Co	1.750	03/15/19	306,947
200,000	Colgate-Palmolive Co	2.300	05/03/22	207,335
200,000	Colgate-Palmolive Co	1.950	02/01/23	202,823
300,000	Colgate-Palmolive Co	3.250	03/15/24	333,111
60,000	Colgate-Palmolive Co	6.450	06/16/28	83,253
300,000	Colgate-Palmolive Co	4.000	08/15/45	345,144
100,000	Ecolab, Inc	3.000	12/08/16	100,858
250,000	Ecolab, Inc	1.450	12/08/17	250,441
200,000	Ecolab, Inc	2.000	01/14/19	202,609
375,000	Ecolab, Inc	2.250	01/12/20	381,770
350,000	Ecolab, Inc	4.350	12/08/21	396,268
200,000	Ecolab, Inc	3.250	01/14/23	210,013
100,000	Ecolab, Inc	5.500	12/08/41	125,277
200,000	Estee Lauder Cos, Inc	2.350	08/15/22	206,020
100,000	Estee Lauder Cos, Inc	6.000	05/15/37	131,264
300,000	Estee Lauder Cos, Inc	4.375	06/15/45	342,419
1,000,000	Procter & Gamble Co	4.700	02/15/19	1,096,093
300,000	Procter & Gamble Co	1.900	11/01/19	308,440
500,000	Procter & Gamble Co	1.850	02/02/21	512,597
800,000	Procter & Gamble Co	2.300	02/06/22	832,098
600,000	Procter & Gamble Co	3.100	08/15/23	650,627
750,000	Procter & Gamble Co	2.700	02/02/26	794,063
225,000	Procter & Gamble Co	5.550	03/05/37	311,966
	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			8,859,158

INSURANCE - 1.3%
25,000	ACE INA Holdings, Inc	5.800	03/15/18	26,868
500,000	ACE INA Holdings, Inc	5.900	06/15/19	563,126
500,000	ACE INA Holdings, Inc	2.300	11/03/20	513,655
500,000	ACE INA Holdings, Inc	2.875	11/03/22	523,090
250,000	ACE INA Holdings, Inc	2.700	03/13/23	257,016
300,000	ACE INA Holdings, Inc	3.350	05/15/24	321,354
400,000	ACE INA Holdings, Inc	3.150	03/15/25	417,863
675,000	ACE INA Holdings, Inc	3.350	05/03/26	718,951
150,000	ACE INA Holdings, Inc	4.150	03/13/43	167,302
600,000	ACE INA Holdings, Inc	4.350	11/03/45	690,761
125,000	Aetna, Inc	1.500	11/15/17	125,572
750,000	Aetna, Inc	1.700	06/07/18	756,019
300,000	Aetna, Inc	2.200	03/15/19	305,411
750,000	Aetna, Inc	1.900	06/07/19	759,829
250,000	Aetna, Inc	3.950	09/01/20	268,350
750,000	Aetna, Inc	2.400	06/15/21	766,457
500,000	Aetna, Inc	2.750	11/15/22	509,842
750,000	Aetna, Inc	2.800	06/15/23	766,720
300,000	Aetna, Inc	3.500	11/15/24	316,644
1,500,000	Aetna, Inc	3.200	06/15/26	1,544,872
750,000	Aetna, Inc	4.250	06/15/36	774,955
240,000	Aetna, Inc	6.625	06/15/36	320,147
350,000	Aetna, Inc	4.500	05/15/42	370,758
73

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Aetna, Inc	4.125%	11/15/42	$508,024
500,000		Aetna, Inc	4.375	06/15/46	517,639
200,000		Aflac, Inc	2.400	03/16/20	206,073
300,000		Aflac, Inc	4.000	02/15/22	330,997
600,000		Aflac, Inc	3.625	06/15/23	644,441
200,000		Aflac, Inc	3.625	11/15/24	214,304
200,000		Aflac, Inc	3.250	03/17/25	208,072
125,000		Aflac, Inc	6.900	12/17/39	176,387
300,000		Alleghany Corp	4.950	06/27/22	334,117
200,000		Alleghany Corp	4.900	09/15/44	208,598
300,000		Allied World Assurance Co Holdings Ltd	4.350	10/29/25	307,112
100,000		Allied World Assurance Co Ltd	7.500	08/01/16	100,456
1,250,000		Allstate Corp	3.150	06/15/23	1,329,457
100,000		Allstate Corp	4.500	06/15/43	116,341
200,000	i	Allstate Corp	5.750	08/15/53	205,100
100,000		American Financial Group, Inc	9.875	06/15/19	121,230
1,325,000		American International Group, Inc	2.300	07/16/19	1,348,233
300,000		American International Group, Inc	3.300	03/01/21	312,737
1,600,000		American International Group, Inc	4.875	06/01/22	1,782,413
200,000		American International Group, Inc	3.750	07/10/25	203,937
300,000		American International Group, Inc	3.900	04/01/26	309,315
500,000		American International Group, Inc	3.875	01/15/35	478,998
300,000		American International Group, Inc	4.700	07/10/35	310,336
800,000		American International Group, Inc	6.250	05/01/36	951,986
500,000		American International Group, Inc	4.500	07/16/44	484,045
300,000		American International Group, Inc	4.800	07/10/45	304,291
200,000		American International Group, Inc	4.375	01/15/55	185,055
50,000		Aon plc	5.000	09/30/20	55,850
200,000		Aon plc	2.800	03/15/21	205,447
200,000		Aon plc	4.000	11/27/23	213,751
300,000		Aon plc	3.500	06/14/24	308,902
300,000		Aon plc	3.875	12/15/25	316,577
200,000		Aon plc	6.250	09/30/40	254,465
100,000		Aon plc	4.250	12/12/42	97,629
200,000		Aon plc	4.450	05/24/43	200,093
250,000		Aon plc	4.750	05/15/45	268,356
300,000		Arch Capital Group US, Inc	5.144	11/01/43	325,566
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	217,954
100,000		Assurant, Inc	2.500	03/15/18	101,210
100,000		Assurant, Inc	4.000	03/15/23	103,042
100,000		Assurant, Inc	6.750	02/15/34	123,844
200,000		Assured Guaranty US Holdings, Inc	5.000	07/01/24	217,331
270,000		AXA S.A.	8.600	12/15/30	369,900
200,000		AXIS Specialty Finance plc	2.650	04/01/19	202,161
50,000		AXIS Specialty Finance plc	5.875	06/01/20	55,894
200,000		AXIS Specialty Finance plc	5.150	04/01/45	215,335
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	302,491
750,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	756,889
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	226,415
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	811,427
600,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	612,000
750,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	762,253
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Berkshire Hathaway Finance Corp	2.900%	10/15/20	$212,369
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	427,399
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	336,987
250,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	278,906
40,000		Chubb Corp	5.750	05/15/18	43,393
300,000	i	Chubb Corp	6.375	04/15/37	261,000
350,000		Chubb Corp	6.000	05/11/37	475,384
540,000		Cigna Corp	5.125	06/15/20	599,265
400,000		Cigna Corp	4.500	03/15/21	439,160
400,000		Cigna Corp	3.250	04/15/25	408,591
400,000		Cigna Corp	5.375	02/15/42	473,717
200,000		Cincinnati Financial Corp	6.920	05/15/28	264,202
500,000		CNA Financial Corp	5.750	08/15/21	575,743
125,000		CNA Financial Corp	3.950	05/15/24	132,092
200,000		CNA Financial Corp	4.500	03/01/26	212,985
300,000		Everest Reinsurance Holdings, Inc	4.868	06/01/44	307,255
250,000		Fidelity National Financial, Inc	5.500	09/01/22	275,669
100,000		First American Financial Corp	4.300	02/01/23	102,388
200,000		Hanover Insurance Group, Inc	4.500	04/15/26	206,576
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	284,358
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	414,597
400,000		Hartford Financial Services Group, Inc	4.300	04/15/43	399,819
300,000		Humana, Inc	2.625	10/01/19	308,229
100,000		Humana, Inc	3.150	12/01/22	102,691
300,000		Humana, Inc	3.850	10/01/24	320,542
100,000		Humana, Inc	8.150	06/15/38	145,050
200,000		Humana, Inc	4.625	12/01/42	208,025
300,000		Humana, Inc	4.950	10/01/44	329,111
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	106,490
229,000		ING US, Inc	2.900	02/15/18	233,286
200,000		ING US, Inc	5.700	07/15/43	226,221
200,000		Kemper Corp	4.350	02/15/25	207,441
400,000		Leucadia National Corp	5.500	10/18/23	407,295
200,000		Lincoln National Corp	8.750	07/01/19	236,584
400,000		Lincoln National Corp	4.200	03/15/22	429,079
525,000		Lincoln National Corp	4.000	09/01/23	546,024
175,000		Lincoln National Corp	3.350	03/09/25	173,888
30,000		Lincoln National Corp	6.150	04/07/36	35,172
150,000		Lincoln National Corp	7.000	06/15/40	193,275
200,000		Loews Corp	2.625	05/15/23	201,676
200,000		Loews Corp	3.750	04/01/26	212,118
200,000		Loews Corp	4.125	05/15/43	204,617
100,000		Manulife Financial Corp	4.900	09/17/20	110,930
700,000		Manulife Financial Corp	4.150	03/04/26	749,650
200,000		Manulife Financial Corp	5.375	03/04/46	233,871
150,000		Markel Corp	4.900	07/01/22	166,537
100,000		Markel Corp	3.625	03/30/23	103,368
100,000		Markel Corp	5.000	03/30/43	106,711
150,000		Markel Corp	5.000	04/05/46	158,443
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	102,246
500,000		Marsh & McLennan Cos, Inc	2.350	09/10/19	510,820
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	166,352
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Marsh & McLennan Cos, Inc	3.300%	03/14/23	$208,818
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	215,832
152,000		Marsh & McLennan Cos, Inc	3.500	06/03/24	157,917
500,000		Marsh & McLennan Cos, Inc	3.500	03/10/25	519,796
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	222,001
500,000		Memorial Sloan-Kettering Cancer Center	4.200	07/01/55	565,704
175,000		MetLife, Inc	1.756	12/15/17	176,640
200,000		MetLife, Inc	1.903	12/15/17	201,812
1,050,000		MetLife, Inc	4.750	02/08/21	1,172,622
700,000		MetLife, Inc	3.048	12/15/22	718,208
325,000		MetLife, Inc	4.368	09/15/23	359,938
500,000		MetLife, Inc	3.600	04/10/24	527,556
700,000		MetLife, Inc	3.600	11/13/25	734,891
50,000		MetLife, Inc	6.375	06/15/34	64,578
405,000		MetLife, Inc	5.700	06/15/35	492,716
130,000		MetLife, Inc	5.875	02/06/41	161,763
200,000		MetLife, Inc	4.125	08/13/42	199,241
600,000		MetLife, Inc	4.875	11/13/43	663,673
500,000		MetLife, Inc	4.721	12/15/44	532,880
300,000		MetLife, Inc	4.050	03/01/45	295,744
150,000		MetLife, Inc	4.600	05/13/46	160,349
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	209,766
20,000		Nationwide Financial Services	6.750	05/15/37	20,795
200,000		Navigators Group, Inc	5.750	10/15/23	218,788
200,000		Old Republic International Corp	4.875	10/01/24	213,717
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	508,558
100,000		PartnerRe Ltd	5.500	06/01/20	111,242
100,000	g	Primerica, Inc	4.750	07/15/22	110,091
100,000		Principal Financial Group, Inc	1.850	11/15/17	100,548
130,000		Principal Financial Group, Inc	8.875	05/15/19	154,260
100,000		Principal Financial Group, Inc	3.300	09/15/22	103,858
150,000		Principal Financial Group, Inc	3.125	05/15/23	151,979
200,000		Principal Financial Group, Inc	3.400	05/15/25	204,884
100,000		Principal Financial Group, Inc	6.050	10/15/36	125,122
100,000		Principal Financial Group, Inc	4.625	09/15/42	105,844
200,000		Principal Financial Group, Inc	4.350	05/15/43	203,166
200,000	i	Principal Financial Group, Inc	4.700	05/15/55	195,250
120,000		Progressive Corp	6.250	12/01/32	160,486
300,000	i	Progressive Corp	6.700	06/15/37	275,250
300,000		Progressive Corp	4.350	04/25/44	343,115
300,000		Progressive Corp	3.700	01/26/45	309,013
100,000		Protective Life Corp	7.375	10/15/19	116,051
100,000		Prudential Financial, Inc	2.300	08/15/18	102,058
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,183,362
200,000		Prudential Financial, Inc	2.350	08/15/19	203,727
300,000		Prudential Financial, Inc	4.500	11/16/21	336,990
400,000		Prudential Financial, Inc	5.750	07/15/33	469,410
450,000		Prudential Financial, Inc	6.200	11/15/40	554,216
125,000	i	Prudential Financial, Inc	5.875	09/15/42	135,156
500,000	i	Prudential Financial, Inc	5.625	06/15/43	518,750
150,000		Prudential Financial, Inc	5.100	08/15/43	166,281
600,000	i	Prudential Financial, Inc	5.200	03/15/44	588,300
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$800,000		Prudential Financial, Inc	4.600%	05/15/44	$859,483
200,000	i	Prudential Financial, Inc	5.375	05/15/45	202,250
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	154,292
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	110,723
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	271,963
200,000		RenaissanceRe Finance, Inc	3.700	04/01/25	201,815
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	110,582
250,000		Torchmark Corp	3.800	09/15/22	258,376
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	27,658
610,000		Travelers Cos, Inc	5.800	05/15/18	661,654
130,000		Travelers Cos, Inc	5.900	06/02/19	146,713
600,000		Travelers Cos, Inc	5.350	11/01/40	773,939
200,000		Travelers Cos, Inc	4.600	08/01/43	239,223
250,000		Travelers Cos, Inc	4.300	08/25/45	284,870
100,000		Travelers Cos, Inc	3.750	05/15/46	104,758
100,000		Travelers Property Casualty Corp	6.375	03/15/33	135,477
300,000		UnitedHealth Group, Inc	1.400	12/15/17	301,618
324,000		UnitedHealth Group, Inc	6.000	02/15/18	349,380
500,000		UnitedHealth Group, Inc	1.900	07/16/18	508,085
200,000		UnitedHealth Group, Inc	1.700	02/15/19	202,232
900,000		UnitedHealth Group, Inc	1.625	03/15/19	909,207
500,000		UnitedHealth Group, Inc	2.300	12/15/19	516,292
500,000		UnitedHealth Group, Inc	2.700	07/15/20	520,807
700,000		UnitedHealth Group, Inc	4.700	02/15/21	790,427
300,000		UnitedHealth Group, Inc	2.125	03/15/21	305,678
500,000		UnitedHealth Group, Inc	2.875	12/15/21	526,692
500,000		UnitedHealth Group, Inc	3.350	07/15/22	535,541
325,000		UnitedHealth Group, Inc	2.750	02/15/23	334,124
200,000		UnitedHealth Group, Inc	2.875	03/15/23	208,243
500,000		UnitedHealth Group, Inc	3.750	07/15/25	547,966
175,000		UnitedHealth Group, Inc	3.100	03/15/26	183,612
750,000		UnitedHealth Group, Inc	4.625	07/15/35	871,537
365,000		UnitedHealth Group, Inc	6.625	11/15/37	516,267
250,000		UnitedHealth Group, Inc	6.875	02/15/38	365,019
150,000		UnitedHealth Group, Inc	4.625	11/15/41	171,265
300,000		UnitedHealth Group, Inc	4.375	03/15/42	333,235
350,000		UnitedHealth Group, Inc	3.950	10/15/42	366,443
200,000		UnitedHealth Group, Inc	4.250	03/15/43	219,216
750,000		UnitedHealth Group, Inc	4.750	07/15/45	908,000
110,000		Unum Group	5.625	09/15/20	123,511
200,000		Unum Group	3.000	05/15/21	204,929
200,000		Unum Group	4.000	03/15/24	206,587
200,000		Unum Group	3.875	11/05/25	203,763
100,000		Unum Group	5.750	08/15/42	110,479
200,000		Verisk Analytics, Inc	5.800	05/01/21	229,414
500,000		Verisk Analytics, Inc	4.000	06/15/25	525,404
300,000		Verisk Analytics, Inc	5.500	06/15/45	308,699
200,000		Voya Financial, Inc	3.650	06/15/26	201,128
200,000		Voya Financial, Inc	4.800	06/15/46	199,476
200,000		WellPoint, Inc	1.875	01/15/18	201,132
1,250,000		WellPoint, Inc	2.300	07/15/18	1,268,423
300,000		WellPoint, Inc	2.250	08/15/19	302,673
77

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	WellPoint, Inc	3.700%	08/15/21	$160,365
800,000	WellPoint, Inc	3.125	05/15/22	827,761
200,000	WellPoint, Inc	3.300	01/15/23	206,613
300,000	WellPoint, Inc	3.500	08/15/24	310,732
300,000	WellPoint, Inc	4.625	05/15/42	314,891
200,000	WellPoint, Inc	4.650	01/15/43	208,862
500,000	WellPoint, Inc	5.100	01/15/44	562,418
300,000	WellPoint, Inc	4.650	08/15/44	319,703
300,000	WellPoint, Inc	4.850	08/15/54	316,200
200,000	Willis Group Holdings plc	5.750	03/15/21	223,712
165,000	WR Berkley Corp	5.375	09/15/20	182,851
250,000	WR Berkley Corp	4.625	03/15/22	273,155
200,000	WR Berkley Corp	4.750	08/01/44	207,602
350,000	XL Capital Ltd	6.375	11/15/24	421,122
200,000	XLIT Ltd	2.300	12/15/18	202,060
200,000	XLIT Ltd	4.450	03/31/25	201,918
200,000	XLIT Ltd	5.250	12/15/43	216,337
	TOTAL INSURANCE			86,506,929

MATERIALS - 0.9%
200,000	3M Co	1.000	06/26/17	200,516
200,000	3M Co	1.375	08/07/18	201,976
200,000	3M Co	2.000	06/26/22	204,909
200,000	3M Co	3.000	08/07/25	218,121
190,000	3M Co	5.700	03/15/37	261,373
300,000	3M Co	3.875	06/15/44	332,715
100,000	Agrium, Inc	6.750	01/15/19	111,258
150,000	Agrium, Inc	3.150	10/01/22	152,803
200,000	Agrium, Inc	3.500	06/01/23	207,690
250,000	Agrium, Inc	3.375	03/15/25	254,420
200,000	Agrium, Inc	4.125	03/15/35	193,246
100,000	Agrium, Inc	6.125	01/15/41	118,730
200,000	Agrium, Inc	4.900	06/01/43	207,402
225,000	Agrium, Inc	5.250	01/15/45	241,505
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	200,898
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	160,011
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	154,580
300,000	Air Products & Chemicals, Inc	3.350	07/31/24	325,167
200,000	Airgas, Inc	1.650	02/15/18	200,727
250,000	Airgas, Inc	2.900	11/15/22	254,662
200,000	Airgas, Inc	3.650	07/15/24	210,146
100,000	Albemarle Corp	3.000	12/01/19	101,353
100,000	Albemarle Corp	4.500	12/15/20	106,418
200,000	Albemarle Corp	4.150	12/01/24	209,515
200,000	Avery Dennison Corp	3.350	04/15/23	204,299
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	188,163
385,000	Barrick Gold Corp	4.100	05/01/23	407,068
250,000	Barrick Gold Corp	5.250	04/01/42	255,175
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,615,236
300,000	Barrick North America Finance LLC	5.750	05/01/43	325,962
100,000	Bemis Co, Inc	6.800	08/01/19	114,146
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	303,930
78

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	BHP Billiton Finance USA Ltd	6.500%	04/01/19	$509,367
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	105,708
1,675,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	1,823,408
500,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	515,852
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	578,336
600,000	Braskem Finance Ltd	6.450	02/03/24	606,060
200,000	Cabot Corp	3.700	07/15/22	207,445
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	107,739
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	106,613
400,000	Celulosa Arauco y Constitucion S.A.	4.500	08/01/24	416,672
350,000	CF Industries, Inc	7.125	05/01/20	403,861
200,000	CF Industries, Inc	3.450	06/01/23	199,850
500,000	CF Industries, Inc	5.150	03/15/34	488,408
200,000	CF Industries, Inc	4.950	06/01/43	184,020
250,000	Church & Dwight Co, Inc	2.875	10/01/22	258,250
100,000	Corning, Inc	1.450	11/15/17	99,948
225,000	Corning, Inc	4.250	08/15/20	242,828
300,000	Corning, Inc	2.900	05/15/22	307,305
200,000	Corning, Inc	3.700	11/15/23	212,721
100,000	Corning, Inc	5.750	08/15/40	119,045
200,000	Corning, Inc	4.750	03/15/42	208,786
150,000	Cytec Industries, Inc	3.500	04/01/23	149,305
200,000	Domtar Corp	4.400	04/01/22	207,415
100,000	Domtar Corp	6.250	09/01/42	103,443
100,000	Domtar Corp	6.750	02/15/44	109,446
591,000	Dow Chemical Co	8.550	05/15/19	702,638
929,000	Dow Chemical Co	4.250	11/15/20	1,015,427
500,000	Dow Chemical Co	4.125	11/15/21	548,602
550,000	Dow Chemical Co	3.000	11/15/22	567,590
900,000	Dow Chemical Co	3.500	10/01/24	955,591
400,000	Dow Chemical Co	4.250	10/01/34	413,089
350,000	Dow Chemical Co	5.250	11/15/41	389,082
375,000	Dow Chemical Co	4.375	11/15/42	383,179
400,000	Dow Chemical Co	4.625	10/01/44	427,810
87,000	Eastman Chemical Co	2.400	06/01/17	87,806
165,000	Eastman Chemical Co	5.500	11/15/19	182,668
400,000	Eastman Chemical Co	2.700	01/15/20	411,419
250,000	Eastman Chemical Co	3.600	08/15/22	262,890
300,000	Eastman Chemical Co	3.800	03/15/25	317,210
150,000	Eastman Chemical Co	4.800	09/01/42	155,576
300,000	Eastman Chemical Co	4.650	10/15/44	307,923
1,420,000	EI du Pont de Nemours & Co	4.625	01/15/20	1,568,011
1,500,000	EI du Pont de Nemours & Co	2.800	02/15/23	1,540,017
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	231,707
100,000	FMC Corp	3.950	02/01/22	104,585
200,000	FMC Corp	4.100	02/01/24	210,665
300,000	Georgia-Pacific LLC	8.000	01/15/24	400,927
250,000	Georgia-Pacific LLC	7.750	11/15/29	362,304
250,000	Goldcorp, Inc	2.125	03/15/18	250,366
250,000	Goldcorp, Inc	3.700	03/15/23	254,523
300,000	Goldcorp, Inc	5.450	06/09/44	303,452
100,000	Hubbell, Inc	3.625	11/15/22	106,648
79

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Hubbell, Inc	3.350%	03/01/26	$208,046
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	308,361
1,000,000	International Paper Co	3.650	06/15/24	1,057,906
250,000	International Paper Co	5.000	09/15/35	270,927
170,000	International Paper Co	7.300	11/15/39	223,640
450,000	International Paper Co	6.000	11/15/41	533,695
300,000	International Paper Co	4.800	06/15/44	305,195
250,000	International Paper Co	5.150	05/15/46	269,873
330,000	Kimberly-Clark Corp	6.250	07/15/18	364,328
200,000	Kimberly-Clark Corp	1.400	02/15/19	202,550
200,000	Kimberly-Clark Corp	1.900	05/22/19	205,174
200,000	Kimberly-Clark Corp	1.850	03/01/20	204,596
225,000	Kimberly-Clark Corp	3.625	08/01/20	246,389
100,000	Kimberly-Clark Corp	3.875	03/01/21	110,790
125,000	Kimberly-Clark Corp	2.400	03/01/22	129,867
200,000	Kimberly-Clark Corp	2.400	06/01/23	208,052
150,000	Kimberly-Clark Corp	3.050	08/15/25	161,305
200,000	Kimberly-Clark Corp	2.750	02/15/26	210,064
200,000	Kimberly-Clark Corp	6.625	08/01/37	296,366
200,000	Kimberly-Clark Corp	3.700	06/01/43	217,123
92,000	Lubrizol Corp	8.875	02/01/19	109,591
150,000	Lubrizol Corp	6.500	10/01/34	201,195
300,000	LYB International Finance BV	4.000	07/15/23	321,330
300,000	LYB International Finance BV	5.250	07/15/43	328,254
300,000	LYB International Finance BV	4.875	03/15/44	317,414
500,000	LyondellBasell Industries NV	5.000	04/15/19	541,433
300,000	LyondellBasell Industries NV	6.000	11/15/21	351,782
800,000	LyondellBasell Industries NV	5.750	04/15/24	952,544
125,000	LyondellBasell Industries NV	4.625	02/26/55	120,883
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	269,288
200,000	Martin Marietta Materials, Inc	4.250	07/02/24	213,116
150,000	Methanex Corp	3.250	12/15/19	145,685
150,000	Methanex Corp	4.250	12/01/24	133,920
100,000	Methanex Corp	5.650	12/01/44	83,034
400,000	Monsanto Co	1.150	06/30/17	399,696
200,000	Monsanto Co	1.850	11/15/18	201,793
400,000	Monsanto Co	2.125	07/15/19	404,340
100,000	Monsanto Co	2.200	07/15/22	98,794
150,000	Monsanto Co	5.500	08/15/25	173,918
100,000	Monsanto Co	3.600	07/15/42	86,486
200,000	Monsanto Co	4.650	11/15/43	200,382
200,000	Monsanto Co	4.400	07/15/44	196,693
350,000	Monsanto Co	3.950	04/15/45	324,251
500,000	Monsanto Co	4.700	07/15/64	455,797
100,000	NewMarket Corp	4.100	12/15/22	103,735
200,000	Newmont Mining Corp	5.125	10/01/19	217,196
600,000	Newmont Mining Corp	3.500	03/15/22	623,103
298,000	Newmont Mining Corp	5.875	04/01/35	314,382
135,000	Newmont Mining Corp	6.250	10/01/39	150,324
300,000	Newmont Mining Corp	4.875	03/15/42	296,823
100,000	Nucor Corp	5.750	12/01/17	105,343
130,000	Nucor Corp	5.850	06/01/18	139,756
80

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Nucor Corp	4.125%	09/15/22	$326,325
300,000	Nucor Corp	5.200	08/01/43	329,639
8,000	Owens Corning	9.000	06/15/19	9,267
200,000	Owens Corning	4.200	12/15/22	213,295
500,000	Owens Corning	4.200	12/01/24	523,425
150,000	Packaging Corp of America	3.900	06/15/22	159,051
250,000	Packaging Corp of America	4.500	11/01/23	271,653
100,000	Packaging Corp of America	3.650	09/15/24	103,336
100,000	Plum Creek Timberlands LP	4.700	03/15/21	108,896
300,000	Plum Creek Timberlands LP	3.250	03/15/23	301,127
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	716,815
400,000	Potash Corp of Saskatchewan, Inc	3.625	03/15/24	421,892
200,000	Potash Corp of Saskatchewan, Inc	3.000	04/01/25	202,761
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	235,670
27,000	PPG Industries, Inc	6.650	03/15/18	29,213
300,000	PPG Industries, Inc	2.300	11/15/19	302,504
300,000	PPG Industries, Inc	3.600	11/15/20	315,473
200,000	Praxair, Inc	1.050	11/07/17	200,155
300,000	Praxair, Inc	2.250	09/24/20	310,863
250,000	Praxair, Inc	2.200	08/15/22	256,942
300,000	Praxair, Inc	2.650	02/05/25	310,757
100,000	Praxair, Inc	3.200	01/30/26	108,154
625,000	Praxair, Inc	3.550	11/07/42	620,484
1,000,000	Rio Tinto Finance USA Ltd	3.750	06/15/25	1,050,681
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	317,531
388,000	Rio Tinto Finance USA plc	3.500	03/22/22	408,354
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	212,084
900,000	Rio Tinto Finance USA plc	4.125	08/21/42	895,047
500,000	Rock Tenn Co	4.900	03/01/22	555,098
58,000	Rohm and Haas Co	6.000	09/15/17	61,086
100,000	RPM International, Inc	6.125	10/15/19	111,275
300,000	RPM International, Inc	3.450	11/15/22	306,090
100,000	RPM International, Inc	5.250	06/01/45	102,004
175,000	Sherwin-Williams Co	1.350	12/15/17	175,329
200,000	Sherwin-Williams Co	3.450	08/01/25	207,959
200,000	Sherwin-Williams Co	4.000	12/15/42	199,732
150,000	Sonoco Products Co	5.750	11/01/40	178,221
200,000	Southern Copper Corp	5.375	04/16/20	216,714
300,000	Southern Copper Corp	3.875	04/23/25	296,566
100,000	Southern Copper Corp	7.500	07/27/35	110,510
680,000	Southern Copper Corp	6.750	04/16/40	701,526
500,000	Southern Copper Corp	5.875	04/23/45	469,342
450,000	Vale S.A.	5.625	09/11/42	366,750
150,000	Valspar Corp	4.200	01/15/22	160,477
300,000	Valspar Corp	3.300	02/01/25	302,462
200,000	Valspar Corp	3.950	01/15/26	210,711
150,000	Westlake Chemical Corp	3.600	07/15/22	153,542
200,000	Worthington Industries, Inc	4.550	04/15/26	206,783
200,000	Yamana Gold, Inc	4.950	07/15/24	196,760
	TOTAL MATERIALS			57,844,515
81

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MEDIA - 0.8%
$100,000		CBS Corp	1.950%	07/01/17	$100,565
200,000		CBS Corp	2.300	08/15/19	203,078
50,000		CBS Corp	5.750	04/15/20	57,216
445,000		CBS Corp	4.300	02/15/21	484,014
500,000		CBS Corp	3.375	03/01/22	521,072
200,000		CBS Corp	3.700	08/15/24	208,954
300,000		CBS Corp	3.500	01/15/25	308,596
125,000		CBS Corp	4.000	01/15/26	133,487
200,000		CBS Corp	4.850	07/01/42	201,080
200,000		CBS Corp	4.900	08/15/44	202,955
500,000		CBS Corp	4.600	01/15/45	495,887
675,000	g	CCO Safari II LLC	3.579	07/23/20	705,737
610,000	g	CCO Safari II LLC	4.464	07/23/22	656,771
500,000	g	CCO SAFARI II LLC	6.484	10/23/45	597,374
500,000	g	CCO SAFARI II LLC	6.834	10/23/55	594,894
2,250,000	g	Charter Communications Operating LLC	4.908	07/23/25	2,452,268
500,000	g	Charter Communications Operating LLC	6.384	10/23/35	592,385
1,000,000		Comcast Corp	5.150	03/01/20	1,130,142
1,350,000		Comcast Corp	3.125	07/15/22	1,443,728
800,000		Comcast Corp	2.850	01/15/23	841,160
600,000		Comcast Corp	2.750	03/01/23	628,442
600,000		Comcast Corp	3.375	02/15/25	647,546
350,000		Comcast Corp	3.375	08/15/25	377,214
1,600,000		Comcast Corp	3.150	03/01/26	1,701,749
625,000		Comcast Corp	4.250	01/15/33	690,125
129,000		Comcast Corp	7.050	03/15/33	180,738
125,000		Comcast Corp	4.200	08/15/34	137,707
345,000		Comcast Corp	5.650	06/15/35	449,411
350,000		Comcast Corp	4.400	08/15/35	395,019
350,000		Comcast Corp	6.950	08/15/37	503,699
780,000		Comcast Corp	6.400	03/01/40	1,090,201
350,000		Comcast Corp	4.650	07/15/42	401,902
300,000		Comcast Corp	4.500	01/15/43	338,901
500,000		Comcast Corp	4.750	03/01/44	583,418
900,000		Comcast Corp	4.600	08/15/45	1,034,806
510,000		Discovery Communications LLC	5.050	06/01/20	562,468
500,000		Discovery Communications LLC	3.300	05/15/22	505,293
600,000		Discovery Communications LLC	3.250	04/01/23	590,882
350,000		Discovery Communications LLC	3.450	03/15/25	342,599
200,000		Discovery Communications LLC	4.900	03/11/26	212,197
100,000		Discovery Communications LLC	6.350	06/01/40	103,182
100,000		Discovery Communications LLC	4.950	05/15/42	86,866
125,000		Discovery Communications LLC	4.875	04/01/43	112,837
550,000		Grupo Televisa SAB	6.625	03/18/25	675,370
200,000		Grupo Televisa SAB	4.625	01/30/26	216,351
600,000		Grupo Televisa SAB	5.000	05/13/45	576,272
200,000		Grupo Televisa SAB	6.125	01/31/46	220,854
348,000		Historic TW, Inc	6.625	05/15/29	454,154
300,000		Interpublic Group of Cos, Inc	2.250	11/15/17	302,050
100,000		Interpublic Group of Cos, Inc	4.000	03/15/22	106,451
200,000		Interpublic Group of Cos, Inc	4.200	04/15/24	214,404
82

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,585,000	NBC Universal Media LLC	5.150%	04/30/20	$1,796,680
820,000	NBC Universal Media LLC	4.375	04/01/21	918,961
375,000	NBC Universal Media LLC	2.875	01/15/23	394,681
95,000	NBC Universal Media LLC	6.400	04/30/40	131,617
150,000	NBC Universal Media LLC	5.950	04/01/41	199,693
1,200,000	NBC Universal Media LLC	4.450	01/15/43	1,338,026
200,000	Omnicom Group, Inc	4.450	08/15/20	220,664
700,000	Omnicom Group, Inc	3.625	05/01/22	743,845
200,000	Omnicom Group, Inc	3.650	11/01/24	210,945
325,000	Omnicom Group, Inc	3.600	04/15/26	342,476
300,000	Scripps Networks Interactive, Inc	2.750	11/15/19	306,258
200,000	Scripps Networks Interactive, Inc	2.800	06/15/20	203,156
200,000	Scripps Networks Interactive, Inc	3.500	06/15/22	207,317
200,000	Scripps Networks Interactive, Inc	3.900	11/15/24	210,371
200,000	Scripps Networks Interactive, Inc	3.950	06/15/25	213,046
500,000	Time Warner Cable, Inc	5.850	05/01/17	517,592
170,000	Time Warner Cable, Inc	6.750	07/01/18	186,499
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,062,524
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,277,321
1,300,000	Time Warner Cable, Inc	4.000	09/01/21	1,381,006
500,000	Time Warner Cable, Inc	6.550	05/01/37	583,390
175,000	Time Warner Cable, Inc	6.750	06/15/39	205,716
690,000	Time Warner Cable, Inc	5.875	11/15/40	751,826
300,000	Time Warner Cable, Inc	5.500	09/01/41	314,883
1,450,000	Time Warner Cable, Inc	4.500	09/15/42	1,352,256
1,200,000	Time Warner, Inc	2.100	06/01/19	1,220,171
450,000	Time Warner, Inc	4.750	03/29/21	505,568
1,400,000	Time Warner, Inc	3.400	06/15/22	1,481,061
650,000	Time Warner, Inc	4.050	12/15/23	716,862
500,000	Time Warner, Inc	3.550	06/01/24	531,425
500,000	Time Warner, Inc	3.875	01/15/26	539,350
500,000	Time Warner, Inc	2.950	07/15/26	504,042
785,000	Time Warner, Inc	6.500	11/15/36	996,017
350,000	Time Warner, Inc	6.100	07/15/40	428,013
150,000	Time Warner, Inc	6.250	03/29/41	188,880
900,000	Time Warner, Inc	4.900	06/15/42	967,359
200,000	Time Warner, Inc	5.350	12/15/43	229,272
300,000	Time Warner, Inc	4.650	06/01/44	315,551
400,000	Time Warner, Inc	4.850	07/15/45	435,204
250,000	Viacom, Inc	2.500	09/01/18	253,474
500,000	Viacom, Inc	2.200	04/01/19	502,224
300,000	Viacom, Inc	2.750	12/15/19	304,354
400,000	Viacom, Inc	3.875	12/15/21	422,090
500,000	Viacom, Inc	3.125	06/15/22	499,292
200,000	Viacom, Inc	3.250	03/15/23	196,789
250,000	Viacom, Inc	4.250	09/01/23	259,830
400,000	Viacom, Inc	3.875	04/01/24	407,832
300,000	Viacom, Inc	4.850	12/15/34	279,829
200,000	Viacom, Inc	4.500	02/27/42	166,034
504,000	Viacom, Inc	4.375	03/15/43	407,365
100,000	Viacom, Inc	4.875	06/15/43	88,334
500,000	Viacom, Inc	5.250	04/01/44	468,824
261,000	WPP Finance 2010	4.750	11/21/21	289,563
83

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		WPP Finance 2010	3.625%	09/07/22	$317,073
200,000		WPP Finance 2010	3.750	09/19/24	211,462
200,000		WPP Finance 2010	5.625	11/15/43	229,913
		TOTAL MEDIA			55,808,277

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
350,000		Abbott Laboratories	5.125	04/01/19	384,460
400,000		Abbott Laboratories	2.000	03/15/20	405,624
400,000		Abbott Laboratories	2.550	03/15/22	409,176
400,000		Abbott Laboratories	2.950	03/15/25	407,665
500,000		Abbott Laboratories	5.300	05/27/40	610,140
800,000		AbbVie, Inc	1.750	11/06/17	804,735
1,975,000		AbbVie, Inc	1.800	05/14/18	1,988,932
700,000		AbbVie, Inc	2.000	11/06/18	707,146
850,000		AbbVie, Inc	2.500	05/14/20	870,127
350,000		AbbVie, Inc	2.300	05/14/21	354,292
1,000,000		AbbVie, Inc	3.200	11/06/22	1,034,165
500,000		AbbVie, Inc	2.850	05/14/23	504,868
1,000,000		AbbVie, Inc	3.600	05/14/25	1,047,869
1,225,000		AbbVie, Inc	3.200	05/14/26	1,238,596
1,000,000		AbbVie, Inc	4.500	05/14/35	1,043,154
500,000		AbbVie, Inc	4.300	05/14/36	509,277
1,375,000		AbbVie, Inc	4.400	11/06/42	1,402,016
600,000		AbbVie, Inc	4.700	05/14/45	634,963
500,000		AbbVie, Inc	4.450	05/14/46	507,376
1,000,000		Actavis Funding SCS	2.350	03/12/18	1,013,629
1,825,000		Actavis Funding SCS	3.000	03/12/20	1,880,451
3,000,000		Actavis Funding SCS	3.450	03/15/22	3,116,715
1,450,000		Actavis Funding SCS	3.800	03/15/25	1,508,725
725,000		Actavis Funding SCS	4.550	03/15/35	742,857
1,525,000		Actavis Funding SCS	4.750	03/15/45	1,596,936
300,000		Amgen, Inc	2.125	05/15/17	302,505
500,000		Amgen, Inc	1.250	05/22/17	500,801
550,000		Amgen, Inc	5.850	06/01/17	572,892
500,000		Amgen, Inc	2.200	05/22/19	512,844
75,000		Amgen, Inc	4.500	03/15/20	82,596
400,000		Amgen, Inc	2.125	05/01/20	406,352
250,000		Amgen, Inc	3.450	10/01/20	267,375
700,000		Amgen, Inc	4.100	06/15/21	767,876
400,000		Amgen, Inc	2.700	05/01/22	411,705
1,000,000		Amgen, Inc	3.625	05/15/22	1,076,400
500,000		Amgen, Inc	3.625	05/22/24	536,700
400,000		Amgen, Inc	3.125	05/01/25	417,492
650,000		Amgen, Inc	4.950	10/01/41	714,296
1,200,000		Amgen, Inc	4.400	05/01/45	1,252,398
1,928,000	g	Amgen, Inc	4.563	06/15/48	2,002,342
447,000	g	Amgen, Inc	4.663	06/15/51	466,423
800,000		AstraZeneca plc	5.900	09/15/17	845,330
300,000		AstraZeneca plc	1.750	11/16/18	303,961
1,100,000		AstraZeneca plc	2.375	11/16/20	1,129,680
500,000		AstraZeneca plc	3.375	11/16/25	523,708
900,000		AstraZeneca plc	6.450	09/15/37	1,229,111
84

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$450,000	AstraZeneca plc	4.000%	09/18/42	$463,888
350,000	AstraZeneca plc	4.375	11/16/45	382,001
500,000	Baxalta, Inc	2.000	06/22/18	500,255
500,000	Baxalta, Inc	4.000	06/23/25	521,180
500,000	Baxalta, Inc	5.250	06/23/45	542,666
100,000	Biogen Idec, Inc	6.875	03/01/18	108,840
100,000	Biogen, Inc	2.900	09/15/20	104,226
300,000	Biogen, Inc	3.625	09/15/22	318,494
500,000	Biogen, Inc	4.050	09/15/25	538,484
1,500,000	Biogen, Inc	5.200	09/15/45	1,687,943
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	250,315
783,000	Bristol-Myers Squibb Co	1.750	03/01/19	797,691
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	220,891
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	647,152
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	244,922
200,000	Celgene Corp	1.900	08/15/17	201,535
400,000	Celgene Corp	2.125	08/15/18	405,978
300,000	Celgene Corp	2.300	08/15/18	305,503
200,000	Celgene Corp	2.250	05/15/19	203,334
425,000	Celgene Corp	2.875	08/15/20	439,546
200,000	Celgene Corp	3.950	10/15/20	215,746
300,000	Celgene Corp	3.250	08/15/22	309,894
750,000	Celgene Corp	3.550	08/15/22	785,856
300,000	Celgene Corp	3.625	05/15/24	312,568
300,000	Celgene Corp	5.250	08/15/43	337,433
300,000	Celgene Corp	4.625	05/15/44	309,139
1,000,000	Celgene Corp	5.000	08/15/45	1,102,083
300,000	Eli Lilly & Co	1.250	03/01/18	302,253
200,000	Eli Lilly & Co	1.950	03/15/19	204,692
800,000	Eli Lilly & Co	2.750	06/01/25	847,671
400,000	Eli Lilly & Co	3.700	03/01/45	426,352
250,000	Gilead Sciences, Inc	1.850	09/04/18	254,433
200,000	Gilead Sciences, Inc	2.050	04/01/19	204,818
125,000	Gilead Sciences, Inc	2.350	02/01/20	128,237
1,000,000	Gilead Sciences, Inc	2.550	09/01/20	1,039,188
600,000	Gilead Sciences, Inc	4.500	04/01/21	672,621
650,000	Gilead Sciences, Inc	4.400	12/01/21	733,998
500,000	Gilead Sciences, Inc	3.250	09/01/22	532,519
425,000	Gilead Sciences, Inc	3.700	04/01/24	460,410
400,000	Gilead Sciences, Inc	3.500	02/01/25	426,628
750,000	Gilead Sciences, Inc	3.650	03/01/26	816,014
300,000	Gilead Sciences, Inc	4.600	09/01/35	333,335
100,000	Gilead Sciences, Inc	5.650	12/01/41	124,773
775,000	Gilead Sciences, Inc	4.800	04/01/44	875,855
675,000	Gilead Sciences, Inc	4.500	02/01/45	736,276
750,000	Gilead Sciences, Inc	4.750	03/01/46	851,601
800,000	GlaxoSmithKline Capital plc	1.500	05/08/17	804,066
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	315,718
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,134,011
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	236,140
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	444,137
743,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	1,063,879
85

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		GlaxoSmithKline Capital, Inc	4.200%	03/18/43	$395,804
1,100,000		Johnson & Johnson	1.650	12/05/18	1,120,464
350,000		Johnson & Johnson	1.125	03/01/19	352,035
300,000		Johnson & Johnson	1.875	12/05/19	308,966
250,000		Johnson & Johnson	1.650	03/01/21	254,414
200,000		Johnson & Johnson	2.450	12/05/21	211,525
300,000		Johnson & Johnson	2.050	03/01/23	307,149
700,000		Johnson & Johnson	3.375	12/05/23	782,258
500,000		Johnson & Johnson	2.450	03/01/26	517,072
850,000		Johnson & Johnson	4.375	12/05/33	1,024,199
100,000		Johnson & Johnson	3.550	03/01/36	110,305
375,000		Johnson & Johnson	5.850	07/15/38	545,531
300,000		Johnson & Johnson	4.500	12/05/43	375,453
900,000		Johnson & Johnson	3.700	03/01/46	1,014,024
600,000		Life Technologies Corp	5.000	01/15/21	662,216
200,000		Merck & Co, Inc	1.100	01/31/18	201,104
400,000		Merck & Co, Inc	1.300	05/18/18	403,797
375,000		Merck & Co, Inc	1.850	02/10/20	382,876
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,647,636
750,000		Merck & Co, Inc	2.350	02/10/22	772,670
200,000		Merck & Co, Inc	2.400	09/15/22	205,919
1,100,000		Merck & Co, Inc	2.800	05/18/23	1,154,960
500,000		Merck & Co, Inc	2.750	02/10/25	523,057
100,000		Merck & Co, Inc	3.600	09/15/42	102,932
750,000		Merck & Co, Inc	4.150	05/18/43	845,215
1,050,000		Merck & Co, Inc	3.700	02/10/45	1,103,673
100,000	g	Mylan NV	3.000	12/15/18	102,380
350,000	g	Mylan NV	2.500	06/07/19	354,647
100,000	g	Mylan NV	3.750	12/15/20	104,268
500,000	g	Mylan NV	3.150	06/15/21	507,752
750,000	g	Mylan NV	3.950	06/15/26	758,684
750,000	g	Mylan NV	5.250	06/15/46	787,567
100,000		Mylan, Inc	2.550	03/28/19	101,229
200,000		Mylan, Inc	4.200	11/29/23	211,313
200,000		Mylan, Inc	5.400	11/29/43	212,719
300,000		Novartis Capital Corp	2.400	09/21/22	311,497
750,000		Novartis Capital Corp	3.400	05/06/24	820,172
500,000		Novartis Capital Corp	3.000	11/20/25	531,372
400,000		Novartis Capital Corp	3.700	09/21/42	428,967
750,000		Novartis Capital Corp	4.400	05/06/44	904,227
500,000		Novartis Capital Corp	4.000	11/20/45	570,381
1,350,000		Novartis Securities Investment Ltd	5.125	02/10/19	1,490,079
125,000		Perrigo Co plc	1.300	11/08/16	124,869
100,000		Perrigo Co plc	2.300	11/08/18	100,861
100,000		Perrigo Co plc	4.000	11/15/23	103,071
100,000		Perrigo Co plc	5.300	11/15/43	104,363
225,000		Perrigo Finance plc	3.500	12/15/21	231,582
200,000		Perrigo Finance plc	3.900	12/15/24	202,860
300,000		Perrigo Finance plc	4.900	12/15/44	296,093
100,000		Perrigo Finance Unlimited Co	3.500	03/15/21	103,482
200,000		Perrigo Finance Unlimited Co	4.375	03/15/26	208,403
500,000		Pfizer, Inc	1.200	06/01/18	502,483
86

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Pfizer, Inc	1.500%	06/15/18	$302,994
1,460,000	Pfizer, Inc	6.200	03/15/19	1,648,944
500,000	Pfizer, Inc	1.450	06/03/19	504,144
500,000	Pfizer, Inc	1.950	06/03/21	506,507
800,000	Pfizer, Inc	3.000	06/15/23	853,540
900,000	Pfizer, Inc	3.400	05/15/24	985,221
500,000	Pfizer, Inc	2.750	06/03/26	515,888
500,000	Pfizer, Inc	4.300	06/15/43	561,197
1,100,000	Pfizer, Inc	4.400	05/15/44	1,249,320
742,000	Sanofi	1.250	04/10/18	746,830
750,000	Sanofi	4.000	03/29/21	830,126
658,000	Teva Pharmaceutical Finance Co BV	2.950	12/18/22	669,358
600,000	Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	610,159
17,000	Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	20,374
500,000	Wyeth LLC	5.450	04/01/17	517,211
1,000,000	Wyeth LLC	6.450	02/01/24	1,285,039
945,000	Wyeth LLC	5.950	04/01/37	1,258,977
125,000	Zoetis, Inc	1.875	02/01/18	125,367
100,000	Zoetis, Inc	3.450	11/13/20	103,247
150,000	Zoetis, Inc	3.250	02/01/23	152,874
100,000	Zoetis, Inc	4.500	11/13/25	110,337
600,000	Zoetis, Inc	4.700	02/01/43	594,898
	TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			104,926,996

REAL ESTATE - 0.6%
150,000	Alexandria Real Estate Equities, Inc	4.600	04/01/22	162,289
100,000	Alexandria Real Estate Equities, Inc	3.900	06/15/23	103,837
200,000	Alexandria Real Estate Equities, Inc	4.300	01/15/26	212,246
200,000	Alexandria Real Estate Equities, Inc	4.500	07/30/29	208,018
100,000	American Campus Communities Operating Partnership LP	3.750	04/15/23	103,245
300,000	American Campus Communities Operating Partnership LP	4.125	07/01/24	316,892
200,000	AvalonBay Communities, Inc	3.625	10/01/20	213,497
100,000	AvalonBay Communities, Inc	3.950	01/15/21	108,554
225,000	AvalonBay Communities, Inc	2.950	09/15/22	231,592
100,000	AvalonBay Communities, Inc	2.850	03/15/23	101,623
200,000	AvalonBay Communities, Inc	3.500	11/15/24	211,161
200,000	AvalonBay Communities, Inc	3.450	06/01/25	209,694
150,000	AvalonBay Communities, Inc	3.500	11/15/25	157,959
200,000	AvalonBay Communities, Inc	2.950	05/11/26	200,899
750,000	Boston Properties LP	3.700	11/15/18	785,207
80,000	Boston Properties LP	5.875	10/15/19	89,940
175,000	Boston Properties LP	4.125	05/15/21	190,801
500,000	Boston Properties LP	3.850	02/01/23	535,261
425,000	Boston Properties LP	3.125	09/01/23	437,034
200,000	Boston Properties LP	3.800	02/01/24	214,791
100,000	Boston Properties LP	3.650	02/01/26	106,625
115,000	Brandywine Operating Partnership LP	5.700	05/01/17	118,783
200,000	Brandywine Operating Partnership LP	3.950	02/15/23	202,165
200,000	Brandywine Operating Partnership LP	4.100	10/01/24	203,891
150,000	Brixmor Operating Partnership LP	3.875	08/15/22	154,126
200,000	Brixmor Operating Partnership LP	3.850	02/01/25	201,215
100,000	Brixmor Operating Partnership LP	4.125	06/15/26	102,677
87

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Camden Property Trust	4.625%	06/15/21	$109,863
200,000	Camden Property Trust	2.950	12/15/22	202,259
125,000	Camden Property Trust	4.250	01/15/24	135,445
250,000	CBL & Associates LP	4.600	10/15/24	225,370
500,000	CBRE Services, Inc	4.875	03/01/26	511,435
200,000	Corporate Office Properties LP	3.700	06/15/21	202,270
200,000	Corporate Office Properties LP	5.250	02/15/24	213,633
100,000	CubeSmart LP	4.800	07/15/22	111,100
200,000	CubeSmart LP	4.375	12/15/23	217,068
100,000	DCT Industrial Operating Partnership LP	4.500	10/15/23	105,956
200,000	DDR Corp	3.500	01/15/21	206,082
500,000	DDR Corp	4.625	07/15/22	540,742
150,000	DDR Corp	4.250	02/01/26	157,333
100,000	Duke Realty LP	3.875	02/15/21	105,796
200,000	Duke Realty LP	4.375	06/15/22	217,342
100,000	Duke Realty LP	3.875	10/15/22	106,040
100,000	Duke Realty LP	3.625	04/15/23	104,373
100,000	Duke Realty LP	3.750	12/01/24	105,131
100,000	Duke Realty LP	3.250	06/30/26	101,442
100,000	EPR Properties	5.750	08/15/22	109,288
200,000	EPR Properties	5.250	07/15/23	211,615
200,000	Equity One, Inc	3.750	11/15/22	203,373
448,000	ERP Operating LP	4.625	12/15/21	505,948
700,000	ERP Operating LP	3.375	06/01/25	738,682
300,000	ERP Operating LP	4.500	07/01/44	335,188
100,000	Essex Portfolio LP	3.625	08/15/22	105,270
250,000	Essex Portfolio LP	3.375	01/15/23	258,214
100,000	Essex Portfolio LP	3.250	05/01/23	102,363
400,000	Essex Portfolio LP	3.500	04/01/25	413,040
100,000	Essex Portfolio LP	3.375	04/15/26	102,106
100,000	Federal Realty Investment Trust	2.550	01/15/21	102,041
100,000	Federal Realty Investment Trust	3.000	08/01/22	103,655
100,000	Federal Realty Investment Trust	2.750	06/01/23	101,613
200,000	Federal Realty Investment Trust	3.950	01/15/24	217,728
100,000	Federal Realty Investment Trust	4.500	12/01/44	109,265
150,000	HCP, Inc	3.750	02/01/19	155,317
250,000	HCP, Inc	2.625	02/01/20	252,023
150,000	HCP, Inc	5.375	02/01/21	166,766
400,000	HCP, Inc	3.150	08/01/22	396,490
300,000	HCP, Inc	4.000	12/01/22	311,502
200,000	HCP, Inc	4.250	11/15/23	207,644
200,000	HCP, Inc	4.200	03/01/24	206,073
800,000	HCP, Inc	3.875	08/15/24	804,782
30,000	HCP, Inc	6.750	02/01/41	36,552
200,000	Health Care REIT, Inc	4.700	09/15/17	207,292
150,000	Health Care REIT, Inc	2.250	03/15/18	151,541
200,000	Health Care REIT, Inc	4.125	04/01/19	211,604
440,000	Health Care REIT, Inc	6.125	04/15/20	501,268
200,000	Health Care REIT, Inc	4.500	01/15/24	216,961
100,000	Healthcare Realty Trust, Inc	3.750	04/15/23	100,374
100,000	Healthcare Realty Trust, Inc	3.875	05/01/25	100,658
100,000	Healthcare Trust of America Holdings LP	3.700	04/15/23	102,520
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Highwoods Realty LP	5.850%	03/15/17	$128,539
100,000		Highwoods Realty LP	3.625	01/15/23	101,463
400,000		Hospitality Properties Trust	4.250	02/15/21	416,878
100,000		Hospitality Properties Trust	5.000	08/15/22	107,481
200,000		Hospitality Properties Trust	4.500	06/15/23	204,374
200,000		Hospitality Properties Trust	4.650	03/15/24	203,732
600,000		Host Hotels & Resorts LP	3.750	10/15/23	604,612
200,000		Host Hotels & Resorts LP	4.000	06/15/25	203,461
100,000		Host Hotels & Resorts LP	4.500	02/01/26	105,493
50,000		HRPT Properties Trust	5.875	09/15/20	55,523
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	261,051
250,000		Kilroy Realty LP	3.800	01/15/23	262,166
200,000		Kilroy Realty LP	4.250	08/15/29	211,701
145,000		Kimco Realty Corp	5.700	05/01/17	150,211
200,000		Kimco Realty Corp	3.200	05/01/21	207,774
100,000		Kimco Realty Corp	3.400	11/01/22	104,834
300,000		Kimco Realty Corp	3.125	06/01/23	305,655
200,000		Kimco Realty Corp	4.250	04/01/45	203,548
100,000		Lexington Realty Trust	4.250	06/15/23	102,101
200,000		Lexington Realty Trust	4.400	06/15/24	204,658
220,000		Liberty Property LP	4.750	10/01/20	240,209
150,000		Liberty Property LP	4.125	06/15/22	158,610
100,000		Liberty Property LP	3.375	06/15/23	101,331
200,000		Liberty Property LP	4.400	02/15/24	215,561
200,000		Mack-Cali Realty LP	2.500	12/15/17	200,620
125,000		Mack-Cali Realty LP	7.750	08/15/19	141,094
150,000		Mack-Cali Realty LP	4.500	04/18/22	153,007
200,000		Mid-America Apartments LP	4.300	10/15/23	215,186
100,000		Mid-America Apartments LP	4.000	11/15/25	105,348
75,000		National Retail Properties, Inc	6.875	10/15/17	79,826
100,000		National Retail Properties, Inc	3.800	10/15/22	105,650
100,000		National Retail Properties, Inc	3.300	04/15/23	101,497
300,000		National Retail Properties, Inc	3.900	06/15/24	316,424
100,000		National Retail Properties, Inc	4.000	11/15/25	106,156
200,000	h	OMEGA Healthcare Investors, Inc	4.375	08/01/23	199,478
200,000		OMEGA Healthcare Investors, Inc	4.500	01/15/25	203,000
300,000		OMEGA Healthcare Investors, Inc	5.250	01/15/26	317,183
200,000		OMEGA Healthcare Investors, Inc	4.500	04/01/27	199,310
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	197,867
200,000		Piedmont Operating Partnership LP	4.450	03/15/24	206,849
100,000		Post Apartment Homes LP	3.375	12/01/22	101,643
350,000		ProLogis LP	2.750	02/15/19	359,701
201,000		ProLogis LP	3.350	02/01/21	212,686
150,000		ProLogis LP	4.250	08/15/23	166,156
200,000		ProLogis LP	3.750	11/01/25	213,272
200,000		Rayonier, Inc	3.750	04/01/22	204,677
40,000		Realty Income Corp	5.950	09/15/16	40,364
150,000		Realty Income Corp	2.000	01/31/18	151,248
75,000		Realty Income Corp	5.750	01/15/21	86,303
200,000		Realty Income Corp	3.250	10/15/22	205,129
500,000		Realty Income Corp	4.650	08/01/23	551,358
200,000		Realty Income Corp	4.125	10/15/26	214,074
89

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000		Regency Centers LP	5.875%	06/15/17	$8,315
250,000		Regency Centers LP	3.750	06/15/24	260,615
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	210,673
100,000		Select Income REIT	2.850	02/01/18	100,783
200,000		Select Income REIT	3.600	02/01/20	203,542
200,000		Select Income REIT	4.150	02/01/22	200,959
200,000		Select Income REIT	4.500	02/01/25	196,664
300,000		Senior Housing Properties Trust	3.250	05/01/19	301,247
100,000		Senior Housing Properties Trust	6.750	12/15/21	113,268
100,000		Simon Property Group LP	2.800	01/30/17	100,645
1,100,000		Simon Property Group LP	2.200	02/01/19	1,124,186
250,000		Simon Property Group LP	2.500	09/01/20	258,588
300,000		Simon Property Group LP	2.500	07/15/21	309,115
762,000		Simon Property Group LP	3.375	03/15/22	815,747
300,000		Simon Property Group LP	3.500	09/01/25	324,935
300,000		Simon Property Group LP	3.300	01/15/26	320,633
700,000		Simon Property Group LP	4.250	10/01/44	755,880
200,000		Sovran Acquisition LP	3.500	07/01/26	201,915
300,000		Tanger Properties LP	3.875	12/01/23	313,347
200,000		UDR, Inc	3.700	10/01/20	212,013
200,000		UDR, Inc	4.625	01/10/22	221,454
200,000		UDR, Inc	4.000	10/01/25	216,881
100,000	g,i	USB Realty Corp	1.775	12/30/49	79,875
175,000		Ventas Realty LP	2.000	02/15/18	175,894
300,000		Ventas Realty LP	4.750	06/01/21	333,773
350,000		Ventas Realty LP	3.250	08/15/22	361,761
200,000		Ventas Realty LP	3.125	06/15/23	204,062
350,000		Ventas Realty LP	3.750	05/01/24	365,996
120,000		Ventas Realty LP	4.125	01/15/26	129,020
300,000		Ventas Realty LP	4.375	02/01/45	295,678
200,000		Vornado Realty LP	2.500	06/30/19	203,762
100,000		Vornado Realty LP	5.000	01/15/22	108,978
195,000		Washington REIT	4.950	10/01/20	210,492
100,000		Washington REIT	3.950	10/15/22	101,402
100,000		Weingarten Realty Investors	3.375	10/15/22	101,978
100,000		Weingarten Realty Investors	3.500	04/15/23	100,935
200,000		Weingarten Realty Investors	4.450	01/15/24	212,711
700,000		Welltower, Inc	4.000	06/01/25	736,049
600,000		Welltower, Inc	4.250	04/01/26	645,340
500,000		Weyerhaeuser Co	7.375	10/01/19	574,725
200,000		Weyerhaeuser Co	4.625	09/15/23	222,957
400,000		Weyerhaeuser Co	7.375	03/15/32	529,430
200,000		WP Carey, Inc	4.600	04/01/24	205,285
200,000		WP Carey, Inc	4.000	02/01/25	194,405
		TOTAL REAL ESTATE			40,493,443

RETAILING - 0.7%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	133,198
250,000		Advance Auto Parts, Inc	4.500	12/01/23	268,627
900,000		Amazon.com, Inc	2.600	12/05/19	938,892
300,000		Amazon.com, Inc	3.300	12/05/21	323,725
600,000		Amazon.com, Inc	2.500	11/29/22	618,842
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Amazon.com, Inc	3.800%	12/05/24	$336,401
300,000	Amazon.com, Inc	4.800	12/05/34	353,051
600,000	Amazon.com, Inc	4.950	12/05/44	728,243
100,000	AutoNation, Inc	3.350	01/15/21	102,407
100,000	AutoNation, Inc	4.500	10/01/25	105,828
100,000	AutoZone, Inc	1.625	04/21/19	100,520
100,000	AutoZone, Inc	4.000	11/15/20	107,617
200,000	AutoZone, Inc	3.700	04/15/22	213,433
300,000	AutoZone, Inc	2.875	01/15/23	305,436
150,000	AutoZone, Inc	3.125	07/15/23	155,585
200,000	AutoZone, Inc	3.250	04/15/25	207,428
100,000	AutoZone, Inc	3.125	04/21/26	102,539
200,000	Bed Bath & Beyond, Inc	3.749	08/01/24	203,971
200,000	Bed Bath & Beyond, Inc	4.915	08/01/34	186,776
250,000	Bed Bath & Beyond, Inc	5.165	08/01/44	220,402
500,000	Best Buy Co, Inc	5.000	08/01/18	526,560
500,000	Costco Wholesale Corp	1.125	12/15/17	502,990
250,000	Costco Wholesale Corp	1.700	12/15/19	256,014
200,000	Costco Wholesale Corp	1.750	02/15/20	204,025
200,000	Costco Wholesale Corp	2.250	02/15/22	206,382
500,000	Dollar General Corp	1.875	04/15/18	505,331
300,000	Dollar General Corp	4.150	11/01/25	329,770
300,000	Enable Midstream Partners LP	2.400	05/15/19	281,697
300,000	Enable Midstream Partners LP	3.900	05/15/24	267,509
100,000	Enable Midstream Partners LP	5.000	05/15/44	79,058
250,000	Gap, Inc	5.950	04/12/21	262,062
500,000	Home Depot, Inc	2.000	06/15/19	514,198
400,000	Home Depot, Inc	3.950	09/15/20	440,308
500,000	Home Depot, Inc	2.000	04/01/21	513,592
350,000	Home Depot, Inc	4.400	04/01/21	394,652
400,000	Home Depot, Inc	2.625	06/01/22	418,670
500,000	Home Depot, Inc	2.700	04/01/23	524,695
300,000	Home Depot, Inc	3.750	02/15/24	336,412
100,000	Home Depot, Inc	3.350	09/15/25	109,034
900,000	Home Depot, Inc	3.000	04/01/26	956,998
960,000	Home Depot, Inc	5.875	12/16/36	1,311,511
500,000	Home Depot, Inc	4.200	04/01/43	564,328
300,000	Home Depot, Inc	4.875	02/15/44	369,792
500,000	Home Depot, Inc	4.400	03/15/45	579,813
600,000	Home Depot, Inc	4.250	04/01/46	685,783
500,000	JD.com, Inc	3.875	04/29/26	475,647
200,000	Kohl’s Corp	3.250	02/01/23	200,563
200,000	Kohl’s Corp	4.750	12/15/23	212,760
200,000	Kohl’s Corp	4.250	07/17/25	200,639
200,000	Kohl’s Corp	5.550	07/17/45	186,381
300,000	Lowe’s Cos, Inc	1.150	04/15/19	300,460
200,000	Lowe’s Cos, Inc	3.800	11/15/21	219,630
850,000	Lowe’s Cos, Inc	3.120	04/15/22	908,761
300,000	Lowe’s Cos, Inc	3.875	09/15/23	335,889
400,000	Lowe’s Cos, Inc	3.125	09/15/24	429,524
100,000	Lowe’s Cos, Inc	3.375	09/15/25	109,408
500,000	Lowe’s Cos, Inc	2.500	04/15/26	509,525
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Lowe’s Cos, Inc	6.875%	02/15/28	$277,518
175,000	Lowe’s Cos, Inc	5.500	10/15/35	218,228
150,000	Lowe’s Cos, Inc	5.800	04/15/40	197,071
150,000	Lowe’s Cos, Inc	5.125	11/15/41	184,719
100,000	Lowe’s Cos, Inc	4.650	04/15/42	116,606
300,000	Lowe’s Cos, Inc	5.000	09/15/43	367,929
200,000	Lowe’s Cos, Inc	4.250	09/15/44	222,656
200,000	Lowe’s Cos, Inc	4.375	09/15/45	229,350
575,000	Lowe’s Cos, Inc	3.700	04/15/46	591,659
200,000	Macy’s Retail Holdings, Inc	3.450	01/15/21	206,086
250,000	Macy’s Retail Holdings, Inc	3.875	01/15/22	257,055
125,000	Macy’s Retail Holdings, Inc	2.875	02/15/23	118,960
200,000	Macy’s Retail Holdings, Inc	4.375	09/01/23	207,835
300,000	Macy’s Retail Holdings, Inc	3.625	06/01/24	295,757
400,000	Macy’s Retail Holdings, Inc	6.900	04/01/29	439,799
200,000	Macy’s Retail Holdings, Inc	4.500	12/15/34	177,267
200,000	Macy’s Retail Holdings, Inc	6.375	03/15/37	202,454
200,000	Macy’s Retail Holdings, Inc	4.300	02/15/43	156,959
300,000	Nordstrom, Inc	6.250	01/15/18	321,247
30,000	Nordstrom, Inc	4.750	05/01/20	32,758
100,000	Nordstrom, Inc	4.000	10/15/21	106,934
531,000	Nordstrom, Inc	5.000	01/15/44	520,857
150,000	O’Reilly Automotive, Inc	4.875	01/14/21	167,315
100,000	O’Reilly Automotive, Inc	3.800	09/01/22	107,691
200,000	O’Reilly Automotive, Inc	3.850	06/15/23	215,714
300,000	Priceline Group, Inc	3.650	03/15/25	317,948
300,000	Priceline Group, Inc	3.600	06/01/26	308,866
200,000	QVC, Inc	3.125	04/01/19	205,318
100,000	QVC, Inc	5.125	07/02/22	107,820
100,000	QVC, Inc	4.375	03/15/23	100,633
200,000	QVC, Inc	4.850	04/01/24	207,116
200,000	QVC, Inc	4.450	02/15/25	201,202
150,000	QVC, Inc	5.950	03/15/43	138,834
150,000	Staples, Inc	2.750	01/12/18	150,658
150,000	Staples, Inc	4.375	01/12/23	152,780
1,150,000	Target Corp	3.875	07/15/20	1,257,057
900,000	Target Corp	2.900	01/15/22	955,774
500,000	Target Corp	3.500	07/01/24	554,280
400,000	Target Corp	2.500	04/15/26	410,334
850,000	Target Corp	4.000	07/01/42	919,411
225,000	Target Corp	3.625	04/15/46	230,883
105,000	TJX Cos, Inc	6.950	04/15/19	120,970
300,000	TJX Cos, Inc	2.750	06/15/21	316,859
300,000	TJX Cos, Inc	2.500	05/15/23	312,307
200,000	Under Armour, Inc	3.250	06/15/26	202,172
350,000	Wal-Mart Stores, Inc	1.125	04/11/18	351,773
300,000	Wal-Mart Stores, Inc	1.950	12/15/18	308,179
1,400,000	Wal-Mart Stores, Inc	3.250	10/25/20	1,514,674
1,950,000	Wal-Mart Stores, Inc	4.250	04/15/21	2,210,325
1,000,000	Wal-Mart Stores, Inc	2.550	04/11/23	1,043,886
800,000	Wal-Mart Stores, Inc	3.300	04/22/24	876,742
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	105,325
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,095,000	Wal-Mart Stores, Inc	5.250%	09/01/35	$1,439,190
160,000	Wal-Mart Stores, Inc	6.500	08/15/37	232,016
900,000	Wal-Mart Stores, Inc	6.200	04/15/38	1,274,440
65,000	Wal-Mart Stores, Inc	5.625	04/01/40	87,479
345,000	Wal-Mart Stores, Inc	5.000	10/25/40	431,779
850,000	Wal-Mart Stores, Inc	4.000	04/11/43	944,180
900,000	Wal-Mart Stores, Inc	4.750	10/02/43	1,109,570
650,000	Wal-Mart Stores, Inc	4.300	04/22/44	760,629
	TOTAL RETAILING			46,745,125

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
200,000	Altera Corp	1.750	05/15/17	201,642
200,000	Altera Corp	4.100	11/15/23	227,452
500,000	Analog Devices, Inc	2.875	06/01/23	524,388
200,000	Analog Devices, Inc	5.300	12/15/45	241,121
1,475,000	Intel Corp	1.350	12/15/17	1,483,763
250,000	Intel Corp	2.450	07/29/20	260,005
400,000	Intel Corp	1.700	05/19/21	404,431
500,000	Intel Corp	3.100	07/29/22	535,435
1,250,000	Intel Corp	2.700	12/15/22	1,307,934
250,000	Intel Corp	3.700	07/29/25	277,813
400,000	Intel Corp	2.600	05/19/26	406,273
500,000	Intel Corp	4.000	12/15/32	541,208
500,000	Intel Corp	4.800	10/01/41	568,243
975,000	Intel Corp	4.900	07/29/45	1,138,448
400,000	Intel Corp	4.100	05/19/46	417,691
200,000	Maxim Integrated Products, Inc	2.500	11/15/18	203,474
200,000	Maxim Integrated Products, Inc	3.375	03/15/23	207,002
200,000	Texas Instruments, Inc	1.000	05/01/18	200,571
200,000	Texas Instruments, Inc	1.650	08/03/19	202,633
300,000	Texas Instruments, Inc	1.750	05/01/20	304,588
200,000	Texas Instruments, Inc	2.750	03/12/21	213,159
200,000	Texas Instruments, Inc	2.250	05/01/23	203,121
400,000	Xilinx, Inc	3.000	03/15/21	418,302
	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			10,488,697

SOFTWARE & SERVICES - 0.9%
20,000	Adobe Systems, Inc	4.750	02/01/20	22,112
275,000	Adobe Systems, Inc	3.250	02/01/25	289,728
200,000	Autodesk, Inc	1.950	12/15/17	200,483
250,000	Autodesk, Inc	4.375	06/15/25	261,417
500,000	Automatic Data Processing, Inc	2.250	09/15/20	519,535
500,000	Automatic Data Processing, Inc	3.375	09/15/25	546,551
300,000	Baidu, Inc	2.250	11/28/17	302,710
750,000	Baidu, Inc	2.750	06/09/19	760,244
300,000	Baidu, Inc	3.000	06/30/20	306,242
200,000	Baidu, Inc	3.500	11/28/22	204,545
300,000	Baidu, Inc	4.125	06/30/25	314,446
250,000	CA, Inc	2.875	08/15/18	254,990
300,000	CA, Inc	5.375	12/01/19	329,683
200,000	CDK Global, Inc	3.300	10/15/19	200,430
200,000	Computer Sciences Corp	4.450	09/15/22	213,240
93

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Electronic Arts, Inc	3.700%	03/01/21	$314,583
300,000		Expedia, Inc	7.456	08/15/18	331,761
300,000		Expedia, Inc	4.500	08/15/24	308,322
200,000	g	Expedia, Inc	5.000	02/15/26	207,443
275,000		Fidelity National Information Services, Inc	1.450	06/05/17	274,678
250,000		Fidelity National Information Services, Inc	2.000	04/15/18	251,244
500,000		Fidelity National Information Services, Inc	2.850	10/15/18	513,143
500,000		Fidelity National Information Services, Inc	4.500	10/15/22	553,836
600,000		Fidelity National Information Services, Inc	3.875	06/05/24	634,633
500,000		Fidelity National Information Services, Inc	5.000	10/15/25	567,880
550,000		Fiserv, Inc	3.500	10/01/22	582,872
500,000		Fiserv, Inc	3.850	06/01/25	534,734
1,000,000		International Business Machines Corp	5.700	09/14/17	1,056,399
400,000		International Business Machines Corp	1.250	02/08/18	402,478
500,000		International Business Machines Corp	1.950	02/12/19	512,294
200,000		International Business Machines Corp	1.875	05/15/19	203,812
250,000		International Business Machines Corp	1.800	05/17/19	254,387
800,000		International Business Machines Corp	8.375	11/01/19	982,758
300,000		International Business Machines Corp	1.625	05/15/20	303,785
250,000		International Business Machines Corp	2.250	02/19/21	257,816
500,000		International Business Machines Corp	2.900	11/01/21	532,492
300,000		International Business Machines Corp	1.875	08/01/22	298,648
500,000		International Business Machines Corp	2.875	11/09/22	530,116
700,000		International Business Machines Corp	3.375	08/01/23	759,471
500,000		International Business Machines Corp	3.625	02/12/24	547,015
400,000		International Business Machines Corp	7.000	10/30/25	544,080
500,000		International Business Machines Corp	3.450	02/19/26	544,085
19,000		International Business Machines Corp	5.600	11/30/39	24,102
835,000		International Business Machines Corp	4.000	06/20/42	888,432
500,000		International Business Machines Corp	4.700	02/19/46	575,422
200,000		Juniper Networks, Inc	3.125	02/26/19	205,701
175,000		Juniper Networks, Inc	4.600	03/15/21	187,861
200,000		Juniper Networks, Inc	4.500	03/15/24	211,927
250,000		Juniper Networks, Inc	4.350	06/15/25	258,568
475,000		Microsoft Corp	0.875	11/15/17	475,621
500,000		Microsoft Corp	1.300	11/03/18	505,260
400,000		Microsoft Corp	1.625	12/06/18	406,970
925,000		Microsoft Corp	4.200	06/01/19	1,010,719
300,000		Microsoft Corp	1.850	02/12/20	306,636
540,000		Microsoft Corp	3.000	10/01/20	576,961
500,000		Microsoft Corp	2.000	11/03/20	512,810
450,000		Microsoft Corp	4.000	02/08/21	503,232
1,300,000		Microsoft Corp	2.375	02/12/22	1,343,918
500,000		Microsoft Corp	2.650	11/03/22	522,641
400,000		Microsoft Corp	2.125	11/15/22	406,484
400,000		Microsoft Corp	3.625	12/15/23	443,484
500,000		Microsoft Corp	2.700	02/12/25	517,152
750,000		Microsoft Corp	3.125	11/03/25	803,002
925,000		Microsoft Corp	4.200	11/03/35	1,039,059
500,000		Microsoft Corp	3.500	11/15/42	493,161
300,000		Microsoft Corp	3.750	05/01/43	303,742
750,000		Microsoft Corp	3.750	02/12/45	762,700
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$575,000		Microsoft Corp	4.450%	11/03/45	$646,713
1,750,000		Microsoft Corp	4.000	02/12/55	1,752,053
500,000		Microsoft Corp	4.750	11/03/55	566,176
320,000		Oracle Corp	5.750	04/15/18	346,416
750,000		Oracle Corp	2.375	01/15/19	772,180
750,000		Oracle Corp	2.250	10/08/19	774,070
1,365,000		Oracle Corp	3.875	07/15/20	1,494,609
500,000		Oracle Corp	2.800	07/08/21	524,870
1,000,000	h	Oracle Corp	1.900	09/15/21	1,003,890
1,300,000		Oracle Corp	2.500	05/15/22	1,328,391
1,725,000		Oracle Corp	2.500	10/15/22	1,765,855
1,000,000	h	Oracle Corp	2.400	09/15/23	1,004,748
750,000		Oracle Corp	3.400	07/08/24	804,005
1,250,000		Oracle Corp	2.950	05/15/25	1,299,740
1,500,000	h	Oracle Corp	2.650	07/15/26	1,501,715
400,000		Oracle Corp	3.250	05/15/30	413,822
1,250,000		Oracle Corp	4.300	07/08/34	1,331,844
500,000		Oracle Corp	3.900	05/15/35	510,490
1,000,000	h	Oracle Corp	3.850	07/15/36	1,003,181
470,000		Oracle Corp	6.125	07/08/39	620,425
500,000		Oracle Corp	4.500	07/08/44	563,005
500,000		Oracle Corp	4.125	05/15/45	515,767
1,000,000	h	Oracle Corp	4.000	07/15/46	1,007,574
500,000		Oracle Corp	4.375	05/15/55	525,623
250,000		Symantec Corp	2.750	06/15/17	251,243
200,000		Symantec Corp	3.950	06/15/22	202,796
250,000		Total System Services, Inc	2.375	06/01/18	251,925
250,000		Total System Services, Inc	3.800	04/01/21	264,755
125,000		Total System Services, Inc	3.750	06/01/23	126,971
300,000		Total System Services, Inc	4.800	04/01/26	325,474
20,000		Western Union Co	5.930	10/01/16	20,196
500,000		Western Union Co	2.875	12/10/17	508,408
100,000		Western Union Co	3.650	08/22/18	103,918
400,000		Western Union Co	5.253	04/01/20	441,495
100,000		Xerox Corp	2.950	03/15/17	100,867
250,000		Xerox Corp	6.350	05/15/18	267,314
100,000		Xerox Corp	2.750	03/15/19	99,428
700,000		Xerox Corp	5.625	12/15/19	750,378
200,000		Xerox Corp	2.800	05/15/20	192,593
500,000		Xerox Corp	2.750	09/01/20	481,993
200,000		Xerox Corp	6.750	12/15/39	191,961
		TOTAL SOFTWARE & SERVICES			57,475,563

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
100,000		Alphabet, Inc	3.625	05/19/21	110,286
500,000		Alphabet, Inc	3.375	02/25/24	549,246
200,000		Amphenol Corp	2.550	01/30/19	203,459
125,000		Amphenol Corp	3.125	09/15/21	129,229
150,000		Amphenol Corp	4.000	02/01/22	159,459
1,250,000		Apple, Inc	1.050	05/05/17	1,252,956
500,000		Apple, Inc	1.300	02/23/18	503,397
325,000		Apple, Inc	1.700	02/22/19	330,810
95

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Apple, Inc	2.100%	05/06/19	$1,028,679
1,500,000		Apple, Inc	2.250	02/23/21	1,543,477
1,750,000		Apple, Inc	2.850	05/06/21	1,848,462
750,000		Apple, Inc	2.150	02/09/22	764,474
750,000		Apple, Inc	2.700	05/13/22	783,513
400,000		Apple, Inc	2.850	02/23/23	420,356
2,250,000		Apple, Inc	3.450	05/06/24	2,446,497
750,000		Apple, Inc	2.500	02/09/25	762,159
750,000		Apple, Inc	3.200	05/13/25	795,201
1,350,000		Apple, Inc	3.250	02/23/26	1,434,452
375,000		Apple, Inc	4.500	02/23/36	422,300
750,000		Apple, Inc	4.450	05/06/44	819,912
1,350,000		Apple, Inc	3.450	02/09/45	1,270,254
800,000		Apple, Inc	4.375	05/13/45	872,216
1,250,000		Apple, Inc	4.650	02/23/46	1,408,260
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,299
975,000		CC Holdings GS V LLC	3.849	04/15/23	1,040,145
300,000		Cisco Systems, Inc	1.400	02/28/18	302,717
400,000		Cisco Systems, Inc	1.650	06/15/18	405,201
300,000		Cisco Systems, Inc	1.600	02/28/19	304,515
1,900,000		Cisco Systems, Inc	4.450	01/15/20	2,098,827
400,000		Cisco Systems, Inc	2.450	06/15/20	416,540
400,000		Cisco Systems, Inc	2.200	02/28/21	412,118
1,250,000		Cisco Systems, Inc	2.900	03/04/21	1,327,714
400,000		Cisco Systems, Inc	3.000	06/15/22	429,992
500,000		Cisco Systems, Inc	2.600	02/28/23	526,965
1,100,000		Cisco Systems, Inc	3.625	03/04/24	1,233,537
400,000		Cisco Systems, Inc	3.500	06/15/25	448,617
500,000		Cisco Systems, Inc	2.950	02/28/26	530,241
600,000		Cisco Systems, Inc	5.900	02/15/39	814,964
1,000,000	g	Diamond Finance Corp	5.450	06/15/23	1,036,926
1,000,000	g	Diamond Finance Corp	6.020	06/15/26	1,037,503
1,000,000	g	Diamond Finance Corp	8.350	07/15/46	1,077,500
900,000		EMC Corp	1.875	06/01/18	882,064
400,000		EMC Corp	2.650	06/01/20	381,851
400,000		EMC Corp	3.375	06/01/23	364,334
300,000		Flextronics International Ltd	4.750	06/15/25	303,000
750,000		General Electric Co	5.250	12/06/17	795,128
1,725,000		General Electric Co	2.700	10/09/22	1,810,636
2,875,000		General Electric Co	4.125	10/09/42	3,164,518
250,000		General Electric Co	4.500	03/11/44	290,267
300,000		Harris Corp	1.999	04/27/18	301,527
205,000		Harris Corp	2.700	04/27/20	207,912
300,000		Harris Corp	4.400	12/15/20	323,985
300,000		Harris Corp	4.854	04/27/35	329,508
300,000		Harris Corp	5.054	04/27/45	340,501
750,000	g	Hewlett Packard Enterprise Co	4.400	10/15/22	802,947
750,000	g	Hewlett Packard Enterprise Co	6.200	10/15/35	758,872
750,000	g	Hewlett Packard Enterprise Co	6.350	10/15/45	744,998
113,000		Hewlett-Packard Co	3.750	12/01/20	119,374
200,000		Hewlett-Packard Co	4.375	09/15/21	215,454
100,000		Hewlett-Packard Co	4.650	12/09/21	108,149
96

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Hewlett-Packard Co	4.050%	09/15/22	$212,052
850,000		Hewlett-Packard Co	6.000	09/15/41	818,008
750,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	767,967
1,475,000	g	Hewlett-Packard Enterprise Co	3.600	10/15/20	1,539,720
1,000,000	g	Hewlett-Packard Enterprise Co	4.900	10/15/25	1,045,307
200,000		Ingram Micro, Inc	5.000	08/10/22	202,810
547,000		Koninklijke Philips Electronics NV	5.750	03/11/18	584,939
100,000		Koninklijke Philips Electronics NV	6.875	03/11/38	130,137
300,000		Koninklijke Philips Electronics NV	5.000	03/15/42	332,323
40,000		L-3 Communications Corp	3.950	11/15/16	40,418
100,000		L-3 Communications Corp	1.500	05/28/17	100,027
420,000		L-3 Communications Corp	5.200	10/15/19	457,885
300,000		L-3 Communications Corp	4.950	02/15/21	328,108
52,000		L-3 Communications Corp	3.950	05/28/24	54,734
100,000		Lexmark International, Inc	6.650	06/01/18	106,423
100,000		Lexmark International, Inc	5.125	03/15/20	104,239
100,000		Motorola Solutions, Inc	3.500	09/01/21	102,410
200,000		Motorola Solutions, Inc	3.750	05/15/22	199,936
250,000		Motorola Solutions, Inc	3.500	03/01/23	241,376
200,000		Motorola Solutions, Inc	4.000	09/01/24	195,700
200,000		Motorola Solutions, Inc	5.500	09/01/44	180,191
200,000		NetApp, Inc	2.000	12/15/17	200,910
200,000		NetApp, Inc	3.375	06/15/21	203,259
200,000		NetApp, Inc	3.250	12/15/22	200,768
500,000		Pitney Bowes, Inc	4.625	03/15/24	527,810
500,000		QUALCOMM, Inc	1.400	05/18/18	504,384
500,000		QUALCOMM, Inc	2.250	05/20/20	516,380
500,000		QUALCOMM, Inc	3.000	05/20/22	527,721
500,000		QUALCOMM, Inc	3.450	05/20/25	531,649
500,000		QUALCOMM, Inc	4.650	05/20/35	540,270
500,000		QUALCOMM, Inc	4.800	05/20/45	520,928
750,000		Seagate HDD Cayman	4.750	01/01/25	593,438
200,000	h	Seagate HDD Cayman	4.875	06/01/27	144,500
200,000		Seagate HDD Cayman	5.750	12/01/34	140,500
100,000		Tech Data Corp	3.750	09/21/17	102,469
200,000		Telefonaktiebolaget LM Ericsson	4.125	05/15/22	216,408
225,000		Tyco Electronics Group S.A.	6.550	10/01/17	239,191
200,000		Tyco Electronics Group S.A.	2.375	12/17/18	202,960
200,000		Tyco Electronics Group S.A.	2.350	08/01/19	203,037
250,000		Tyco Electronics Group S.A.	3.500	02/03/22	264,214
200,000		Tyco Electronics Group S.A.	3.450	08/01/24	210,009
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	105,466
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			60,090,381

TELECOMMUNICATION SERVICES - 1.4%
500,000		Alibaba Group Holding Ltd	1.625	11/28/17	501,052
500,000		Alibaba Group Holding Ltd	2.500	11/28/19	505,845
500,000		Alibaba Group Holding Ltd	3.125	11/28/21	511,328
500,000		Alibaba Group Holding Ltd	3.600	11/28/24	510,585
500,000		Alibaba Group Holding Ltd	4.500	11/28/34	519,794
1,430,000		America Movil SAB de C.V.	5.000	03/30/20	1,584,604
950,000		America Movil SAB de C.V.	3.125	07/16/22	974,846
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$440,000	America Movil SAB de C.V.	6.125%	03/30/40	$539,799
825,000	America Movil SAB de C.V.	4.375	07/16/42	834,300
1,150,000	American Tower Corp	4.500	01/15/18	1,199,772
150,000	American Tower Corp	3.300	02/15/21	156,496
200,000	American Tower Corp	3.450	09/15/21	208,196
200,000	American Tower Corp	4.700	03/15/22	220,732
250,000	American Tower Corp	3.500	01/31/23	258,724
800,000	American Tower Corp	5.000	02/15/24	904,258
300,000	American Tower Corp	4.000	06/01/25	319,189
200,000	American Tower Corp	4.400	02/15/26	217,246
200,000	American Tower Corp	3.375	10/15/26	201,148
750,000	AT&T, Inc	1.700	06/01/17	753,082
325,000	AT&T, Inc	1.400	12/01/17	325,525
500,000	AT&T, Inc	1.750	01/15/18	502,728
300,000	AT&T, Inc	2.375	11/27/18	306,161
950,000	AT&T, Inc	5.800	02/15/19	1,052,937
1,000,000	AT&T, Inc	2.300	03/11/19	1,021,464
285,000	AT&T, Inc	5.200	03/15/20	318,865
900,000	AT&T, Inc	2.450	06/30/20	918,945
500,000	AT&T, Inc	4.600	02/15/21	547,196
1,250,000	AT&T, Inc	2.800	02/17/21	1,282,681
1,050,000	AT&T, Inc	5.000	03/01/21	1,175,856
500,000	AT&T, Inc	4.450	05/15/21	549,149
4,300,000	AT&T, Inc	3.000	02/15/22	4,385,729
250,000	AT&T, Inc	3.800	03/15/22	266,321
1,500,000	AT&T, Inc	3.000	06/30/22	1,536,307
1,250,000	AT&T, Inc	3.600	02/17/23	1,308,456
1,000,000	AT&T, Inc	4.450	04/01/24	1,095,193
800,000	AT&T, Inc	3.950	01/15/25	846,652
1,500,000	AT&T, Inc	3.400	05/15/25	1,535,086
1,250,000	AT&T, Inc	4.125	02/17/26	1,342,803
1,175,000	AT&T, Inc	4.500	05/15/35	1,200,687
145,000	AT&T, Inc	6.000	08/15/40	169,439
922,000	AT&T, Inc	5.350	09/01/40	1,009,170
100,000	AT&T, Inc	6.375	03/01/41	121,767
1,200,000	AT&T, Inc	5.550	08/15/41	1,345,877
550,000	AT&T, Inc	5.150	03/15/42	592,056
2,066,000	AT&T, Inc	4.300	12/15/42	1,980,094
1,250,000	AT&T, Inc	4.800	06/15/44	1,287,879
1,854,000	AT&T, Inc	4.350	06/15/45	1,797,703
1,025,000	AT&T, Inc	4.750	05/15/46	1,050,570
750,000	AT&T, Inc	5.650	02/15/47	857,990
400,000	British Telecommunications plc	5.950	01/15/18	428,112
1,000,000	British Telecommunications plc	2.350	02/14/19	1,021,486
650,000	British Telecommunications plc	9.375	12/15/30	998,462
350,000	Crown Castle International Corp	3.400	02/15/21	365,414
750,000	Crown Castle International Corp	4.450	02/15/26	814,625
125,000	Crown Castle International Corp	3.700	06/15/26	128,648
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	953,516
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,115,011
600,000	Embarq Corp	7.995	06/01/36	600,750
1,200,000	France Telecom S.A.	4.125	09/14/21	1,324,458
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$745,000	France Telecom S.A.	9.000%	03/01/31	$1,154,494
100,000	France Telecom S.A.	5.375	01/13/42	124,699
250,000	Koninklijke KPN NV	8.375	10/01/30	345,991
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	150,356
400,000	Orange S.A.	5.500	02/06/44	503,852
300,000	Qwest Corp	6.500	06/01/17	310,875
400,000	Qwest Corp	6.750	12/01/21	432,000
600,000	Rogers Communications, Inc	6.800	08/15/18	664,462
200,000	Rogers Communications, Inc	4.100	10/01/23	222,291
300,000	Rogers Communications, Inc	3.625	12/15/25	320,669
125,000	Rogers Communications, Inc	4.500	03/15/43	131,427
300,000	Rogers Communications, Inc	5.450	10/01/43	357,566
600,000	Rogers Communications, Inc	5.000	03/15/44	678,814
900,000	Telefonica Emisiones SAU	3.192	04/27/18	924,102
2,020,000	Telefonica Emisiones SAU	5.134	04/27/20	2,229,922
500,000	Telefonica Emisiones SAU	4.570	04/27/23	553,730
300,000	Telefonica Emisiones SAU	7.045	06/20/36	385,392
392,000	Telefonica Europe BV	8.250	09/15/30	559,285
100,000	Telefonos de Mexico SAB de C.V.	5.500	11/15/19	111,777
500,000	Verizon Communications, Inc	1.350	06/09/17	501,321
200,000	Verizon Communications, Inc	2.550	06/17/19	207,208
6,234,000	Verizon Communications, Inc	2.625	02/21/20	6,448,088
2,500,000	Verizon Communications, Inc	4.500	09/15/20	2,775,790
500,000	Verizon Communications, Inc	3.450	03/15/21	535,771
950,000	Verizon Communications, Inc	3.500	11/01/21	1,023,794
1,350,000	Verizon Communications, Inc	4.150	03/15/24	1,489,007
2,500,000	Verizon Communications, Inc	3.500	11/01/24	2,663,758
475,000	Verizon Communications, Inc	5.050	03/15/34	527,468
1,500,000	Verizon Communications, Inc	4.400	11/01/34	1,547,538
2,600,000	Verizon Communications, Inc	4.272	01/15/36	2,657,842
300,000	Verizon Communications, Inc	6.000	04/01/41	373,508
1,150,000	Verizon Communications, Inc	4.750	11/01/41	1,227,047
1,425,000	Verizon Communications, Inc	3.850	11/01/42	1,343,239
1,818,000	Verizon Communications, Inc	4.522	09/15/48	1,877,876
2,676,000	Verizon Communications, Inc	5.012	08/21/54	2,841,735
3,154,000	Verizon Communications, Inc	4.672	03/15/55	3,186,076
400,000	Vodafone Group plc	1.500	02/19/18	399,789
1,500,000	Vodafone Group plc	5.450	06/10/19	1,656,797
650,000	Vodafone Group plc	4.375	03/16/21	712,465
500,000	Vodafone Group plc	2.500	09/26/22	493,215
800,000	Vodafone Group plc	2.950	02/19/23	806,904
150,000	Vodafone Group plc	6.150	02/27/37	174,894
700,000	Vodafone Group plc	4.375	02/19/43	660,416
	TOTAL TELECOMMUNICATION SERVICES			96,696,014

TRANSPORTATION - 0.7%
100,000	ABB Finance USA, Inc	1.625	05/08/17	100,424
500,000	ABB Finance USA, Inc	2.875	05/08/22	520,970
150,000	ABB Finance USA, Inc	4.375	05/08/42	170,741
175,000	American Airlines 2016-2 Class AA Pass Through Trust	3.200	06/15/28	180,936
336,063	American Airlines Pass Through Trust	4.950	01/15/23	365,468
437,724	American Airlines Pass Through Trust	4.000	07/15/25	461,799
99

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$274,018	American Airlines Pass Through Trust	3.700%	10/01/26	$284,978
286,352	American Airlines Pass Through Trust	3.375	05/01/27	288,128
200,000	American Airlines Pass Through Trust	3.600	09/22/27	210,250
200,000	American Airlines Pass Through Trust	3.575	01/15/28	211,444
700,000	Boeing Capital Corp	2.900	08/15/18	727,204
625,000	Boeing Co	0.950	05/15/18	625,463
200,000	Boeing Co	2.200	10/30/22	205,357
500,000	Boeing Co	2.850	10/30/24	528,266
400,000	Boeing Co	2.600	10/30/25	416,732
200,000	Boeing Co	2.250	06/15/26	201,029
100,000	Boeing Co	3.300	03/01/35	101,746
350,000	Boeing Co	5.875	02/15/40	487,366
100,000	Boeing Co	3.500	03/01/45	102,134
300,000	Boeing Co	3.375	06/15/46	301,351
555,000	Burlington Northern Santa Fe LLC	4.700	10/01/19	613,680
500,000	Burlington Northern Santa Fe LLC	4.100	06/01/21	552,826
300,000	Burlington Northern Santa Fe LLC	3.050	03/15/22	319,871
150,000	Burlington Northern Santa Fe LLC	3.050	09/01/22	159,724
500,000	Burlington Northern Santa Fe LLC	3.850	09/01/23	556,564
500,000	Burlington Northern Santa Fe LLC	3.750	04/01/24	552,694
150,000	Burlington Northern Santa Fe LLC	3.400	09/01/24	163,677
300,000	Burlington Northern Santa Fe LLC	3.000	04/01/25	317,706
200,000	Burlington Northern Santa Fe LLC	3.650	09/01/25	222,305
360,000	Burlington Northern Santa Fe LLC	5.750	05/01/40	462,057
250,000	Burlington Northern Santa Fe LLC	5.050	03/01/41	300,961
200,000	Burlington Northern Santa Fe LLC	4.400	03/15/42	222,241
200,000	Burlington Northern Santa Fe LLC	4.450	03/15/43	223,847
500,000	Burlington Northern Santa Fe LLC	5.150	09/01/43	610,645
500,000	Burlington Northern Santa Fe LLC	4.900	04/01/44	596,953
300,000	Burlington Northern Santa Fe LLC	4.550	09/01/44	345,294
500,000	Burlington Northern Santa Fe LLC	4.150	04/01/45	544,912
200,000	Burlington Northern Santa Fe LLC	4.700	09/01/45	235,358
250,000	Burlington Northern Santa Fe LLC	3.900	08/01/46	263,876
200,000	Canadian National Railway Co	5.550	05/15/18	215,586
200,000	Canadian National Railway Co	5.550	03/01/19	222,150
100,000	Canadian National Railway Co	2.850	12/15/21	105,487
300,000	Canadian National Railway Co	2.250	11/15/22	304,804
200,000	Canadian National Railway Co	2.950	11/21/24	212,255
200,000	Canadian National Railway Co	6.900	07/15/28	285,076
200,000	Canadian National Railway Co	6.250	08/01/34	270,514
250,000	Canadian National Railway Co	3.500	11/15/42	248,181
100,000	Canadian National Railway Co	4.500	11/07/43	115,730
200,000	Canadian Pacific Railway Co	7.250	05/15/19	230,198
300,000	Canadian Pacific Railway Co	2.900	02/01/25	304,784
500,000	Canadian Pacific Railway Co	3.700	02/01/26	536,574
200,000	Canadian Pacific Railway Co	7.125	10/15/31	280,381
250,000	Canadian Pacific Railway Co	5.950	05/15/37	312,283
100,000	Canadian Pacific Railway Co	5.750	01/15/42	122,291
100,000	Canadian Pacific Railway Co	4.800	08/01/45	115,372
200,000	Canadian Pacific Railway Co	6.125	09/15/15	249,558
200,000	Carnival Corp	1.875	12/15/17	201,854
200,000	Carnival Corp	3.950	10/15/20	215,767
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$352,787		Continental Airlines, Inc	4.750%	01/12/21	$375,629
26,260		Continental Airlines, Inc	5.983	04/19/22	29,412
426,172		Continental Airlines, Inc	4.150	04/11/24	450,677
174,417		Continental Airlines, Inc	4.000	10/29/24	183,138
850,000		CSX Corp	7.375	02/01/19	975,684
125,000		CSX Corp	3.700	11/01/23	135,202
300,000		CSX Corp	3.400	08/01/24	322,564
200,000		CSX Corp	3.350	11/01/25	212,655
100,000		CSX Corp	6.000	10/01/36	127,654
200,000		CSX Corp	6.150	05/01/37	261,945
400,000		CSX Corp	5.500	04/15/41	512,661
350,000		CSX Corp	4.400	03/01/43	387,998
100,000		CSX Corp	4.100	03/15/44	106,905
200,000		CSX Corp	3.950	05/01/50	200,351
300,000		CSX Corp	4.500	08/01/54	321,563
122,524		Delta Air Lines	3.625	07/30/27	129,263
278,907		Delta Air Lines, Inc	5.300	04/15/19	297,036
146,443		Delta Air Lines, Inc	4.750	05/07/20	155,230
134,000		FedEx Corp	8.000	01/15/19	155,720
100,000		FedEx Corp	2.300	02/01/20	102,389
300,000		FedEx Corp	4.000	01/15/24	327,940
100,000		FedEx Corp	3.200	02/01/25	104,165
300,000		FedEx Corp	3.250	04/01/26	312,568
1,000,000		FedEx Corp	4.900	01/15/34	1,135,634
200,000		FedEx Corp	3.900	02/01/35	203,424
200,000		FedEx Corp	3.875	08/01/42	196,444
750,000		FedEx Corp	4.750	11/15/45	836,396
300,000		FedEx Corp	4.550	04/01/46	325,760
200,000		FedEx Corp	4.500	02/01/65	208,680
57,000		GATX Corp	3.500	07/15/16	57,033
100,000		GATX Corp	2.375	07/30/18	101,090
200,000		GATX Corp	2.500	03/15/19	202,274
100,000		GATX Corp	2.600	03/30/20	99,397
225,000		GATX Corp	5.200	03/15/44	233,254
225,403		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	223,712
100,000		JB Hunt Transport Services, Inc	2.400	03/15/19	101,045
200,000		JB Hunt Transport Services, Inc	3.300	08/15/22	208,724
100,000	g	Kansas City Southern	3.000	05/15/23	101,709
100,000		Kansas City Southern	3.125	06/01/26	102,097
100,000	g	Kansas City Southern	4.300	05/15/43	101,540
175,000	g	Kansas City Southern	4.950	08/15/45	196,648
210,000		Norfolk Southern Corp	5.750	04/01/18	226,155
100,000		Norfolk Southern Corp	3.250	12/01/21	105,743
250,000		Norfolk Southern Corp	3.000	04/01/22	260,998
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,334,224
200,000		Norfolk Southern Corp	3.850	01/15/24	219,211
81,000		Norfolk Southern Corp	5.590	05/17/25	98,223
200,000		Norfolk Southern Corp	2.900	06/15/26	205,166
16,000		Norfolk Southern Corp	4.837	10/01/41	18,270
750,000		Norfolk Southern Corp	3.950	10/01/42	774,350
200,000		Norfolk Southern Corp	4.800	08/15/43	233,494
300,000		Norfolk Southern Corp	4.450	06/15/45	330,833
101

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Norfolk Southern Corp	4.650%	01/15/46	$231,301
250,000	Northrop Grumman Corp	1.750	06/01/18	252,393
650,000	Northrop Grumman Corp	3.500	03/15/21	697,993
400,000	Northrop Grumman Corp	3.250	08/01/23	429,407
100,000	Northrop Grumman Corp	5.050	11/15/40	120,053
400,000	Northrop Grumman Corp	4.750	06/01/43	477,508
300,000	Northrop Grumman Corp	3.850	04/15/45	314,825
150,000	Ryder System, Inc	2.500	03/01/17	151,006
150,000	Ryder System, Inc	2.500	03/01/18	152,252
200,000	Ryder System, Inc	2.450	11/15/18	203,245
100,000	Ryder System, Inc	2.550	06/01/19	101,913
200,000	Ryder System, Inc	2.450	09/03/19	203,379
300,000	Ryder System, Inc	2.500	05/11/20	303,635
200,000	Ryder System, Inc	3.450	11/15/21	209,159
100,000	Southwest Airlines Co	2.750	11/06/19	103,378
400,000	Southwest Airlines Co	2.650	11/05/20	412,904
100,000	Spirit Airlines, Inc	4.100	04/01/28	101,500
100,000	Union Pacific Corp	2.250	02/15/19	102,744
200,000	Union Pacific Corp	2.250	06/19/20	205,893
331,000	Union Pacific Corp	4.163	07/15/22	372,550
500,000	Union Pacific Corp	2.950	01/15/23	529,557
277,000	Union Pacific Corp	3.646	02/15/24	306,400
200,000	Union Pacific Corp	3.750	03/15/24	222,553
200,000	Union Pacific Corp	3.250	01/15/25	216,705
200,000	Union Pacific Corp	3.250	08/15/25	218,226
200,000	Union Pacific Corp	2.750	03/01/26	208,793
100,000	Union Pacific Corp	3.375	02/01/35	100,804
100,000	Union Pacific Corp	4.750	09/15/41	117,575
100,000	Union Pacific Corp	4.300	06/15/42	110,665
150,000	Union Pacific Corp	4.250	04/15/43	165,384
250,000	Union Pacific Corp	4.750	12/15/43	295,015
200,000	Union Pacific Corp	4.821	02/01/44	241,794
200,000	Union Pacific Corp	4.850	06/15/44	239,046
200,000	Union Pacific Corp	4.050	11/15/45	216,757
200,000	Union Pacific Corp	3.875	02/01/55	204,002
300,000	Union Pacific Corp	4.375	11/15/65	321,054
193,133	Union Pacific Railroad Co	2.695	05/12/27	195,129
200,000	United Airlines 2016- Class AA Pass Through Trust	3.100	07/07/28	203,500
200,000	United Airlines 2016-, Cl A Pass Through Trust	3.450	07/07/28	205,000
278,122	United Airlines Pass Through Trust	4.300	08/15/25	300,024
291,271	United Airlines Pass Through Trust	3.750	09/03/26	308,019
200,000	United Airlines Pass Through Trust	3.450	12/01/27	208,500
100,000	United Parcel Service, Inc	1.125	10/01/17	100,412
100,000	United Parcel Service, Inc	5.500	01/15/18	107,026
300,000	United Parcel Service, Inc	5.125	04/01/19	331,902
1,105,000	United Parcel Service, Inc	3.125	01/15/21	1,184,671
1,400,000	United Parcel Service, Inc	2.450	10/01/22	1,455,695
35,000	United Parcel Service, Inc	6.200	01/15/38	50,230
450,000	United Parcel Service, Inc	3.625	10/01/42	476,798
159,253	US Airways Pass Through Trust	4.625	06/03/25	169,622
261,463	US Airways Pass Through Trust	3.950	11/15/25	275,843
	TOTAL TRANSPORTATION			47,369,438
102

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
UTILITIES - 2.5%
$370,000	AGL Capital Corp	5.250%	08/15/19	$404,821
275,000	AGL Capital Corp	3.875	11/15/25	295,531
400,000	AGL Capital Corp	3.250	06/15/26	409,049
275,000	AGL Capital Corp	4.400	06/01/43	281,467
475,000	Alabama Power Co	3.550	12/01/23	519,091
300,000	Alabama Power Co	5.200	06/01/41	370,754
200,000	Alabama Power Co	3.850	12/01/42	208,382
400,000	Alabama Power Co	3.750	03/01/45	416,279
300,000	Alabama Power Co	4.300	01/02/46	336,869
300,000	Ameren Corp	2.700	11/15/20	308,999
600,000	Ameren Illinois Co	2.700	09/01/22	622,857
200,000	Ameren Illinois Co	3.250	03/01/25	215,553
100,000	Ameren Illinois Co	4.800	12/15/43	121,673
200,000	Ameren Illinois Co	4.300	07/01/44	226,860
500,000	American Water Capital Corp	3.850	03/01/24	552,593
300,000	American Water Capital Corp	3.400	03/01/25	325,437
225,000	American Water Capital Corp	4.300	12/01/42	253,106
150,000	American Water Capital Corp	4.300	09/01/45	170,948
140,000	Appalachian Power Co	7.000	04/01/38	188,137
500,000	Appalachian Power Co	4.400	05/15/44	537,185
150,000	Arizona Public Service Co	8.750	03/01/19	177,732
200,000	Arizona Public Service Co	3.350	06/15/24	215,682
350,000	Arizona Public Service Co	4.500	04/01/42	405,039
200,000	Arizona Public Service Co	4.700	01/15/44	236,941
200,000	Arizona Public Service Co	4.350	11/15/45	226,854
100,000	Atmos Energy Corp	8.500	03/15/19	117,892
100,000	Atmos Energy Corp	5.500	06/15/41	127,421
125,000	Atmos Energy Corp	4.150	01/15/43	133,001
200,000	Atmos Energy Corp	4.125	10/15/44	218,179
100,000	Baltimore Gas & Electric Co	3.500	11/15/21	107,532
400,000	Baltimore Gas & Electric Co	3.350	07/01/23	423,147
200,000	Berkshire Hathaway Energy Co	1.100	05/15/17	200,443
200,000	Berkshire Hathaway Energy Co	2.000	11/15/18	203,309
325,000	Berkshire Hathaway Energy Co	2.400	02/01/20	333,856
200,000	Berkshire Hathaway Energy Co	3.750	11/15/23	218,634
350,000	Berkshire Hathaway Energy Co	3.500	02/01/25	377,655
200,000	Berkshire Hathaway Energy Co	5.150	11/15/43	242,568
500,000	Berkshire Hathaway Energy Co	4.500	02/01/45	561,669
100,000	Black Hills Corp	2.500	01/11/19	102,086
200,000	Black Hills Corp	4.250	11/30/23	218,202
100,000	Black Hills Corp	3.950	01/15/26	106,166
200,000	Brookfield Finance, Inc	4.250	06/02/26	204,563
785,000	Carolina Power & Light Co	5.300	01/15/19	864,302
350,000	Carolina Power & Light Co	3.000	09/15/21	373,632
150,000	Carolina Power & Light Co	2.800	05/15/22	157,134
100,000	Carolina Power & Light Co	4.100	05/15/42	109,515
300,000	Carolina Power & Light Co	4.100	03/15/43	328,096
400,000	CenterPoint Energy Houston Electric LLC	2.250	08/01/22	403,370
100,000	CenterPoint Energy Houston Electric LLC	6.950	03/15/33	142,782
100,000	CenterPoint Energy Houston Electric LLC	3.550	08/01/42	101,446
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		CenterPoint Energy Houston Electric LLC	4.500%	04/01/44	$354,181
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	459,040
200,000	g	Cleco Corporate Holdings LLC	3.743	05/01/26	205,649
200,000	g	Cleco Corporate Holdings LLC	4.973	05/01/46	210,194
203,000		Cleco Power LLC	6.000	12/01/40	255,364
200,000		CMS Energy Corp	3.875	03/01/24	217,600
100,000		CMS Energy Corp	3.600	11/15/25	106,240
100,000		CMS Energy Corp	4.700	03/31/43	113,006
300,000		Columbia Pipeline Group, Inc	2.450	06/01/18	300,967
300,000		Columbia Pipeline Group, Inc	3.300	06/01/20	310,201
300,000		Columbia Pipeline Group, Inc	4.500	06/01/25	322,624
300,000		Columbia Pipeline Group, Inc	5.800	06/01/45	346,442
300,000		Commonwealth Edison Co	2.150	01/15/19	305,988
775,000		Commonwealth Edison Co	4.000	08/01/20	843,519
200,000		Commonwealth Edison Co	3.100	11/01/24	212,963
250,000		Commonwealth Edison Co	2.550	06/15/26	254,312
387,000		Commonwealth Edison Co	5.900	03/15/36	515,722
200,000		Commonwealth Edison Co	3.800	10/01/42	208,222
300,000		Commonwealth Edison Co	4.600	08/15/43	353,278
300,000		Commonwealth Edison Co	4.700	01/15/44	361,261
100,000		Commonwealth Edison Co	3.700	03/01/45	102,591
250,000		Commonwealth Edison Co	3.650	06/15/46	256,110
200,000		Connecticut Light & Power Co	2.500	01/15/23	203,090
200,000		Connecticut Light & Power Co	4.300	04/15/44	228,368
250,000		Connecticut Light & Power Co	4.150	06/01/45	278,971
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	68,495
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,542,390
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	419,558
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	216,116
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	577,464
600,000		Consolidated Edison Co of New York, Inc	4.450	03/15/44	670,962
150,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	170,614
400,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	414,425
200,000		Consolidated Edison Co of New York, Inc	4.625	12/01/54	229,446
100,000		Consolidated Edison, Inc	2.000	05/15/21	101,060
230,000		Consumers Energy Co	6.125	03/15/19	260,772
150,000		Consumers Energy Co	2.850	05/15/22	156,182
200,000		Consumers Energy Co	3.375	08/15/23	213,506
100,000		Consumers Energy Co	3.125	08/31/24	106,040
250,000		Consumers Energy Co	3.950	05/15/43	270,955
200,000		Consumers Energy Co	4.100	11/15/45	225,235
100,000		Consumers Energy Co	4.350	08/31/64	110,813
200,000		Delmarva Power & Light Co	3.500	11/15/23	216,226
1,650,000	g	Diamond Finance Corp	3.480	06/01/19	1,690,276
1,175,000	g	Diamond Finance Corp	4.420	06/15/21	1,207,671
1,000,000	g	Diamond Finance Corp	8.100	07/15/36	1,078,514
150,000		Dominion Gas Holdings LLC	2.500	12/15/19	153,424
250,000		Dominion Gas Holdings LLC	2.800	11/15/20	258,359
200,000		Dominion Gas Holdings LLC	3.550	11/01/23	209,200
200,000		Dominion Gas Holdings LLC	3.600	12/15/24	211,527
200,000		Dominion Gas Holdings LLC	4.800	11/01/43	216,837
200,000		Dominion Gas Holdings LLC	4.600	12/15/44	208,306
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Dominion Resources, Inc	1.400%	09/15/17	$99,866
300,000		Dominion Resources, Inc	1.900	06/15/18	301,413
400,000	i	Dominion Resources, Inc (Step Bond)	2.962	07/01/19	407,214
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,878,221
200,000	i	Dominion Resources, Inc (Step Bond)	4.104	04/01/21	211,669
200,000		Dominion Resources, Inc	3.625	12/01/24	210,454
200,000		Dominion Resources, Inc	5.950	06/15/35	243,827
100,000		Dominion Resources, Inc	4.050	09/15/42	99,316
200,000		Dominion Resources, Inc	4.700	12/01/44	217,140
300,000	i	Dominion Resources, Inc	5.750	10/01/54	298,500
100,000		DTE Electric Co	3.700	06/01/46	105,656
200,000		DTE Energy Co	3.300	06/15/22	210,813
400,000		DTE Energy Electric Company	3.450	10/01/20	430,860
100,000		DTE Energy Electric Company	2.650	06/15/22	104,261
200,000		DTE Energy Electric Company	3.850	12/01/23	216,116
200,000		DTE Energy Electric Company	3.650	03/15/24	220,424
200,000		DTE Energy Electric Company	3.500	06/01/24	212,367
100,000		DTE Energy Electric Company	3.950	06/15/42	108,597
200,000		DTE Energy Electric Company	4.000	04/01/43	220,737
200,000		DTE Energy Electric Company	4.300	07/01/44	229,824
300,000		DTE Energy Electric Company	3.700	03/15/45	318,241
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	139,074
200,000		Duke Energy Carolinas LLC	2.500	03/15/23	207,052
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	538,860
300,000		Duke Energy Carolinas LLC	3.750	06/01/45	316,992
200,000		Duke Energy Carolinas LLC	3.875	03/15/46	214,990
500,000		Duke Energy Corp	2.100	06/15/18	504,432
746,000		Duke Energy Corp	5.050	09/15/19	822,321
300,000		Duke Energy Corp	3.050	08/15/22	311,766
300,000		Duke Energy Corp	3.950	10/15/23	325,149
300,000		Duke Energy Corp	4.800	12/15/45	347,584
300,000		Duke Energy Indiana LLC	3.750	05/15/46	311,679
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	273,664
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	240,122
200,000		Duke Energy Ohio, Inc	3.700	06/15/46	205,051
300,000		Duke Energy Progress LLC	3.250	08/15/25	324,484
300,000		Duke Energy Progress LLC	4.200	08/15/45	336,851
400,000		Duke Energy Progress, Inc	4.375	03/30/44	458,157
500,000		Duke Energy Progress, Inc	4.150	12/01/44	551,000
200,000		Edison International	2.950	03/15/23	205,058
200,000		El Paso Electric Co	5.000	12/01/44	229,542
50,000		Empresa Nacional de Electricidad S.A.	4.250	04/15/24	52,869
100,000		Enbridge, Inc	5.600	04/01/17	102,881
300,000		Enbridge, Inc	4.000	10/01/23	297,940
300,000		Enbridge, Inc	4.500	06/10/44	260,012
400,000		Energy Transfer Partners LP	6.125	02/15/17	410,338
500,000		Energy Transfer Partners LP	2.500	06/15/18	497,691
44,000		Energy Transfer Partners LP	9.700	03/15/19	49,816
500,000		Energy Transfer Partners LP	4.150	10/01/20	507,520
500,000		Energy Transfer Partners LP	4.650	06/01/21	516,454
200,000		Energy Transfer Partners LP	5.200	02/01/22	210,733
200,000		Energy Transfer Partners LP	3.600	02/01/23	191,719
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Energy Transfer Partners LP	4.900%	02/01/24	$511,386
400,000	Energy Transfer Partners LP	4.050	03/15/25	394,455
1,000,000	Energy Transfer Partners LP	4.750	01/15/26	1,032,201
400,000	Energy Transfer Partners LP	4.900	03/15/35	353,564
140,000	Energy Transfer Partners LP	7.500	07/01/38	154,648
450,000	Energy Transfer Partners LP	6.500	02/01/42	472,782
200,000	Energy Transfer Partners LP	5.150	02/01/43	178,868
200,000	Energy Transfer Partners LP	5.950	10/01/43	193,378
400,000	Energy Transfer Partners LP	5.150	03/15/45	363,699
500,000	Energy Transfer Partners LP	6.125	12/15/45	518,764
200,000	EnLink Midstream Partners LP	2.700	04/01/19	194,385
200,000	EnLink Midstream Partners LP	4.400	04/01/24	187,690
300,000	EnLink Midstream Partners LP	4.150	06/01/25	276,612
200,000	EnLink Midstream Partners LP	5.600	04/01/44	166,404
125,000	Entergy Arkansas, Inc	3.750	02/15/21	136,516
300,000	Entergy Arkansas, Inc	3.050	06/01/23	314,503
175,000	Entergy Arkansas, Inc	3.700	06/01/24	191,911
300,000	Entergy Arkansas, Inc	3.500	04/01/26	328,896
200,000	Entergy Arkansas, Inc	4.950	12/15/44	210,783
200,000	Entergy Corp	5.125	09/15/20	219,172
200,000	Entergy Corp	4.000	07/15/22	214,728
200,000	Entergy Louisiana LLC	4.050	09/01/23	222,903
200,000	Entergy Louisiana LLC	3.250	04/01/28	210,549
300,000	Entergy Louisiana LLC	4.950	01/15/45	316,395
200,000	Entergy Mississippi, Inc	2.850	06/01/28	203,293
225,000	Entergy Texas, Inc	7.125	02/01/19	254,856
300,000	EQT Midstream Partners LP	4.000	08/01/24	288,267
325,000	Exelon Corp	2.850	06/15/20	335,289
1,122,000	Exelon Corp	2.450	04/15/21	1,137,905
300,000	Exelon Corp	3.950	06/15/25	320,872
200,000	Exelon Corp	3.400	04/15/26	209,134
500,000	Exelon Corp	4.950	06/15/35	564,561
200,000	Exelon Corp	4.450	04/15/46	213,674
200,000	Exelon Generation Co LLC	2.950	01/15/20	205,749
200,000	Exelon Generation Co LLC	4.250	06/15/22	213,338
371,000	Exelon Generation Co LLC	5.600	06/15/42	388,829
400,000	Florida Power & Light Co	2.750	06/01/23	421,269
500,000	Florida Power & Light Co	3.250	06/01/24	537,619
300,000	Florida Power & Light Co	3.125	12/01/25	321,908
400,000	Florida Power & Light Co	5.250	02/01/41	514,568
100,000	Florida Power & Light Co	4.125	02/01/42	112,810
200,000	Florida Power & Light Co	4.050	06/01/42	223,723
450,000	Florida Power & Light Co	3.800	12/15/42	484,704
400,000	Florida Power & Light Co	4.050	10/01/44	452,706
29,000	Florida Power Corp	5.650	06/15/18	31,531
1,200,000	Florida Power Corp	3.100	08/15/21	1,277,432
165,000	Florida Power Corp	6.400	06/15/38	235,175
300,000	Florida Power Corp	3.850	11/15/42	317,242
900,000	Georgia Power Co	5.700	06/01/17	936,759
200,000	Georgia Power Co	1.950	12/01/18	203,434
100,000	Georgia Power Co	3.250	04/01/26	106,302
177,000	Georgia Power Co	5.950	02/01/39	231,152
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Georgia Power Co	4.300%	03/15/43	$764,987
200,000		Great Plains Energy, Inc (Step Bond)	4.850	06/01/21	219,782
200,000		Great Plains Energy, Inc	5.292	06/15/22	223,723
80,000		Indiana Michigan Power Co	7.000	03/15/19	90,892
200,000		Indiana Michigan Power Co	3.200	03/15/23	208,665
225,000		Indiana Michigan Power Co	4.550	03/15/46	250,236
70,000		Integrys Energy Group, Inc	4.170	11/01/20	76,961
300,000		Interstate Power & Light Co	3.250	12/01/24	320,965
100,000		Interstate Power & Light Co	6.250	07/15/39	137,325
200,000		Interstate Power & Light Co	4.700	10/15/43	226,339
200,000		ITC Holdings Corp	4.050	07/01/23	210,545
300,000		ITC Holdings Corp	3.650	06/15/24	312,368
100,000		ITC Holdings Corp	3.250	06/30/26	100,146
225,000		Kansas City Power & Light Co	3.150	03/15/23	231,152
200,000		Kansas City Power & Light Co	3.650	08/15/25	211,726
100,000		Kansas City Power & Light Co	5.300	10/01/41	118,841
20,000	g	Kansas Gas & Electric	6.700	06/15/19	22,957
125,000		Kentucky Utilities Co	3.300	10/01/25	135,072
175,000		Kentucky Utilities Co	4.650	11/15/43	207,149
100,000		Kentucky Utilities Co	4.375	10/01/45	114,470
250,000		KeySpan Corp	5.803	04/01/35	303,343
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,466
400,000		Kinder Morgan, Inc	5.950	02/15/18	422,209
300,000		Kinder Morgan, Inc	2.650	02/01/19	299,871
500,000		Kinder Morgan, Inc	9.000	02/01/19	569,383
2,400,000		Kinder Morgan, Inc	3.050	12/01/19	2,425,066
1,200,000		Kinder Morgan, Inc	3.950	09/01/22	1,221,408
350,000		Kinder Morgan, Inc	3.450	02/15/23	340,394
200,000		Kinder Morgan, Inc	3.500	09/01/23	195,904
300,000		Kinder Morgan, Inc	4.150	02/01/24	301,660
500,000		Kinder Morgan, Inc	4.250	09/01/24	506,480
1,200,000		Kinder Morgan, Inc	4.300	06/01/25	1,229,266
800,000		Kinder Morgan, Inc	5.300	12/01/34	782,306
535,000		Kinder Morgan, Inc	6.500	09/01/39	559,830
300,000		Kinder Morgan, Inc	5.625	09/01/41	287,330
200,000		Kinder Morgan, Inc	5.000	08/15/42	188,670
500,000		Kinder Morgan, Inc	5.000	03/01/43	473,687
400,000		Kinder Morgan, Inc	5.500	03/01/44	400,431
200,000		Kinder Morgan, Inc	5.400	09/01/44	197,465
300,000		Kinder Morgan, Inc	5.550	06/01/45	304,893
320,000		LG&E and KU Energy LLC	3.750	11/15/20	343,692
225,000		Louisville Gas & Electric Co	3.300	10/01/25	241,826
125,000		Louisville Gas & Electric Co	4.650	11/15/43	148,869
100,000		Louisville Gas & Electric Co	4.375	10/01/45	114,920
880,000		Metropolitan Edison Co	7.700	01/15/19	993,480
300,000		MidAmerican Energy Co	2.400	03/15/19	310,073
200,000		MidAmerican Energy Co	3.700	09/15/23	220,367
300,000		MidAmerican Energy Co	3.500	10/15/24	328,544
200,000		MidAmerican Energy Co	4.800	09/15/43	243,569
200,000		MidAmerican Energy Co	4.250	05/01/46	226,371
200,000		MidAmerican Energy Co	4.400	10/15/44	232,244
1,032,000		MidAmerican Energy Holdings Co	5.950	05/15/37	1,343,338
107

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	MidAmerican Energy Holdings Co	6.500%	09/15/37	$412,607
750,000	Mississippi Power Co	4.250	03/15/42	670,831
100,000	National Fuel Gas Co	4.900	12/01/21	105,278
200,000	National Fuel Gas Co	3.750	03/01/23	194,269
300,000	National Fuel Gas Co	5.200	07/15/25	311,287
820,000	Nevada Power Co	6.500	08/01/18	908,644
45,000	Nevada Power Co	7.125	03/15/19	51,970
230,000	Nevada Power Co	5.375	09/15/40	284,015
300,000	NextEra Energy Capital Holdings, Inc	1.586	06/01/17	300,726
300,000	NextEra Energy Capital Holdings, Inc	2.056	09/01/17	302,111
125,000	NextEra Energy Capital Holdings, Inc	2.300	04/01/19	127,423
100,000	NextEra Energy Capital Holdings, Inc	2.700	09/15/19	103,147
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	552,768
140,000	NiSource Finance Corp	6.400	03/15/18	151,545
150,000	NiSource Finance Corp	6.125	03/01/22	178,517
400,000	NiSource Finance Corp	3.850	02/15/23	431,746
100,000	NiSource Finance Corp	5.950	06/15/41	124,433
200,000	NiSource Finance Corp	5.250	02/15/43	240,424
150,000	NiSource Finance Corp	4.800	02/15/44	172,151
300,000	NiSource Finance Corp	5.650	02/01/45	377,235
300,000	Northeast Utilities	2.800	05/01/23	307,351
100,000	Northeast Utilities	3.150	01/15/25	104,339
500,000	Northern States Power Co	2.200	08/15/20	516,739
150,000	Northern States Power Co	2.150	08/15/22	152,951
300,000	Northern States Power Co	2.600	05/15/23	310,413
425,000	Northern States Power Co	5.350	11/01/39	555,849
200,000	Northern States Power Co	3.400	08/15/42	203,133
150,000	Northern States Power Co	4.000	08/15/45	169,995
175,000	Northern States Power Co	3.600	05/15/46	184,149
200,000	NorthWestern Corp	4.176	11/15/44	212,758
150,000	NSTAR Electric Co	5.625	11/15/17	158,878
200,000	NSTAR Electric Co	2.375	10/15/22	205,804
200,000	NSTAR Electric Co	3.250	11/15/25	214,938
500,000	Oglethorpe Power Corp	4.200	12/01/42	524,072
300,000	Oglethorpe Power Corp	4.550	06/01/44	317,621
250,000	Ohio Edison Co	8.250	10/15/38	373,885
600,000	Ohio Power Co	5.375	10/01/21	696,706
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	123,175
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	406,632
200,000	Oklahoma Gas & Electric Co	4.000	12/15/44	214,308
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	222,266
100,000	Oncor Electric Delivery Co LLC	2.150	06/01/19	101,618
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	166,306
400,000	Oncor Electric Delivery Co LLC	2.950	04/01/25	416,403
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	99,608
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	122,240
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	630,257
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	187,044
100,000	ONEOK Partners LP	2.000	10/01/17	99,863
200,000	ONEOK Partners LP	3.200	09/15/18	202,382
400,000	ONEOK Partners LP	3.375	10/01/22	391,411
200,000	ONEOK Partners LP	5.000	09/15/23	210,655
108

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	ONEOK Partners LP	4.900%	03/15/25	$734,396
130,000	ONEOK Partners LP	6.650	10/01/36	136,127
250,000	ONEOK Partners LP	6.850	10/15/37	270,738
100,000	ONEOK Partners LP	6.125	02/01/41	105,066
355,000	Pacific Gas & Electric Co	8.250	10/15/18	408,900
400,000	Pacific Gas & Electric Co	3.250	06/15/23	426,629
175,000	Pacific Gas & Electric Co	3.850	11/15/23	191,892
200,000	Pacific Gas & Electric Co	3.750	02/15/24	218,847
500,000	Pacific Gas & Electric Co	3.400	08/15/24	535,529
400,000	Pacific Gas & Electric Co	3.500	06/15/25	436,244
420,000	Pacific Gas & Electric Co	6.050	03/01/34	559,873
600,000	Pacific Gas & Electric Co	5.400	01/15/40	763,775
400,000	Pacific Gas & Electric Co	4.500	12/15/41	453,216
150,000	Pacific Gas & Electric Co	3.750	08/15/42	152,415
400,000	Pacific Gas & Electric Co	4.600	06/15/43	458,056
200,000	Pacific Gas & Electric Co	5.125	11/15/43	241,308
300,000	Pacific Gas & Electric Co	4.750	02/15/44	354,655
300,000	Pacific Gas & Electric Co	4.300	03/15/45	336,625
200,000	Pacific Gas & Electric Co	4.250	03/15/46	222,397
250,000	PacifiCorp	2.950	02/01/22	264,944
200,000	PacifiCorp	2.950	06/01/23	210,810
300,000	PacifiCorp	3.600	04/01/24	329,660
200,000	PacifiCorp	3.350	07/01/25	216,339
850,000	PacifiCorp	6.000	01/15/39	1,149,773
150,000	PECO Energy Co	2.375	09/15/22	154,396
200,000	PECO Energy Co	3.150	10/15/25	213,806
200,000	PECO Energy Co	4.800	10/15/43	246,057
200,000	PECO Energy Co	4.150	10/01/44	228,479
300,000	PG&E Corp	2.400	03/01/19	305,884
200,000	Phillips 66 Partners LP	2.646	02/15/20	201,110
300,000	Phillips 66 Partners LP	4.680	02/15/45	277,131
150,000	Piedmont Natural Gas Co, Inc	4.100	09/18/34	156,521
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	223,007
200,000	Potomac Electric Power Co	3.600	03/15/24	217,373
65,000	Potomac Electric Power Co	7.900	12/15/38	102,015
500,000	Potomac Electric Power Co	4.150	03/15/43	543,464
300,000	PPL Capital Funding, Inc	4.200	06/15/22	326,951
200,000	PPL Capital Funding, Inc	3.500	12/01/22	210,523
400,000	PPL Capital Funding, Inc	3.400	06/01/23	417,460
100,000	PPL Capital Funding, Inc	3.950	03/15/24	107,749
175,000	PPL Capital Funding, Inc	3.100	05/15/26	176,995
200,000	PPL Electric Utilities Corp	2.500	09/01/22	206,805
300,000	PPL Electric Utilities Corp	4.750	07/15/43	363,791
200,000	PPL Electric Utilities Corp	4.125	06/15/44	219,963
275,000	PPL Electric Utilities Corp	4.150	10/01/45	309,938
300,000	Progress Energy, Inc	3.150	04/01/22	312,229
900,000	Progress Energy, Inc	7.750	03/01/31	1,260,932
100,000	PSEG Power LLC	2.450	11/15/18	101,769
500,000	PSEG Power LLC	3.000	06/15/21	506,965
150,000	Public Service Co of Colorado	2.250	09/15/22	153,837
200,000	Public Service Co of Colorado	2.500	03/15/23	204,211
300,000	Public Service Co of Colorado	2.900	05/15/25	313,656
109

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Public Service Co of Colorado	3.600%	09/15/42	$155,117
100,000		Public Service Co of Colorado	4.300	03/15/44	113,527
200,000		Public Service Co of Colorado	3.550	06/15/46	206,211
300,000		Public Service Co of New Hampshire	3.500	11/01/23	321,846
200,000		Public Service Co of New Mexico	3.850	08/01/25	214,132
520,000		Public Service Co of Oklahoma	5.150	12/01/19	578,643
100,000		Public Service Co of Oklahoma	4.400	02/01/21	109,499
150,000		Public Service Co of Oklahoma	6.625	11/15/37	193,522
220,000		Public Service Electric & Gas Co	5.300	05/01/18	236,373
200,000		Public Service Electric & Gas Co	2.300	09/15/18	204,522
500,000		Public Service Electric & Gas Co	1.800	06/01/19	508,232
200,000		Public Service Electric & Gas Co	2.000	08/15/19	205,087
100,000		Public Service Electric & Gas Co	1.900	03/15/21	101,720
200,000		Public Service Electric & Gas Co	3.150	08/15/24	214,152
410,000		Public Service Electric & Gas Co	5.375	11/01/39	530,105
200,000		Public Service Electric & Gas Co	3.950	05/01/42	220,534
100,000		Public Service Electric & Gas Co	3.650	09/01/42	105,602
200,000		Public Service Electric & Gas Co	3.800	01/01/43	215,890
200,000		Public Service Electric & Gas Co	4.000	06/01/44	219,570
200,000		Public Service Electric & Gas Co	4.050	05/01/45	225,837
100,000		Public Service Electric & Gas Co	3.800	03/01/46	108,570
300,000		Puget Energy, Inc	3.650	05/15/25	308,181
250,000		Puget Sound Energy, Inc	5.757	10/01/39	332,676
700,000		Puget Sound Energy, Inc	4.434	11/15/41	792,544
200,000		Puget Sound Energy, Inc	4.300	05/20/45	229,027
150,000		San Diego Gas & Electric Co	3.000	08/15/21	160,541
400,000		San Diego Gas & Electric Co	3.600	09/01/23	442,183
800,000		San Diego Gas & Electric Co	2.500	05/15/26	813,418
305,000		San Diego Gas & Electric Co	5.350	05/15/40	390,520
100,000		San Diego Gas & Electric Co	3.950	11/15/41	107,833
300,000		SCANA Corp	4.750	05/15/21	320,247
100,000		SCANA Corp	4.125	02/01/22	103,907
250,000		Scottish Power Ltd	5.810	03/15/25	291,032
605,000		Sempra Energy	2.300	04/01/17	610,012
200,000		Sempra Energy	2.850	11/15/20	207,342
150,000		Sempra Energy	2.875	10/01/22	153,471
500,000		Sempra Energy	4.050	12/01/23	541,147
200,000		Sempra Energy	3.550	06/15/24	209,715
200,000		Sempra Energy	3.750	11/15/25	213,743
260,000		Sempra Energy	6.000	10/15/39	326,288
125,000		Sierra Pacific Power Co	3.375	08/15/23	135,528
100,000	g	Sierra Pacific Power Co	2.600	05/01/26	101,814
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	59,544
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	155,515
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	272,001
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	339,756
500,000		South Carolina Electric & Gas Co	4.100	06/15/46	529,452
200,000		South Carolina Electric & Gas Co	4.500	06/01/64	206,991
439,127		Southaven Combined Cycle Generation LLC	3.846	08/15/33	484,606
200,000		Southern California Edison Co	1.125	05/01/17	200,437
250,000		Southern California Edison Co	5.500	08/15/18	272,862
280,000		Southern California Edison Co	3.875	06/01/21	308,462
110

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Southern California Edison Co	2.400%	02/01/22	$518,406
400,000		Southern California Edison Co	3.500	10/01/23	438,053
185,000		Southern California Edison Co	6.050	03/15/39	253,064
300,000		Southern California Edison Co	4.500	09/01/40	347,772
500,000		Southern California Edison Co	3.900	12/01/41	536,515
200,000		Southern California Edison Co	4.050	03/15/42	218,820
500,000		Southern California Edison Co	3.900	03/15/43	540,411
450,000		Southern California Edison Co	3.600	02/01/45	468,314
200,000		Southern California Gas Co	1.550	06/15/18	201,933
200,000		Southern California Gas Co	3.150	09/15/24	214,033
200,000		Southern California Gas Co	3.200	06/15/25	214,690
200,000		Southern California Gas Co	2.600	06/15/26	205,314
150,000		Southern California Gas Co	3.750	09/15/42	158,946
200,000		Southern California Gas Co	4.450	03/15/44	235,796
400,000		Southern Co	1.550	07/01/18	402,616
400,000		Southern Co	1.850	07/01/19	405,060
300,000		Southern Co	2.750	06/15/20	310,957
400,000		Southern Co	2.350	07/01/21	407,866
400,000		Southern Co	2.950	07/01/23	414,699
1,400,000		Southern Co	3.250	07/01/26	1,455,423
400,000		Southern Co	4.250	07/01/36	424,445
400,000		Southern Co	4.400	07/01/46	430,280
108,000	g	Southern Natural Gas Co	5.900	04/01/17	110,873
550,000		Southern Natural Gas Co	4.400	06/15/21	570,285
100,000		Southern Natural Gas Co	8.000	03/01/32	110,920
100,000		Southern Power Co	1.850	12/01/17	100,877
500,000		Southern Power Co	2.375	06/01/20	507,813
200,000		Southern Power Co	4.150	12/01/25	216,376
250,000		Southwest Gas Corp	3.875	04/01/22	260,496
400,000		Southwestern Electric Power Co	6.200	03/15/40	498,363
600,000		Southwestern Public Service Co	4.500	08/15/41	687,371
60,000		Spectra Energy Capital LLC	6.200	04/15/18	63,833
600,000		Spectra Energy Capital LLC	3.300	03/15/23	576,715
200,000		Spectra Energy Partners LP	2.950	09/25/18	203,835
200,000		Spectra Energy Partners LP	4.750	03/15/24	219,897
400,000		Spectra Energy Partners LP	3.500	03/15/25	409,399
200,000		Spectra Energy Partners LP	5.950	09/25/43	236,608
200,000		Spectra Energy Partners LP	4.500	03/15/45	203,431
150,000		System Energy Resources, Inc	4.100	04/01/23	158,509
200,000		Tampa Electric Co	5.400	05/15/21	228,174
100,000		Tampa Electric Co	2.600	09/15/22	103,230
100,000		Tampa Electric Co	4.100	06/15/42	106,683
175,000		Tampa Electric Co	4.350	05/15/44	191,514
200,000		Tampa Electric Co	4.200	05/15/45	215,532
300,000		TC PipeLines LP	4.375	03/13/25	295,489
200,000		TECO Finance, Inc	5.150	03/15/20	222,199
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	214,225
12,000		Toledo Edison Co	7.250	05/01/20	13,966
300,000		Toledo Edison Co	6.150	05/15/37	368,982
300,000		Total Capital S.A.	2.125	08/10/18	306,050
200,000		Total Capital S.A.	4.450	06/24/20	221,848
100,000		Total Capital S.A.	4.125	01/28/21	110,349
111

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		TransAlta Corp	1.900%	06/03/17	$198,368
350,000		TransAlta Corp	6.900	05/15/18	359,781
300,000		TransAlta Corp	4.500	11/15/22	273,383
500,000	g	Transcontinental Gas Pipe Line Co LLC	7.850	02/01/26	622,530
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	113,734
100,000		Tri-State Generation & Transmission Association, Inc	3.700	11/01/24	106,572
175,000	g	Tri-State Generation & Transmission Association, Inc	4.250	06/01/46	180,898
200,000		Tucson Electric Power Co	3.050	03/15/25	201,711
300,000		Union Electric Co	3.500	04/15/24	325,159
100,000		Union Electric Co	8.450	03/15/39	166,580
100,000		Union Electric Co	3.900	09/15/42	107,793
100,000		Union Electric Co	3.650	04/15/45	103,555
100,000		United Utilities plc	6.875	08/15/28	117,520
200,000		Virginia Electric and Power Co	1.200	01/15/18	200,159
309,000		Virginia Electric and Power Co	2.750	03/15/23	320,315
500,000		Virginia Electric and Power Co	3.450	02/15/24	541,744
200,000		Virginia Electric and Power Co	3.100	05/15/25	211,207
825,000		Virginia Electric and Power Co	3.150	01/15/26	871,457
350,000		Virginia Electric and Power Co	6.000	05/15/37	469,198
160,000		Virginia Electric and Power Co	4.000	01/15/43	168,671
250,000		Virginia Electric and Power Co	4.650	08/15/43	296,458
400,000		Virginia Electric and Power Co	4.450	02/15/44	460,080
200,000		Virginia Electric and Power Co	4.200	05/15/45	222,917
200,000		Washington Prime Group LP	3.850	04/01/20	205,526
125,000		WEC Energy Group, Inc	1.650	06/15/18	126,104
200,000		WEC Energy Group, Inc	2.450	06/15/20	205,143
100,000		WEC Energy Group, Inc	3.550	06/15/25	107,355
200,000		Westar Energy, Inc	3.250	12/01/25	213,812
100,000		Westar Energy, Inc	2.550	07/01/26	100,129
500,000		Westar Energy, Inc	4.125	03/01/42	551,740
175,000		Westar Energy, Inc	4.100	04/01/43	191,502
450,000		Western Gas Partners LP	4.000	07/01/22	438,523
200,000		Western Gas Partners LP	3.950	06/01/25	191,078
100,000	h	Western Gas Partners LP	4.650	07/01/26	99,726
100,000		Western Gas Partners LP	5.450	04/01/44	95,573
225,000		Western Massachusetts Electric Co	3.500	09/15/21	238,138
70,000		Williams Partners LP	7.250	02/01/17	72,032
530,000		Williams Partners LP	5.250	03/15/20	545,315
600,000		Williams Partners LP	4.000	11/15/21	585,291
750,000		Williams Partners LP	3.600	03/15/22	710,075
200,000		Williams Partners LP	3.350	08/15/22	182,644
300,000		Williams Partners LP	4.500	11/15/23	287,834
300,000		Williams Partners LP	4.300	03/04/24	282,340
500,000		Williams Partners LP	3.900	01/15/25	454,678
750,000		Williams Partners LP	4.000	09/15/25	688,247
300,000		Williams Partners LP	5.800	11/15/43	278,629
300,000		Williams Partners LP	5.400	03/04/44	267,045
500,000		Williams Partners LP	4.900	01/15/45	424,999
300,000		Wisconsin Electric Power Co	1.700	06/15/18	302,284
200,000		Wisconsin Electric Power Co	3.100	06/01/25	212,964
200,000		Wisconsin Electric Power Co	5.625	05/15/33	254,642
200,000		Wisconsin Electric Power Co	3.650	12/15/42	208,896
112

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		Wisconsin Electric Power Co	4.300%	12/15/45	$142,618
200,000		Wisconsin Power & Light Co	2.250	11/15/22	201,388
100,000		Wisconsin Power & Light Co	4.100	10/15/44	108,682
200,000		Wisconsin Public Service Corp	1.650	12/04/18	202,818
200,000		Wisconsin Public Service Corp	4.752	11/01/44	240,607
400,000		Xcel Energy, Inc	1.200	06/01/17	400,257
100,000		Xcel Energy, Inc	4.700	05/15/20	110,532
300,000		Xcel Energy, Inc	2.400	03/15/21	308,447
100,000		Xcel Energy, Inc	4.800	09/15/41	115,003
		TOTAL UTILITIES			167,577,235

		TOTAL CORPORATE BONDS			1,770,024,773
		(Cost $1,689,154,728)

GOVERNMENT BONDS - 71.1%

AGENCY SECURITIES - 2.3%
4,250,000		Federal Farm Credit Bank (FFCB)	0.750	04/18/18	4,258,279
5,095,000		Federal Home Loan Bank (FHLB)	4.750	12/16/16	5,193,756
500,000		FHLB	4.875	05/17/17	518,740
1,000,000		FHLB	0.750	09/08/17	1,001,197
2,745,000		FHLB	5.000	11/17/17	2,908,446
2,000,000		FHLB	1.000	12/19/17	2,010,540
6,000,000		FHLB	1.625	06/14/19	6,135,798
16,000,000		FHLB	1.875	03/13/20	16,500,704
127,000		Federal Home Loan Mortgage Corp (FHLMC)	5.500	07/18/16	127,315
16,736,000		FHLMC	5.125	10/18/16	16,968,664
20,000,000		FHLMC	0.875	03/07/18	20,036,860
4,500,000		FHLMC	1.250	08/01/19	4,555,206
7,500,000		FHLMC	2.375	01/13/22	7,944,637
150,000		Federal National Mortgage Association (FNMA)	5.000	05/11/17	155,666
4,340,000		FNMA	5.375	06/12/17	4,532,444
8,000,000		FNMA	1.125	07/20/18	8,074,320
8,000,000		FNMA	1.625	11/27/18	8,170,296
11,000,000	j	FNMA	0.000	10/09/19	10,571,924
7,000,000		FNMA	1.500	11/30/20	7,124,516
2,310,000		FNMA	2.301	09/25/22	2,376,362
6,000,000		FNMA	2.625	09/06/24	6,458,232
5,000,000		FNMA	6.625	11/15/30	7,665,760
1,000,000		FNMA	5.625	07/15/37	1,467,511
815,000		Financing Corp	9.400	02/08/18	928,484
825,000		Financing Corp	9.800	04/06/18	957,025
815,000		Financing Corp	10.350	08/03/18	977,198
500,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	529,547
300,000		Hashemite Kingdom of Jordan Government AID Bond	3.000	06/30/25	327,255
800,000		Israel Government AID Bond	5.500	09/18/23	1,011,674
300,000		Israel Government AID Bond	5.500	04/26/24	380,112
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	451,959
590,000		PEFCO	2.250	12/15/17	602,203
175,000		PEFCO	1.450	08/15/19	177,539
550,000		PEFCO	2.250	03/15/20	570,486
200,000		PEFCO	2.300	09/15/20	205,815
113

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$400,000	PEFCO	2.050%	11/15/22	$412,049
200,000	PEFCO	3.250	06/15/25	221,745
250,000	Ukraine Government AID Bonds	1.844	05/16/19	254,490
500,000	Ukraine Government AID Bonds	1.847	05/29/20	511,826
1,900,000	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	1,962,170
	TOTAL AGENCY SECURITIES			155,238,750

FOREIGN GOVERNMENT BONDS - 4.3%
250,000	African Development Bank	1.250	09/02/16	250,240
1,200,000	African Development Bank	1.125	03/15/17	1,203,245
500,000	African Development Bank	0.875	05/15/17	500,970
500,000	African Development Bank	0.750	11/03/17	499,986
900,000	African Development Bank	1.625	10/02/18	915,892
500,000	African Development Bank	1.375	02/12/20	505,264
450,000	African Development Bank	2.375	09/23/21	473,712
400,000	Agricultural Bank of China	2.000	05/21/18	402,503
1,400,000	Agricultural Bank of China	2.750	05/21/20	1,435,223
2,000,000	Asian Development Bank	1.125	03/15/17	2,005,676
500,000	Asian Development Bank	0.875	04/26/18	500,965
1,500,000	Asian Development Bank	1.125	06/05/18	1,509,472
500,000	Asian Development Bank	1.375	01/15/19	506,347
1,000,000	Asian Development Bank	1.875	04/12/19	1,026,375
500,000	Asian Development Bank	1.500	01/22/20	508,146
1,500,000	Asian Development Bank	1.375	03/23/20	1,516,518
1,000,000	Asian Development Bank	1.625	08/26/20	1,019,120
500,000	Asian Development Bank	1.625	03/16/21	509,438
1,000,000	Asian Development Bank	2.125	11/24/21	1,042,450
600,000	Asian Development Bank	1.875	02/18/22	615,924
500,000	Asian Development Bank	2.000	01/22/25	514,334
1,000,000	Asian Development Bank	2.000	04/24/26	1,024,685
75,000	Asian Development Bank	5.820	06/16/28	101,826
850,000	Canada Government International Bond	0.875	02/14/17	851,360
1,000,000	Canada Government International Bond	1.125	03/19/18	1,007,360
1,000,000	Canada Government International Bond	1.625	02/27/19	1,021,709
300,000	Chile Government International Bond	2.250	10/30/22	302,400
1,209,000	Chile Government International Bond	3.125	01/21/26	1,248,292
300,000	Chile Government International Bond	3.625	10/30/42	304,500
450,000	Colombia Government International Bond	7.375	03/18/19	513,000
900,000	Colombia Government International Bond	4.375	07/12/21	967,500
600,000	Colombia Government International Bond	2.625	03/15/23	580,500
1,250,000	Colombia Government International Bond	4.000	02/26/24	1,306,250
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,450,000
1,150,000	Colombia Government International Bond	5.625	02/26/44	1,276,500
1,200,000	Colombia Government International Bond	5.000	06/15/45	1,248,000
500,000	Corp Andina de Fomento	1.500	08/08/17	501,825
500,000	Corp Andina de Fomento	2.000	05/10/19	505,585
527,000	Corp Andina de Fomento	4.375	06/15/22	588,338
500,000	Council of Europe Development Bank	1.500	06/19/17	503,628
500,000	Council of Europe Development Bank	1.000	03/07/18	501,385
500,000	Council of Europe Development Bank	1.125	05/31/18	502,336
1,000,000	Council Of Europe Development Bank	1.625	03/16/21	1,015,047
300,000	Development Bank of Japan	5.125	02/01/17	307,366
114

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	European Bank for Reconstruction & Development	1.375%	10/20/16	$1,002,873
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	501,053
500,000	European Bank for Reconstruction & Development	1.750	06/14/19	511,276
500,000	European Bank for Reconstruction & Development	1.750	11/26/19	511,451
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,319,218
500,000	European Bank for Reconstruction & Development	1.875	02/23/22	513,050
2,200,000	European Investment Bank	1.750	03/15/17	2,215,660
2,500,000	European Investment Bank	0.875	04/18/17	2,502,490
700,000	European Investment Bank	1.000	08/17/17	702,099
750,000	European Investment Bank	1.000	03/15/18	752,352
5,000,000	European Investment Bank	1.000	06/15/18	5,012,100
2,000,000	European Investment Bank	1.125	08/15/18	2,009,330
1,000,000	European Investment Bank	1.875	03/15/19	1,024,119
5,000,000	European Investment Bank	1.250	05/15/19	5,033,940
1,500,000	European Investment Bank	1.375	06/15/20	1,512,648
1,000,000	European Investment Bank	2.875	09/15/20	1,066,950
500,000	European Investment Bank	1.625	12/15/20	507,125
750,000	European Investment Bank	2.000	03/15/21	775,077
500,000	European Investment Bank	2.500	04/15/21	527,322
1,000,000	European Investment Bank	1.625	06/15/21	1,016,619
2,500,000	European Investment Bank	2.125	10/15/21	2,589,820
500,000	European Investment Bank	2.250	08/15/22	521,600
2,000,000	European Investment Bank	3.250	01/29/24	2,238,580
1,500,000	European Investment Bank	2.500	10/15/24	1,590,402
1,705,000	European Investment Bank	4.875	02/15/36	2,296,739
250,000	Export Development Canada	1.250	10/26/16	250,430
500,000	Export Development Canada	0.625	12/15/16	500,080
1,300,000	Export Development Canada	0.750	12/15/17	1,300,403
500,000	Export Development Canada	1.000	06/15/18	502,168
125,000	Export Development Canada	1.250	12/10/18	126,020
500,000	Export Development Canada	1.250	02/04/19	504,825
500,000	Export Development Canada	1.750	08/19/19	513,067
500,000	Export Development Canada	1.750	07/21/20	513,402
300,000	Export Development Canada	1.500	05/26/21	304,268
400,000	Export-Import Bank of Korea	3.750	10/20/16	403,120
200,000	Export-Import Bank of Korea	1.750	02/27/18	200,842
400,000	Export-Import Bank of Korea	2.875	09/17/18	411,485
500,000	Export-Import Bank of Korea	1.750	05/26/19	504,179
775,000	Export-Import Bank of Korea	5.125	06/29/20	872,133
200,000	Export-Import Bank of Korea	2.125	02/11/21	201,836
250,000	Export-Import Bank of Korea	2.500	05/10/21	256,610
300,000	Export-Import Bank of Korea	5.000	04/11/22	346,593
500,000	Export-Import Bank of Korea	4.000	01/14/24	556,224
750,000	Export-Import Bank of Korea	2.875	01/21/25	777,073
250,000	Export-Import Bank of Korea	3.250	11/10/25	267,732
500,000	Export-Import Bank of Korea	2.625	05/26/26	509,063
500,000	Export-Import Bank of Korea	3.250	08/12/26	536,637
100,000	Finland Government International Bond	6.950	02/15/26	139,625
2,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	2,758,261
1,000,000	FMS Wertmanagement AoeR	1.250	07/30/18	1,009,322
500,000	FMS Wertmanagement AoeR	1.375	06/08/21	503,211
1,800,000	Hydro Quebec	1.375	06/19/17	1,809,504
115

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$270,000	Hydro Quebec	9.400%	02/01/21	$356,336
200,000	Hydro Quebec	8.500	12/01/29	318,144
1,500,000	Inter-American Development Bank	1.000	07/14/17	1,503,855
500,000	Inter-American Development Bank	1.250	01/16/18	504,051
3,000,000	Inter-American Development Bank	1.750	08/24/18	3,065,745
2,000,000	Inter-American Development Bank	1.125	08/28/18	2,012,154
750,000	Inter-American Development Bank	1.500	09/25/18	760,400
500,000	Inter-American Development Bank	1.000	05/13/19	501,712
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,204,046
1,000,000	Inter-American Development Bank	1.750	10/15/19	1,022,111
2,750,000	Inter-American Development Bank	1.375	07/15/20	2,775,382
500,000	Inter-American Development Bank	2.125	01/15/25	520,333
1,500,000	Inter-American Development Bank	2.000	06/02/26	1,539,546
700,000	Inter-American Development Bank	3.200	08/07/42	767,634
300,000	Inter-American Development Bank	4.375	01/24/44	397,588
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	951,215
5,000,000	International Bank for Reconstruction & Development	1.000	06/15/18	5,022,635
1,000,000	International Bank for Reconstruction & Development	1.000	10/05/18	1,004,418
1,500,000	International Bank for Reconstruction & Development	1.875	03/15/19	1,541,235
750,000	International Bank for Reconstruction & Development	1.250	07/26/19	758,888
1,000,000	International Bank for Reconstruction & Development	1.875	10/07/19	1,028,486
3,750,000	International Bank for Reconstruction & Development	1.625	03/09/21	3,822,750
5,000,000	International Bank for Reconstruction & Development	1.375	05/24/21	5,031,815
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	552,946
500,000	International Bank for Reconstruction & Development	2.125	02/13/23	521,731
1,600,000	International Bank for Reconstruction & Development	2.500	11/25/24	1,708,190
1,500,000	International Bank for Reconstruction & Development	2.500	07/29/25	1,605,459
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	1,122,342
2,750,000	International Finance Corp	1.125	11/23/16	2,755,473
500,000	International Finance Corp	1.250	07/16/18	504,515
2,000,000	International Finance Corp	1.750	09/04/18	2,040,762
175,000	International Finance Corp	1.250	11/27/18	176,586
1,000,000	International Finance Corp	1.750	09/16/19	1,024,004
750,000	International Finance Corp	1.625	07/16/20	764,967
400,000	Israel Government International Bond	5.125	03/26/19	440,160
705,000	Israel Government International Bond	4.000	06/30/22	782,550
300,000	Israel Government International Bond	3.150	06/30/23	319,469
500,000	Israel Government International Bond	2.875	03/16/26	514,961
500,000	Israel Government International Bond	4.500	01/30/43	559,920
1,200,000	Italian Republic	5.250	09/20/16	1,209,804
1,374,000	Italian Republic	5.375	06/15/33	1,631,782
430,000	Italy Government International Bond	5.375	06/12/17	445,093
500,000	Italy Government International Bond	6.875	09/27/23	627,000
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,900,686
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,060,640
250,000	Japan Bank for International Cooperation	1.875	04/20/21	254,206
1,050,000	Japan Bank for International Cooperation	3.375	07/31/23	1,159,907
500,000	Japan Bank for International Cooperation	2.125	02/10/25	511,113
750,000	Japan Bank for International Cooperation	2.750	01/21/26	808,438
400,000	Japan Bank for International Cooperation	2.375	04/20/26	417,778
600,000	Japan Finance Corp	2.250	07/13/16	600,168
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	928,039
116

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,500,000	KFW	1.250%	02/15/17	$4,515,836
1,000,000	KFW	0.875	12/15/17	1,001,694
750,000	KFW	0.875	04/19/18	751,163
2,000,000	KFW	1.000	06/11/18	2,006,198
1,105,000	KFW	4.500	07/16/18	1,185,777
2,000,000	KFW	1.125	08/06/18	2,012,242
300,000	KFW	1.500	02/06/19	304,812
500,000	KFW	1.750	10/15/19	512,013
6,925,000	KFW	4.000	01/27/20	7,623,733
1,500,000	KFW	1.875	06/30/20	1,543,395
1,000,000	KFW	2.750	10/01/20	1,065,335
1,500,000	KFW	1.875	11/30/20	1,544,255
1,500,000	KFW	1.500	06/15/21	1,518,963
1,600,000	KFW	2.625	01/25/22	1,704,845
2,750,000	KFW	2.000	10/04/22	2,835,588
2,000,000	KFW	2.500	11/20/24	2,128,114
3,000,000	KFW	2.000	05/02/25	3,077,127
400,000	Korea Development Bank	3.500	08/22/17	410,246
300,000	Korea Development Bank	1.500	01/22/18	300,543
400,000	Korea Development Bank	3.000	03/17/19	415,762
500,000	Korea Development Bank	2.500	03/11/20	514,420
300,000	Korea Development Bank	2.500	01/13/21	309,763
200,000	Korea Development Bank	3.000	09/14/22	210,762
500,000	Korea Development Bank	3.750	01/22/24	550,530
200,000	Korea Development Bank	3.375	09/16/25	217,472
400,000	Korea Development Bank	3.000	01/13/26	421,539
2,025,000	Landwirtschaftliche Rentenbank	5.125	02/01/17	2,076,433
500,000	Landwirtschaftliche Rentenbank	1.750	04/15/19	511,517
1,000,000	Landwirtschaftliche Rentenbank	1.375	10/23/19	1,011,887
500,000	Landwirtschaftliche Rentenbank	2.000	01/13/25	512,453
750,000	Landwirtschaftliche Rentenbank	2.375	06/10/25	791,189
1,000,000	Mexico Government International Bond	3.500	01/21/21	1,057,500
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,675,340
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,410,473
2,000,000	Mexico Government International Bond	3.600	01/30/25	2,092,500
1,000,000	Mexico Government International Bond	4.125	01/21/26	1,083,750
461,000	Mexico Government International Bond	6.750	09/27/34	623,503
730,000	Mexico Government International Bond	6.050	01/11/40	919,800
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,588,235
1,678,000	Mexico Government International Bond	5.550	01/21/45	2,009,405
505,000	Mexico Government International Bond	4.600	01/23/46	532,775
150,000	Mexico Government International Bond	5.750	10/12/10	166,125
1,500,000	Nordic Investment Bank	0.750	01/17/18	1,500,630
500,000	Nordic Investment Bank	2.250	09/30/21	523,515
2,300,000	North American Development Bank	2.400	10/26/22	2,348,981
1,100,000	Panama Government International Bond	5.200	01/30/20	1,218,250
250,000	Panama Government International Bond	4.000	09/22/24	268,750
1,000,000	Panama Government International Bond	3.750	03/16/25	1,057,500
300,000	Panama Government International Bond	7.125	01/29/26	395,250
500,000	Panama Government International Bond	3.875	03/17/28	530,000
692,000	Panama Government International Bond	6.700	01/26/36	922,090
400,000	Panama Government International Bond	4.300	04/29/53	411,000
117

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$520,000	Peruvian Government International Bond	7.125%	03/30/19	$598,000
925,000	Peruvian Government International Bond	7.350	07/21/25	1,260,313
600,000	Peruvian Government International Bond	4.125	08/25/27	660,000
1,100,000	Peruvian Government International Bond	6.550	03/14/37	1,482,250
700,000	Peruvian Government International Bond	5.625	11/18/50	869,750
225,000	Philippine Government International Bond	4.200	01/21/24	257,382
2,750,000	Philippine Government International Bond	5.000	01/13/37	3,545,603
4,083,000	Philippine Government International Bond	3.950	01/20/40	4,702,583
300,000	Philippine Government International Bond	3.700	03/01/41	334,314
1,985,000	Poland Government International Bond	6.375	07/15/19	2,249,005
67,000	Poland Government International Bond	5.125	04/21/21	75,277
390,000	Poland Government International Bond	5.000	03/23/22	438,633
490,000	Poland Government International Bond	3.000	03/17/23	498,379
1,000,000	Poland Government International Bond	4.000	01/22/24	1,080,000
1,000,000	Poland Government International Bond	3.250	04/06/26	1,019,436
400,000	Province of British Columbia Canada	1.200	04/25/17	401,824
200,000	Province of British Columbia Canada	2.650	09/22/21	213,068
1,800,000	Province of British Columbia Canada	2.000	10/23/22	1,850,922
500,000	Province of Manitoba Canada	4.900	12/06/16	508,785
500,000	Province of Manitoba Canada	1.125	06/01/18	502,780
500,000	Province of Manitoba Canada	1.750	05/30/19	509,708
500,000	Province of Manitoba Canada	2.050	11/30/20	513,765
300,000	Province of Manitoba Canada	3.050	05/14/24	325,008
500,000	Province of Manitoba Canada	2.125	06/22/26	497,329
200,000	Province of New Brunswick Canada	5.200	02/21/17	205,550
200,000	Province of New Brunswick Canada	2.750	06/15/18	206,668
50,000	Province of Nova Scotia Canada	5.125	01/26/17	51,216
200,000	Province of Nova Scotia Canada	8.250	07/30/22	266,534
1,300,000	Province of Ontario Canada	1.100	10/25/17	1,304,520
1,000,000	Province of Ontario Canada	2.000	01/30/19	1,023,271
300,000	Province of Ontario Canada	1.250	06/17/19	300,846
1,000,000	Province of Ontario Canada	1.650	09/27/19	1,013,554
230,000	Province of Ontario Canada	4.400	04/14/20	256,116
800,000	Province of Ontario Canada	2.450	06/29/22	837,270
1,500,000	Province of Ontario Canada	3.200	05/16/24	1,636,287
1,000,000	Province of Ontario Canada	2.500	04/27/26	1,030,348
385,000	Province of Quebec Canada	5.125	11/14/16	391,122
1,135,000	Province of Quebec Canada	4.625	05/14/18	1,213,072
1,120,000	Province of Quebec Canada	3.500	07/29/20	1,214,901
1,100,000	Province of Quebec Canada	2.625	02/13/23	1,154,802
200,000	Province of Quebec Canada	7.125	02/09/24	265,469
500,000	Province of Quebec Canada	2.875	10/16/24	533,720
500,000	Province of Quebec Canada	2.500	04/20/26	514,761
201,000	Province of Quebec Canada	7.500	09/15/29	305,011
100,000	Province of Saskatchewan Canada	8.500	07/15/22	135,298
700,000	Republic of Korea	7.125	04/16/19	812,980
500,000	Republic of Korea	3.875	09/11/23	571,900
400,000	Republic of Korea	4.125	06/10/44	529,775
800,000	Republic of Turkey	7.500	07/14/17	847,088
1,010,000	South Africa Government International Bond	6.875	05/27/19	1,124,837
225,000	South Africa Government International Bond	5.500	03/09/20	243,000
500,000	South Africa Government International Bond	4.665	01/17/24	516,420
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		South Africa Government International Bond	5.875%	09/16/25	$334,050
975,000		South Africa Government International Bond	4.875	04/14/26	1,011,563
300,000		South Africa Government International Bond	6.250	03/08/41	347,331
525,000		South Africa Government International Bond	5.375	07/24/44	549,381
625,000		Svensk Exportkredit AB	5.125	03/01/17	643,014
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,009,308
425,000		Svensk Exportkredit AB	1.125	04/05/18	426,244
500,000		Svensk Exportkredit AB	1.250	04/12/19	503,135
500,000		Svensk Exportkredit AB	1.875	06/17/19	511,701
200,000		Svensk Exportkredit AB	1.875	06/23/20	203,766
500,000		Svensk Exportkredit AB	1.750	08/28/20	508,322
500,000		Svensk Exportkredit AB	1.750	03/10/21	509,543
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,302,000
600,000		Turkey Government International Bond	6.250	09/26/22	678,486
3,500,000		Turkey Government International Bond	3.250	03/23/23	3,390,625
800,000		Turkey Government International Bond	5.750	03/22/24	892,088
525,000		Turkey Government International Bond	4.250	04/14/26	532,954
5,250,000		Turkey Government International Bond	4.875	04/16/43	5,125,313
800,000		Turkey Government International Bond	6.625	02/17/45	971,534
200,343		Uruguay Government International Bond	4.500	08/14/24	218,123
700,000		Uruguay Government International Bond	4.375	10/27/27	745,500
500,000		Uruguay Government International Bond	4.125	11/20/45	453,750
1,313,907		Uruguay Government International Bond	5.100	06/18/50	1,313,907
		TOTAL FOREIGN GOVERNMENT BONDS			290,285,432

MORTGAGE BACKED - 27.7%
43,729	i	Federal Home Loan Mortgage Corp (FHLMC)	2.810	04/01/35	46,430
6,652	i	FHLMC	2.405	10/01/35	7,046
114,311	i	FHLMC	2.660	02/01/36	121,542
65,466	i	FHLMC	2.765	07/01/36	69,467
192,663	i	FHLMC	2.548	09/01/36	202,745
86,177	i	FHLMC	2.556	09/01/36	89,972
184,448	i	FHLMC	2.857	09/01/36	194,913
29,593	i	FHLMC	5.836	01/01/37	31,338
7,313	i	FHLMC	2.661	02/01/37	7,753
14,316	i	FHLMC	2.754	02/01/37	15,085
293,454	i	FHLMC	2.807	03/01/37	310,319
190,104	i	FHLMC	5.680	04/01/37	200,631
128,817	i	FHLMC	5.991	04/01/37	134,828
30,152	i	FHLMC	2.450	05/01/37	30,750
40,245	i	FHLMC	3.149	05/01/37	42,895
131,959	i	FHLMC	2.668	06/01/37	138,703
38,110	i	FHLMC	2.832	06/01/37	40,564
174,832	i	FHLMC	2.502	08/01/37	179,540
110,294	i	FHLMC	1.655	09/01/37	114,649
235,087	i	FHLMC	2.046	09/01/37	242,624
804	i	FHLMC	5.956	09/01/37	804
15,536	i	FHLMC	5.530	02/01/38	16,395
66,847	i	FHLMC	2.881	04/01/38	69,507
134,351	i	FHLMC	3.180	04/01/38	141,879
28,973	i	FHLMC	3.166	06/01/38	30,627
14,904	i	FHLMC	2.375	07/01/38	15,818
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$49,558		FHLMC	5.000%	10/01/39	$54,659
23,827	i	FHLMC	2.918	06/01/40	25,197
184,561	i	FHLMC	3.377	07/01/40	193,462
197,225	i	FHLMC	2.951	01/01/41	208,008
25,935	i	FHLMC	3.102	05/01/41	27,236
560,360	i	FHLMC	2.819	08/01/41	591,204
315,992	i	FHLMC	2.983	09/01/41	328,450
74,417	i	FHLMC	3.108	10/01/41	77,934
2,234		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	05/01/17	2,257
4,421		FGLMC	5.500	06/01/17	4,484
4,586		FGLMC	5.000	12/01/17	4,704
2,301		FGLMC	5.500	12/01/17	2,346
5,804		FGLMC	5.000	03/01/18	5,955
19,721		FGLMC	5.000	04/01/18	20,235
21,439		FGLMC	4.500	06/01/18	21,951
52,605		FGLMC	4.500	09/01/18	53,818
45,606		FGLMC	4.000	11/01/18	47,241
83,948		FGLMC	4.500	01/01/19	86,046
8,667		FGLMC	4.000	05/01/19	8,978
70,779		FGLMC	4.500	05/01/19	72,521
149,741		FGLMC	4.500	06/01/19	153,199
62,652		FGLMC	4.000	10/01/19	64,898
19,904		FGLMC	5.500	11/01/19	20,934
196,615		FGLMC	4.500	12/01/19	201,474
27,030		FGLMC	4.500	01/01/20	28,342
442,291		FGLMC	4.500	02/01/20	452,607
12,112		FGLMC	4.500	02/01/20	12,699
121,602		FGLMC	5.000	05/01/20	124,873
95,569		FGLMC	5.000	05/01/20	98,092
11,742		FGLMC	4.500	07/01/20	12,238
121,458		FGLMC	5.000	07/01/20	125,367
2,795		FGLMC	7.000	10/01/20	2,953
11,821		FGLMC	5.000	12/01/20	12,432
416,401		FGLMC	4.000	05/01/21	431,331
147,005		FGLMC	4.500	06/01/21	153,969
258,709		FGLMC	4.500	06/01/21	270,432
125,358		FGLMC	5.000	07/01/21	131,754
19,092		FGLMC	5.500	07/01/21	20,523
2,328,709		FGLMC	3.000	12/01/21	2,444,732
12,843		FGLMC	5.000	10/01/22	13,802
10,607		FGLMC	6.000	11/01/22	11,581
93,319		FGLMC	5.000	04/01/23	100,455
6,178		FGLMC	4.500	05/01/23	6,600
82,369		FGLMC	5.000	05/01/23	90,848
21,097		FGLMC	5.000	10/01/23	22,790
16,701		FGLMC	5.500	10/01/23	18,588
18,272		FGLMC	5.000	11/01/23	20,153
37,418		FGLMC	5.000	03/01/24	41,270
9,087		FGLMC	4.500	04/01/24	9,755
3,961		FGLMC	4.500	05/01/24	4,262
27,534		FGLMC	4.500	06/01/24	29,535
122,190		FGLMC	4.000	07/01/24	129,825
120

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$255,501	FGLMC	4.000%	07/01/24	$271,976
42,525	FGLMC	5.500	07/01/24	46,370
260,859	FGLMC	4.000	08/01/24	276,622
18,867	FGLMC	4.500	09/01/24	20,187
9,825	FGLMC	4.500	09/01/24	10,469
38,702	FGLMC	4.500	09/01/24	41,359
10,104	FGLMC	5.500	09/01/24	11,251
305,427	FGLMC	4.000	10/01/24	325,113
35,629	FGLMC	4.500	10/01/24	38,832
9,386	FGLMC	4.500	10/01/24	10,023
7,308	FGLMC	4.500	11/01/24	7,835
28,991	FGLMC	4.500	12/01/24	31,192
20,274	FGLMC	4.500	02/01/25	21,812
435,196	FGLMC	4.000	03/01/25	462,623
12,015	FGLMC	4.500	06/01/25	12,901
20,519	FGLMC	4.500	07/01/25	21,755
476,910	FGLMC	3.500	10/01/25	505,444
241,538	FGLMC	4.000	10/01/25	256,879
806,739	FGLMC	3.500	11/01/25	855,114
493,448	FGLMC	3.500	11/01/25	523,090
220,753	FGLMC	3.500	12/01/25	233,986
142,284	FGLMC	3.000	01/01/26	149,808
1,631,781	FGLMC	3.500	01/01/26	1,729,597
140,899	FGLMC	4.000	04/01/26	150,127
283,958	FGLMC	4.000	05/01/26	302,736
66,021	FGLMC	5.500	07/01/26	73,487
934,073	FGLMC	4.000	08/01/26	995,830
5,492	FGLMC	6.000	08/01/26	6,236
272,773	FGLMC	3.000	09/01/26	286,740
720,013	FGLMC	3.000	10/01/26	757,158
966,880	FGLMC	3.500	10/01/26	1,025,079
30,305	FGLMC	5.000	10/01/26	33,424
8,404	FGLMC	5.500	10/01/26	9,354
4,206,239	FGLMC	3.000	02/01/27	4,422,682
2,372,966	FGLMC	2.500	05/01/27	2,458,333
2,415,193	FGLMC	2.500	11/01/27	2,502,100
100,490	FGLMC	6.000	12/01/27	114,116
1,948,882	FGLMC	2.500	01/01/28	2,018,389
4,982,072	FGLMC	2.500	03/01/28	5,159,882
124,977	FGLMC	5.000	03/01/28	137,840
2,700,148	FGLMC	2.500	05/01/28	2,796,400
13,706	FGLMC	5.500	05/01/28	15,258
7,381,098	FGLMC	2.500	07/01/28	7,644,495
7,006,566	FGLMC	2.500	07/01/28	7,256,320
1,914,081	FGLMC	3.000	10/01/28	2,010,470
106	FGLMC	6.500	10/01/28	121
103,509	FGLMC	5.500	01/01/29	115,209
2,975	FGLMC	6.500	01/01/29	3,418
16,716	FGLMC	4.000	02/01/29	17,987
3,836,159	FGLMC	3.500	03/01/29	4,061,929
972	FGLMC	6.500	03/01/29	1,147
101,081	FGLMC	4.500	04/01/29	110,173
121

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,287,416	FGLMC	3.000%	07/01/29	$7,653,188
14,103	FGLMC	6.500	07/01/29	16,202
29,907	FGLMC	5.000	12/01/29	32,985
17,783,447	FGLMC	2.500	05/01/30	18,407,736
47,220	FGLMC	4.000	08/01/30	51,011
284,054	FGLMC	4.500	01/01/31	312,062
661	FGLMC	8.000	01/01/31	769
331,575	FGLMC	4.000	03/01/31	358,180
39,526	FGLMC	4.000	05/01/31	42,708
304,834	FGLMC	4.500	05/01/31	334,798
136,720	FGLMC	4.000	06/01/31	147,727
404,027	FGLMC	4.000	08/01/31	436,471
387,698	FGLMC	4.000	09/01/31	418,914
5,321	FGLMC	6.500	09/01/31	6,373
15,189	FGLMC	8.000	09/01/31	17,814
189,259	FGLMC	3.500	11/01/31	202,777
63,916	FGLMC	7.000	12/01/31	74,372
26,360	FGLMC	6.500	01/01/32	30,839
60,859	FGLMC	6.000	02/01/32	70,287
2,863,583	FGLMC	3.000	03/01/32	3,014,670
25,049	FGLMC	7.000	04/01/32	29,613
20,506	FGLMC	6.500	05/01/32	23,778
2,107,994	FGLMC	3.500	09/01/32	2,259,291
18,017	FGLMC	5.500	11/01/32	20,345
21,559	FGLMC	6.000	02/01/33	24,821
84,228	FGLMC	5.000	03/01/33	93,698
60,101	FGLMC	6.000	03/01/33	68,483
35,791	FGLMC	6.000	03/01/33	40,650
6,144	FGLMC	6.000	03/01/33	6,976
43,861	FGLMC	5.000	04/01/33	48,486
9,616	FGLMC	6.000	04/01/33	11,099
633,949	FGLMC	5.000	06/01/33	708,042
191,172	FGLMC	5.500	06/01/33	216,337
3,680,882	FGLMC	3.500	07/01/33	3,929,218
78,958	FGLMC	4.500	07/01/33	86,441
6,398	FGLMC	5.000	08/01/33	7,118
87,340	FGLMC	5.000	08/01/33	96,330
25,602	FGLMC	6.500	08/01/33	30,669
254,050	FGLMC	5.000	09/01/33	284,864
35,909	FGLMC	5.500	09/01/33	39,995
111,915	FGLMC	5.500	09/01/33	127,478
132,646	FGLMC	5.500	09/01/33	152,992
110,908	FGLMC	5.500	09/01/33	126,467
52,274	FGLMC	4.000	10/01/33	56,148
15,411	FGLMC	5.000	10/01/33	16,997
163,954	FGLMC	5.500	10/01/33	186,884
42,848	FGLMC	5.500	12/01/33	48,381
143,711	FGLMC	5.500	12/01/33	162,621
507,530	FGLMC	7.000	12/01/33	614,243
405,875	FGLMC	5.000	01/01/34	454,326
9,853	FGLMC	5.500	02/01/34	11,158
51,107	FGLMC	5.000	03/01/34	56,662
122

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$59,368	FGLMC	5.500%	03/01/34	$67,236
137,491	FGLMC	5.000	05/01/34	152,635
67,076	FGLMC	4.500	06/01/34	73,422
102,793	FGLMC	5.000	06/01/34	113,373
47,766	FGLMC	5.500	06/01/34	53,852
28,020	FGLMC	6.000	06/01/34	32,300
94,287	FGLMC	6.000	09/01/34	108,907
7,954,451	FGLMC	3.500	10/01/34	8,466,339
12,559	FGLMC	5.000	11/01/34	14,001
486,318	FGLMC	5.500	11/01/34	547,546
360,032	FGLMC	5.000	12/01/34	398,726
74,022	FGLMC	5.500	12/01/34	83,819
26,187	FGLMC	5.500	12/01/34	29,513
7,372	FGLMC	5.500	01/01/35	8,332
34,141	FGLMC	5.500	01/01/35	38,430
3,744	FGLMC	5.500	01/01/35	4,228
180,346	FGLMC	4.500	04/01/35	197,175
191,627	FGLMC	6.000	05/01/35	218,503
24,248	FGLMC	6.000	05/01/35	27,931
179,850	FGLMC	7.000	05/01/35	216,762
38,039	FGLMC	5.500	06/01/35	42,980
23,843	FGLMC	5.500	06/01/35	26,945
12,714	FGLMC	5.000	07/01/35	14,023
687,164	FGLMC	5.000	07/01/35	760,708
37,983	FGLMC	6.000	07/01/35	43,135
984,184	FGLMC	5.000	08/01/35	1,092,829
43,313	FGLMC	5.500	08/01/35	48,245
95,656	FGLMC	6.000	08/01/35	108,589
13,616	FGLMC	4.500	09/01/35	14,900
137,443	FGLMC	5.000	10/01/35	153,390
83,389	FGLMC	5.000	10/01/35	92,268
22,289	FGLMC	5.000	10/01/35	24,658
502,749	FGLMC	5.500	10/01/35	565,931
87,011	FGLMC	5.000	12/01/35	96,403
15,965	FGLMC	5.000	12/01/35	17,700
52,339	FGLMC	6.000	01/01/36	60,361
30,667	FGLMC	5.000	02/01/36	34,069
12,542	FGLMC	5.000	02/01/36	13,909
14,053	FGLMC	6.000	02/01/36	15,959
210,352	FGLMC	5.500	04/01/36	238,180
24,724	FGLMC	5.500	05/01/36	27,843
690	FGLMC	6.500	05/01/36	793
574,201	FGLMC	6.000	06/01/36	658,852
128,250	FGLMC	5.000	07/01/36	142,329
160,272	FGLMC	6.000	07/01/36	185,101
19,911	FGLMC	6.000	08/01/36	22,693
11,451	FGLMC	6.000	09/01/36	13,007
595,605	FGLMC	5.500	10/01/36	666,719
417,084	FGLMC	5.500	10/01/36	467,003
72,431	FGLMC	6.500	10/01/36	88,517
25,003	FGLMC	5.500	11/01/36	28,011
60,288	FGLMC	6.000	11/01/36	69,147
123

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$349,278	FGLMC	6.000%	12/01/36	$401,672
457,639	FGLMC	5.500	03/01/37	514,334
183,803	FGLMC	6.000	03/01/37	209,972
26,162	FGLMC	6.500	03/01/37	30,295
187,030	FGLMC	5.500	04/01/37	209,943
21,986	FGLMC	5.000	05/01/37	24,344
20,333	FGLMC	5.000	06/01/37	22,426
85,083	FGLMC	5.500	06/01/37	95,440
333,766	FGLMC	6.000	07/01/37	379,942
112,075	FGLMC	6.000	08/01/37	127,760
56,596	FGLMC	6.000	09/01/37	65,747
539,009	FGLMC	5.500	10/01/37	608,227
18,469	FGLMC	6.000	11/01/37	21,068
145,532	FGLMC	6.500	11/01/37	167,196
63,254	FGLMC	6.000	01/01/38	71,969
217,180	FGLMC	6.000	02/01/38	247,980
27,402	FGLMC	6.000	02/01/38	31,181
291,697	FGLMC	5.000	03/01/38	322,292
874,633	FGLMC	5.000	03/01/38	968,846
339,819	FGLMC	5.000	04/01/38	379,842
33,845	FGLMC	5.000	04/01/38	38,015
427,322	FGLMC	5.500	04/01/38	478,884
93,534	FGLMC	5.500	05/01/38	105,035
11,173	FGLMC	5.500	06/01/38	12,549
25,278	FGLMC	6.000	07/01/38	28,858
48,340	FGLMC	5.500	08/01/38	54,407
365,640	FGLMC	5.500	08/01/38	410,215
44,318	FGLMC	5.000	09/01/38	48,880
574,637	FGLMC	5.500	09/01/38	645,127
189,393	FGLMC	5.500	09/01/38	213,257
10,953	FGLMC	5.500	10/01/38	12,339
219,582	FGLMC	6.000	11/01/38	250,051
1,577,266	FGLMC	5.500	01/01/39	1,773,974
1,321,417	FGLMC	4.500	02/01/39	1,443,354
633,460	FGLMC	5.000	02/01/39	698,662
44,498	FGLMC	5.500	02/01/39	49,815
6,244	FGLMC	4.500	03/01/39	6,805
228,016	FGLMC	5.000	03/01/39	253,008
32,919	FGLMC	6.000	03/01/39	37,493
1,631,486	FGLMC	4.500	04/01/39	1,803,671
41,932	FGLMC	4.500	04/01/39	46,772
448,205	FGLMC	4.000	05/01/39	480,915
5,470,501	FGLMC	4.500	05/01/39	6,024,266
740,710	FGLMC	4.500	05/01/39	808,266
12,268	FGLMC	4.500	05/01/39	13,444
245,309	FGLMC	4.500	05/01/39	268,753
235,616	FGLMC	5.000	05/01/39	261,683
540,396	FGLMC	4.000	06/01/39	578,203
96,232	FGLMC	4.500	06/01/39	104,911
2,597,694	FGLMC	4.500	06/01/39	2,844,596
35,403	FGLMC	5.000	06/01/39	39,246
18,152	FGLMC	5.500	06/01/39	20,438
124

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$788,222	FGLMC	4.000%	07/01/39	$846,134
31,126	FGLMC	4.500	07/01/39	34,121
64,791	FGLMC	4.500	07/01/39	70,876
361,174	FGLMC	4.500	07/01/39	395,345
209,617	FGLMC	5.000	07/01/39	231,284
308,268	FGLMC	5.500	07/01/39	346,393
29,980	FGLMC	4.500	08/01/39	32,875
73,629	FGLMC	5.000	08/01/39	81,228
281,106	FGLMC	4.000	09/01/39	300,844
1,653,375	FGLMC	5.000	09/01/39	1,823,556
561,282	FGLMC	5.000	09/01/39	623,646
14,694	FGLMC	5.500	09/01/39	16,368
695,737	FGLMC	6.500	09/01/39	799,304
242,726	FGLMC	4.500	10/01/39	266,125
91,804	FGLMC	4.500	10/01/39	102,448
121,514	FGLMC	4.500	10/01/39	135,579
41,979	FGLMC	4.000	11/01/39	45,125
166,066	FGLMC	4.500	11/01/39	181,613
15,851	FGLMC	5.000	11/01/39	17,482
59,019	FGLMC	5.000	11/01/39	65,110
143,479	FGLMC	4.500	12/01/39	157,492
513,663	FGLMC	4.500	12/01/39	569,110
176,579	FGLMC	4.500	12/01/39	192,971
301,285	FGLMC	4.500	12/01/39	330,746
248,676	FGLMC	5.500	12/01/39	279,703
316,816	FGLMC	4.500	01/01/40	346,137
28,581	FGLMC	5.000	01/01/40	31,949
50,517	FGLMC	5.500	01/01/40	56,402
98,970	FGLMC	5.500	03/01/40	111,129
1,530,808	FGLMC	4.000	04/01/40	1,645,829
59,224	FGLMC	4.500	04/01/40	65,616
241,925	FGLMC	4.500	04/01/40	265,690
363,476	FGLMC	5.000	04/01/40	402,192
171,220	FGLMC	5.000	04/01/40	188,942
1,330,195	FGLMC	6.000	04/01/40	1,518,998
3,864,867	FGLMC	4.500	05/01/40	4,241,778
2,436,804	FGLMC	5.000	05/01/40	2,712,925
8,540	FGLMC	4.500	06/01/40	9,311
957,171	FGLMC	5.500	06/01/40	1,077,231
1,900,562	FGLMC	4.500	07/01/40	2,087,150
37,096	FGLMC	4.500	08/01/40	40,752
412,861	FGLMC	5.000	08/01/40	455,946
978,859	FGLMC	5.000	08/01/40	1,086,019
96,814	FGLMC	5.000	08/01/40	107,021
5,521,465	FGLMC	5.500	08/01/40	6,194,729
541,134	FGLMC	4.000	09/01/40	581,706
5,515,277	FGLMC	4.000	11/01/40	5,974,038
3,182,749	FGLMC	4.000	12/01/40	3,447,548
728,821	FGLMC	3.500	01/01/41	769,703
953,054	FGLMC	3.500	01/01/41	1,006,444
568,900	FGLMC	4.000	01/01/41	611,565
546,075	FGLMC	3.500	02/01/41	576,731
125

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,308,378	FGLMC	4.000%	02/01/41	$2,481,515
815,548	FGLMC	4.000	02/01/41	876,720
3,345,947	FGLMC	4.000	04/01/41	3,597,281
651,901	FGLMC	4.500	04/01/41	716,200
154,745	FGLMC	5.000	04/01/41	171,474
654,155	FGLMC	4.500	05/01/41	718,595
734,880	FGLMC	4.500	06/01/41	805,835
1,906,210	FGLMC	3.500	10/01/41	2,013,208
1,547,732	FGLMC	5.000	10/01/41	1,715,060
2,244,992	FGLMC	3.500	11/01/41	2,386,338
978,310	FGLMC	4.500	12/01/41	1,076,385
7,936,887	FGLMC	3.500	01/01/42	8,384,306
2,380,919	FGLMC	3.500	02/01/42	2,515,241
3,015,821	FGLMC	3.500	04/01/42	3,185,503
5,050,329	FGLMC	4.000	05/01/42	5,475,105
3,440,061	FGLMC	3.500	07/01/42	3,656,668
928,660	FGLMC	3.000	08/01/42	965,142
3,698,456	FGLMC	3.000	10/01/42	3,843,054
5,517,004	FGLMC	3.000	10/01/42	5,732,341
1,663,059	FGLMC	3.500	12/01/42	1,754,539
4,582,201	FGLMC	2.500	01/01/43	4,628,207
10,298,118	FGLMC	3.000	01/01/43	10,698,469
15,725,751	FGLMC	3.000	04/01/43	16,333,761
5,670,847	FGLMC	3.500	05/01/43	5,982,044
6,148,830	FGLMC	3.000	08/01/43	6,383,406
4,104,567	FGLMC	3.000	08/01/43	4,261,157
5,915,389	FGLMC	3.500	08/01/43	6,239,572
3,242,274	FGLMC	4.500	10/01/43	3,544,663
4,172,338	FGLMC	4.000	11/01/43	4,467,812
6,937,283	FGLMC	3.500	02/01/44	7,316,770
5,935,358	FGLMC	4.000	02/01/44	6,355,318
2,962,200	FGLMC	4.000	04/01/44	3,171,610
3,724,728	FGLMC	4.500	05/01/44	4,062,413
6,768,337	FGLMC	4.000	06/01/44	7,241,136
10,258,097	FGLMC	4.000	08/01/44	10,977,098
7,458,170	FGLMC	3.500	09/01/44	7,866,151
9,062,592	FGLMC	3.500	11/01/44	9,558,339
13,107,296	FGLMC	3.500	12/01/44	13,828,727
8,196,631	FGLMC	3.500	01/01/45	8,645,007
13,402,294	FGLMC	3.000	02/01/45	13,904,132
17,725,182	FGLMC	3.500	03/01/45	18,694,795
12,183,318	FGLMC	4.000	03/01/45	13,045,424
5,988,385	FGLMC	3.000	04/01/45	6,212,615
13,765,177	FGLMC	3.500	04/01/45	14,583,751
13,992,831	FGLMC	4.000	11/01/45	14,983,569
23,997,547	FGLMC	3.500	12/01/45	25,352,463
19,555,483	FGLMC	3.500	03/01/46	20,659,851
9,813,800	FGLMC	4.000	03/01/46	10,509,360
34,797,996	FGLMC	3.000	04/01/46	36,100,978
227	Federal National Mortgage Association (FNMA)	5.500	09/01/16	228
53	FNMA	6.500	10/01/16	53
2,110	FNMA	6.500	11/01/16	2,120
126

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,186	FNMA	6.500%	04/01/17	$2,214
2,359	FNMA	6.000	05/01/17	2,389
12,180	FNMA	5.000	09/01/17	12,499
1,138	FNMA	6.000	11/01/17	1,153
29,619	FNMA	5.000	12/01/17	30,417
2,163	FNMA	5.000	12/01/17	2,224
86,097	FNMA	5.000	12/01/17	88,363
226,976	FNMA	5.000	01/01/18	233,059
225,293	FNMA	4.500	02/01/18	231,023
35,102	FNMA	4.500	04/01/18	35,997
6,842	FNMA	5.000	04/01/18	7,027
5,443	FNMA	5.500	04/01/18	5,580
61,954	FNMA	5.500	04/01/18	63,818
1,659	FNMA	5.500	05/01/18	1,670
127,342	FNMA	4.500	06/01/18	130,601
150,516	FNMA	4.000	08/01/18	155,901
13,471	FNMA	4.000	08/01/18	13,953
34,584	FNMA	4.500	09/01/18	35,491
25,444	FNMA	4.500	10/01/18	26,119
95,507	FNMA	5.000	11/01/18	98,652
1,330	FNMA	5.000	01/01/19	1,367
4,379	FNMA	6.000	01/01/19	5,001
9,222	FNMA	4.500	05/01/19	9,461
23,600	FNMA	4.500	06/01/19	24,275
4,549	FNMA	4.500	06/01/19	4,674
19,323	FNMA	5.000	07/01/19	19,848
139,559	FNMA	5.000	10/01/19	143,939
16,978	FNMA	4.500	11/01/19	17,465
15,774	FNMA	4.500	12/01/19	16,233
13,752	FNMA	5.000	03/01/20	14,136
6,974	FNMA	5.000	04/01/20	7,335
11,668	FNMA	4.500	06/01/20	12,006
8,752	FNMA	4.500	09/01/20	9,005
10,463	FNMA	4.500	10/01/20	10,883
13,533	FNMA	4.500	11/01/20	14,007
29,796	FNMA	5.000	12/01/20	31,373
37,206	FNMA	5.500	01/01/21	38,018
609,866	FNMA	5.500	01/01/21	635,030
25,532	FNMA	5.000	03/01/21	26,346
26,264	FNMA	5.500	08/01/21	28,203
6,925	FNMA	6.000	08/01/21	7,413
5,123	FNMA	5.000	10/01/21	5,476
10,219	FNMA	5.000	11/01/21	10,580
4,979	FNMA	5.500	11/01/21	5,321
17,691	FNMA	5.500	10/01/22	19,229
7,746	FNMA	6.000	10/01/22	8,375
4,984	FNMA	5.000	03/01/23	5,355
11,985	FNMA	4.500	04/01/23	12,404
136,124	FNMA	4.500	06/01/23	146,061
11,390	FNMA	5.000	06/01/23	12,173
13,753	FNMA	5.500	06/01/23	15,437
26,079	FNMA	5.000	07/01/23	27,746
127

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$138,122	FNMA	5.000%	07/01/23	$147,283
12,438	FNMA	5.500	08/01/23	13,516
26,202	FNMA	5.000	11/01/23	29,065
7,805	FNMA	5.500	11/01/23	8,337
311,031	FNMA	5.500	01/01/24	336,266
26,481	FNMA	5.500	02/01/24	29,728
124,623	FNMA	4.000	03/01/24	132,859
9,404	FNMA	4.500	04/01/24	10,008
141,277	FNMA	4.000	05/01/24	150,598
521,491	FNMA	4.000	05/01/24	555,882
11,598	FNMA	4.000	06/01/24	12,358
14,531	FNMA	4.500	07/01/24	15,695
13,199	FNMA	5.500	07/01/24	14,816
297	FNMA	8.000	07/01/24	352
82,285	FNMA	4.500	08/01/24	88,457
301,711	FNMA	4.000	09/01/24	321,607
72,759	FNMA	4.000	09/01/24	77,411
30,052	FNMA	4.500	09/01/24	32,016
665,534	FNMA	4.500	10/01/24	716,778
34,972	FNMA	5.000	01/01/25	38,793
61,596	FNMA	4.500	02/01/25	66,273
10,425	FNMA	4.500	03/01/25	11,221
500,597	FNMA	4.500	03/01/25	538,297
142,888	FNMA	5.000	03/01/25	158,502
146,474	FNMA	4.500	04/01/25	158,035
324,603	FNMA	4.500	04/01/25	345,921
1,587,260	FNMA	4.000	05/01/25	1,692,182
518,621	FNMA	4.000	06/01/25	552,828
415,574	FNMA	4.500	06/01/25	447,411
156,223	FNMA	4.000	08/01/25	166,546
66,201	FNMA	5.500	08/01/25	75,069
790,466	FNMA	3.500	09/01/25	838,087
794,717	FNMA	4.000	09/01/25	847,285
850,237	FNMA	3.500	10/01/25	901,459
1,022,599	FNMA	3.500	10/01/25	1,084,588
304,183	FNMA	5.000	10/01/25	337,455
607,168	FNMA	4.000	11/01/25	647,473
940,269	FNMA	3.500	12/01/25	996,986
4,146,347	FNMA	3.500	02/01/26	4,396,844
669,167	FNMA	3.500	02/01/26	709,569
203,871	FNMA	4.000	03/01/26	217,447
568,803	FNMA	4.000	06/01/26	606,330
564,322	FNMA	3.500	08/01/26	598,435
425,346	FNMA	3.500	09/01/26	451,109
234,854	FNMA	4.000	09/01/26	250,393
648,844	FNMA	3.500	10/01/26	688,064
13,549	FNMA	6.000	10/01/26	15,473
959,180	FNMA	3.000	11/01/26	1,007,234
812,434	FNMA	3.000	12/01/26	853,289
2,202,545	FNMA	3.000	01/01/27	2,313,751
3,069,386	FNMA	4.000	01/01/27	3,261,313
1,621,974	FNMA	3.500	02/01/27	1,719,690
128

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,593,454	FNMA	3.000%	04/01/27	$1,673,479
2,605,046	FNMA	3.000	04/01/27	2,736,734
1,002,111	FNMA	3.500	05/01/27	1,063,422
994,982	FNMA	2.500	06/01/27	1,032,519
2,768,427	FNMA	3.000	06/01/27	2,908,169
1,168,646	FNMA	2.500	07/01/27	1,212,683
2,393,763	FNMA	2.500	09/01/27	2,483,805
35,437	FNMA	5.500	09/01/27	39,769
4,151,798	FNMA	2.500	10/01/27	4,308,426
2,598,379	FNMA	3.000	11/01/27	2,728,685
4,929	FNMA	5.500	01/01/28	5,534
9,476,446	FNMA	2.500	02/01/28	9,864,895
7,279,895	FNMA	2.500	02/01/28	7,555,556
4,181	FNMA	5.000	02/01/28	4,638
5,399,814	FNMA	2.500	04/01/28	5,603,732
8,031,668	FNMA	2.500	04/01/28	8,335,815
22,169	FNMA	5.500	06/01/28	24,890
2,097,842	FNMA	2.500	07/01/28	2,177,064
4,294,807	FNMA	2.500	08/01/28	4,457,010
6,268,877	FNMA	3.000	10/01/28	6,582,560
3,836	FNMA	5.500	11/01/28	4,308
21	FNMA	7.500	01/01/29	24
7,600,583	FNMA	3.000	03/01/29	7,973,526
34,323	FNMA	4.000	03/01/29	36,815
112,707	FNMA	4.500	04/01/29	122,937
401	FNMA	6.500	04/01/29	462
86,843	FNMA	4.000	05/01/29	93,676
44,610	FNMA	4.500	06/01/29	48,659
15,486	FNMA	4.000	07/01/29	16,703
3,206	FNMA	7.500	07/01/29	3,310
299,882	FNMA	4.500	08/01/29	327,101
54,907	FNMA	4.500	09/01/29	59,890
48,895	FNMA	4.500	11/01/29	54,413
15,251	FNMA	4.500	01/01/30	16,636
4,209,081	FNMA	2.500	02/01/30	4,358,888
41,256	FNMA	4.000	03/01/30	44,664
17,278	FNMA	4.500	05/01/30	18,849
24,710	FNMA	4.500	06/01/30	26,953
8,983,541	FNMA	3.000	07/01/30	9,424,342
221,181	FNMA	4.500	08/01/30	241,257
45,881	FNMA	4.000	09/01/30	49,667
260,966	FNMA	4.000	10/01/30	282,491
2,678,313	FNMA	4.000	11/01/30	2,899,606
418,631	FNMA	4.000	11/01/30	453,286
104,512	FNMA	4.500	12/01/30	114,717
9,562,392	FNMA	3.000	02/01/31	10,031,596
139,703	FNMA	3.500	02/01/31	148,293
158,393	FNMA	4.000	02/01/31	171,471
264	FNMA	7.500	02/01/31	275
1,220	FNMA	7.500	03/01/31	1,527
9,829,365	FNMA	2.500	04/01/31	10,179,206
407,280	FNMA	3.500	04/01/31	432,291
129

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$48,342	FNMA	4.000%	04/01/31	$52,334
4,562	FNMA	6.000	05/01/31	5,265
380	FNMA	7.500	05/01/31	384
9,942,691	FNMA	2.500	06/01/31	10,296,566
1,489,571	FNMA	4.500	07/01/31	1,660,683
248,697	FNMA	4.500	07/01/31	272,895
1,458,920	FNMA	4.000	08/01/31	1,579,556
102,111	FNMA	4.000	09/01/31	110,554
377	FNMA	6.500	09/01/31	434
43,159	FNMA	6.000	11/01/31	49,908
5,395	FNMA	6.500	11/01/31	6,397
2,642,296	FNMA	3.500	01/01/32	2,813,494
12,346	FNMA	6.000	01/01/32	14,100
15,833	FNMA	6.000	01/01/32	18,317
1,102,498	FNMA	3.500	02/01/32	1,174,096
14,085	FNMA	6.000	02/01/32	16,292
44,756	FNMA	6.500	04/01/32	53,964
88,932	FNMA	6.500	07/01/32	104,923
11,739	FNMA	6.500	08/01/32	14,154
1,112,605	FNMA	3.000	09/01/32	1,172,805
134,147	FNMA	6.000	09/01/32	153,196
30,859	FNMA	7.500	09/01/32	35,814
3,270,972	FNMA	3.000	10/01/32	3,448,109
57,336	FNMA	5.500	10/01/32	64,928
41,294	FNMA	6.000	10/01/32	47,167
19,595	FNMA	6.000	11/01/32	22,662
2,437	FNMA	5.500	12/01/32	2,744
27,706	FNMA	5.500	12/01/32	31,416
43,019	FNMA	6.000	12/01/32	49,755
211,398	FNMA	5.500	01/01/33	239,637
437,303	FNMA	6.000	01/01/33	505,453
231,192	FNMA	5.000	02/01/33	258,094
14,118	FNMA	5.000	02/01/33	15,757
2,204,009	FNMA	3.000	04/01/33	2,323,374
3,015,511	FNMA	3.500	04/01/33	3,211,668
10,888	FNMA	6.000	04/01/33	12,623
1,490,841	FNMA	5.500	05/01/33	1,690,700
85,268	FNMA	5.000	06/01/33	95,174
180,612	FNMA	5.500	06/01/33	204,833
25,098	FNMA	4.500	07/01/33	27,499
75,821	FNMA	5.000	07/01/33	84,596
9,922	FNMA	4.500	08/01/33	10,822
167,051	FNMA	4.500	08/01/33	182,992
37,660	FNMA	5.000	08/01/33	42,026
60,604	FNMA	5.500	09/01/33	68,057
261,394	FNMA	5.500	09/01/33	297,831
22,907	FNMA	6.000	09/01/33	26,476
241,159	FNMA	4.500	10/01/33	265,234
39,072	FNMA	5.000	10/01/33	43,610
42,611	FNMA	5.000	10/01/33	47,553
277,818	FNMA	5.500	10/01/33	318,238
863,686	FNMA	5.500	10/01/33	996,992
130

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$17,277		FNMA	4.500%	11/01/33	$18,932
45,022		FNMA	5.000	11/01/33	50,247
3,128,780		FNMA	5.000	11/01/33	3,492,034
362,085		FNMA	5.000	12/01/33	404,157
448,855		FNMA	5.500	12/01/33	514,902
4,267,790		FNMA	3.000	01/01/34	4,497,442
138,172		FNMA	5.000	02/01/34	154,218
560,483		FNMA	6.000	02/01/34	650,843
828,047		FNMA	5.000	03/01/34	924,260
11,911		FNMA	5.000	03/01/34	13,295
18,971		FNMA	5.000	03/01/34	21,175
42,597		FNMA	5.000	03/01/34	47,544
14,551		FNMA	5.000	03/01/34	16,241
34,784		FNMA	5.000	03/01/34	38,821
115,141		FNMA	5.000	04/01/34	128,243
124,423		FNMA	5.500	04/01/34	141,148
28,204		FNMA	4.500	05/01/34	30,919
82,865		FNMA	4.500	05/01/34	90,775
28,582		FNMA	5.500	07/01/34	32,458
44,313		FNMA	5.500	07/01/34	50,300
41,748		FNMA	7.000	07/01/34	48,845
39,358		FNMA	5.000	08/01/34	43,911
344,069		FNMA	5.000	08/01/34	383,819
32,659		FNMA	6.000	08/01/34	37,892
188,758		FNMA	6.000	08/01/34	218,631
19,817		FNMA	4.500	09/01/34	21,808
703,106		FNMA	5.500	09/01/34	798,477
6,847		FNMA	5.500	11/01/34	7,767
10,761		FNMA	6.000	11/01/34	12,292
10,912		FNMA	5.000	12/01/34	12,175
6,638		FNMA	5.500	12/01/34	7,539
18,684		FNMA	6.000	12/01/34	21,619
993,108		FNMA	4.500	01/01/35	1,092,499
57,130		FNMA	5.500	01/01/35	64,114
90,191		FNMA	5.500	02/01/35	102,327
2,177,218		FNMA	5.500	02/01/35	2,468,031
573,428		FNMA	5.500	04/01/35	650,804
79,972		FNMA	6.000	04/01/35	92,501
87,249		FNMA	6.000	04/01/35	100,441
26,048		FNMA	5.500	05/01/35	29,233
141,515		FNMA	6.000	05/01/35	163,455
36,429		FNMA	5.000	06/01/35	40,631
4,330	i	FNMA	2.411	07/01/35	4,592
102,691		FNMA	5.000	07/01/35	115,327
9,382,933		FNMA	3.000	08/01/35	9,846,401
219,601		FNMA	4.500	08/01/35	241,146
146,576		FNMA	5.000	08/01/35	162,659
298,652		FNMA	5.000	08/01/35	332,109
9,035		FNMA	4.500	09/01/35	9,886
11,382		FNMA	4.500	09/01/35	12,516
25,207		FNMA	5.500	09/01/35	28,628
185,861		FNMA	5.000	10/01/35	206,649
131

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$348,538		FNMA	5.500%	10/01/35	$399,942
7,162		FNMA	5.000	11/01/35	7,648
384,318		FNMA	5.500	11/01/35	434,109
4,195		FNMA	4.500	12/01/35	4,593
53,521		FNMA	5.500	12/01/35	60,064
202,761		FNMA	6.000	12/01/35	231,558
123,934	i	FNMA	2.606	02/01/36	129,715
801,483		FNMA	5.000	02/01/36	891,900
104,214		FNMA	6.500	02/01/36	119,937
352,583		FNMA	6.000	03/01/36	403,654
7,184		FNMA	5.000	05/01/36	7,984
601,565		FNMA	6.000	06/01/36	694,587
137,682	i	FNMA	2.356	07/01/36	144,774
31,214		FNMA	6.000	07/01/36	35,980
211,947		FNMA	6.500	07/01/36	259,910
496,192		FNMA	5.500	08/01/36	562,517
310,212		FNMA	6.500	08/01/36	367,864
23,410		FNMA	5.500	09/01/36	26,542
11,545		FNMA	6.500	09/01/36	13,286
40,447		FNMA	6.500	09/01/36	46,549
50,764		FNMA	6.000	10/01/36	58,081
24,119		FNMA	6.500	11/01/36	27,910
11,150	i	FNMA	2.600	12/01/36	11,773
145,512		FNMA	6.000	12/01/36	166,653
36,038	i	FNMA	2.755	01/01/37	38,133
61,156		FNMA	5.500	01/01/37	68,940
6,834	i	FNMA	2.244	02/01/37	7,111
446,966		FNMA	5.500	02/01/37	503,496
21,216		FNMA	6.000	02/01/37	24,313
33,675		FNMA	7.000	02/01/37	40,017
12,782	i	FNMA	2.846	03/01/37	13,595
2,487		FNMA	5.000	03/01/37	2,759
155,515		FNMA	6.500	03/01/37	178,977
75,267		FNMA	6.500	03/01/37	88,128
1,751	i	FNMA	5.810	04/01/37	1,811
113,893		FNMA	7.000	04/01/37	137,958
132,388		FNMA	5.000	05/01/37	146,854
3,640		FNMA	7.000	05/01/37	3,991
43,529	i	FNMA	2.868	06/01/37	46,070
40,847		FNMA	5.500	06/01/37	46,044
41,215		FNMA	5.500	08/01/37	46,793
16,747		FNMA	6.000	08/01/37	19,161
22,333		FNMA	6.500	08/01/37	25,703
76,207		FNMA	6.500	08/01/37	87,704
16,810		FNMA	5.500	09/01/37	18,865
289,418		FNMA	6.000	09/01/37	335,782
62,217		FNMA	6.000	09/01/37	71,172
104,242		FNMA	6.000	09/01/37	121,676
229,157		FNMA	6.000	09/01/37	267,462
84,282		FNMA	6.000	09/01/37	98,285
9,050		FNMA	6.500	09/01/37	10,416
75,700		FNMA	6.500	09/01/37	87,640
132

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$402,404	i	FNMA	2.527%	10/01/37	$425,947
29,061		FNMA	6.500	10/01/37	33,445
308,840		FNMA	5.500	11/01/37	347,020
563,303		FNMA	6.000	11/01/37	644,166
36,500		FNMA	7.000	11/01/37	44,398
2,643		FNMA	6.500	01/01/38	3,042
167,821		FNMA	5.500	02/01/38	188,338
29,439		FNMA	6.500	02/01/38	33,880
31,230		FNMA	7.000	02/01/38	37,444
55,935	i	FNMA	2.895	03/01/38	59,054
16,500		FNMA	5.000	03/01/38	18,303
9,324		FNMA	5.000	03/01/38	10,343
33,002		FNMA	5.500	03/01/38	37,134
10,630		FNMA	6.000	03/01/38	12,411
12,187		FNMA	6.500	03/01/38	14,027
56,294		FNMA	6.500	03/01/38	64,787
351,843		FNMA	6.500	03/01/38	409,588
22,779		FNMA	5.000	04/01/38	25,268
513,812		FNMA	5.500	04/01/38	578,337
437,408		FNMA	6.000	04/01/38	500,445
32,669		FNMA	4.500	05/01/38	35,710
504,565		FNMA	5.000	05/01/38	559,700
1,617,131		FNMA	5.000	05/01/38	1,800,366
1,361,840		FNMA	6.000	06/01/38	1,556,398
1,995,050		FNMA	6.500	06/01/38	2,328,654
407,671		FNMA	6.000	07/01/38	466,929
7,371	i	FNMA	2.352	08/01/38	7,767
4,555	i	FNMA	2.625	08/01/38	4,809
1,301,248		FNMA	6.000	09/01/38	1,487,794
58,158	i	FNMA	2.121	10/01/38	60,800
5,259		FNMA	6.000	10/01/38	6,006
37,701		FNMA	5.500	11/01/38	42,397
6,360		FNMA	5.000	12/01/38	7,055
1,091,968		FNMA	5.500	12/01/38	1,232,405
172,082		FNMA	4.500	01/01/39	187,729
4,615,030		FNMA	5.000	01/01/39	5,119,323
223,326		FNMA	5.000	01/01/39	247,729
145,160		FNMA	5.500	01/01/39	163,756
702,809		FNMA	5.500	01/01/39	790,814
42,331		FNMA	6.000	01/01/39	48,416
37,673		FNMA	6.000	01/01/39	43,022
781,550		FNMA	4.500	02/01/39	853,113
371,941		FNMA	4.500	02/01/39	406,372
312,668		FNMA	4.500	02/01/39	341,449
11,810		FNMA	5.500	02/01/39	13,256
768,355		FNMA	4.000	04/01/39	825,557
19,811		FNMA	5.500	04/01/39	22,330
1,245,287		FNMA	4.500	05/01/39	1,377,329
243,631		FNMA	4.500	05/01/39	266,073
275,145		FNMA	4.500	06/01/39	300,479
696,016		FNMA	4.500	06/01/39	760,409
543,566		FNMA	5.500	06/01/39	611,195
133

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$15,910	i	FNMA	2.585%	07/01/39	$16,841
185,655		FNMA	4.500	07/01/39	202,773
124,569		FNMA	4.500	07/01/39	135,887
20,566		FNMA	5.000	07/01/39	22,860
174,326	i	FNMA	2.400	08/01/39	183,751
30,902	i	FNMA	2.482	08/01/39	32,828
402,693		FNMA	4.000	08/01/39	431,913
2,700,522		FNMA	4.000	08/01/39	2,897,611
582,025		FNMA	4.500	08/01/39	635,904
35,718		FNMA	4.500	08/01/39	39,775
1,638,480		FNMA	4.500	08/01/39	1,812,379
2,630,197		FNMA	5.000	08/01/39	2,925,701
25,973		FNMA	5.000	08/01/39	28,884
945,410		FNMA	4.000	09/01/39	1,013,993
56,550		FNMA	5.000	09/01/39	62,882
384,488		FNMA	5.500	09/01/39	438,620
216,586		FNMA	6.000	09/01/39	247,533
921,232		FNMA	6.500	10/01/39	1,060,217
43,409		FNMA	5.000	11/01/39	48,711
1,239,790		FNMA	4.000	12/01/39	1,332,323
109,042		FNMA	4.500	12/01/39	119,913
281,240		FNMA	4.500	12/01/39	307,408
4,259,246		FNMA	4.500	12/01/39	4,660,419
34,935	i	FNMA	3.694	01/01/40	36,636
73,713		FNMA	4.500	01/01/40	80,649
87,050		FNMA	5.000	01/01/40	97,327
558,142		FNMA	6.000	02/01/40	638,065
363,606		FNMA	4.500	03/01/40	397,704
788,165		FNMA	4.500	03/01/40	863,510
41,311		FNMA	5.000	03/01/40	46,120
36,865		FNMA	4.500	04/01/40	40,399
1,139,440		FNMA	5.000	04/01/40	1,273,752
1,376,697		FNMA	5.000	04/01/40	1,532,291
196,928	i	FNMA	2.758	05/01/40	208,259
285,031	i	FNMA	2.870	05/01/40	300,010
87,766	i	FNMA	3.043	05/01/40	92,764
44,557		FNMA	4.500	05/01/40	49,297
104,466		FNMA	4.500	07/01/40	114,505
89,439		FNMA	4.500	07/01/40	97,923
125,910		FNMA	5.000	07/01/40	140,721
59,592	i	FNMA	2.555	08/01/40	63,070
1,097,661		FNMA	4.500	08/01/40	1,202,691
804,711		FNMA	4.500	08/01/40	881,802
836,718		FNMA	5.000	08/01/40	931,319
677,716		FNMA	4.500	09/01/40	742,812
1,833,781		FNMA	4.500	09/01/40	2,010,397
1,606,071		FNMA	6.000	09/01/40	1,839,646
275,229		FNMA	3.500	10/01/40	290,421
1,257,107		FNMA	4.000	10/01/40	1,352,380
3,085,959		FNMA	4.000	10/01/40	3,317,611
1,869,628		FNMA	4.500	10/01/40	2,049,758
2,192,526		FNMA	3.500	11/01/40	2,318,591
134

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,431,588		FNMA	4.000%	11/01/40	$1,539,873
2,236,914		FNMA	4.000	11/01/40	2,405,994
2,453,241		FNMA	4.000	11/01/40	2,638,078
248,161		FNMA	4.500	11/01/40	272,043
195,709	i	FNMA	3.233	12/01/40	206,727
745,840		FNMA	4.000	12/01/40	801,927
5,924,895		FNMA	4.500	12/01/40	6,494,215
79,324		FNMA	3.500	01/01/41	83,886
127,450	i	FNMA	2.719	02/01/41	134,438
450,004		FNMA	3.500	02/01/41	476,045
2,108,431		FNMA	4.000	02/01/41	2,267,530
1,954,347		FNMA	4.000	03/01/41	2,101,081
1,534,702		FNMA	4.500	04/01/41	1,682,286
2,018,422		FNMA	4.500	05/01/41	2,207,799
336,320		FNMA	4.500	05/01/41	368,102
1,181,570		FNMA	4.500	06/01/41	1,295,508
308,332	i	FNMA	3.074	07/01/41	326,491
1,405,337		FNMA	4.500	07/01/41	1,540,853
3,789,900		FNMA	4.000	09/01/41	4,073,914
2,035,745		FNMA	4.500	09/01/41	2,231,777
704,225		FNMA	5.500	09/01/41	792,726
439,606	i	FNMA	2.935	10/01/41	468,239
110,943	i	FNMA	2.987	10/01/41	115,543
1,115,065		FNMA	3.500	11/01/41	1,185,475
1,250,244		FNMA	3.500	11/01/41	1,323,643
1,141,102	i	FNMA	2.826	12/01/41	1,190,738
6,940,202		FNMA	3.500	12/01/41	7,349,696
1,413,008		FNMA	4.000	12/01/41	1,518,772
3,353,871		FNMA	3.500	03/01/42	3,551,458
2,369,449		FNMA	4.000	03/01/42	2,546,492
6,199,632		FNMA	3.500	04/01/42	6,565,180
2,145,182		FNMA	3.500	04/01/42	2,297,550
2,862,755		FNMA	4.500	04/01/42	3,136,854
2,429,369		FNMA	5.000	04/01/42	2,756,801
2,100,532		FNMA	4.000	05/01/42	2,259,019
2,701,338		FNMA	5.000	05/01/42	3,009,854
1,886,247		FNMA	3.000	06/01/42	1,961,480
9,342,021		FNMA	3.500	06/01/42	9,887,787
4,796,809		FNMA	4.000	06/01/42	5,151,427
8,361,041		FNMA	4.000	06/01/42	8,982,819
14,868,485		FNMA	3.500	07/01/42	15,736,020
2,913,938		FNMA	4.500	07/01/42	3,194,358
3,253,787		FNMA	3.500	08/01/42	3,445,787
4,447,915		FNMA	3.000	09/01/42	4,626,082
6,010,788		FNMA	3.500	09/01/42	6,359,366
9,201,601		FNMA	3.000	10/01/42	9,570,193
3,092,189		FNMA	3.500	10/01/42	3,274,497
3,257,857		FNMA	2.500	01/01/43	3,298,843
11,127,580		FNMA	3.000	01/01/43	11,572,874
15,347,299		FNMA	3.000	02/01/43	15,961,938
3,879,184		FNMA	3.000	04/01/43	4,033,961
11,522,937		FNMA	3.000	04/01/43	11,983,842
135

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,587,597	i	FNMA	2.147%	06/01/43	$2,654,863
12,036,732		FNMA	3.000	06/01/43	12,516,113
3,224,092	i	FNMA	1.734	07/01/43	3,278,800
9,557,592		FNMA	3.000	07/01/43	9,938,577
9,392,132		FNMA	3.500	07/01/43	9,929,687
8,194,326		FNMA	3.000	08/01/43	8,521,259
4,190,051		FNMA	4.000	08/01/43	4,560,256
6,579,080		FNMA	3.000	09/01/43	6,841,402
9,225,458		FNMA	3.500	09/01/43	9,752,917
6,062,196		FNMA	3.500	10/01/43	6,408,709
986,946		FNMA	4.500	10/01/43	1,076,529
6,795,097		FNMA	4.000	11/01/43	7,284,174
2,981,782		FNMA	4.000	11/01/43	3,195,979
2,040,773		FNMA	4.500	12/01/43	2,228,636
6,313,059		FNMA	4.500	12/01/43	6,893,262
6,773,318		FNMA	4.000	01/01/44	7,259,665
5,803,029		FNMA	4.000	05/01/44	6,218,405
6,385,123		FNMA	4.000	07/01/44	6,842,165
6,897,875		FNMA	4.000	07/01/44	7,391,619
3,633,135		FNMA	3.500	09/01/44	3,833,683
6,742,201		FNMA	4.000	09/01/44	7,224,803
12,598,806		FNMA	3.500	10/01/44	13,294,259
7,496,501		FNMA	4.000	12/01/44	8,033,094
8,231,622		FNMA	3.000	01/01/45	8,555,749
24,211,656	h	FNMA	3.000	01/01/45	25,176,037
20,685,157		FNMA	3.500	02/01/45	21,826,975
18,569,001		FNMA	3.500	05/01/45	19,594,008
14,255,713		FNMA	3.500	07/01/45	15,107,214
22,943,195		FNMA	4.000	07/01/45	24,607,779
14,140,593	h	FNMA	3.500	11/01/45	14,924,591
9,718,733		FNMA	3.500	02/01/46	10,259,659
9,968,800		FNMA	3.000	06/01/46	10,354,318
20,000,000	h	FNMA	3.500	07/01/46	21,117,807
2,706		Government National Mortgage Association (GNMA)	5.000	02/15/18	2,813
10,679		GNMA	4.500	02/15/19	10,869
8,013		GNMA	4.500	01/20/24	8,454
46,664		GNMA	4.000	04/15/24	49,863
9,855		GNMA	4.500	07/15/24	10,587
158,834		GNMA	4.000	08/15/24	169,662
43,711		GNMA	4.500	08/15/24	46,938
141,048		GNMA	4.000	09/15/24	150,640
24,821		GNMA	4.500	01/15/25	26,651
191,894		GNMA	4.000	08/15/25	202,874
108,469		GNMA	3.500	03/15/26	115,239
136,665		GNMA	4.000	04/15/26	143,384
108,709		GNMA	4.000	06/20/26	115,261
168,647		GNMA	3.500	11/20/26	179,197
874,977		GNMA	3.000	12/15/26	923,083
2,609,669		GNMA	2.500	04/20/27	2,719,214
1,626,792		GNMA	2.500	09/20/27	1,695,079
2,907		GNMA	6.500	09/15/28	3,316
666		GNMA	6.500	09/15/28	760
136

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,972	GNMA	6.500%	11/15/28	$3,390
1,168	GNMA	7.500	11/15/28	1,330
2,646,714	GNMA	3.500	11/20/28	2,816,151
8,370	GNMA	8.500	10/15/30	8,931
4,371	GNMA	8.500	10/20/30	5,335
502	GNMA	8.500	12/15/30	647
712	GNMA	7.000	06/20/31	888
1,955	GNMA	7.000	07/15/31	2,204
1,915	GNMA	7.000	07/15/31	2,024
265,233	GNMA	6.000	10/15/32	311,188
37,576	GNMA	5.500	12/20/32	42,318
92,895	GNMA	5.500	05/15/33	106,296
14,334	GNMA	5.000	07/15/33	16,173
49,034	GNMA	5.500	07/15/33	55,809
12,476	GNMA	5.000	07/20/33	14,043
27,580	GNMA	5.000	08/15/33	30,692
60,865	GNMA	5.000	08/15/33	67,732
195,671	GNMA	5.500	09/15/33	225,377
155,658	GNMA	6.000	11/20/33	183,947
69,946	GNMA	5.500	05/20/34	78,887
96,466	GNMA	6.000	09/20/34	113,674
8,710	GNMA	5.000	10/20/34	9,688
220,817	GNMA	5.500	11/15/34	254,283
97,205	GNMA	6.500	01/15/35	116,013
52,096	GNMA	5.500	02/20/35	58,675
1,019,471	GNMA	5.000	03/20/35	1,147,287
329,070	GNMA	5.000	04/15/35	372,072
328,940	GNMA	5.500	05/20/35	371,016
12,952	GNMA	5.000	09/20/35	14,581
7,006	GNMA	5.000	11/15/35	7,818
7,410	GNMA	5.000	11/15/35	8,246
94,976	GNMA	5.500	02/20/36	106,246
10,489	GNMA	5.500	03/15/36	11,892
30,016	GNMA	5.500	05/20/36	33,425
8,319	GNMA	6.500	06/15/36	10,286
298,354	GNMA	5.500	06/20/36	331,177
16,518	GNMA	5.000	09/15/36	18,676
13,923	GNMA	6.000	09/15/36	16,145
28,572	GNMA	6.000	10/20/36	32,954
18,382	GNMA	5.000	12/15/36	20,784
24,663	GNMA	5.500	01/15/37	27,870
16,146	GNMA	6.000	01/20/37	18,623
419,360	GNMA	5.500	02/15/37	472,310
56,134	GNMA	6.000	02/20/37	64,908
399,442	GNMA	6.000	04/15/37	463,952
11,773	GNMA	6.500	04/15/37	13,472
187,953	GNMA	6.000	04/20/37	215,839
21,870	GNMA	6.000	06/15/37	25,462
32,801	GNMA	6.000	08/20/37	37,620
26,571	GNMA	6.500	08/20/37	32,381
127,521	GNMA	6.500	11/20/37	151,024
67,262	GNMA	6.000	12/15/37	76,975
137

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$7,945	GNMA	5.000%	02/20/38	$8,823
200,538	GNMA	5.000	04/15/38	224,576
8,344	GNMA	5.500	05/20/38	9,243
39,170	GNMA	5.500	06/15/38	44,671
90,433	GNMA	6.000	06/20/38	103,336
136,050	GNMA	5.500	07/15/38	153,471
706,355	GNMA	5.000	07/20/38	789,203
664,357	GNMA	5.500	07/20/38	730,335
16,302	GNMA	5.500	08/15/38	18,372
316,442	GNMA	6.000	08/15/38	361,722
96,424	GNMA	6.000	08/15/38	110,214
68,236	GNMA	6.000	08/20/38	77,935
266,983	GNMA	6.000	09/20/38	304,933
67,133	GNMA	5.000	10/15/38	74,785
22,860	GNMA	5.500	10/15/38	26,598
12,653	GNMA	6.500	10/20/38	14,815
22,281	GNMA	6.500	10/20/38	24,204
4,129	GNMA	5.500	11/15/38	4,653
50,996	GNMA	6.500	11/20/38	59,947
268,341	GNMA	6.000	12/15/38	306,850
4,406	GNMA	6.500	12/15/38	5,119
49,079	GNMA	5.000	01/15/39	55,113
1,300,834	GNMA	4.500	01/20/39	1,397,195
131,317	GNMA	6.500	01/20/39	153,423
48,507	GNMA	5.000	02/15/39	54,423
20,022	GNMA	6.000	02/15/39	22,916
57,678	GNMA	4.500	03/15/39	63,541
431,626	GNMA	4.500	03/15/39	475,501
49,092	GNMA	3.000	03/20/39	50,212
16,270	GNMA	4.500	03/20/39	17,556
251,083	GNMA	5.500	03/20/39	278,734
26,042	GNMA	4.500	04/15/39	28,711
391,435	GNMA	5.500	04/15/39	439,923
9,772	GNMA	5.000	04/20/39	10,897
52,807	GNMA	4.000	05/15/39	56,759
758,858	GNMA	4.500	05/15/39	836,642
411,340	GNMA	5.000	05/15/39	461,853
54,971	GNMA	4.000	05/20/39	59,174
142,537	GNMA	4.500	05/20/39	154,442
2,844,045	GNMA	5.000	05/20/39	3,164,435
2,131,113	GNMA	4.500	06/15/39	2,351,643
21,302	GNMA	4.500	06/15/39	23,484
21,314	GNMA	5.000	06/15/39	23,865
1,799,119	GNMA	5.000	06/15/39	2,042,126
25,032	GNMA	5.000	06/15/39	28,106
47,485	GNMA	5.000	06/15/39	53,177
1,995,459	GNMA	5.000	06/15/39	2,264,984
32,713	GNMA	4.000	06/20/39	35,213
19,440	GNMA	5.000	06/20/39	21,612
2,644,356	GNMA	4.000	07/15/39	2,842,215
33,172	GNMA	4.500	07/15/39	36,570
65,318	GNMA	4.500	07/15/39	72,014
138

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$2,684,919	GNMA	4.500%	07/15/39	$2,990,032
24,618	GNMA	5.000	07/15/39	27,436
326,144	GNMA	4.500	07/20/39	356,081
283,609	GNMA	5.000	07/20/39	317,072
26,651	GNMA	5.500	07/20/39	29,608
126,016	GNMA	4.000	08/15/39	135,440
387,245	GNMA	5.000	08/15/39	432,988
28,191	GNMA	5.500	08/15/39	31,772
112,821	GNMA	6.000	08/15/39	129,098
89,120	GNMA	4.000	08/20/39	95,618
75,301	GNMA	5.000	08/20/39	83,738
49,621	GNMA	5.000	09/15/39	55,220
105,139	GNMA	5.000	09/20/39	116,967
25,215	GNMA	4.500	10/15/39	27,778
14,772	GNMA	5.000	10/15/39	16,543
32,023	GNMA	4.500	10/20/39	34,960
62,325	GNMA	4.500	11/15/39	69,517
46,454	GNMA	4.500	11/20/39	50,588
55,270	GNMA	5.000	11/20/39	61,665
1,625,235	GNMA	4.500	12/15/39	1,793,431
99,820	GNMA	4.500	12/15/39	110,248
46,856	GNMA	4.500	12/20/39	51,149
1,698,081	GNMA	5.000	12/20/39	1,888,734
1,554,353	GNMA	4.500	01/20/40	1,697,072
22,092	GNMA	5.500	01/20/40	24,544
828,670	GNMA	5.500	02/15/40	933,915
108,051	GNMA	4.000	03/15/40	116,200
23,786	GNMA	5.000	03/15/40	26,549
15,330	GNMA	4.500	04/15/40	16,888
324,705	GNMA	5.000	04/15/40	363,959
63,948	GNMA	4.500	04/20/40	69,628
10,259	GNMA	4.500	05/15/40	11,321
276,941	GNMA	5.000	05/15/40	309,918
608,512	GNMA	2.000	05/20/40	628,784
14,179	GNMA	4.500	05/20/40	15,444
20,047	GNMA	4.500	06/15/40	22,085
5,231,148	GNMA	4.500	06/15/40	5,772,539
25,833	GNMA	4.500	06/15/40	28,506
307,036	GNMA	5.000	06/20/40	341,538
650,568	GNMA	4.500	07/15/40	716,700
200,331	GNMA	4.500	07/15/40	220,869
2,280,995	GNMA	4.500	07/20/40	2,490,535
67,861	GNMA	5.000	07/20/40	75,500
463,063	GNMA	4.000	08/15/40	499,054
1,909,744	GNMA	4.000	08/15/40	2,058,590
181,879	GNMA	4.500	08/15/40	202,852
178,144	GNMA	4.500	08/20/40	194,508
140,379	GNMA	4.500	09/20/40	153,275
39,984	GNMA	5.500	09/20/40	44,537
54,889	GNMA	6.500	09/20/40	65,523
56,491	GNMA	4.000	10/15/40	61,445
120,505	GNMA	6.000	10/20/40	138,975
139

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$668,457	GNMA	4.000%	11/15/40	$725,554
1,882,661	GNMA	4.000	11/20/40	2,028,684
462,502	GNMA	3.500	12/15/40	491,426
628,553	GNMA	5.500	12/20/40	699,950
2,045,742	GNMA	4.000	01/15/41	2,205,572
4,855,869	GNMA	4.000	01/20/41	5,232,505
438,832	GNMA	4.000	02/15/41	471,919
1,352,956	GNMA	4.500	02/20/41	1,477,249
748,906	GNMA	4.500	03/15/41	825,682
1,689,894	GNMA	4.500	04/20/41	1,840,567
329,665	GNMA	5.000	04/20/41	366,741
157,385	GNMA	4.000	06/20/41	165,149
397,481	GNMA	4.000	07/15/41	427,832
671,364	GNMA	4.000	07/20/41	722,929
2,123,432	GNMA	4.500	07/20/41	2,318,518
1,854,502	GNMA	5.000	07/20/41	2,062,729
572,901	GNMA	4.500	08/15/41	632,557
816,116	GNMA	5.000	08/20/41	908,001
1,046,875	GNMA	4.000	09/15/41	1,128,412
86,236	GNMA	3.000	09/20/41	88,584
2,991,297	GNMA	4.000	09/20/41	3,220,287
203,124	GNMA	4.000	10/15/41	218,906
213,255	GNMA	2.000	10/20/41	220,000
121,559	GNMA	3.500	10/20/41	126,153
3,744,614	GNMA	4.000	10/20/41	4,030,792
440,069	GNMA	5.500	10/20/41	490,112
1,147,000	GNMA	3.500	11/15/41	1,222,954
2,504,650	GNMA	4.000	11/15/41	2,699,605
4,694,529	GNMA	4.500	11/20/41	5,125,841
1,890,186	GNMA	5.000	11/20/41	2,126,867
576,644	GNMA	6.000	11/20/41	658,589
2,448,029	GNMA	3.500	01/20/42	2,608,739
730,276	GNMA	3.000	02/20/42	753,070
1,206,257	GNMA	3.500	03/20/42	1,285,447
1,913,565	GNMA	4.500	03/20/42	2,089,370
2,263,739	GNMA	3.500	04/15/42	2,413,663
11,540,987	GNMA	3.500	05/20/42	12,298,656
3,331,813	GNMA	3.500	05/20/42	3,575,214
2,675,966	GNMA	4.000	05/20/42	2,877,822
5,808,009	GNMA	3.500	07/15/42	6,198,600
721,620	GNMA	1.875	07/20/42	743,826
2,696,964	GNMA	3.500	07/20/42	2,874,023
3,182,626	GNMA	3.000	08/20/42	3,337,439
11,208,953	GNMA	3.500	08/20/42	11,944,843
3,482,174	GNMA	3.500	08/20/42	3,736,704
2,260,359	GNMA	6.000	08/20/42	2,610,403
4,282,738	GNMA	3.500	10/20/42	4,563,914
4,576,556	GNMA	3.000	11/20/42	4,799,169
5,292,498	GNMA	3.000	12/20/42	5,549,904
3,667,611	GNMA	3.000	12/20/42	3,843,120
5,925,853	GNMA	3.000	01/15/43	6,206,878
3,250,250	GNMA	3.000	01/15/43	3,397,943
140

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,012,691		GNMA	3.000%	01/20/43	$4,207,788
6,792,069		GNMA	3.000	02/20/43	7,122,310
3,794,315		GNMA	3.000	02/20/43	3,981,873
1,351,459		GNMA	3.000	04/15/43	1,412,871
1,434,247		GNMA	5.000	04/20/43	1,562,495
2,773,681		GNMA	3.000	05/20/43	2,908,574
4,312,960		GNMA	3.000	06/20/43	4,522,701
7,921,335		GNMA	3.500	06/20/43	8,502,006
9,223,918		GNMA	3.000	07/20/43	9,672,622
4,490,098		GNMA	3.500	07/20/43	4,784,363
6,577,540		GNMA	3.500	09/20/43	7,007,441
2,745,716		GNMA	4.000	09/20/43	2,938,163
2,456,644		GNMA	4.000	10/20/43	2,624,652
1,244,761		GNMA	3.500	11/20/43	1,326,159
3,011,504		GNMA	4.000	11/20/43	3,221,419
2,459,276		GNMA	4.500	12/20/43	2,642,471
2,581,367		GNMA	4.500	01/20/44	2,773,608
3,249,735		GNMA	3.500	02/20/44	3,460,366
4,959,139		GNMA	4.000	02/20/44	5,304,200
5,078,675		GNMA	4.000	05/20/44	5,431,807
5,276,498		GNMA	4.000	06/20/44	5,643,254
14,305,584		GNMA	3.500	07/20/44	15,215,281
4,110,607		GNMA	4.500	10/20/44	4,417,654
10,393,029		GNMA	3.500	11/20/44	11,034,405
13,287,421		GNMA	3.000	12/20/44	13,905,422
7,300,897		GNMA	3.500	02/20/45	7,751,451
13,552,851		GNMA	3.000	04/20/45	14,183,198
13,903,025		GNMA	3.000	06/20/45	14,549,658
14,067,386		GNMA	3.000	07/20/45	14,721,663
33,455,157		GNMA	4.000	11/20/45	35,795,404
14,442,978		GNMA	3.000	12/20/45	15,114,724
14,263,029		GNMA	3.500	12/20/45	15,156,505
19,833,754		GNMA	4.000	04/20/46	21,237,513
9,977,394		GNMA	3.000	05/20/46	10,441,445
9,975,563		GNMA	3.500	05/20/46	10,604,406
15,000,000	h	GNMA	3.000	06/20/46	15,697,653
10,000,000	h	GNMA	3.500	06/20/46	10,630,909
		TOTAL MORTGAGE BACKED			1,872,243,821

MUNICIPAL BONDS - 1.0%
300,000		American Municipal Power	7.834	02/15/41	464,427
500,000		American Municipal Power	6.270	02/15/50	654,915
500,000		Bay Area Toll Authority	6.263	04/01/49	779,080
720,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	987,026
250,000		City of Chicago IL	7.375	01/01/33	263,802
300,000		City of Chicago IL	5.432	01/01/42	255,252
750,000		City Public Service Board of San Antonio TX	5.808	02/01/41	1,031,655
150,000		Colorado Bridge Enterprise	6.078	12/01/40	205,101
200,000		Commonwealth of Massachusetts	4.200	12/01/21	223,658
500,000		Commonwealth of Massachusetts	5.731	06/01/40	701,740
100,000	h	Commonwealth of Massachusetts	3.277	06/01/46	100,978
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	222,214
141

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	County of Clark NV	6.820%	07/01/45	$309,102
350,000	Denver City & County School District No	4.242	12/15/37	388,276
200,000	District of Columbia	5.591	12/01/34	267,144
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	112,677
200,000	Energy Northwest	2.814	07/01/24	212,480
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	523,475
200,000	Florida State Board of Administration Finance Corp	2.163	07/01/19	205,276
200,000	Florida State Board of Administration Finance Corp	2.638	07/01/21	208,596
200,000	Health & Educational Facilities Authority of the State of Missouri	3.651	01/15/46	219,048
28,529	Kentucky Asset Liability Commission	3.165	04/01/18	29,154
30,000	Los Angeles Unified School District	5.750	07/01/34	39,709
100,000	Massachusetts School Building Authority	5.715	08/15/39	138,566
200,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd	4.053	07/01/26	219,624
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	141,132
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,354,183
650,000	Metropolitan Transportation Authority	7.336	11/15/39	1,046,949
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	636,445
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	334,298
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	666,910
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,169,715
335,000	New Jersey State Turnpike Authority	7.414	01/01/40	525,632
1,000,000	New Jersey State Turnpike Authority	7.102	01/01/41	1,512,430
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	868,032
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	392,828
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	747,789
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,229,624
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	698,885
600,000	New York State Dormitory Authority	5.289	03/15/33	768,438
130,000	New York State Dormitory Authority	5.628	03/15/39	174,578
545,000	New York State Dormitory Authority	5.600	03/15/40	750,601
400,000	New York State Urban Development Corp	5.838	03/15/40	525,460
100,000	Ohio State University	4.910	06/01/40	128,373
500,000	Ohio State University	3.798	12/01/46	543,710
200,000	Ohio State University	4.048	12/01/56	222,282
675,000	Ohio State Water Development Authority	4.879	12/01/34	817,452
750,000	Oregon School Boards Association	4.759	06/30/28	869,858
250,000	Oregon School Boards Association	5.680	06/30/28	318,943
100,000	Oregon State Department of Transportation	5.834	11/15/34	139,891
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	267,854
500,000	Port Authority of New York & New Jersey	5.647	11/01/40	667,590
300,000	Port Authority of New York & New Jersey	4.823	06/01/45	331,131
1,000,000	Port Authority of New York & New Jersey	5.310	08/01/46	1,117,950
200,000	Port Authority of New York & New Jersey	4.810	10/15/65	240,456
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	131,091
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	1,038,872
300,000	State of California	5.750	03/01/17	310,101
600,000	State of California	6.200	10/01/19	692,010
645,000	State of California	5.700	11/01/21	777,580
250,000	State of California	7.500	04/01/34	378,777
142

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$285,000	State of California	7.550%	04/01/39	$450,519
3,400,000	State of California	7.300	10/01/39	5,149,368
2,740,000	State of California	7.625	03/01/40	4,331,255
300,000	State of Connecticut	5.090	10/01/30	357,813
620,000	State of Connecticut	5.850	03/15/32	815,083
4,450,000	State of Illinois	5.100	06/01/33	4,276,761
1,295,000	State of Illinois	6.725	04/01/35	1,396,813
500,000	State of Illinois	5.650	12/01/38	484,865
500,000	State of Kansas Department of Transportation	4.596	09/01/35	611,465
300,000	State of Oregon	5.762	06/01/23	353,280
600,000	State of Texas	4.631	04/01/33	756,456
50,000	State of Texas	5.517	04/01/39	70,863
1,000,000	State of Texas	4.681	04/01/40	1,256,240
575,000	State of Texas Transportation Commission	5.028	04/01/26	708,216
500,000	State of Utah	3.539	07/01/25	560,900
200,000	State of Washington	5.090	08/01/33	256,740
604,000	State Public School Building Authority	5.000	09/15/27	671,636
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,131,900
300,000	Tennessee Valley Authority	1.750	10/15/18	306,221
750,000	Tennessee Valley Authority	3.875	02/15/21	841,450
750,000	Tennessee Valley Authority	2.875	09/15/24	814,124
500,000	Tennessee Valley Authority	5.880	04/01/36	724,974
500,000	Tennessee Valley Authority	5.500	06/15/38	699,617
300,000	Tennessee Valley Authority	3.500	12/15/42	324,617
1,750,000	Tennessee Valley Authority	4.625	09/15/60	2,181,900
300,000	Tennessee Valley Authority	4.250	09/15/65	352,409
500,000	University of California	1.796	07/01/19	511,860
200,000	University of California	5.770	05/15/43	274,048
200,000	University of California	3.931	05/15/45	211,902
200,000	University of California	4.131	05/15/45	222,866
860,000	University of California	4.858	05/15/12	955,537
200,000	University of California	4.767	05/15/15	217,072
100,000	University of Pennsylvania	4.674	09/01/12	114,487
200,000	University of Southern California	5.250	10/01/11	268,679
700,000	University of Texas	4.794	08/15/46	885,885
200,000	University of Texas System	3.852	08/15/46	228,286
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	189,393
	TOTAL MUNICIPAL BONDS			66,266,325

U.S. TREASURY SECURITIES - 35.8%
9,000,000	United States Treasury Bond	5.250	11/15/28	12,669,957
26,060,000	United States Treasury Bond	5.250	02/15/29	36,855,563
16,250,000	United States Treasury Bond	4.500	02/15/36	23,408,255
4,644,000	United States Treasury Bond	4.375	02/15/38	6,622,599
36,983,000	United States Treasury Bond	3.500	02/15/39	46,689,595
850,000	United States Treasury Bond	4.375	11/15/39	1,208,759
12,585,000	United States Treasury Bond	3.875	08/15/40	16,714,453
11,185,000	United States Treasury Bond	4.250	11/15/40	15,674,290
26,350,000	United States Treasury Bond	4.375	05/15/41	37,654,756
10,000,000	United States Treasury Bond	3.750	08/15/41	13,058,590
4,300,000	United States Treasury Bond	3.125	11/15/41	5,082,733
4,550,000	United States Treasury Bond	3.125	02/15/42	5,381,262
143

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$10,000,000	United States Treasury Bond	3.000%	05/15/42	$11,560,550
10,000,000	United States Treasury Bond	2.750	08/15/42	11,026,950
4,000,000	United States Treasury Bond	2.750	11/15/42	4,403,908
10,250,000	United States Treasury Bond	2.875	05/15/43	11,533,648
6,500,000	United States Treasury Bond	3.625	08/15/43	8,392,872
2,000,000	United States Treasury Bond	3.750	11/15/43	2,640,860
7,615,000	United States Treasury Bond	3.625	02/15/44	9,825,429
2,500,000	United States Treasury Bond	3.375	05/15/44	3,083,693
14,000,000	United States Treasury Bond	3.125	08/15/44	16,490,474
16,750,000	United States Treasury Bond	3.000	11/15/44	19,274,929
8,000,000	United States Treasury Bond	2.500	02/15/45	8,336,872
22,000,000	United States Treasury Bond	3.000	05/15/45	25,309,460
16,000,000	United States Treasury Bond	2.875	08/15/45	17,971,248
10,750,000	United States Treasury Bond	3.000	11/15/45	12,371,315
22,000,000	United States Treasury Bond	2.500	02/15/46	22,928,994
21,000,000	United States Treasury Bond	2.500	05/15/46	21,908,082
20,000,000	United States Treasury Note	0.500	08/31/16	20,006,620
14,000,000	United States Treasury Note	1.000	08/31/16	14,016,212
14,200,000	United States Treasury Note	1.000	09/30/16	14,222,905
27,000,000	United States Treasury Note	0.625	11/15/16	27,026,379
173,000	United States Treasury Note	4.625	11/15/16	175,730
278,400	United States Treasury Note	7.500	11/15/16	285,776
8,000,000	United States Treasury Note	0.500	11/30/16	8,004,304
15,250,000	United States Treasury Note	0.875	11/30/16	15,282,452
50,300,000	United States Treasury Note	0.875	01/31/17	50,427,209
61,750,000	United States Treasury Note	0.750	10/31/17	61,906,783
31,000,000	United States Treasury Note	0.750	02/28/18	31,087,172
7,862,000	United States Treasury Note	2.375	05/31/18	8,128,876
7,000,000	United States Treasury Note	1.375	06/30/18	7,106,638
15,000,000	United States Treasury Note	1.375	07/31/18	15,235,545
13,065,000	United States Treasury Note	2.250	07/31/18	13,508,491
40,350,000	United States Treasury Note	1.500	08/31/18	41,116,004
22,000,000	United States Treasury Note	1.375	09/30/18	22,365,244
28,000,000	United States Treasury Note	1.250	10/31/18	28,389,368
33,500,000	United States Treasury Note	1.250	11/30/18	33,978,950
25,000,000	United States Treasury Note	1.500	12/31/18	25,517,575
25,000,000	United States Treasury Note	1.500	01/31/19	25,524,425
10,000,000	United States Treasury Note	0.750	02/15/19	10,020,700
2,802,400	United States Treasury Note	2.750	02/15/19	2,954,125
30,000,000	United States Treasury Note	1.500	02/28/19	30,644,520
36,000,000	United States Treasury Note	1.625	03/31/19	36,907,020
40,750,000	United States Treasury Note	1.500	05/31/19	41,674,821
40,000,000	United States Treasury Note	1.625	06/30/19	41,070,320
18,000,000	United States Treasury Note	1.625	07/31/19	18,487,260
50,500,000	United States Treasury Note	1.625	08/31/19	51,876,933
38,500,000	United States Treasury Note	1.750	09/30/19	39,706,128
29,000,000	United States Treasury Note	1.500	10/31/19	29,678,542
57,000,000	United States Treasury Note	1.500	11/30/19	58,333,686
33,500,000	United States Treasury Note	1.625	12/31/19	34,429,089
36,500,000	United States Treasury Note	1.250	01/31/20	37,038,959
78,500,000	United States Treasury Note	1.375	02/29/20	79,996,367
5,000,000	United States Treasury Note	1.375	03/31/20	5,095,115
144

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$20,000,000	United States Treasury Note	1.375%	04/30/20	$20,380,460
50,000,000	United States Treasury Note	1.500	05/31/20	51,171,900
45,000,000	United States Treasury Note	1.625	06/30/20	46,281,465
22,500,000	United States Treasury Note	1.625	07/31/20	23,141,610
4,000,000	United States Treasury Note	2.000	07/31/20	4,175,468
5,342,000	United States Treasury Note	2.625	08/15/20	5,712,393
34,000,000	United States Treasury Note	1.375	08/31/20	34,628,218
30,000,000	United States Treasury Note	1.375	09/30/20	30,550,770
6,000,000	United States Treasury Note	2.000	09/30/20	6,267,888
40,000,000	United States Treasury Note	1.375	10/31/20	40,729,680
50,000,000	United States Treasury Note	1.625	11/30/20	51,470,700
5,000,000	United States Treasury Note	2.000	11/30/20	5,225,585
25,000,000	United States Treasury Note	1.750	12/31/20	25,864,250
48,500,000	United States Treasury Note	1.375	01/31/21	49,367,714
5,900,000	United States Treasury Note	3.625	02/15/21	6,604,082
16,000,000	United States Treasury Note	1.125	02/28/21	16,113,744
10,000,000	United States Treasury Note	2.000	02/28/21	10,462,110
50,000,000	United States Treasury Note	1.250	03/31/21	50,591,800
55,000,000	United States Treasury Note	1.375	04/30/21	55,958,210
65,000,000	United States Treasury Note	1.375	05/31/21	66,185,730
25,000,000	United States Treasury Note	1.125	06/30/21	25,126,950
27,610,000	United States Treasury Note	2.125	08/15/21	29,102,652
2,070,000	United States Treasury Note	2.000	11/15/21	2,170,590
13,379,100	United States Treasury Note	8.000	11/15/21	18,219,096
5,000,000	United States Treasury Note	1.750	02/28/22	5,168,555
3,000,000	United States Treasury Note	1.750	03/31/22	3,100,431
5,000,000	United States Treasury Note	2.000	07/31/22	5,236,525
10,500,000	United States Treasury Note	1.625	11/15/22	10,750,194
12,000,000	United States Treasury Note	2.500	08/15/23	13,002,192
13,000,000	United States Treasury Note	2.750	11/15/23	14,334,528
26,000,000	United States Treasury Note	2.500	05/15/24	28,248,584
55,005,000	United States Treasury Note	2.250	11/15/24	58,698,476
14,000,000	United States Treasury Note	2.000	02/15/25	14,651,322
37,000,000	United States Treasury Note	2.125	05/15/25	39,100,046
37,000,000	United States Treasury Note	2.000	08/15/25	38,699,706
30,000,000	United States Treasury Note	2.250	11/15/25	32,023,830
44,500,000	United States Treasury Note	1.625	02/15/26	45,028,438
20,000,000	United States Treasury Note	1.625	05/15/26	20,256,240
	TOTAL U.S. TREASURY SECURITIES			2,413,108,471

	TOTAL GOVERNMENT BONDS			4,797,142,799
	(Cost $4,615,560,889)

STRUCTURED ASSETS - 2.2%

ASSET BACKED - 0.7%
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	300,233
	Series - 2013 2 (Class C)
500,000	AmeriCredit Automobile Receivables Trust	2.420	05/08/19	501,617
	Series - 2013 2 (Class D)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	150,913
	Series - 2013 3 (Class C)
3,000,000	AmeriCredit Automobile Receivables Trust	2.510	01/08/21	3,029,148
	Series - 2015 1 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	501,326
	Series - 0 1 (Class D)
145

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	Capital One Multi-Asset Execution Trust	1.480%	07/15/20	$1,006,528
	Series - 2014 A5 (Class A)
660,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	698,547
	Series - 2007 A7 (Class A7)
399,283	CenterPoint Energy Transition	3.460	08/15/19	407,663
	Series - 0 1 (Class A2)
500,000	CenterPoint Energy Transition Bond Co II LLC	5.302	08/01/20	542,691
	Series - 2005 A (Class A5)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	613,094
	Series - 2012 1 (Class A2)
395,000	Chase Issuance Trust	1.010	10/15/18	395,265
	Series - 2013 A8 (Class A8)
1,000,000	Chase Issuance Trust	1.150	01/15/19	1,002,011
	Series - 2014 A1 (Class A)
1,000,000	Chase Issuance Trust	2.770	03/15/23	1,056,394
	Series - 2014 A2 (Class A2)
1,000,000	Chase Issuance Trust	2.160	09/16/24	1,021,975
	Series - 2012 A7 (Class A7)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	792,899
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	331,302
	Series - 2008 A1 (Class A1)
1,000,000	CitiBank Credit Card Issuance Trust	2.150	07/15/21	1,028,311
	Series - 2014 A6 (Class A6)
2,000,000	CitiBank Credit Card Issuance Trust	2.880	01/23/23	2,128,576
	Series - 0 A1 (Class A1)
1,250,000	CSAIL Commercial Mortgage Trust	2.970	04/15/50	1,297,277
	Series - 2015 C1 (Class A2)
1,000,000	Discover Card Execution Note Trust	2.120	12/15/21	1,025,231
	Series - 2014 A4 (Class A4)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,166,508
	Series - 2007 A1 (Class A1)
164,073	FHLMC Multifamily Structured Pass Through Certificates	3.342	12/25/19	167,156
	Series - 2010 K007 (Class A1)
2,521,825	FHLMC Multifamily Structured Pass Through Certificates	1.459	09/25/21	2,534,835
	Series - 2012 K019 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	2.307	08/25/22	3,106,448
	Series - 2012 K023 (Class A2)
415,539	FHLMC Multifamily Structured Pass Through Certificates	2.779	09/25/22	432,934
	Series - 2013 K030 (Class A1)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.510	11/25/22	523,817
	Series - 2013 K026 (Class A2)
500,000	FHLMC Multifamily Structured Pass Through Certificates	2.637	01/25/23	527,780
	Series - 2013 K027 (Class A2)
90,347	FHLMC Multifamily Structured Pass Through Certificates	2.669	02/25/23	94,018
	Series - 2013 K034 (Class A1)
3,000,000	FHLMC Multifamily Structured Pass Through Certificates	3.060	07/25/23	3,245,169
	Series - 2013 K033 (Class A2)
146

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		FHLMC Multifamily Structured Pass Through Certificates	3.531%	07/25/23	$555,224
		Series - 2013 K034 (Class A2)
1,500,000		FHLMC Multifamily Structured Pass Through Certificates	3.527	10/25/23	1,667,194
		Series - 2014 K036 (Class A2)
3,000,000		FHLMC Multifamily Structured Pass Through Certificates	3.023	01/25/25	3,238,539
		Series - 2015 K045 (Class A2)
820,000		Ford Credit Auto Owner Trust	1.320	01/15/19	819,326
		Series - 2013 2013-B (Class C)
500,000		Ford Credit Auto Owner Trust	1.820	11/15/19	500,440
		Series - 2013 2013-B (Class D)
1,900,000		GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,904,833
		Series - 2012 6 (Class A)
227,000		Hyundai Auto Receivables Trust	2.100	11/15/19	228,759
		Series - 2014 B (Class C)
2,000,000		Hyundai Auto Receivables Trust	2.300	07/15/22	2,023,667
		Series - 2015 B (Class C)
5,996		Residential Asset Securities Corp	6.489	10/25/30	6,046
		Series - 2001 KS2 (Class AI6)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,586
		Series - 2006 HI1 (Class M2) (Step Bond)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	202,170
		Series - 2012 2012-5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,504,812
		Series - 2013 2013-1 (Class D)
253,605		Santander Drive Auto Receivables Trust	1.950	03/15/19	254,359
		Series - 2013 2013-2 (Class C)
2,000,000		Santander Drive Auto Receivables Trust	2.360	04/15/20	2,011,524
		Series - 2014 2014-1 (Class C)
572,000		Santander Drive Auto Receivables Trust	2.460	06/15/20	577,749
		Series - 2014 5 (Class C)
53,680		Toyota Auto Receivables Owner Trust	0.670	12/15/17	53,644
		Series - 2014 A (Class A3)
51,644		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	51,558
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	16,053
		Series - 2010 VNO (Class A2FX)
1,060,000		World Omni Auto Receivables Trust	1.680	12/15/20	1,067,236
		Series - 2014 B (Class A4)
		TOTAL ASSET BACKED			48,328,385

OTHER MORTGAGE BACKED - 1.5%
14,379		Banc of America Commercial Mortgage, Inc	5.889	07/10/44	14,363
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	451,413
		Series - 2006 6 (Class A4)
1,109,644		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,116,153
		Series - 2006 PW14 (Class A4)
150,288		Bear Stearns Commercial Mortgage Securities	5.911	06/11/40	153,519
		Series - 2007 PW16 (Class A4)
191,703		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	192,277
		Series - 2006 T24 (Class A4)
940,957		Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	972,379
		Series - 2007 PW17 (Class A4)
147

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$486,245		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$502,360
		Series - 2007 PW18 (Class A4)
750,000		Citigroup Commercial Mortgage Trust	1.987	04/10/46	756,315
		Series - 2013 2013-GC11 (Class A2)
1,053,000		Citigroup Commercial Mortgage Trust	3.422	04/10/46	1,109,329
		Series - 2013 2013-GC11 (Class AS)
255,000		Citigroup Commercial Mortgage Trust	4.023	03/10/47	284,196
		Series - 2014 2014-GC19 (Class A4)
500,000		Citigroup Commercial Mortgage Trust	3.635	10/10/47	543,234
		Series - 2014 2014-GC25 (Class A4)
1,000,000		Citigroup Commercial Mortgage Trust	3.137	02/10/48	1,049,725
		Series - 2015 GC27 (Class A5)
1,000,000		Citigroup Commercial Mortgage Trust	3.571	02/10/48	1,049,404
		Series - 2015 GC27 (Class AS)
500,000		Citigroup Commercial Mortgage Trust	3.576	04/10/49	524,704
		Series - 2016 GC37 (Class AS)
634,471	i	Citigroup Commercial Mortgage Trust	6.345	12/10/49	659,944
		Series - 2008 2008-C7 (Class A4)
445,807		Citigroup Commercial Mortgage Trust	5.322	12/11/49	450,495
		Series - 2007 2007-CD4 (Class A4)
2,000,000		COMM Mortgage Trust	3.039	12/10/18	2,067,947
		Series - 2013 CR13 (Class A2)
357,717		COMM Mortgage Trust	2.256	12/10/44	358,998
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	634,261
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	518,769
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	756,264
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	421,357
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	558,944
		Series - 0 CR7 (Class A4)
1,000,000		COMM Mortgage Trust	4.046	10/10/46	1,116,455
		Series - 2013 CR12 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	562,979
		Series - 2013 CR11 (Class A4)
1,000,000		COMM Mortgage Trust	2.928	02/10/47	1,033,705
		Series - 2014 CR15 (Class A2)
500,000		COMM Mortgage Trust	3.961	03/10/47	550,889
		Series - 2014 A5 (Class A5)
970,362		COMM Mortgage Trust	2.840	04/10/47	1,003,658
		Series - 2014 LC15 (Class A2)
1,000,000		COMM Mortgage Trust	4.051	04/10/47	1,120,792
		Series - 2014 CR16 (Class A4)
1,000,000		COMM Mortgage Trust	3.819	06/10/47	1,093,609
		Series - 2014 UBS3 (Class A4)
1,000,000		COMM Mortgage Trust	3.694	08/10/47	1,080,811
		Series - 2014 UBS4 (Class A5)
1,000,000		COMM Mortgage Trust	3.590	11/10/47	1,087,789
		Series - 2014 CR20 (Class A4)
148

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		COMM Mortgage Trust	4.339%	12/10/47	$1,070,599
		Series - 2014 CR21 (Class B)
1,000,000	i	COMM Mortgage Trust	4.405	02/10/48	984,522
		Series - 2015 LC19 (Class C)
1,000,000		COMM Mortgage Trust	3.759	08/10/48	1,097,167
		Series - 2015 CR25 (Class A4)
231,870	i	COMM Mortgage Trust	6.007	12/10/49	239,055
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.297	12/10/49	310,752
		Series - 2008 LS1 (Class ASM)
1,500,000		COMM Mortgage Trust	3.221	10/10/53	1,590,326
		Series - 2015 LC23 (Class A2)
1,500,000		COMM Mortgage Trust	3.774	10/10/53	1,643,665
		Series - 2015 LC23 (Class A4)
1,403,277		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	1,402,566
		Series - 2006 C4 (Class AM)
2,000,000		DBJPM	2.691	05/10/49	2,088,443
		Series - 2016 C1 (Class A2)
2,000,000		DBJPM	3.276	05/10/49	2,130,838
		Series - 2016 C1 (Class A4)
1,000,000		DBJPM	3.539	05/10/49	1,062,488
		Series - 2016 C1 (Class AM)
458,834		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	463,053
		Series - 2007 GG9 (Class A4)
1,588,251		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	1,649,322
		Series - 2007 GG11 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	454,933
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	315,919
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	316,099
		Series - 2013 GC10 (Class AS)
1,731,000		GS Mortgage Securities Trust	3.707	08/10/44	1,881,100
		Series - 2011 GC5 (Class A4)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	539,784
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	211,677
		Series - 0 GCJ7 (Class B)
216,319		GS Mortgage Securities Trust	1.840	02/10/46	217,976
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	531,984
		Series - 2013 GC12 (Class A4)
511,000		GS Mortgage Securities Trust	3.813	11/10/46	558,176
		Series - 2013 GC16 (Class AAB)
200,000		GS Mortgage Securities Trust	2.924	01/10/47	205,953
		Series - 2014 GC18 (Class A2)
1,000,000		GS Mortgage Securities Trust	4.074	01/10/47	1,117,413
		Series - 2014 GC18 (Class A4)
1,500,000		GS Mortgage Securities Trust	3.964	11/10/47	1,606,252
		Series - 2014 GC26 (Class AS)
1,900,000		GS Mortgage Securities Trust	3.136	02/10/48	1,994,939
		Series - 2015 GC28 (Class A4)
149

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633%	12/05/27	$99,957
		Series - 2009 IWST (Class A2)
11,524		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	11,538
		Series - 2004 LN2 (Class A2)
704,482		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	709,375
		Series - 2006 CB17 (Class A4)
149,316	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.184	04/17/45	149,118
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.365	05/15/45	303,011
		Series - 2012 C6 (Class D)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483	06/15/45	322,964
		Series - 2012 CBX (Class A4)
500,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	3.994	01/15/46	556,244
		Series - 2013 C13 (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	504,767
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	546,046
		Series - 2011 C5 (Class A3)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.166	12/15/46	562,834
		Series - 2013 C16 (Class A4)
1,319,142		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,330,823
		Series - 2006 LDP9 (Class A3)
811,497		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	823,833
		Series - 2007 CB18 (Class A4)
413,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.702	12/15/47	429,549
		Series - 2013 C10 (Class ASB)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	313,302
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	530,004
		Series - 2013 C10 (Class A5)
574,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.372	12/15/47	603,265
		Series - 2013 C10 (Class AS)
70,340	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.927	06/15/49	71,181
		Series - 2007 LD11 (Class A3)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.927	06/15/49	875,466
		Series - 2007 LD11 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.801	09/15/47	548,666
		Series - 2014 C22 (Class A4)
1,500,000		JPMBB Commercial Mortgage Securities Trust	2.940	11/15/47	1,567,736
		Series - 2014 C24 (Class A2)
2,000,000		JPMBB Commercial Mortgage Securities Trust	3.770	12/15/48	2,197,587
		Series - 2015 C33 (Class A4)
500,000		JPMBB Commercial Mortgage Securities Trust	3.970	03/15/49	545,916
		Series - 2016 C1 (Class AS)
39,906		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	39,937
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	199,168
		Series - 2006 C6 (Class AJ)
1,306,176		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,322,553
		Series - 2007 C1 (Class A4)
785,723		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	796,868
		Series - 2007 C2 (Class A3)
150

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$600,000	i	LB-UBS Commercial Mortgage Trust	6.114%	07/15/40	$618,725
		Series - 2007 C6 (Class AM)
291,457	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	304,935
		Series - 2007 C7 (Class A3)
14,610		Merrill Lynch Mortgage Trust	6.021	06/12/50	14,586
		Series - 2007 C1 (Class A3)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	168,949
		Series - 2012 2012-C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	62,876
		Series - 2013 2013-C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	792,660
		Series - 2013 2013-C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	530,829
		Series - 2013 2013-C9 (Class AS)
240,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	252,149
		Series - 2013 2013-C9 (Class B)
200,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.824	10/15/46	216,066
		Series - 2013 2013-C12 (Class ASB)
400,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.916	02/15/47	415,762
		Series - 2014 2014-C14 (Class A2)
567,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.669	02/15/47	603,932
		Series - 2014 2014-C14 (Class A3)
1,250,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.654	04/15/47	1,348,359
		Series - 2014 2014-C15 (Class ASB)
2,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.892	06/15/47	2,214,762
		Series - 2014 2014-C16 (Class A5)
3,500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.249	02/15/48	3,710,341
		Series - 2015 C20 (Class A4)
1,000,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.732	05/15/48	1,096,787
		Series - 2015 C24 (Class A4)
577,252		Morgan Stanley Capital I Trust	5.364	03/15/44	587,402
		Series - 2007 IQ13 (Class A4)
676,795		Morgan Stanley Capital I Trust	5.569	12/15/44	700,062
		Series - 2007 HQ13 (Class A3)
227,813		Morgan Stanley Capital I Trust	2.111	03/15/45	228,692
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I Trust	3.244	03/15/45	1,331,396
		Series - 2012 C4 (Class A4)
1,550,000		Morgan Stanley Capital I Trust	5.692	04/15/49	1,579,110
		Series - 2007 IQ14 (Class A4)
205,000		Morgan Stanley Capital I Trust	5.544	11/12/49	208,466
		Series - 2007 T25 (Class AM)
1,450,270		Morgan Stanley Capital I Trust	5.809	12/12/49	1,505,841
		Series - 2007 IQ16 (Class A4)
151,796		Morgan Stanley Capital I Trust	4.770	07/15/56	151,721
		Series - 0 IQ9 (Class AJ)
109,828	i	TIAA Seasoned Commercial Mortgage Trust	5.538	08/15/39	110,426
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,588,659
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	531,313
		Series - 0 C6 (Class A4)
151

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		UBS Barclays Commercial Mortgage Trust	3.525%	05/10/63	$1,084,036
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	429,848
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	108,028
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	101,593
		Series - 2007 2007-C30 (Class A5)
713,865		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	735,107
		Series - 2007 2007-C34 (Class A3)
300,000		Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	301,903
		Series - 2006 2006-C28 (Class AM)
200,000		Wachovia Bank Commercial Mortgage Trust	6.147	02/15/51	208,228
		Series - 2007 2007-C33 (Class A5)
1,143,815		Wachovia Bank Commercial Mortgage Trust	6.147	02/15/51	1,167,491
		Series - 2007 2007-C33 (Class A4)
2,000,000		Wells Fargo Commercial Mortgage Trust	3.695	11/15/48	2,187,994
		Series - 2015 C31 (Class A4)
250,000	i	WF-RBS Commercial Mortgage Trust	4.992	06/15/45	268,508
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	421,942
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	812,455
		Series - 2012 C10 (Class AS)
600,000		WF-RBS Commercial Mortgage Trust	3.337	06/15/46	643,600
		Series - 2013 C14 (Class A5)
500,000	i	WF-RBS Commercial Mortgage Trust	4.646	03/15/47	524,856
		Series - 2014 C19 (Class C)
1,000,000	i	WF-RBS Commercial Mortgage Trust	4.723	03/15/47	1,111,244
		Series - 2014 C19 (Class B)
3,000,000		WF-RBS Commercial Mortgage Trust	3.635	05/15/47	3,225,059
		Series - 2014 C20 (Class A3)
22,290		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	22,276
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	531,778
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			100,204,498

		TOTAL STRUCTURED ASSETS			148,532,883
		(Cost $144,469,289)

		TOTAL BONDS			6,715,700,455
		(Cost $6,449,184,906)

SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 0.8%
34,150,000		Federal Home Loan Bank (FHLB)	0.250	07/01/16	34,150,000
17,000,000		FHLB	0.050-0.250	07/27/16	16,997,909
		TOTAL GOVERNMENT AGENCY DEBT			51,147,909
152

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 0.2%
$21,300,000	United States Treasury Bill	0.180%	07/07/16	$21,299,659
	TOTAL TREASURY DEBT			21,299,659

	TOTAL SHORT-TERM INVESTMENTS			72,447,568
	(Cost $72,446,292)

	TOTAL INVESTMENTS - 100.5%			6,788,148,023
	(Cost $6,521,631,198)
	OTHER ASSETS & LIABILITIES, NET - (0.5)%			(36,836,661)
	NET ASSETS - 100.0%			$6,751,311,362

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $47,177,395 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
153

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 5.0%

AUTOMOBILES & COMPONENTS - 0.2%
$1,970,000	i	Dealer Tire LLC	5.500%	12/22/21	$1,974,925
3,873,246	i	Gates Global LLC	4.250	07/06/21	3,665,872
		TOTAL AUTOMOBILES & COMPONENTS			5,640,797

CAPITAL GOODS - 0.2%
967,688	i	CHI Overhead Doors, Inc	4.750	07/31/22	959,220
1,096,154	i	Manitowoc Foodservice, Inc	5.750	03/03/23	1,102,325
1,000,000	i	Novolex	6.000	12/05/21	1,000,000
1,391,809	i	Plaze, Inc	5.250	07/29/22	1,384,849
2,555,298	i	TransDigm, Inc	3.750	06/07/23	2,513,774
		TOTAL CAPITAL GOODS			6,960,168

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
314,420	i	AECOM Technology Corp	3.750	10/15/21	314,618
3,463,438	i	Connolly Corp	4.500	05/14/21	3,445,047
3,156,925	i	Creative Artists Agency LLC	5.500	12/17/21	3,151,653
496,689	h,i	USAGM HoldCo LLC	5.500	07/28/22	491,101
2,503,311	h,i	USAGM HoldCo LLC	5.500	07/28/22	2,475,149
1,165,553	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	1,147,102
204,122	i	WASH Multifamily Laundry Systems LLC	4.250	05/16/22	200,891
2,089,500	i	XPO Logistics, Inc	5.500	11/01/21	2,089,500
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			13,315,061

CONSUMER DURABLES & APPAREL - 0.1%
1,492,023	i	Academy Ltd	5.000	07/01/22	1,395,042
997,500	i	FullBeauty Brands Holdings Corp	5.750	10/14/22	946,378
1,404,177	i	Otter Products LLC	5.750	06/03/20	1,193,551
		TOTAL CONSUMER DURABLES & APPAREL			3,534,971

CONSUMER SERVICES - 0.7%
4,900,000	i	Jackson Hewitt Tax Service, Inc	8.000	06/25/21	4,789,750
4,962,500	i	Knowledge Universe Education LLC	6.000	08/13/22	4,904,588
612,987	i	Marina District Finance Co, Inc	6.500	08/15/18	612,221
1,050,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	1,051,313
2,947,442	i	Scientific Games International, Inc	6.000	10/18/20	2,908,153
6,047,869	i	Spin Holdco, Inc	4.250	11/14/19	5,924,372
2,937,418	i	Sterling Midco Holdings, Inc	5.750	06/20/22	2,913,566
		TOTAL CONSUMER SERVICES			23,103,963

DIVERSIFIED FINANCIALS - 0.1%
3,983,328	i	TransUnion LLC	3.500	04/09/21	3,929,194
		TOTAL DIVERSIFIED FINANCIALS			3,929,194
154

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
ENERGY - 0.1%
$1,989,744	i	Dynegy, Inc	4.000%	04/23/20	$1,949,949
		TOTAL ENERGY			1,949,949

FOOD & STAPLES RETAILING - 0.2%
2,809,792	i	Albertsons LLC	4.500	08/25/21	2,803,779
150,000	i	Albertsons LLC	4.750	06/22/23	149,587
1,000,000	i	Rite Aid Corp	5.750	08/21/20	998,750
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,498,500
		TOTAL FOOD & STAPLES RETAILING			5,450,616

FOOD, BEVERAGE & TOBACCO - 0.1%
1,419,275	i	Hostess Brands LLC	4.500	08/03/22	1,416,436
236,013	i	Post Holdings, Inc	3.750	06/02/21	236,308
		TOTAL FOOD, BEVERAGE & TOBACCO			1,652,744

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
1,212,572	i	Capsugel Holdings US, Inc	4.000	07/31/21	1,205,503
2,650,912	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,654,226
1,995,000	i	Greatbatch Ltd	5.250	10/27/22	1,975,050
2,917,826	i	Kinetic Concepts, Inc	5.000	11/04/20	2,901,428
1,994,975	i	Onex Schumacher Finance LP	5.000	07/29/22	1,986,656
1,000,000	i	Precyse Acquisition Corp	6.500	10/20/22	995,000
4,000,000	i	VCVH Holding Corp	6.000	05/10/23	3,950,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			15,667,863

INSURANCE - 0.4%
5,334,983	i	Acrisure LLC	6.500	05/19/22	5,286,062
1,496,250	i	AssuredPartners, Inc	5.750	10/21/22	1,482,230
1,100,000	i	Asurion LLC	8.500	03/03/21	1,056,000
1,741,232	i	Asurion LLC	5.000	05/24/19	1,730,715
2,179,814	i	USI, Inc	4.250	12/27/19	2,147,792
		TOTAL INSURANCE			11,702,799

MATERIALS - 0.2%
698,250	i	GCP Applied Technologies, Inc	5.250	02/03/22	699,123
800,000	i	Solenis International LP	7.750	07/29/22	736,664
3,939,416	i	Tronox Pigments BV	4.500	03/19/20	3,762,143
		TOTAL MATERIALS			5,197,930

MEDIA - 0.5%
5,210,625	i	CDS US Intermediate Holdings, Inc	5.000	07/08/22	5,065,718
487,500	i	Match Group, Inc	5.500	11/16/22	489,533
2,375,000	i	Neptune Finco Corp	5.000	10/09/22	2,375,594
1,597,400	i	Time, Inc	4.250	04/26/21	1,587,416
1,963,415	i	Univision Communications, Inc	4.000	03/01/20	1,950,790
1,346,642	i	Virgin Media Investment Holdings Ltd	3.649	06/30/23	1,312,519
		TOTAL MEDIA			12,781,570

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
2,150,000	i	NBTY, Inc	5.000	05/05/23	2,130,801
166,746	i	Valeant Pharmaceuticals International, Inc	5.000	04/01/22	162,113
155

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,695,750	i	Vizient, Inc	6.250%	02/13/23	$1,706,348
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,999,262

REAL ESTATE - 0.3%
9,890,100	i	DTZ US Borrower LLC	4.250	11/04/21	9,735,617
324,188	i	MGM Growth Properties LLC	4.000	04/25/23	324,593
		TOTAL REAL ESTATE			10,060,210

RETAILING - 0.2%
1,197,000	i	CNT Holdings III Corp	5.250	01/22/23	1,193,505
1,000,000	i	Men’s Wearhouse, Inc	4.500	06/18/21	960,000
2,994,975	i	PetSmart, Inc	4.250	03/11/22	2,979,641
		TOTAL RETAILING			5,133,146

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
4,987,500		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	4,989,844
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			4,989,844

SOFTWARE & SERVICES - 0.5%
2,050,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	922,500
1,923,363	i	IMS Health, Inc	3.500	03/17/21	1,904,130
1,287,886	i	Infor US, Inc	3.750	06/03/20	1,254,891
2,146,870	i	Mitchell International, Inc	4.500	10/13/20	2,109,300
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	2,772,510
2,197,142		ProQuest LLC	5.750	10/24/21	2,087,285
991,892	i	ProQuest LLC	5.750	10/24/21	942,297
386,938	i	SS&C Technologies Holdings Europe SARL	4.000	07/08/22	386,536
2,827,796	i	SS&C Technologies Holdings, Inc	4.000	07/08/22	2,824,855
		TOTAL SOFTWARE & SERVICES			15,204,304

TECHNOLOGY HARDWARE & EQUIPMENT - 0.3%
3,027,125	i	CommScope, Inc	3.750	12/29/22	3,025,248
2,000,000	h	MKS Instruments, Inc	4.750	05/01/23	2,000,000
1,965,125	i	Sensata Technologies BV	3.000	10/14/21	1,961,608
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			6,986,856

TELECOMMUNICATION SERVICES - 0.0%
553,496	i	Internap Network Services Corp	7.000	11/26/19	520,286
		TOTAL TELECOMMUNICATION SERVICES			520,286

		TOTAL BANK LOAN OBLIGATIONS			157,781,533
		(Cost $160,155,983)

BONDS - 87.9%

CORPORATE BONDS - 35.9%

AUTOMOBILES & COMPONENTS - 0.7%
1,900,000	g	BMW US Capital LLC	2.000	04/11/21	1,924,850
1,150,000	g	BMW US Capital LLC	2.800	04/11/26	1,180,209
950,000		Delphi Automotive plc	3.150	11/19/20	977,266
1,000,000		Ford Motor Co	7.450	07/16/31	1,336,584
156

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,500,000		Ford Motor Co	4.750%	01/15/43	$1,583,345
1,297,000	g	Gates Global LLC	6.000	07/15/22	1,134,875
2,575,000		General Motors Co	3.500	10/02/18	2,651,156
1,350,000		General Motors Co	6.600	04/01/36	1,548,810
1,975,000		General Motors Co	6.750	04/01/46	2,344,165
800,000		Goodyear Tire & Rubber Co	5.000	05/31/26	815,000
1,450,000		Magna International, Inc	3.625	06/15/24	1,530,085
2,000,000	g	Schaeffler Finance BV	4.750	05/15/21	2,042,500
1,850,000	g	Schaeffler Finance BV	4.750	05/15/23	1,877,750
175,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	178,500
860,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	894,400
504,821	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	555,303
600,000		Tenneco, Inc	5.000	07/15/26	608,622
175,000	g	ZF North America Capital, Inc	4.500	04/29/22	177,406
350,000	g	ZF North America Capital, Inc	4.750	04/29/25	354,592
		TOTAL AUTOMOBILES & COMPONENTS			23,715,418

BANKS - 4.8%
1,000,000	g	Akbank TAS	5.125	03/31/25	1,009,472
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,526,250
3,000,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,130,800
1,250,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,289,625
900,000		Bancolombia S.A.	5.950	06/03/21	984,150
3,475,000		Bank of America Corp	3.750	07/12/16	3,476,668
650,000		Bank of America Corp	5.300	03/15/17	667,357
25,000		Bank of America Corp	6.000	09/01/17	26,283
5,000,000		Bank of America Corp	1.950	05/12/18	5,029,400
1,000,000		Bank of America Corp	5.490	03/15/19	1,081,204
3,000,000		Bank of America Corp	4.000	01/22/25	3,060,996
2,150,000		Bank of America Corp	3.875	08/01/25	2,288,348
1,925,000		Bank of America Corp	4.750	04/21/45	1,967,985
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,805,342
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,007,684
950,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	09/08/19	971,534
1,250,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	3.250	09/08/24	1,310,860
1,550,000		Barclays plc	3.650	03/16/25	1,490,432
750,000	g	BBVA Banco Continental S.A.	2.250	07/29/16	748,366
900,000	g	BNP Paribas S.A.	4.375	05/12/26	909,306
375,000		Branch Banking & Trust Co	2.300	10/15/18	384,381
2,000,000		Capital One Bank USA NA	1.500	03/22/18	1,993,824
2,350,000		Capital One Bank USA NA	2.950	07/23/21	2,415,161
300,000		Capital One Bank USA NA	3.375	02/15/23	306,976
8,975,000		Citigroup, Inc	1.300	11/15/16	8,978,958
6,575,000		Citigroup, Inc	4.450	09/29/27	6,759,665
575,000		Citizens Bank NA	2.550	05/13/21	580,614
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,637,292
2,175,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.250	08/04/45	2,428,335
2,700,000		Cooperatieve Rabobank UA	2.500	01/19/21	2,768,675
1,150,000	g	Credit Agricole S.A.	2.500	04/15/19	1,176,460
1,075,000	g	Credit Agricole S.A.	2.375	07/01/21	1,087,195
5,000,000		Deutsche Bank AG	1.875	02/13/18	4,968,695
1,950,000		Discover Bank	3.100	06/04/20	1,994,657
2,250,000	g	GTH Finance BV	7.250	04/26/23	2,340,000
157

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	HSBC Bank plc	4.125%	08/12/20	$538,258
2,050,000		HSBC Holdings plc	2.950	05/25/21	2,071,464
2,500,000		HSBC Holdings plc	3.900	05/25/26	2,580,215
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,693,407
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,500,000
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,027,984
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	1,007,902
700,000		JPMorgan Chase & Co	2.700	05/18/23	707,220
5,000,000		JPMorgan Chase & Co	3.875	09/10/24	5,173,175
2,000,000		JPMorgan Chase & Co	3.200	06/15/26	2,056,742
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	389,040
775,000		KeyBank NA	2.500	12/15/19	794,712
1,750,000		KeyBank NA	2.250	03/16/20	1,774,206
675,000		Lloyds Banking Group plc	3.100	07/06/21	674,501
775,000	g	Macquarie Bank Ltd	2.600	06/24/19	790,459
2,200,000		Manufacturers & Traders Trust Co	2.100	02/06/20	2,225,993
1,225,000		Mitsubishi UFJ Financial Group, Inc	2.950	03/01/21	1,268,910
1,175,000		Mitsubishi UFJ Financial Group, Inc	3.850	03/01/26	1,282,570
1,000,000	g,i	Oversea-Chinese Banking Corp Ltd	4.000	10/15/24	1,046,314
900,000	g	PKO Finance AB	4.630	09/26/22	938,500
1,675,000		PNC Bank NA	2.200	01/28/19	1,709,066
2,025,000		PNC Bank NA	2.250	07/02/19	2,068,511
3,500,000		PNC Bank NA	2.600	07/21/20	3,624,712
3,000,000		PNC Bank NA	2.950	01/30/23	3,055,995
2,500,000		PNC Financial Services Group, Inc	3.900	04/29/24	2,683,268
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	834,750
3,000,000	g	Skandinaviska Enskilda Banken AB	2.625	11/17/20	3,091,398
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,041,356
1,500,000		Sumitomo Mitsui Banking Corp	2.450	01/16/20	1,532,993
1,350,000		SunTrust Banks, Inc	2.900	03/03/21	1,397,907
575,000		SunTrust Banks, Inc	2.750	05/01/23	578,694
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,003,332
2,700,000		Toronto-Dominion Bank	2.500	12/14/20	2,793,039
675,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	694,265
675,000	g	Turkiye Halk Bankasi AS.	4.750	06/04/19	684,842
1,075,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,046,298
1,000,000	g,h	Turkiye Halk Bankasi AS.	5.000	07/13/21	999,450
500,000	g	Turkiye Is Bankasi	3.750	10/10/18	502,540
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	729,660
1,500,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,546,743
500,000		Union Bank NA	2.125	06/16/17	504,616
400,000		UnionBanCal Corp	3.500	06/18/22	424,703
1,800,000		Westpac Banking Corp	2.250	01/17/19	1,837,949
2,675,000		Westpac Banking Corp	2.850	05/13/26	2,716,802
1,000,000	g	Zenith Bank plc	6.250	04/22/19	942,700
		TOTAL BANKS			151,190,111

CAPITAL GOODS - 0.8%
1,300,000		Anixter, Inc	5.125	10/01/21	1,319,500
150,000		Eaton Corp	4.000	11/02/32	159,477
1,025,000		Embraer Netherlands Finance BV	5.050	06/15/25	1,011,572
2,525,000	g	Gold Fields Orogen Holding BVI Ltd	4.875	10/07/20	2,487,125
900,000		Ingersoll-Rand Luxembourg Finance S.A.	3.550	11/01/24	947,372
158

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,650,000		John Deere Capital Corp	2.550%	01/08/21	$1,714,340
1,675,000		Lockheed Martin Corp	2.500	11/23/20	1,727,945
1,025,000		Lockheed Martin Corp	3.550	01/15/26	1,118,258
750,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	836,250
2,250,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	2,240,438
642,640	g	Odebrecht Offshore Drilling Finance Ltd	6.625	10/01/22	114,069
650,550	g	Odebrecht Offshore Drilling Finance Ltd	6.750	10/01/22	120,352
2,000,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	2,030,000
1,790,000	g	Stena AB	7.000	02/01/24	1,409,625
475,000		Textron, Inc	3.875	03/01/25	501,580
2,350,000		Timken Co	3.875	09/01/24	2,375,913
425,000	g	TransDigm, Inc	6.375	06/15/26	423,938
1,570,000	g	TSMC Global Ltd	1.625	04/03/18	1,572,099
		TOTAL CAPITAL GOODS			22,109,853

COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
125,000		21st Century Fox America, Inc	7.625	11/30/28	172,733
90,000		21st Century Fox America, Inc	6.550	03/15/33	115,063
575,000		21st Century Fox America, Inc	6.900	08/15/39	769,610
750,000		AECOM	5.750	10/15/22	765,000
3,150,000		AECOM	5.875	10/15/24	3,228,750
1,200,000		Air Lease Corp	3.875	04/01/21	1,236,000
2,000,000		Clean Harbors, Inc	5.250	08/01/20	2,047,500
1,975,000		Clean Harbors, Inc	5.125	06/01/21	2,020,662
5,325,000	g	Daimler Finance North America LLC	2.000	07/06/21	5,322,977
2,475,000		Equifax, Inc	3.250	06/01/26	2,557,138
1,000,000	g	Herc Spinoff Escrow Issuer LLC	7.500	06/01/22	982,500
1,000,000	g	Herc Spinoff Escrow Issuer LLC	7.750	06/01/24	975,000
3,000,000	g	Iron Mountain, Inc	6.000	10/01/20	3,165,000
550,000		Quest Diagnostics, Inc	3.450	06/01/26	568,617
670,000		Republic Services, Inc	3.800	05/15/18	701,026
1,525,000		Republic Services, Inc	3.200	03/15/25	1,593,709
375,000	h	Republic Services, Inc	2.900	07/01/26	380,518
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,035,000
325,000		RR Donnelley & Sons Co	7.000	02/15/22	318,500
675,000		RR Donnelley & Sons Co	6.500	11/15/23	627,750
1,475,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	1,135,750
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,067,500
1,425,000		United Rentals North America, Inc	5.500	07/15/25	1,403,625
2,550,000		Waste Management, Inc	2.900	09/15/22	2,670,034
1,325,000		Waste Management, Inc	2.400	05/15/23	1,344,642
475,000		Waste Management, Inc	3.900	03/01/35	498,021
550,000		Waste Management, Inc	4.100	03/01/45	597,297
3,400,000	g	XPO Logistics, Inc	6.500	06/15/22	3,242,750
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			40,542,672

CONSUMER DURABLES & APPAREL - 0.4%
1,000,000		DR Horton, Inc	5.750	08/15/23	1,110,000
325,000	g	Hanesbrands, Inc	4.625	05/15/24	325,813
2,000,000		KB Home	4.750	05/15/19	2,005,000
2,000,000		Lennar Corp	4.500	06/15/19	2,075,800
4,000,000		Lennar Corp	4.750	04/01/21	4,160,000
725,000		Newell Rubbermaid, Inc	3.150	04/01/21	755,371
159

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$625,000		Newell Rubbermaid, Inc	3.900%	11/01/25	$654,981
1,275,000		Newell Rubbermaid, Inc	4.200	04/01/26	1,382,857
600,000		PulteGroup, Inc	5.500	03/01/26	615,000
225,000		Whirlpool Corp	3.700	03/01/23	238,596
		TOTAL CONSUMER DURABLES & APPAREL			13,323,418

CONSUMER SERVICES - 1.4%
750,000	g	1011778 BC / New Red Fin	4.625	01/15/22	761,250
1,000,000	g	1011778 BC / New Red Fin	6.000	04/01/22	1,037,190
1,825,000		ADT Corp	6.250	10/15/21	1,950,012
1,035,000		ADT Corp	3.500	07/15/22	948,319
5,025,000		American University	4.321	04/01/45	5,250,924
4,000,000		Amherst College	4.100	11/01/45	4,584,012
1,500,000	g	Aramark Services, Inc	5.125	01/15/24	1,530,000
1,000,000	g	Aramark Services, Inc	4.750	06/01/26	980,000
600,000	g	Boyd Gaming Corp	6.375	04/01/26	627,000
4,000,000		GLP Capital LP	4.875	11/01/20	4,174,360
150,000		GLP Capital LP	4.375	04/15/21	154,500
1,230,000	g	International Game Technology	5.625	02/15/20	1,296,112
1,070,000	g	International Game Technology	6.250	02/15/22	1,096,525
2,070,000	g	International Game Technology	6.500	02/15/25	2,085,525
3,800,000		Metropolitan Museum of Art	3.400	07/01/45	4,021,707
1,500,000		MGM Resorts International	6.750	10/01/20	1,638,750
600,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	598,500
4,850,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	5,141,000
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,144,740
500,000		Scientific Games Corp	8.125	09/15/18	489,845
1,000,000	g	Scientific Games International, Inc	7.000	01/01/22	1,005,000
1,000,000		Scientific Games International, Inc	10.000	12/01/22	812,500
1,335,000		Speedway Motorsports, Inc	5.125	02/01/23	1,358,362
		TOTAL CONSUMER SERVICES			43,686,133

DIVERSIFIED FINANCIALS - 4.3%
2,000,000		AerCap Ireland Capital Ltd	4.625	07/01/22	2,048,160
3,000,000		Ally Financial, Inc	4.750	09/10/18	3,060,000
875,000		American Express Centurion Bank	6.000	09/13/17	921,826
1,725,000		American Express Credit Corp	2.250	05/05/21	1,756,171
4,000,000	g,i	Armor Re Ltd	4.709	12/15/16	3,980,000
275,000		Bank of New York Mellon Corp	5.450	05/15/19	305,699
2,050,000		Bank of New York Mellon Corp	2.500	04/15/21	2,124,474
2,350,000	g	Bayer US Finance LLC	2.375	10/08/19	2,402,252
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,116,370
1,000,000	g,i	BBVA Bancomer S.A.	5.350	11/12/29	987,500
1,225,000		Credit Suisse	2.300	05/28/19	1,241,451
1,300,000		Credit Suisse	3.000	10/29/21	1,331,745
3,075,000	g	Credit Suisse Group Funding Guernsey Ltd	3.800	06/09/23	3,068,902
2,325,000		Credit Suisse Group Funding Guernsey Ltd	3.750	03/26/25	2,276,668
1,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	1,460,625
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,521,331
2,050,000		Ford Motor Credit Co LLC	2.551	10/05/18	2,087,894
3,600,000		Ford Motor Credit Co LLC	3.200	01/15/21	3,708,677
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,136,836
2,625,000		Ford Motor Credit Co LLC	3.336	03/18/21	2,725,454
160

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,800,000		Ford Motor Credit Co LLC	4.134%	08/04/25	$3,003,473
4,088,000	g	GE Capital International Funding Co	2.342	11/15/20	4,225,524
407,000	g	GE Capital International Funding Co	4.418	11/15/35	456,563
115,000		General Electric Capital Corp	6.875	01/10/39	173,687
15,000,000		General Motors Financial Co, Inc	2.400	04/10/18	15,117,840
2,325,000		General Motors Financial Co, Inc	4.200	03/01/21	2,432,545
3,450,000		General Motors Financial Co, Inc	3.200	07/06/21	3,459,988
1,175,000		General Motors Financial Co, Inc	4.375	09/25/21	1,240,057
3,000,000		General Motors Financial Co, Inc	3.450	04/10/22	2,998,254
1,075,000		General Motors Financial Co, Inc	3.700	05/09/23	1,081,993
150,000		General Motors Financial Co, Inc	4.250	05/15/23	154,280
2,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	2,929,535
1,050,000		Goldman Sachs Group, Inc	3.500	01/23/25	1,079,376
1,425,000		Goldman Sachs Group, Inc	4.800	07/08/44	1,573,706
3,400,000		Goldman Sachs Group, Inc	5.150	05/22/45	3,543,052
950,000		Goldman Sachs Group, Inc	4.750	10/21/45	1,047,622
2,000,000	g	GrupoSura Finance S.A.	5.500	04/29/26	2,085,000
1,075,000	g	Hyundai Capital America	2.000	07/01/19	1,081,638
1,000,000		Icahn Enterprises LP	5.875	02/01/22	940,000
400,000	g	ICICI Bank Ltd	4.800	05/22/19	425,820
1,500,000	g	ICICI Bank Ltd	3.500	03/18/20	1,536,905
1,000,000	g	ICICI Bank Ltd	4.000	03/18/26	1,016,665
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,323,816
2,000,000		International Lease Finance Corp	5.875	08/15/22	2,165,000
2,000,000	g	KOC Holding AS.	5.250	03/15/23	2,074,400
300,000		Legg Mason, Inc	2.700	07/15/19	306,953
425,000		Legg Mason, Inc	3.950	07/15/24	429,813
850,000	g	Lincoln Finance Ltd	7.375	04/15/21	879,750
450,000	g	LUKOIL International Finance BV	4.563	04/24/23	455,692
3,000,000		Morgan Stanley	5.450	01/09/17	3,064,167
5,275,000		Morgan Stanley	1.875	01/05/18	5,305,342
3,925,000		Morgan Stanley	3.750	02/25/23	4,157,835
4,700,000		Morgan Stanley	3.700	10/23/24	4,918,668
1,700,000		Morgan Stanley	4.000	07/23/25	1,821,224
850,000		Morgan Stanley	3.875	01/27/26	904,971
2,000,000		Morgan Stanley	4.350	09/08/26	2,093,328
500,000		Morgan Stanley	6.375	07/24/42	674,873
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	302,076
1,575,000		Navient Corp	4.875	06/17/19	1,519,875
1,500,000	g	Nederlandse Waterschapsbank NV	1.875	04/14/22	1,527,900
2,500,000	g,i	Residential Reinsurance 2016 Ltd	3.509	06/06/20	2,495,250
1,900,000	g	SUAM Finance BV	4.875	04/17/24	1,971,250
1,485,000		Synchrony Financial	1.875	08/15/17	1,487,327
1,000,000	g	Three Gorges Finance I Cayman Islands Ltd	2.300	06/02/21	1,013,770
1,400,000	g	UBS Group Funding Jersey Ltd	2.950	09/24/20	1,423,891
1,150,000		Wells Fargo & Co	2.500	03/04/21	1,179,376
2,675,000		Wells Fargo & Co	4.400	06/14/46	2,716,797
		TOTAL DIVERSIFIED FINANCIALS			137,078,902

ENERGY - 3.4%
1,700,000		Anadarko Petroleum Corp	4.850	03/15/21	1,803,222
800,000		Anadarko Petroleum Corp	5.550	03/15/26	883,842
500,000		Apache Corp	4.750	04/15/43	514,365
161

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Apache Corp	4.250%	01/15/44	$242,155
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,605,299
3,000,000		BP Capital Markets plc	2.315	02/13/20	3,070,989
1,000,000		BP Capital Markets plc	3.119	05/04/26	1,017,314
804,000		California Resources Corp	5.000	01/15/20	424,110
2,617,000	g	California Resources Corp	8.000	12/15/22	1,858,070
173,000		California Resources Corp	6.000	11/15/24	84,770
615,000		Calumet Specialty Products Partners LP	6.500	04/15/21	439,725
500,000		Calumet Specialty Products Partners LP	7.625	01/15/22	353,750
500,000		Calumet Specialty Products Partners LP	7.750	04/15/23	353,750
300,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	308,064
3,600,000		Chevron Corp	2.419	11/17/20	3,713,810
1,735,000		Cimarex Energy Co	4.375	06/01/24	1,815,115
2,500,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,105,275
1,950,000		Concho Resources, Inc	5.500	04/01/23	1,954,875
500,000		Crestwood Midstream Partners LP	6.125	03/01/22	459,190
700,000		Devon Energy Corp	5.000	06/15/45	653,421
1,750,000		Dynegy, Inc	6.750	11/01/19	1,754,375
575,000		Ecopetrol S.A.	5.875	09/18/23	592,250
1,100,000		Ecopetrol S.A.	5.375	06/26/26	1,069,750
725,000		Enbridge Energy Partners LP	4.375	10/15/20	744,135
1,400,000		Enbridge Energy Partners LP	5.875	10/15/25	1,548,980
700,000		Enterprise Products Operating LLC	2.850	04/15/21	723,318
2,100,000		Enterprise Products Operating LLC	3.750	02/15/25	2,191,264
750,000		Enterprise Products Operating LLC	5.100	02/15/45	825,253
1,025,000		EOG Resources, Inc	4.150	01/15/26	1,128,195
3,250,000		EP Energy LLC	9.375	05/01/20	2,299,375
2,800,000		EP Energy LLC	6.375	06/15/23	1,680,000
2,400,000		Exterran Partners LP	6.000	04/01/21	2,148,000
2,700,000		Exxon Mobil Corp	2.222	03/01/21	2,784,116
2,825,000		Exxon Mobil Corp	3.043	03/01/26	2,991,107
1,475,000		Exxon Mobil Corp	4.114	03/01/46	1,660,105
600,000		Husky Energy, Inc	3.950	04/15/22	620,643
1,700,000	g	Indo Energy Finance II BV	6.375	01/24/23	942,252
715,000	g	KMG Finance Sub BV	6.375	04/09/21	781,280
975,000		Marathon Oil Corp	2.700	06/01/20	918,229
500,000		Murphy Oil USA, Inc	6.000	08/15/23	517,500
300,000		Newfield Exploration Co	5.750	01/30/22	303,750
900,000		Newfield Exploration Co	5.625	07/01/24	900,000
621,000		Noble Energy, Inc	5.625	05/01/21	646,955
300,000		Noble Energy, Inc	3.900	11/15/24	304,907
275,000		Noble Energy, Inc	5.250	11/15/43	283,683
500,000		Noble Energy, Inc	5.050	11/15/44	503,835
750,000		Oasis Petroleum, Inc	6.875	03/15/22	693,750
1,325,000		Occidental Petroleum Corp	2.600	04/15/22	1,357,886
675,000		Occidental Petroleum Corp	3.500	06/15/25	713,629
670,000		Occidental Petroleum Corp	3.400	04/15/26	707,010
1,800,000		ONE Gas, Inc	2.070	02/01/19	1,826,957
575,000		ONE Gas, Inc	3.610	02/01/24	621,382
300,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	55,500
2,000,000	n	Peabody Energy Corp	6.000	11/15/18	258,750
815,000		Pemex Project Funding Master Trust	6.625	06/15/35	840,265
245,000	g	Pertamina Persero PT	4.300	05/20/23	249,074
162

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000	g	Pertamina Persero PT	6.500%	05/27/41	$530,051
1,000,000	i	Petrobras Global Finance BV	2.768	01/15/19	903,500
840,000		Petrobras Global Finance BV	3.000	01/15/19	778,260
1,200,000		Petrobras Global Finance BV	4.875	03/17/20	1,125,000
1,000,000		Petrobras Global Finance BV	8.375	05/23/21	1,032,000
1,525,000	g	Petroleos Mexicanos	5.500	02/04/19	1,605,063
325,000		Petroleos Mexicanos	5.500	01/21/21	344,464
3,400,000	g	Petroleos Mexicanos	6.375	02/04/21	3,696,820
2,107,000		Petroleos Mexicanos	3.500	01/30/23	1,995,793
200,000		Petroleos Mexicanos	4.250	01/15/25	192,600
405,000		Petroleos Mexicanos	5.500	06/27/44	365,938
675,000		Petroleos Mexicanos	5.625	01/23/46	615,263
400,000		Petroleum Co of Trinidad & Tobago Ltd	6.000	05/08/22	386,000
800,000		Pioneer Natural Resources Co	7.500	01/15/20	936,829
1,725,000		Pioneer Natural Resources Co	3.450	01/15/21	1,781,373
1,350,000		Pioneer Natural Resources Co	4.450	01/15/26	1,471,535
950,000		Plains All American Pipeline LP	4.650	10/15/25	959,611
398,000		Plains All American Pipeline LP	4.900	02/15/45	356,006
1,800,000		Precision Drilling Trust	6.625	11/15/20	1,647,000
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,767,500
2,500,000		Range Resources Corp	5.750	06/01/21	2,443,750
800,000		Regency Energy Partners LP	5.750	09/01/20	839,845
600,000		Regency Energy Partners LP	6.500	07/15/21	619,974
570,000		Regency Energy Partners LP	5.875	03/01/22	605,322
200,000		Regency Energy Partners LP	5.500	04/15/23	201,796
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,119,845
750,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	757,500
750,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	747,188
4,375,000		Shell International Finance BV	3.250	05/11/25	4,592,000
2,200,000		Shell International Finance BV	4.000	05/10/46	2,245,474
1,400,000		SM Energy Co	6.125	11/15/22	1,286,250
300,000		SM Energy Co	6.500	01/01/23	279,000
200,000		Statoil ASA	1.200	01/17/18	200,319
375,000		Statoil ASA	2.450	01/17/23	379,801
675,000		Statoil ASA	4.250	11/23/41	710,996
2,000,000	g	Sunoco LP	6.250	04/15/21	2,003,740
1,550,000	g	Sunoco LP	6.375	04/01/23	1,538,375
160,000		Tesoro Logistics LP	5.500	10/15/19	167,200
225,000		Tesoro Logistics LP	6.125	10/15/21	232,875
225,000		Tesoro Logistics LP	6.375	05/01/24	235,688
500,000		TransCanada PipeLines Ltd	5.850	03/15/36	575,219
250,000	i	TransCanada PipeLines Ltd	6.350	05/15/67	176,875
300,000		Vale Overseas Ltd	4.375	01/11/22	281,160
125,000		Vale Overseas Ltd	6.875	11/21/36	115,000
500,000		WPX Energy, Inc	7.500	08/01/20	499,060
100,000		WPX Energy, Inc	8.250	08/01/23	100,250
1,000,000		WPX Energy, Inc	5.250	09/15/24	880,000
1,400,000	g	YPF S.A.	8.500	03/23/21	1,501,920
		TOTAL ENERGY			110,675,599

FOOD & STAPLES RETAILING - 0.8%
860,000	g	Albertsons Cos LLC	6.625	06/15/24	887,950
4,075,000		CVS Health Corp	2.800	07/20/20	4,241,574
163

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,100,000		CVS Health Corp	2.125%	06/01/21	$3,136,630
1,337,000		CVS Health Corp	3.875	07/20/25	1,471,371
3,100,000		CVS Health Corp	2.875	06/01/26	3,168,429
2,370,000	g	Fresh Market, Inc	9.750	05/01/23	2,226,319
1,400,000		Ingles Markets, Inc	5.750	06/15/23	1,417,500
475,000		SYSCO Corp	2.500	07/15/21	485,441
1,750,000		Walgreen Co	4.400	09/15/42	1,775,000
2,400,000		Walgreens Boots Alliance, Inc	2.700	11/18/19	2,479,961
1,325,000		Walgreens Boots Alliance, Inc	2.600	06/01/21	1,346,844
2,600,000		Walgreens Boots Alliance, Inc	3.800	11/18/24	2,755,880
1,025,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	1,053,804
300,000		Walgreens Boots Alliance, Inc	4.650	06/01/46	320,181
		TOTAL FOOD & STAPLES RETAILING			26,766,884

FOOD, BEVERAGE & TOBACCO - 1.1%
1,100,000	g	Anadolu Efes Biracilik Ve Malt Sanayii AS.	3.375	11/01/22	992,750
2,700,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	2,797,899
4,700,000		Anheuser-Busch InBev Finance, Inc	3.650	02/01/26	5,030,466
2,050,000		Anheuser-Busch InBev Finance, Inc	4.900	02/01/46	2,401,304
1,800,000	g	Corp Lindley S.A.	4.625	04/12/23	1,840,500
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,097,160
1,500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,499,048
1,275,000	g	HJ Heinz Co	2.000	07/02/18	1,292,417
1,375,000	g	HJ Heinz Co	4.875	02/15/25	1,508,284
1,000,000	g,h	Marfrig Holdings Europe BV	8.000	06/08/23	1,020,500
800,000		Mead Johnson Nutrition Co	3.000	11/15/20	835,826
2,000,000		Mondelez International, Inc	4.000	02/01/24	2,188,220
38,000		PepsiCo, Inc	7.900	11/01/18	43,951
3,725,000		PepsiCo, Inc	4.450	04/14/46	4,350,219
5,300,000	g	Pernod-Ricard S.A.	2.950	01/15/17	5,343,958
900,000	g	Pernod-Ricard S.A.	3.250	06/08/26	921,619
100,000		Philip Morris International, Inc	6.375	05/16/38	138,391
825,000	g	Post Holdings, Inc	6.750	12/01/21	872,438
240,000		Post Holdings, Inc	7.375	02/15/22	252,300
430,000		Smithfield Foods, Inc	6.625	08/15/22	450,292
200,000	g	TreeHouse Foods, Inc	6.000	02/15/24	213,360
		TOTAL FOOD, BEVERAGE & TOBACCO			35,090,902

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
250,000		Becton Dickinson & Co	1.750	11/08/16	250,575
375,000		Covidien International Finance S.A.	3.200	06/15/22	400,187
1,225,000		Express Scripts Holding Co	3.900	02/15/22	1,312,962
800,000		Express Scripts Holding Co	4.500	02/25/26	879,347
1,750,000		Express Scripts Holding Co	3.400	03/01/27	1,751,923
630,000	g	Greatbatch Ltd	9.125	11/01/23	627,637
2,000,000		HCA Holdings, Inc	6.250	02/15/21	2,145,000
1,165,000		HCA, Inc	6.500	02/15/20	1,291,694
975,000		HCA, Inc	5.875	03/15/22	1,060,312
925,000		HealthSouth Corp	5.750	11/01/24	928,700
1,900,000		Kinetic Concepts, Inc	10.500	11/01/18	1,895,250
1,125,000	g	LifePoint Health, Inc	5.375	05/01/24	1,127,812
3,225,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,362,062
1,725,000		McKesson Corp	4.883	03/15/44	1,968,508
164

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,100,000		Medtronic, Inc	4.625%	03/15/45	$2,471,152
1,425,000		Owens & Minor, Inc	3.875	09/15/21	1,474,963
1,250,000		Stryker Corp	2.625	03/15/21	1,292,124
500,000		Stryker Corp	3.375	11/01/25	524,967
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,165,000
225,000		Tenet Healthcare Corp	6.000	10/01/20	237,375
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	457,826
700,000		Thermo Fisher Scientific, Inc	3.300	02/15/22	728,704
725,000		Thermo Fisher Scientific, Inc	3.150	01/15/23	741,067
2,300,000		Zimmer Holdings, Inc	2.700	04/01/20	2,328,115
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			32,423,262

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,400,000		Colgate-Palmolive Co	4.000	08/15/45	1,610,671
375,000		Ecolab, Inc	1.450	12/08/17	375,661
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	382,725
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			2,369,057

INSURANCE - 1.0%
250,000		Aetna, Inc	1.500	11/15/17	251,144
150,000		Aetna, Inc	6.625	06/15/36	200,092
1,750,000		Aetna, Inc	4.375	06/15/46	1,811,738
675,000		Allstate Corp	3.150	06/15/23	717,907
700,000		Allstate Corp	4.500	06/15/43	814,386
1,550,000		American International Group, Inc	2.300	07/16/19	1,577,178
2,350,000		American International Group, Inc	3.300	03/01/21	2,449,772
400,000		Chubb Corp	6.000	05/11/37	543,296
80,000		Cigna Corp	5.125	06/15/20	88,780
1,000,000		Cigna Corp	4.500	03/15/21	1,097,900
1,175,000		Cigna Corp	3.250	04/15/25	1,200,237
3,525,000	g	Five Corners Funding Trust	4.419	11/15/23	3,805,830
250,000		Lincoln National Corp	7.000	06/15/40	322,124
3,000,000		MetLife, Inc	4.368	09/15/23	3,322,506
625,000		MetLife, Inc	4.050	03/01/45	616,134
1,550,000	i	MetLife, Inc	5.250	12/30/49	1,538,375
1,000,000	g	Onex USI Acquisition Corp	7.750	01/15/21	990,000
200,000		Principal Financial Group, Inc	1.850	11/15/17	201,095
750,000		Prudential Financial, Inc	5.400	06/13/35	850,586
750,000		Prudential Financial, Inc	5.100	08/15/43	831,405
1,575,000	i	Prudential Financial, Inc	5.200	03/15/44	1,544,287
2,250,000	i	Prudential Financial, Inc	5.375	05/15/45	2,275,313
300,000	g	Prudential Funding LLC	6.750	09/15/23	364,798
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	177,250
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	469,549
300,000		Travelers Cos, Inc	5.800	05/15/18	325,403
250,000		Travelers Cos, Inc	3.750	05/15/46	261,894
1,375,000		UnitedHealth Group, Inc	3.750	07/15/25	1,506,905
625,000		UnitedHealth Group, Inc	3.100	03/15/26	655,757
2,800,000		UnitedHealth Group, Inc	4.750	07/15/45	3,389,865
500,000		WellPoint, Inc	4.625	05/15/42	524,819
150,000		WR Berkley Corp	5.375	09/15/20	166,228
		TOTAL INSURANCE			34,892,553
165

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
MATERIALS - 2.3%
$500,000		Alcoa, Inc	5.400%	04/15/21	$530,625
425,000		Alcoa, Inc	5.125	10/01/24	423,937
1,000,000		Axiall Corp	4.875	05/15/23	1,027,500
659,000		Barrick Gold Corp	4.100	05/01/23	696,774
450,000	g	Belden, Inc	5.500	09/01/22	453,375
800,000		Berry Plastics Corp	6.000	10/15/22	827,000
600,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	694,003
1,500,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	1,736,250
855,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	987,525
1,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,066,126
1,175,000	g	Cemex Finance LLC	6.000	04/01/24	1,139,750
900,000	g	Cemex SAB de C.V.	7.750	04/16/26	945,000
1,500,000		CF Industries, Inc	7.125	05/01/20	1,730,835
2,400,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	2,373,974
1,600,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	1,675,573
680,000		Crown Americas LLC	4.500	01/15/23	693,600
1,850,000		Eagle Spinco, Inc	4.625	02/15/21	1,893,937
1,445,000		Eastman Chemical Co	2.400	06/01/17	1,458,381
450,000		Eastman Chemical Co	3.800	03/15/25	475,815
2,550,000	g	Eldorado Gold Corp	6.125	12/15/20	2,550,000
850,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	612,000
1,000,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	1,117,500
1,925,000	g	Georgia-Pacific LLC	2.539	11/15/19	1,971,394
3,000,000	g	Glencore Finance Canada Ltd	3.600	01/15/17	3,001,500
9,660,000	g	Glencore Funding LLC	2.125	04/16/18	9,418,500
2,125,000	g	Glencore Funding LLC	4.625	04/29/24	1,986,875
1,500,000	g	GTL Trade Finance, Inc	5.893	04/29/24	1,322,550
1,000,000		Hexion US Finance Corp	8.875	02/01/18	867,500
3,075,000		Hexion US Finance Corp	6.625	04/15/20	2,571,622
2,350,000		International Paper Co	4.750	02/15/22	2,611,090
1,975,000	g	Klabin Finance S.A.	5.250	07/16/24	1,940,438
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,331,464
1,125,000		Nucor Corp	4.000	08/01/23	1,201,913
1,500,000	g	OCP S.A.	5.625	04/25/24	1,590,000
2,400,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	2,521,008
550,000		Packaging Corp of America	3.650	09/15/24	568,350
680,000		Rock Tenn Co	4.450	03/01/19	718,566
820,000		Rock Tenn Co	4.900	03/01/22	910,360
1,000,000		Steel Dynamics, Inc	5.125	10/01/21	1,021,250
650,000		Steel Dynamics, Inc	5.250	04/15/23	663,000
500,000		Teck Resources Ltd	3.750	02/01/23	380,000
1,050,000		Tronox Finance LLC	6.375	08/15/20	779,625
900,000	g	Union Andina de Cementos SAA	5.875	10/30/21	912,150
3,125,000	g	Univar, Inc	6.750	07/15/23	3,085,938
920,000	g	WR Grace & Co-Conn	5.625	10/01/24	943,000
		TOTAL MATERIALS			70,427,573

MEDIA - 1.8%
2,500,000		AMC Entertainment, Inc	5.875	02/15/22	2,512,500
1,400,000		CBS Corp	2.300	08/15/19	1,421,546
1,050,000		CBS Corp	4.000	01/15/26	1,121,290
4,000,000	g	CCO Holdings LLC	5.875	04/01/24	4,170,000
166

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,325,000	g	CCO Safari II LLC	3.579%	07/23/20	$2,430,874
545,000	g	CCO Safari II LLC	4.464	07/23/22	586,787
2,875,000	g	Charter Communications Operating LLC	4.908	07/23/25	3,133,454
3,125,000		Comcast Corp	4.250	01/15/33	3,450,625
1,875,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	1,926,562
2,110,000	g	Gannett Co, Inc	4.875	09/15/21	2,162,750
160,000	g	Gannett Co, Inc	5.500	09/15/24	164,800
1,800,000	g	Gray Television, Inc	5.875	07/15/26	1,813,500
1,000,000		Grupo Televisa SAB	4.625	01/30/26	1,081,756
1,000,000		Lamar Media Corp	5.000	05/01/23	1,030,000
144,000	g	Lynx I Corp	5.375	04/15/21	147,600
780,000	g	Lynx II Corp	6.375	04/15/23	780,000
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	715,630
925,000	g	Nielsen Finance LLC	5.000	04/15/22	943,500
3,700,000		Outfront Media Capital LLC	5.250	02/15/22	3,755,500
300,000		Outfront Media Capital LLC	5.625	02/15/24	309,000
900,000		Regal Entertainment Group	5.750	06/15/23	906,750
500,000		Regal Entertainment Group	5.750	02/01/25	492,500
1,500,000		Scripps Networks Interactive, Inc	2.800	06/15/20	1,523,673
2,100,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,173,500
2,700,000	g	Sirius XM Radio, Inc	5.375	07/15/26	2,659,500
1,500,000		Time Warner Cable, Inc	5.875	11/15/40	1,634,404
475,000		Time Warner Cable, Inc	4.500	09/15/42	442,980
3,600,000		Time Warner, Inc	2.100	06/01/19	3,660,512
1,276,000		Time Warner, Inc	4.875	03/15/20	1,417,499
1,000,000		Time Warner, Inc	3.400	06/15/22	1,057,901
275,000		Time Warner, Inc	6.500	11/15/36	348,923
1,250,000		Time Warner, Inc	4.650	06/01/44	1,314,794
750,000	g	Time, Inc	5.750	04/15/22	705,000
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,513,562
2,050,000	g	Univision Communications, Inc	5.125	02/15/25	2,026,938
700,000		Viacom, Inc	2.500	12/15/16	703,036
1,500,000		Viacom, Inc	2.500	09/01/18	1,520,841
1,000,000		Viacom, Inc	5.850	09/01/43	1,003,212
300,000	g	Virgin Media Finance plc	6.000	10/15/24	294,750
		TOTAL MEDIA			59,057,949

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
3,875,000		AbbVie, Inc	2.500	05/14/20	3,966,756
1,875,000		AbbVie, Inc	3.200	05/14/26	1,895,811
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,411,546
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,953,153
1,575,000		Actavis Funding SCS	3.000	03/12/20	1,622,855
4,250,000		Actavis Funding SCS	3.800	03/15/25	4,422,125
1,650,000		Biogen, Inc	2.900	09/15/20	1,719,722
1,300,000		Celgene Corp	2.125	08/15/18	1,319,430
1,550,000		Celgene Corp	2.875	08/15/20	1,603,050
2,400,000		Celgene Corp	3.875	08/15/25	2,561,218
275,000	g	Endo Finance LLC	6.000	02/01/25	238,563
1,350,000		Gilead Sciences, Inc	3.500	02/01/25	1,439,871
1,925,000		Gilead Sciences, Inc	3.650	03/01/26	2,094,437
800,000	g	Mylan NV	3.750	12/15/20	834,142
1,325,000	g	Mylan NV	3.150	06/15/21	1,345,543
167

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$575,000		Mylan, Inc	2.550%	03/28/19	$582,066
2,700,000		Novartis Capital Corp	4.000	11/20/45	3,080,057
400,000		Perrigo Finance plc	4.900	12/15/44	394,791
675,000		Zoetis, Inc	3.450	11/13/20	696,919
675,000		Zoetis, Inc	4.500	11/13/25	744,776
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			37,926,831

REAL ESTATE - 1.0%
350,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	362,218
950,000		Brandywine Operating Partnership LP	4.100	10/01/24	968,481
1,750,000		Brixmor Operating Partnership LP	3.850	02/01/25	1,760,628
525,000		Brixmor Operating Partnership LP	4.125	06/15/26	539,057
170,000		Camden Property Trust	4.625	06/15/21	186,767
1,250,000		Camden Property Trust	2.950	12/15/22	1,264,121
350,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	356,125
725,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	768,182
700,000		DDR Corp	3.625	02/01/25	702,404
800,000		DDR Corp	4.250	02/01/26	839,110
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,043,332
500,000		Developers Diversified Realty Corp	7.875	09/01/20	603,873
325,000		Duke Realty LP	3.250	06/30/26	329,686
1,500,000		Equinix, Inc	5.375	01/01/22	1,548,750
550,000		Equity One, Inc	3.750	11/15/22	559,277
775,000		Essex Portfolio LP	3.375	01/15/23	800,463
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	224,454
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	150,560
1,500,000		Healthcare Realty Trust, Inc	3.875	05/01/25	1,509,871
450,000		Healthcare Trust of America Holdings LP	3.375	07/15/21	462,490
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	333,190
1,783,000		Highwoods Realty LP	5.850	03/15/17	1,833,482
400,000		Host Hotels & Resorts LP	4.500	02/01/26	421,970
600,000		Kimco Realty Corp	3.400	11/01/22	629,001
1,500,000		Mid-America Apartments LP	4.300	10/15/23	1,613,897
1,000,000		Mid-America Apartments LP	3.750	06/15/24	1,037,602
850,000		Mid-America Apartments LP	4.000	11/15/25	895,455
275,000		National Retail Properties, Inc	3.800	10/15/22	290,538
525,000		National Retail Properties, Inc	3.300	04/15/23	532,857
550,000		National Retail Properties, Inc	4.000	11/15/25	583,859
19,000		Regency Centers LP	5.875	06/15/17	19,748
875,000		Regency Centers LP	3.900	11/01/25	921,123
210,000		Simon Property Group LP	10.350	04/01/19	255,793
750,000	g	Trust F/1401	5.250	12/15/24	769,125
1,100,000	g	Trust F/1401	5.250	01/30/26	1,119,250
1,150,000		Weingarten Realty Investors	3.375	10/15/22	1,172,745
450,000		Weingarten Realty Investors	3.500	04/15/23	454,205
400,000		Weingarten Realty Investors	4.450	01/15/24	425,423
925,000		Weingarten Realty Investors	3.850	06/01/25	949,395
975,000		Welltower, Inc	4.000	06/01/25	1,025,211
		TOTAL REAL ESTATE			30,263,718

RETAILING - 1.1%
3,450,000	g	Argos Merger Sub, Inc	7.125	03/15/23	3,549,187
1,700,000		Asbury Automotive Group, Inc	6.000	12/15/24	1,712,750
168

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,500,000		AutoNation, Inc	5.500%	02/01/20	$4,914,617
875,000		AutoNation, Inc	3.350	01/15/21	896,062
1,000,000		AutoZone, Inc	3.250	04/15/25	1,037,138
480,000	g	Family Tree Escrow LLC	5.750	03/01/23	510,000
703,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	579,975
1,775,000		Home Depot, Inc	2.000	04/01/21	1,823,252
1,000,000	g	JC Penney Corp, Inc	5.875	07/01/23	1,007,500
1,000,000		JD.com, Inc	3.125	04/29/21	981,999
2,100,000		L Brands, Inc	6.875	11/01/35	2,126,250
2,100,000		L Brands, Inc	6.750	07/01/36	2,098,677
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,041,192
2,870,000		Men’s Wearhouse, Inc	7.000	07/01/22	2,410,800
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	719,453
295,000		O’Reilly Automotive, Inc	4.625	09/15/21	325,740
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	376,919
275,000		O’Reilly Automotive, Inc	3.550	03/15/26	288,480
2,145,000		Penske Automotive Group, Inc	5.500	05/15/26	2,037,750
1,100,000	g	Rolls-Royce plc	2.375	10/14/20	1,129,919
400,000	g	Rolls-Royce plc	3.625	10/14/25	424,757
2,275,000		Target Corp	2.500	04/15/26	2,333,777
1,125,000		Target Corp	3.625	04/15/46	1,154,414
		TOTAL RETAILING			34,480,608

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
800,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	830,273
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			830,273

SOFTWARE & SERVICES - 1.0%
2,150,000		Fidelity National Information Services, Inc	3.625	10/15/20	2,272,468
6,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	6,251,700
1,500,000	g	First Data Corp	7.000	12/01/23	1,522,500
125,000	g	Match Group, Inc	6.375	06/01/24	130,312
2,350,000		NCR Corp	5.875	12/15/21	2,385,250
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,097,500
1,000,000	g	Open Text Corp	5.625	01/15/23	1,012,500
1,925,000	g	Open Text Corp	5.875	06/01/26	1,934,625
2,675,000	h	Oracle Corp	1.900	09/15/21	2,685,406
2,675,000	h	Oracle Corp	2.650	07/15/26	2,678,058
2,675,000	h	Oracle Corp	4.000	07/15/46	2,695,260
730,000	g	Sabre GLBL, Inc	5.375	04/15/23	746,425
1,900,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	1,933,250
		TOTAL SOFTWARE & SERVICES			29,345,254

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
3,000,000		Amphenol Corp	1.550	09/15/17	3,000,933
725,000		Amphenol Corp	3.125	09/15/21	749,526
2,700,000		Apple, Inc	2.250	02/23/21	2,778,260
2,200,000		Apple, Inc	3.250	02/23/26	2,337,625
875,000		Apple, Inc	4.650	02/23/46	985,782
100,000		CC Holdings GS V LLC	2.381	12/15/17	101,299
700,000	g	CommScope, Inc	5.000	06/15/21	715,050
1,200,000	g	CommScope, Inc	5.500	06/15/24	1,218,000
1,900,000	g	CommScope, Inc	6.000	06/15/25	1,947,500
169

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$675,000	g	Diamond Finance Corp	5.875%	06/15/21	$691,797
650,000	g	Diamond Finance Corp	7.125	06/15/24	679,082
75,000		General Electric Co	5.250	12/06/17	79,513
1,140,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	1,154,774
1,194,000		L-3 Communications Corp	3.950	11/15/16	1,206,471
1,025,000	g	Millicom International Cellular S.A.	6.000	03/15/25	999,375
4,025,000	g	NXP BV	4.625	06/01/23	4,095,438
2,350,000	g	Sensata Technologies BV	5.625	11/01/24	2,439,582
1,375,000		Tyco Electronics Group S.A.	2.375	12/17/18	1,395,353
2,925,000		Tyco Electronics Group S.A.	2.350	08/01/19	2,969,422
1,500,000		Tyco Electronics Group S.A.	3.500	02/03/22	1,585,281
450,000		Tyco Electronics Group S.A.	3.700	02/15/26	474,598
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			31,604,661

TELECOMMUNICATION SERVICES - 1.7%
2,025,000		American Tower Corp	3.300	02/15/21	2,112,699
550,000		American Tower Corp	3.500	01/31/23	569,193
475,000		American Tower Corp	4.400	02/15/26	515,960
800,000		American Tower Corp	3.375	10/15/26	804,594
1,975,000		AT&T, Inc	1.400	12/01/17	1,978,190
2,225,000		AT&T, Inc	2.450	06/30/20	2,271,836
1,200,000		AT&T, Inc	2.625	12/01/22	1,201,667
2,475,000		AT&T, Inc	4.450	04/01/24	2,710,603
5,775,000		AT&T, Inc	3.400	05/15/25	5,910,083
2,675,000		AT&T, Inc	4.125	02/17/26	2,873,597
2,975,000		AT&T, Inc	4.500	05/15/35	3,040,036
1,050,000		AT&T, Inc	4.750	05/15/46	1,076,193
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,620,936
1,000,000		Citizens Communications Co	7.125	03/15/19	1,060,000
595,000		Crown Castle International Corp	3.400	02/15/21	621,204
780,000		Crown Castle International Corp	4.875	04/15/22	856,596
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	754,972
1,000,000	g	ENTEL Chile S.A.	4.875	10/30/24	1,019,194
500,000	g,n	Oi S.A.	5.750	02/10/22	79,950
500,000		Orange S.A.	5.500	02/06/44	629,816
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,093,750
1,000,000		T-Mobile USA, Inc	6.250	04/01/21	1,043,120
925,000		T-Mobile USA, Inc	6.375	03/01/25	966,625
500,000	g	Turk Telekomunikasyon AS.	4.875	06/19/24	498,765
1,600,000		Verizon Communications, Inc	3.450	03/15/21	1,714,467
975,000		Verizon Communications, Inc	4.150	03/15/24	1,075,394
4,475,000		Verizon Communications, Inc	4.400	11/01/34	4,616,822
7,513,000		Verizon Communications, Inc	4.272	01/15/36	7,680,142
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,225,411
		TOTAL TELECOMMUNICATION SERVICES			53,621,815

TRANSPORTATION - 1.4%
1,275,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	1,268,267
655,000	g	Asciano Finance Ltd	5.000	04/07/18	676,753
1,000,000	g	Bombardier, Inc	5.500	09/15/18	990,000
600,000	g	Bombardier, Inc	7.750	03/15/20	589,500
600,000	g	Bombardier, Inc	6.125	01/15/23	513,000
1,000,000	g	Bombardier, Inc	7.500	03/15/25	865,000
170

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$225,000		Bristow Group, Inc	6.250%	10/15/22	$169,875
2,050,000		Canadian Pacific Railway Co	2.900	02/01/25	2,082,693
650,000		Canadian Pacific Railway Co	4.800	08/01/45	749,916
2,340,000		CSX Corp	3.350	11/01/25	2,488,061
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,074,607
1,325,000	g	ERAC USA Finance LLC	2.600	12/01/21	1,346,753
750,000	g	ERAC USA Finance LLC	3.300	12/01/26	770,347
1,100,000		FedEx Corp	3.250	04/01/26	1,146,082
1,063,000		GATX Corp	1.250	03/04/17	1,061,554
2,115,000		GATX Corp	2.375	07/30/18	2,138,053
4,800,000		GATX Corp	2.500	07/30/19	4,848,898
1,000,000		GATX Corp	3.250	03/30/25	975,350
1,000,000		GATX Corp	5.200	03/15/44	1,036,685
1,500,000		GATX Corp	4.500	03/30/45	1,374,974
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	1,103,025
4,900,000	g	Kansas City Southern	2.350	05/15/20	4,897,413
2,875,000	g	Kansas City Southern	4.950	08/15/45	3,230,646
1,500,000	g	KLX, Inc	5.875	12/01/22	1,470,000
1,000,000	g	Latam Airlines Group S.A.	7.250	06/09/20	968,750
2,300,000		Norfolk Southern Corp	4.450	06/15/45	2,536,385
375,000		Northrop Grumman Corp	1.750	06/01/18	378,589
900,000	g	Transnet SOC Ltd	4.000	07/26/22	853,326
800,000	g	TTX Co	3.600	01/15/25	836,878
		TOTAL TRANSPORTATION			44,441,380

UTILITIES - 2.5%
775,000	g	Abu Dhabi National Energy Co PJSC	3.625	06/22/21	811,968
245,000	i	AES Corp	3.673	06/01/19	244,388
425,000		AES Corp	4.875	05/15/23	419,688
1,800,000		AGL Capital Corp	3.875	11/15/25	1,934,383
625,000		AGL Capital Corp	4.400	06/01/43	639,698
700,000		Alabama Power Co	4.150	08/15/44	766,305
3,000,000		American Electric Power Co, Inc	1.650	12/15/17	3,008,685
600,000		AmeriGas Partners LP	5.625	05/20/24	604,500
900,000		AmeriGas Partners LP	5.875	08/20/26	902,250
250,000		Atmos Energy Corp	8.500	03/15/19	294,730
925,000		Black Hills Corp	4.250	11/30/23	1,009,183
406,000	g	Calpine Corp	7.875	01/15/23	428,330
250,000		Carolina Power & Light Co	5.300	01/15/19	275,256
275,000		Carolina Power & Light Co	5.700	04/01/35	347,906
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	354,159
1,100,000	g	CEZ AS.	4.250	04/03/22	1,170,415
1,000,000		CMS Energy Corp	3.600	11/15/25	1,062,402
200,000		Commonwealth Edison Co	5.900	03/15/36	266,523
200,000		Connecticut Light & Power Co	5.500	02/01/19	221,291
1,475,000		Consolidated Edison Co of New York, Inc	4.500	12/01/45	1,677,700
1,325,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	1,372,783
900,000		Consolidated Edison, Inc	2.000	05/15/21	909,538
1,175,000	g	Diamond Finance Corp	3.480	06/01/19	1,203,682
2,550,000	g	Diamond Finance Corp	4.420	06/15/21	2,620,903
1,275,000		Dominion Gas Holdings LLC	4.600	12/15/44	1,327,949
1,000,000		Duke Energy Corp	2.100	06/15/18	1,008,865
2,950,000	g	Electricite de France S.A.	2.350	10/13/20	3,014,814
171

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,950,000	g	Electricite de France S.A.	3.625%	10/13/25	$3,078,142
1,250,000	g,i	Electricite de France S.A.	5.625	12/30/49	1,190,625
1,300,000	g	Empresa Electrica Angamos S.A.	4.875	05/25/29	1,277,858
1,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,189,800
2,100,000		Ferrellgas Partners LP	6.500	05/01/21	1,926,750
1,050,000		Ferrellgas Partners LP	6.750	01/15/22	955,500
1,000,000	h	Ferrellgas Partners LP	6.750	06/15/23	877,500
675,000	g	FirstEnergy Transmission LLC	4.350	01/15/25	713,946
1,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,019,034
1,000,000	g	Hrvatska Elektroprivreda	5.875	10/23/22	1,050,460
250,000		Indiana Michigan Power Co	7.000	03/15/19	284,038
900,000		Indiana Michigan Power Co	4.550	03/15/46	1,000,946
125,000		Integrys Energy Group, Inc	4.170	11/01/20	137,430
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,647,500
100,000	g	Kansas Gas & Electric	6.700	06/15/19	114,787
1,375,000		Kinder Morgan, Inc	2.000	12/01/17	1,367,664
1,000,000		Kinder Morgan, Inc	3.450	02/15/23	972,554
350,000		LG&E and KU Energy LLC	3.750	11/15/20	375,913
425,000	g	MPLX LP	5.500	02/15/23	431,836
800,000		MPLX LP	4.000	02/15/25	727,013
1,000,000		Nevada Power Co	5.450	05/15/41	1,269,456
750,000		NiSource Finance Corp	4.800	02/15/44	860,755
750,000		Northeast Utilities	1.600	01/15/18	754,504
1,500,000		Northeast Utilities	1.450	05/01/18	1,502,091
920,000		NRG Energy, Inc	7.875	05/15/21	952,200
500,000		NRG Energy, Inc	6.625	03/15/23	492,500
750,000		NTPC Ltd	5.625	07/14/21	850,718
1,225,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	1,244,817
1,000,000		Oncor Electric Delivery Co LLC	3.750	04/01/45	1,025,960
325,000		Pacific Gas & Electric Co	8.250	10/15/18	374,345
1,275,000		Pacific Gas & Electric Co	4.250	03/15/46	1,417,783
1,000,000	g	Perusahaan Gas Negara Persero Tbk PT	5.125	05/16/24	1,042,265
1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,496,028
50,000		Potomac Electric Power Co	7.900	12/15/38	78,473
500,000		PPL Capital Funding, Inc	4.200	06/15/22	544,918
950,000		PPL Capital Funding, Inc	3.100	05/15/26	960,829
275,000		Progress Energy, Inc	7.050	03/15/19	313,885
550,000		Public Service Co of Colorado	4.750	08/15/41	662,853
400,000		Public Service Co of Oklahoma	5.150	12/01/19	445,110
550,000		Public Service Electric & Gas Co	3.800	03/01/46	597,136
975,000		Sempra Energy	2.875	10/01/22	997,563
2,983,000	g	Solar Star Funding LLC	3.950	06/30/35	3,158,743
1,325,000		Southern Co	4.400	07/01/46	1,425,304
1,550,000		Southern Power Co	4.150	12/01/25	1,676,914
1,550,000		Spectra Energy Partners LP	4.500	03/15/45	1,576,592
850,000	g	Transurban Finance Co Pty Ltd	4.125	02/02/26	903,435
300,000	h	Western Gas Partners LP	4.650	07/01/26	299,178
575,000		Williams Partners LP	4.500	11/15/23	551,682
850,000		Wisconsin Power & Light Co	4.100	10/15/44	923,800
215,000		Xcel Energy, Inc	4.800	09/15/41	247,256
		TOTAL UTILITIES			77,884,683

		TOTAL CORPORATE BONDS			1,143,749,509
		(Cost $1,121,744,277)
172

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 35.7%

FOREIGN GOVERNMENT BONDS - 3.7%
	$1,200,000	g	Abu Dhabi Government International Bond	3.125%	05/03/26	$1,236,144
	1,375,000	g	Argentine Republic Government International Bond	6.875	04/22/21	1,467,812
	1,535,000	g	Banque Centrale de Tunisie S.A.	5.750	01/30/25	1,385,338
	640,000		Banque Centrale de Tunisie S.A.	8.250	09/19/27	651,162
	1,950,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,740,375
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	1,454,318
	$900,000		Brazilian Government International Bond	2.625	01/05/23	820,350
	1,450,000		Brazilian Government International Bond	4.250	01/07/25	1,424,625
	500,000		Colombia Government International Bond	4.500	01/28/26	532,500
	2,000,000		Colombia Government International Bond	6.125	01/18/41	2,320,000
	1,575,000	g	Costa Rica Government International Bond	7.158	03/12/45	1,575,000
DOP	63,500,000	g	Dominican Republic International Bond	10.000	01/05/17	1,384,851
	$1,350,000	g,h	Dominican Republic International Bond	6.875	01/29/26	1,491,750
	480,000	g	Dominican Republic International Bond	7.450	04/30/44	528,000
	900,000	g	Ecuador Government International Bond	10.500	03/24/20	891,000
	1,600,000	g	Egypt Government International Bond	5.875	06/11/25	1,400,000
TRY	3,425,000		European Investment Bank	5.750	04/03/18	1,129,006
	$1,500,000	g	Export-Import Bank of China	2.850	09/16/20	1,540,998
	550,000		Export-Import Bank of Korea	1.750	02/27/18	552,315
	2,267,000	g	Gabonese Republic	8.200	12/12/17	2,346,798
	2,575,000	g	Guatemala Government Bond	4.500	05/03/26	2,620,063
	900,000	g	Guatemala Government Bond	4.875	02/13/28	938,250
	1,000,000		Hungary Government International Bond	5.750	11/22/23	1,138,400
	750,000	g	Indonesia Government International Bond	3.375	04/15/23	754,072
	820,000		Israel Government International Bond	4.500	01/30/43	918,269
	630,000		Italy Government International Bond	6.875	09/27/23	790,020
	1,300,000	g,i	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,210,508
	1,500,000		Jamaica Government International Bond	7.875	07/28/45	1,601,250
	4,000,000		Japan Bank for International Cooperation	2.375	04/20/26	4,177,780
	1,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	1,011,661
	750,000		Korea Development Bank	2.500	03/11/20	771,630
ARS	78,000,000	j	Letras del Banco Central de la Republica Argentina	0.000	07/13/16	5,132,602
MXN	81,000,000		Mexican Bonos	8.500	12/13/18	4,787,092
	81,000,000		Mexican Bonos	6.500	06/10/21	4,629,913
	19,540,000		Mexican Bonos	8.000	12/07/23	1,214,858
	39,000,000		Mexican Bonos	10.000	11/20/36	2,997,453
	$750,000		Mexico Government International Bond	3.625	03/15/22	791,250
	1,050,000		Mexico Government International Bond	3.600	01/30/25	1,098,563
	1,600,000	g	Morocco Government International Bond	5.500	12/11/42	1,728,000
	1,825,000	g	Namibia International Bonds	5.250	10/29/25	1,859,310
	1,343,000	g	Nigeria Government International Bond	6.375	07/12/23	1,292,772
	1,000,000		North American Development Bank	2.400	10/26/22	1,021,296
	1,500,000	g	Pakistan Government International Bond	8.250	09/30/25	1,584,855
	500,000		Panama Government International Bond	5.200	01/30/20	553,750
173

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE
	$1,500,000		Panama Government International Bond	4.000%	09/22/24	$1,612,500
	1,125,000		Panama Government International Bond	3.875	03/17/28	1,192,500
	725,000	g	Paraguay Government International Bond	5.000	04/15/26	770,313
	1,400,000		Peruvian Government International Bond	5.625	11/18/50	1,739,500
PHP	45,000,000		Philippine Government International Bond	3.900	11/26/22	952,583
	$1,500,000	g	Provincia de Mendoza Argentina	8.375	05/19/24	1,552,500
	1,950,000	g	Qatar Government International Bond	3.250	06/02/26	1,989,000
	2,200,000	g	Republic of Angola	9.500	11/12/25	2,178,440
	2,645,000	g	Republic of Ghana	8.125	01/18/26	2,271,526
	1,300,000	g	Republic of Latvia	2.750	01/12/20	1,335,230
	1,000,000	g	Republic of Paraguay	6.100	08/11/44	1,082,500
	2,350,000	g	Republic of Serbia	4.875	02/25/20	2,423,226
	510,649	g,i	Republic of Serbia (Step Bond)	6.750	11/01/24	524,692
	145,900	i	Republic of Serbia	6.750	11/01/24	149,912
RUB	38,000,000		Russian Federal Bond - OFZ	7.000	08/16/23	555,029
	$1,675,000	g	Russian Foreign Bond - Eurobond	4.875	09/16/23	1,826,990
	1,400,000	g	Russian Foreign Bond - Eurobond	5.625	04/04/42	1,583,232
ZAR	50,676,000		South Africa Government Bond	8.250	09/15/17	3,467,975
	$1,600,000		South Africa Government International Bond	5.875	09/16/25	1,781,600
	1,500,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,616,250
	1,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,005,775
	1,550,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,509,867
	3,850,000		Turkey Government International Bond	5.625	03/30/21	4,196,500
	1,000,000		Turkey Government International Bond	4.875	10/09/26	1,053,040
	1,500,000		Turkey Government International Bond	6.625	02/17/45	1,821,627
	1,700,000	g	Ukraine Government International Bond	7.750	09/01/19	1,674,840
	1,125,000		Uruguay Government International Bond	4.375	10/27/27	1,198,125
	1,000,000		Uruguay Government International Bond	5.100	06/18/50	1,000,000
	1,500,000	g	Zambia Government International Bond	8.970	07/30/27	1,297,650
			TOTAL FOREIGN GOVERNMENT BONDS			115,858,881

MORTGAGE BACKED - 21.9%
	2,710,696		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	2,847,601
	1,981,006		FHLMC	3.000	12/15/41	2,076,098
	1,839,854		FHLMC	3.000	09/15/42	1,908,624
	14,027,946		FHLMC	3.500	09/15/43	15,053,076
	620,555	i	FHLMC	0.792	07/15/45	618,572
	808		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	812
	9,112		FGLMC	7.000	10/01/20	9,628
	19,322		FGLMC	6.500	01/01/29	22,198
	2,005		FGLMC	8.000	01/01/31	2,334
	310,725		FGLMC	5.500	12/01/33	351,613
	431,297		FGLMC	7.000	12/01/33	521,981
	235,232		FGLMC	5.000	01/01/34	263,313
	109,665		FGLMC	4.500	10/01/34	119,917
	169,458		FGLMC	5.500	03/01/35	191,381
	152,888		FGLMC	7.000	05/01/35	184,266
	22,476		FGLMC	5.000	02/01/36	24,969
	397		FGLMC	6.500	05/01/36	457
	191,067		FGLMC	5.000	04/01/38	213,570
	243,155	w	FGLMC	4.500	11/01/40	272,268
	268,606	w	FGLMC	4.500	12/01/40	300,662
	1,861,967		FGLMC	4.500	10/01/44	2,068,923
174

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$317,728		FGLMC	4.500%	11/01/44	$352,661
261,699		FGLMC	4.500	11/01/44	290,827
112,010		FGLMC	4.500	12/01/44	122,767
202,306		FGLMC	4.500	12/01/44	224,838
1,870,969		FGLMC	3.500	04/01/45	2,000,933
3,807,838		FGLMC	3.500	07/01/45	4,034,274
14,219,272		FGLMC	3.500	10/01/45	15,193,925
13,357,524		FGLMC	4.000	12/01/45	14,550,206
4,690,034		FGLMC	3.500	03/01/46	5,011,857
1,967,128		FGLMC	4.000	05/01/46	2,135,973
2,965,367		FGLMC	3.500	06/01/46	3,141,544
2,752		Federal National Mortgage Association (FNMA)	8.000	03/01/23	2,761
4,647		FNMA	9.000	11/01/25	5,345
3,920		FNMA	7.500	01/01/29	4,523
10,000,000	h	FNMA	2.500	07/25/31	10,346,094
17,000,000	g,h	FNMA	3.000	07/25/31	17,824,434
14,000,000	h	FNMA	2.500	08/25/31	14,462,657
19,000,000	h	FNMA	3.000	08/25/31	19,900,645
7,000,000	h	FNMA	2.500	09/25/31	7,218,203
113,703		FNMA	7.000	07/01/32	130,964
12,493		FNMA	4.500	03/25/33	12,562
1,614,320		FNMA	5.000	06/01/33	1,798,373
142,698		FNMA	4.500	10/01/33	156,943
3,480,034		FNMA	5.000	10/01/33	3,883,886
191,128		FNMA	5.000	11/01/33	214,244
156,684		FNMA	5.000	11/01/33	176,401
146,446		FNMA	5.500	02/01/35	166,007
6,600,333		FNMA	5.000	05/01/35	7,350,819
3,676,348		FNMA	5.000	10/01/35	4,089,664
2,847,489		FNMA	5.000	02/01/36	3,168,720
2,944,315		FNMA	3.500	03/01/36	3,134,013
1,791,412		FNMA	3.500	04/01/36	1,906,831
2,981,977		FNMA	3.500	05/01/36	3,174,110
3,961,461		FNMA	4.000	06/01/36	4,289,849
7,070,000	h	FNMA	3.500	07/01/36	7,525,536
4,245,682		FNMA	5.500	08/01/37	4,816,435
22,263		FNMA	6.000	09/01/37	25,829
23,503		FNMA	6.000	09/01/37	27,434
63,186		FNMA	6.500	09/01/37	72,718
1,712,958		FNMA	5.500	11/01/38	2,007,511
955,679		FNMA	5.500	12/01/38	1,093,359
2,894,466		FNMA	4.500	05/01/39	3,202,263
146,184		FNMA	4.000	07/01/39	158,593
310,754		FNMA	5.500	08/01/39	356,276
521,013		FNMA	4.500	10/01/39	569,808
685,010		FNMA	5.500	04/01/40	776,004
572,200		FNMA	4.500	06/01/40	626,825
600,332		FNMA	5.000	08/01/40	668,293
1,263,669		FNMA	5.000	09/01/40	1,406,941
156,906		FNMA	6.000	10/01/40	179,548
606,275		FNMA	4.500	11/01/40	664,519
7,287,908		FNMA	4.500	01/01/41	8,126,308
175

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,557,303		FNMA	5.000%	05/01/41	$1,734,929
964,403		FNMA	4.500	09/01/41	1,067,561
878,935		FNMA	4.500	11/01/41	963,680
5,004,194		FNMA	5.500	12/01/41	5,800,591
1,824,583		FNMA	4.500	01/01/42	2,030,119
1,163,811		FNMA	3.500	02/01/42	1,242,493
3,343,256		FNMA	4.500	02/01/42	3,664,509
397,545		FNMA	4.500	03/01/42	445,414
4,814,288		FNMA	3.000	03/25/42	5,027,655
1,895,608		FNMA	4.500	04/01/42	2,077,106
4,255,514		FNMA	4.500	06/01/42	4,656,234
3,767,064		FNMA	3.000	06/25/42	3,937,577
4,726,957		FNMA	3.500	07/01/42	5,046,559
4,237,927	i	FNMA	0.953	08/25/42	4,245,085
38,845		FNMA	3.000	10/01/42	40,400
2,094,491		FNMA	3.000	10/01/42	2,178,266
3,968,385	i	FNMA	0.853	11/25/42	3,967,192
7,192,683		FNMA	3.500	11/25/42	1,124,587
7,420,757	w	FNMA	3.000	01/01/43	7,717,483
9,446,782	w	FNMA	3.000	02/01/43	9,824,687
2,896,510		FNMA	3.000	02/25/43	3,044,564
2,593,319	i	FNMA	0.803	03/25/43	2,581,218
278,087		FNMA	3.000	04/01/43	289,207
3,187,631		FNMA	3.000	08/25/43	3,357,378
3,283,346		FNMA	3.500	09/01/43	3,470,819
2,366,399		FNMA	4.500	02/01/44	2,644,716
235,764		FNMA	4.000	04/01/44	255,611
841,726		FNMA	4.000	06/01/44	913,106
835,471		FNMA	4.000	06/01/44	906,698
1,972,712		FNMA	4.500	06/01/44	2,204,310
939,940		FNMA	4.000	07/01/44	1,019,732
228,567		FNMA	4.000	07/01/44	247,863
245,412		FNMA	4.000	08/01/44	266,139
201,839		FNMA	4.000	08/01/44	218,974
2,297,149		FNMA	4.000	08/01/44	2,492,165
1,658,633		FNMA	4.000	08/01/44	1,799,412
168,235		FNMA	4.000	09/01/44	182,374
232,178		FNMA	4.000	09/01/44	251,920
1,049,791		FNMA	4.000	10/01/44	1,138,908
5,647,281		FNMA	4.500	10/01/44	6,310,316
1,814,762		FNMA	4.000	12/01/44	1,982,427
1,887,013		FNMA	4.000	12/01/44	2,035,273
3,111,352		FNMA	4.000	01/01/45	3,399,027
345,971		FNMA	3.500	03/01/45	370,148
403,771		FNMA	3.500	03/01/45	431,018
575,274		FNMA	3.500	03/01/45	615,530
276,834		FNMA	3.500	03/01/45	295,517
800,676		FNMA	4.500	03/01/45	894,776
128,091		FNMA	3.500	04/01/45	136,734
9,024,597		FNMA	3.500	04/01/45	9,633,604
560,681		FNMA	3.500	04/01/45	598,520
4,100,366		FNMA	3.500	05/01/45	4,391,083
295,975		FNMA	4.000	05/01/45	323,371
176

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,105,209		FNMA	3.500%	06/01/45	$1,179,794
4,820,250		FNMA	4.000	06/01/45	5,266,731
5,760,815		FNMA	3.500	07/01/45	6,149,590
7,186,173		FNMA	4.000	07/01/45	7,840,158
863,669		FNMA	4.000	08/01/45	952,292
3,980,864		FNMA	4.000	08/01/45	4,274,732
8,866,000		FNMA	3.500	09/01/45	9,459,142
2,892,090		FNMA	4.000	11/01/45	3,188,994
1,472,462		FNMA	3.500	12/01/45	1,571,836
1,690,544		FNMA	4.000	12/01/45	1,864,090
3,065,531		FNMA	4.000	12/01/45	3,323,829
482,113		FNMA	3.500	01/01/46	514,698
21,469,256		FNMA	3.500	01/01/46	22,668,305
12,030,616		FNMA	4.000	01/01/46	13,125,166
3,550,834		FNMA	3.500	02/01/46	3,790,733
1,994,206		FNMA	4.000	02/01/46	2,175,646
1,014,236		FNMA	4.000	02/01/46	1,090,949
30,407,803		FNMA	3.500	03/01/46	32,098,712
521,178		FNMA	3.500	03/01/46	556,405
1,094,765		FNMA	3.500	04/01/46	1,168,759
15,110,801		FNMA	3.500	06/01/46	15,955,352
974,990		FNMA	4.000	06/01/46	1,046,196
2,000,000	h	FNMA	3.500	07/25/46	2,109,922
3,000,000	h	FNMA	4.500	07/25/46	3,274,512
20,000,000	h	FNMA	3.000	08/25/46	20,717,188
25,000,000	h	FNMA	4.000	08/25/46	26,775,880
16,000,000	h	FNMA	4.500	08/25/46	17,454,062
14,000,000	h	FNMA	3.000	09/25/46	14,471,407
12,000,000	h	FNMA	4.000	09/25/46	12,835,547
11,852		Government National Mortgage Association (GNMA)	7.500	11/15/23	13,187
2,915		GNMA	7.500	08/15/28	2,947
15,606		GNMA	6.500	12/15/28	17,800
50,713		GNMA	6.500	03/15/29	58,617
15,423		GNMA	8.500	10/20/30	18,822
4,437		GNMA	7.000	06/20/31	5,529
120,012		GNMA	5.000	02/15/33	133,630
35,705		GNMA	5.500	07/15/33	40,638
436,785		GNMA	5.000	09/15/33	491,970
4,856,429		GNMA	3.700	10/15/33	5,464,654
73,524		GNMA	5.500	11/20/33	82,809
289,087		GNMA	5.500	02/20/35	325,590
96,450		GNMA	5.500	03/20/35	108,610
37,250		GNMA	6.000	10/20/36	42,963
39,781		GNMA	6.000	01/20/37	45,882
61,674		GNMA	6.000	02/20/37	71,313
53,173		GNMA	5.000	04/15/38	59,547
41,996		GNMA	5.500	07/15/38	47,374
75,394		GNMA	5.500	07/20/38	82,881
30,440		GNMA	6.000	08/20/38	34,766
13,904		GNMA	4.500	02/20/39	15,251
25,793		GNMA	4.500	08/20/41	28,281
177

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$73,616		GNMA	4.500%	09/20/41	$80,814
9,273,447		GNMA	3.500	10/20/42	1,687,195
16,546		GNMA	4.500	01/20/44	18,147
17,874		GNMA	4.500	02/20/44	19,428
232,124		GNMA	4.500	05/20/44	254,682
30,502		GNMA	4.500	05/20/44	33,462
231,911		GNMA	4.500	08/20/44	254,347
240,623		GNMA	4.500	09/20/44	263,810
78,002		GNMA	4.500	10/20/44	85,502
79,491		GNMA	4.500	11/20/44	87,134
147,074		GNMA	4.500	12/20/44	161,371
218,043		GNMA	4.500	02/20/45	238,827
239,024		GNMA	4.500	08/20/45	262,369
290,129		GNMA	4.500	08/20/45	318,455
240,993		GNMA	4.500	12/20/45	264,576
21,946,238		GNMA	3.500	05/20/46	23,329,693
7,903,896		GNMA	4.000	05/20/46	8,463,308
9,000,000	h	GNMA	3.000	07/20/46	9,406,406
6,000,000	h	GNMA	3.500	07/20/46	6,367,031
27,000,000	h	GNMA	3.000	08/20/46	28,164,374
10,000,000	h	GNMA	3.500	08/20/46	10,597,656
14,000,000	h	GNMA	3.000	09/20/46	14,570,937
10,000,000	h	GNMA	3.500	09/20/46	10,580,469
		TOTAL MORTGAGE BACKED			694,932,582

MUNICIPAL BONDS - 3.5%
1,000,000		Anaheim City School District	3.825	08/01/23	1,114,340
880,000		California Earthquake Authority	1.194	07/01/16	880,000
2,535,000		California Earthquake Authority	2.805	07/01/19	2,600,479
5,000,000		California Housing Finance Agency	2.966	08/01/22	5,240,500
1,000,000		Denver City & County School District No	4.242	12/15/37	1,109,360
600,000		Denver Health & Hospital Authority	1.700	12/01/16	600,192
750,000		Denver Health & Hospital Authority	2.250	12/01/17	756,188
5,000,000		Florida State Board of Administration Finance Corp	2.638	07/01/21	5,214,900
600,000		Grant County Public Utility District No 2	5.630	01/01/27	749,052
250,000		Harris County Flood Control District	1.818	10/01/18	256,268
1,480,000		Illinois Housing Development Authority	4.105	07/01/27	1,563,664
2,180,000		Indiana Finance Authority	3.066	07/01/29	2,274,699
2,430,000		Indiana Finance Authority	3.166	07/01/30	2,494,103
2,295,000		Indiana Finance Authority	3.266	07/01/31	2,358,663
3,000,000		Indiana Finance Authority	3.624	07/01/36	3,142,590
2,270,000		Los Angeles County Public Works Financing Authority	2.910	12/01/20	2,384,749
1,250,000		Los Angeles County Public Works Financing Authority	3.450	12/01/22	1,360,288
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,061,010
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,228,600
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	500,080
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	401,096
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	451,908
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	256,520
2,070,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,231,294
3,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.100	02/01/22	3,212,640
178

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,655,000		New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	02/01/23	$3,138,582
1,000,000		New York City Transitional Finance Authority Future Tax Secured Revenue	3.780	02/01/26	1,104,200
2,000,000		New York State Dormitory Authority	3.879	07/01/46	2,076,980
1,500,000		Oklahoma Water Resources Board	2.794	04/01/21	1,606,815
1,690,000		Port of Corpus Christi Authority of Nueces County	2.888	12/01/21	1,770,089
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	2,080,540
5,000,000		State of California	4.988	04/01/39	5,496,450
1,000,000		State of Illinois	4.125	01/01/19	1,036,730
10,000,000		State of Illinois	5.100	06/01/33	9,610,700
5,000,000		State of Illinois	7.350	07/01/35	5,553,300
3,000,000		State of Illinois	5.520	04/01/38	2,794,230
5,000,000		State of Illinois	4.620	06/15/38	5,614,850
1,250,000		Texas Public Finance Authority	5.250	07/01/17	1,253,475
1,310,000		Trustees of Boston College	3.519	07/01/21	1,433,507
5,000,000		University of California	1.910	05/15/21	5,088,850
500,000		University of California	2.676	05/15/21	525,725
3,500,000		University of California	4.009	05/15/30	3,970,750
4,420,000		University of California	3.552	05/15/39	4,679,321
3,600,000		University of Texas System	3.852	08/15/46	4,109,148
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,908,729
		TOTAL MUNICIPAL BONDS			111,296,154

U.S. TREASURY SECURITIES - 6.6%
14,035,000		United States Treasury Bond	3.000	05/15/45	16,146,285
21,165,000		United States Treasury Bond	2.875	08/15/45	23,772,592
24,417,300		United States Treasury Bond	3.000	11/15/45	28,099,917
30,230,000		United States Treasury Bond	2.500	02/15/46	31,506,522
38,000,000		United States Treasury Bond	2.500	05/15/46	39,643,196
15,144,300	k	United States Treasury Inflation Indexed Bonds	1.000	02/15/46	16,360,175
95,000		United States Treasury Note	0.875	05/15/19	95,464
660,000		United States Treasury Note	0.875	06/15/19	663,275
12,825,000		United States Treasury Note	1.375	05/31/21	13,058,954
2,580,000		United States Treasury Note	1.125	06/30/21	2,593,101
100,000		United States Treasury Note	1.750	01/31/23	103,094
31,650,000		United States Treasury Note	1.625	04/30/23	32,370,765
2,030,000		United States Treasury Note	1.625	05/31/23	2,076,229
1,361,000		United States Treasury Note	1.625	05/15/26	1,378,437
		TOTAL U.S. TREASURY SECURITIES			207,868,006

		TOTAL GOVERNMENT BONDS			1,129,955,623
		(Cost $1,102,937,607)

STRUCTURED ASSETS - 16.3%

ASSET BACKED - 6.7%
284,345	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	281,085
		Series - 2005 HE5 (Class M2)
179

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000	g,i	Anchorage Capital Ltd	2.168%	04/15/27	$2,484,856
		Series - 2015 6A (Class A1)
2,037,402	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	1,961,423
		Series - 2005 HE1 (Class M1)
982,475	i	Asset Backed Securities Corp Home Equity Loan Trust	1.158	04/25/35	977,294
		Series - 2005 HE3 (Class M3)
457,191	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	455,728
		Series - 2005 HE7 (Class M2)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,021,301
		Series - 2011 5A (Class B)
4,520,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	4,542,827
		Series - 2012 3A (Class A)
2,699,000	g	Avis Budget Rental Car Funding AESOP LLC	1.920	09/20/19	2,705,638
		Series - 2013 1A (Class A)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.970	02/20/20	5,126,688
		Series - 2013 2A (Class A)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	06/20/22	3,094,768
		Series - 2016 1A (Class B)
5,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.360	11/20/22	5,058,381
		Series - 2016 2A (Class B)
3,500,000	g	Avis Budget Rental Car Funding AESOP LLC	4.830	11/20/22	3,538,358
		Series - 2016 2A (Class C)
382,883	i	Bear Stearns Asset Backed Securities Trust	0.893	03/25/35	382,374
		Series - 2005 AQ1 (Class M1)
2,186,148	i	Bear Stearns Asset Backed Securities Trust	0.943	07/25/35	2,152,063
		Series - 2005 SD3 (Class 1A)
1,901,682	i	Bear Stearns Asset Backed Securities Trust	0.853	02/25/36	1,816,212
		Series - 2006 EC2 (Class M1)
5,000,000	g,i	BlueMountain Ltd	2.056	11/20/24	4,993,904
		Series - 2012 2A (Class A1)
2,750,000	g,i	Callidus Debt Partners Ltd	6.638	10/23/21	2,547,269
		Series - 2007 6A (Class D)
1,100,000		Capital Auto Receivables Asset Trust	3.160	11/20/20	1,108,698
		Series - 2015 2 (Class D)
1,691,581	g	Capital Automotive REIT	4.700	07/15/42	1,737,787
		Series - 2012 1A (Class A)
10,000,000	g	Capital Automotive REIT	3.660	10/15/44	9,636,123
		Series - 2014 1A (Class A)
10,353,817	g,i	CBRE Realty Finance	0.927	04/07/52	3,415,263
		Series - 2007 1A (Class A2)
2,284,718	i,m	CCR, Inc	0.890	07/10/17	2,268,407
		Series - 2010 CX (Class C)
869,048	g	CCR, Inc	4.750	07/10/22	900,776
		Series - 2012 CA (Class C)
101,731		Centex Home Equity	5.540	01/25/32	101,486
		Series - 2002 A (Class AF6)
14,676,425	i	Connecticut Avenue Securities	1.953	07/25/25	14,718,222
		Series - 2015 C03 (Class 1M1)
488,431	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	486,469
		Series - 2002 S4 (Class A5) (Step Bond)
4,937,500	g	DB Master Finance LLC	3.262	02/20/45	4,983,419
		Series - 2015 1A (Class A2I)
4,130,875	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	4,251,497
		Series - 2012 1A (Class A2)
180

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,990,000	g	Domino’s Pizza Master Issuer LLC	3.484%	10/25/45	$2,021,482
		Series - 2015 1A (Class A2I)
895,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	915,264
		Series - 2015 1A (Class A2II)
2,133,836	i	Dryden XI-Leveraged Loan	4.531	04/12/20	2,133,836
		Series - 2006 11X (Class D)
1,046,408	i	First Frankin Mortgage Loan Trust	0.693	01/25/36	1,033,252
		Series - 2006 FF1 (Class 2A3)
272,690	g,i	GMAC Mortgage Corp Loan Trust	1.203	02/25/31	270,136
		Series - 2004 VF1 (Class A1)
1,266,459	i	GSAMP Trust	0.980	05/25/34	1,160,452
		Series - 2004 HE1 (Class M1)
3,528,208	i	GSAMP Trust	0.607	02/25/36	3,449,122
		Series - 2006 NC1 (Class A2)
5,000,000	i	GSAMP Trust	0.943	07/25/45	4,780,050
		Series - 2005 HE4 (Class M2)
1,520,000	g	Hertz Vehicle Financing LLC	1.830	08/25/19	1,519,275
		Series - 2013 1A (Class A2)
4,000,000	g	Hertz Vehicle Financing LLC	2.320	03/25/20	4,034,924
		Series - 2016 1A (Class A)
6,000,000	g	Hertz Vehicle Financing LLC	3.110	07/25/20	6,041,107
		Series - 2016 3A (Class B)
2,000,000	g	Hertz Vehicle Financing LLC	4.430	07/25/20	2,013,082
		Series - 2016 3A (Class C)
2,953,073	i	Lehman XS Trust	1.013	08/25/35	2,841,384
		Series - 2005 2 (Class 1A1)
539,951	i	Lehman XS Trust	0.703	02/25/36	510,057
		Series - 2006 1 (Class 1A1)
2,893,462	i	MASTR Asset Backed Securities Trust	0.605	10/25/35	2,858,594
		Series - 2005 HE2 (Class M1)
1,125,000	i	MASTR Asset Backed Securities Trust	5.648	11/25/35	1,109,584
		Series - 2005 AB1 (Class A4) (Step Bond)
2,000,000	g,i	Mountain View CLO II Ltd	1.031	01/12/21	1,911,900
		Series - 2006 2A (Class B)
1,202,646		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,226,289
		Series - 2002 C (Class A1)
818,578	g	Orange Lake Timeshare Trust	3.030	07/09/29	813,122
		Series - 2014 AA (Class B)
1,603,517	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.233	01/25/36	1,595,300
		Series - 2005 WCH1 (Class M2)
512,427	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	514,694
		Series - 2004 2 (Class AF4)
51,386	i	Residential Asset Mortgage Products, Inc	5.470	09/25/33	52,805
		Series - 2003 RZ5 (Class A7) (Step Bond)
37,478	i	Residential Asset Securities Corp	6.489	10/25/30	37,787
		Series - 2001 KS2 (Class AI6)
2,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	2,942,539
		Series - 2005 HI3 (Class M5) (Step Bond)
81,639	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	81,737
		Series - 2006 HI1 (Class M1) (Step Bond)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,636,619
		Series - 2006 HI1 (Class M2) (Step Bond)
181

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	g,i	Sanders Re Ltd	4.259%	05/05/17	$992,000
		Series - 2013 144A (Class )
800,000		Santander Drive Auto Receivables Trust	1.960	05/15/20	804,899
		Series - 2015 5 (Class B)
4,000,000		Santander Drive Auto Receivables Trust	2.660	11/15/21	4,067,663
		Series - 2016 2 (Class C)
800,000		Santander Drive Auto Receivables Trust	2.740	12/15/21	811,009
		Series - 2015 5 (Class C)
5,000,000		Santander Drive Auto Receivables Trust	3.090	04/15/22	5,120,918
		Series - 2016 1 (Class C)
3,800,000		Santander Drive Auto Receivables Trust	3.390	04/15/22	3,843,748
		Series - 2016 2 (Class D)
271,686	i	Saxon Asset Securities Trust	6.120	11/25/30	292,161
		Series - 2002 2 (Class AF6) (Step Bond)
1,135,835	i	Securitized Asset Backed Receivables LLC	0.747	10/25/35	1,089,236
		Series - 2005 OP2 (Class A2C)
129,086	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	128,809
		Series - 2006 OP1 (Class A2C)
102,347	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	102,754
		Series - 2012 2A (Class B)
1,324,986	g	Sierra Timeshare Receivables Funding LLC	2.430	06/20/32	1,338,405
		Series - 2015 2A (Class A)
5,356,501	g	Sierra Timeshare Receivables Funding LLC	2.580	09/20/32	5,399,845
		Series - 2015 3A (Class A)
1,362,977	g	Sierra Timeshare Receivables Funding LLC	3.080	09/20/32	1,367,598
		Series - 2015 3A (Class B)
1,670,000	g	SLM Private Education Loan Trust	3.310	10/15/46	1,703,423
		Series - 2012 C (Class A2)
1,942,859	g	SLM Student Loan Trust	3.480	10/15/30	1,980,194
		Series - 2012 B (Class A2)
812,883	g	SolarCity LMC	4.800	11/20/38	793,858
		Series - 2013 1 (Class A)
894,539	g	SolarCity LMC	4.590	04/20/44	873,533
		Series - 2014 1 (Class A)
1,411,152	g	SolarCity LMC	4.020	07/20/44	1,364,374
		Series - 2014 2 (Class A)
5,307,475	g	SpringCastle America Funding LLC	2.700	05/25/23	5,325,578
		Series - 2014 AA (Class A)
2,210,851	i	Structured Asset Securities Corp Mortgage Loan Trust	1.957	04/25/35	2,077,443
		Series - 2005 7XS (Class 2A1A)
1,894,279	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	1,889,094
		Series - 2006 WF1 (Class A5)
8,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	8,097,600
		Series - 2016 1A (Class A2I)
3,500,000	g	Taco Bell Funding LLC	4.377	05/25/46	3,573,500
		Series - 2016 1A (Class A2II)
4,000,000	g,i	Vitality Re IV Ltd	3.009	01/09/17	4,000,800
		Series - 2013 IV B (Class )
2,500,000	g,i	Voya Ltd	1.788	04/25/25	2,472,284
		Series - 2013 2A (Class A1)
366,713	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	372,390
		Series - 2006 N1 (Class N1)
182

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$67,240	g,i	Wachovia Loan Trust	0.806%	05/25/35	$65,669
		Series - 2005 SD1 (Class A)
15,880,000	g	Wendys Funding LLC	3.371	06/15/45	15,967,340
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			213,168,834

OTHER MORTGAGE BACKED - 9.6%
2,650,345	i	Adjustable Rate Mortgage Trust	1.503	05/25/35	2,465,562
		Series - 2005 1 (Class 5M1)
3,817,320	i	American Home Mortgage Investment Trust	2.405	10/25/34	3,708,844
		Series - 2004 3 (Class 4A)
1,000,000	i	Banc of America Commercial Mortgage Trust	6.009	05/10/45	986,697
		Series - 2006 2 (Class C)
6,000,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	5,938,879
		Series - 2006 6 (Class B)
10,000,000		Banc of America Commercial Mortgage Trust	3.019	06/15/49	10,516,710
		Series - 2016 UB10 (Class ASB)
4,000,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	3,524,548
		Series - 2007 4 (Class E)
7,500,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	7,001,945
		Series - 2007 5 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	693,823
		Series - 2007 4 (Class D)
2,174,077	g,i	Banc of America Large Loan, Inc	6.143	02/15/51	2,195,248
		Series - 2010 UB3 (Class A4B3)
2,226,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	2,320,703
		Series - 2007 T28 (Class AJ)
427,753		Citicorp Mortgage Securities, Inc	5.500	07/25/35	411,661
		Series - 2005 4 (Class 1A7)
10,000,000		Citigroup Commercial Mortgage Trust	3.003	05/10/49	10,468,824
		Series - 2016 C1 (Class AAB)
16,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	16,190,229
		Series - 2007 C3 (Class AJ)
365,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	376,365
		Series - 2007 C3 (Class AM)
5,000,000	g,i	COMM Mortgage Trust	1.135	12/10/49	4,735,179
		Series - 2007 C9 (Class AJFL)
253,310	i	Commercial Mortgage Trust	5.238	04/10/37	253,144
		Series - 2005 GG5 (Class AJ)
4,265,000	i	Commercial Mortgage Trust	6.147	12/10/49	4,183,313
		Series - 2007 GG11 (Class B)
15,417		Countrywide Alternative Loan Trust	5.500	08/25/16	15,397
		Series - 2004 30CB (Class 1A15)
1,194,481		Countrywide Alternative Loan Trust	5.000	04/25/20	1,191,338
		Series - 2005 6CB (Class 2A1)
1,118,933	i	Countrywide Alternative Loan Trust	0.678	07/20/35	931,888
		Series - 2005 24 (Class 4A1)
1,229,191	i	Countrywide Home Loan Mortgage Pass Through Trust	2.693	11/20/34	1,165,655
		Series - 2004 HYB6 (Class A2)
154,117		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	142,491
		Series - 2005 17 (Class 1A10)
700,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	703,549
		Series - 2006 K1A (Class H)
183

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,368,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415%	02/25/21	$2,380,906
		Series - 2006 K1A (Class J)
90,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	89,492
		Series - 2007 C4 (Class A1AJ)
6,000,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	5,975,450
		Series - 2007 C4 (Class AJ)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.953	09/15/39	10,115,526
		Series - 2007 C4 (Class A1AM)
1,870,000	g	Credit Suisse Commercial Mortgage Trust	5.383	02/15/40	1,887,516
		Series - 2009 RR1 (Class A3C)
8,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	8,019,715
		Series - 2007 C2 (Class AJ)
10,328		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	10,323
		Series - 2005 C3 (Class AJ)
2,083,000	g,i	DBUBS Mortgage Trust	5.549	08/10/44	2,366,580
		Series - 2011 LC3A (Class B)
6,509,100		GS Mortgage Securities Trust	5.622	11/10/39	5,353,735
		Series - 2006 GG8 (Class AJ)
1,072,514		GSR Mortgage Loan Trust	6.000	01/25/35	1,083,277
		Series - 2005 1F (Class 3A3)
1,510,807	i	GSR Mortgage Loan Trust	0.643	08/25/46	1,468,501
		Series - 2006 OA1 (Class 2A1)
3,514,768	i	HomeBanc Mortgage Trust	0.662	07/25/35	3,286,361
		Series - 2005 3 (Class A1)
299,725	i	Impac CMB Trust	1.113	03/25/35	274,533
		Series - 2004 11 (Class 2A1)
2,313,304	i	Impac CMB Trust	0.703	05/25/35	2,069,872
		Series - 0 4 (Class 1A1B)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,515,352
		Series - 2005 LDP2 (Class C)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust	5.577	07/15/46	340,894
		Series - 2011 C4 (Class C)
2,038,734	i	JP Morgan Mortgage Trust	2.705	11/25/33	2,044,066
		Series - 2006 A2 (Class 5A3)
2,500,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	2,497,213
		Series - 2006 C4 (Class B)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	2,997,150
		Series - 2006 C3 (Class C)
2,000,000	i	LB-UBS Commercial Mortgage Trust	5.533	02/15/40	1,972,741
		Series - 2007 C1 (Class C)
3,000,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	2,883,129
		Series - 2007 C1 (Class D)
1,190,050		Lehman Mortgage Trust	5.500	11/25/35	1,084,330
		Series - 2005 1 (Class 2A4)
4,883,735	g,i	LVII Resecuritization Trust	3.257	07/25/47	4,892,892
		Series - 2015 A (Class A)
120,964	i	Merrill Lynch Mortgage Investors, Inc	2.839	12/25/35	120,611
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.472	02/12/51	77,884
		Series - 0 C1 (Class AJA)
5,455,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	5,481,563
		Series - 2007 6 (Class AM)
3,149,500	i	Morgan Stanley Capital I Trust	0.860	02/25/35	2,949,153
		Series - 2005 WMC2 (Class M3)
184

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$4,000,000	g,i	Morgan Stanley Capital I Trust	6.133%	08/12/41	$3,991,691
		Series - 2006 T23 (Class B)
3,700,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	3,668,453
		Series - 2006 HQ10 (Class AJ)
1,040,000	i	Morgan Stanley Capital I Trust	5.832	07/12/44	1,038,907
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I Trust	5.842	07/12/44	1,811,999
		Series - 2006 HQ9 (Class C)
82,000	g,i	Morgan Stanley Capital I Trust	5.601	09/15/47	85,479
		Series - 2011 C1 (Class D)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,491,882
		Series - 2007 HQ12 (Class C)
9,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	8,455,851
		Series - 2007 IQ15 (Class AJ)
4,000,000	i	Morgan Stanley Capital I Trust	6.298	12/12/49	3,585,140
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	896,599
		Series - 2007 IQ16 (Class AJA)
2,363,182	i	Option One Mortgage Loan Trust	0.950	05/25/34	2,179,756
		Series - 2004 2 (Class M1)
286,110	i	RALI Trust	0.753	01/25/35	271,671
		Series - 2005 QA1 (Class A1)
1,563,773	i	Structured Adjustable Rate Mortgage Loan Trust	0.793	08/25/35	1,480,352
		Series - 2005 16XS (Class A1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.103	10/25/24	10,125,265
		Series - 2014 HQ3 (Class M2)
5,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	3.303	04/25/28	5,140,171
		Series - 2015 DNA3 (Class M2)
1,967,082	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	10/25/28	1,967,081
		Series - 2016 DNA2 (Class M1)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	10/25/28	1,008,108
		Series - 2016 DNA2 (Class M2)
1,397,935	g,i	Terwin Mortgage Trust	1.233	03/25/35	1,350,397
		Series - 2005 3SL (Class M1)
6,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	5,774,081
		Series - 2007 C30 (Class AMFL)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.789	01/15/45	3,892,376
		Series - 2006 C23 (Class F)
13,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	13,212,367
		Series - 2006 C27 (Class AJ)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.865	07/15/45	4,695,454
		Series - 2006 C27 (Class B)
4,750,000	i	Wachovia Bank Commercial Mortgage Trust	6.020	05/15/46	2,794,415
		Series - 2007 C34 (Class F)
6,650,000	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	6,583,626
		Series - 2007 C34 (Class AJ)
14,875,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	14,908,110
		Series - 2007 C31 (Class AJ)
6,440,000	i	Wachovia Bank Commercial Mortgage Trust	5.829	04/15/47	6,102,275
		Series - 2007 C31 (Class C)
10,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	10,267,704
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	486,913
		Series - 2007 C32 (Class J)
185

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$16,700,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$16,298,676
		Series - 2007 C32 (Class AJ)
9,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	8,594,521
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	41,190
		Series - 2007 C33 (Class AM)
5,012,500	i	Wells Fargo Alternative Loan Trust	1.128	10/25/35	4,643,512
		Series - 2005 2 (Class M1)
		TOTAL OTHER MORTGAGE BACKED			303,204,779

		TOTAL STRUCTURED ASSETS			516,373,613
		(Cost $520,470,575)

		TOTAL BONDS			2,790,078,745
		(Cost $2,745,152,459)

SHORT-TERM INVESTMENTS - 15.0%
GOVERNMENT AGENCY DEBT - 3.2%
16,100,000		Federal Home Loan Bank (FHLB)	0.270	07/21/16	16,098,487
22,550,000		FHLB	0.330	07/19/16	22,548,083
35,800,000		FHLB	0.345	07/22/16	35,796,456
25,786,000		Federal Agricultural Mortgage Corp (FAMC)	0.200	07/01/16	25,786,000
		TOTAL GOVERNMENT AGENCY DEBT			100,229,026

TREASURY DEBT - 11.8%
7,875,000		United States Treasury Bill	0.191	07/07/16	7,874,874
6,636,000		United States Treasury Bill	0.220	07/14/16	6,635,695
72,500,000		United States Treasury Bill	0.196-0.300	08/04/16	72,485,428
50,000,000		United States Treasury Bill	0.261	09/01/16	49,979,050
50,000,000		United States Treasury Bill	0.195	09/08/16	49,980,700
4,800,000		United States Treasury Bill	0.252	09/15/16	4,797,806
50,000,000		United States Treasury Bill	0.210	09/22/16	49,972,200
82,400,000		United States Treasury Bill	0.236-0.373	09/29/16	82,346,110
50,000,000		United States Treasury Bill	0.323	10/06/16	49,964,950
		TOTAL TREASURY DEBT			374,036,813

		TOTAL SHORT-TERM INVESTMENTS			474,265,839
		(Cost $474,230,280)

		TOTAL INVESTMENTS - 107.9%			3,422,126,117
		(Cost $3,379,538,722)
		OTHER ASSETS & LIABILITIES, NET - (7.9)%			(249,407,915)
		NET ASSETS - 100.0%			$3,172,718,202

Abbreviation(s):
ARS	Argentine Peso
BRL	Brazilian Real
DOP	Dominican Peso
MXN	Mexican Peso
PHP	Philippine Peso
REIT	Real Estate Investment Trust
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand
186

TIAA-CREF FUNDS - Bond Plus Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $585,851,062 or 18.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
n	In default
o	Payment in Kind Bond
w	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
187

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS

HIGH-YIELD FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 9.2%

AUTOMOBILES & COMPONENTS - 0.3%
$10,036,504	i	Gates Global LLC	4.250%	07/06/21	$9,499,150
		TOTAL AUTOMOBILES & COMPONENTS			9,499,150

CAPITAL GOODS - 0.5%
12,775,000	i	CHI Overhead Doors, Inc	8.750	07/31/23	12,264,000
4,249,987	i	Plaze, Inc	5.250	07/29/22	4,228,737
		TOTAL CAPITAL GOODS			16,492,737

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
13,275,000	i	SterlingBackcheck	8.750	06/19/23	12,644,437
8,532,125	i	XPO Logistics, Inc	5.500	11/01/21	8,532,125
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			21,176,562

CONSUMER DURABLES & APPAREL - 0.5%
11,287,480	i	Academy Ltd	5.000	07/01/22	10,553,794
6,427,636	i	Otter Products LLC	5.750	06/03/20	5,463,491
		TOTAL CONSUMER DURABLES & APPAREL			16,017,285

CONSUMER SERVICES - 1.6%
13,275,000	i	CDS US Intermediate Holdings, Inc	9.250	07/10/23	11,947,500
14,887,500	i	Knowledge Universe Education LLC	6.000	08/13/22	14,713,763
3,477,101	i	Marina District Finance Co, Inc	6.500	08/15/18	3,472,755
4,975,570	i	Peninsula Gaming LLC	4.250	11/20/17	4,970,594
4,764,296	i	Scientific Games International, Inc	6.000	10/18/20	4,700,788
11,558,755	i	Spin Holdco, Inc	4.250	11/14/19	11,322,725
		TOTAL CONSUMER SERVICES			51,128,125

ENERGY - 0.6%
12,456,964	i	Arch Coal, Inc	7.500	05/16/18	5,714,632
8,650,000	i	Granite Acquisition, Inc	8.250	12/19/22	8,109,375
4,962,500	i	Petrochoice Holdings, Inc	6.000	08/21/22	4,863,250
		TOTAL ENERGY			18,687,257

FOOD & STAPLES RETAILING - 1.2%
12,718,540	i	Albertsons LLC	4.500	08/25/21	12,691,322
11,521,125	i	Albertsons LLC	4.750	12/21/22	11,499,581
2,000,000	i	Rite Aid Corp	5.750	08/21/20	1,997,500
11,000,000	i	Rite Aid Corp	4.875	06/21/21	10,989,000
		TOTAL FOOD & STAPLES RETAILING			37,177,403

INSURANCE - 1.1%
20,493,374	i	Acrisure LLC	6.500	05/19/22	20,305,449
3,740,625	i	AssuredPartners, Inc	5.750	10/21/22	3,705,576
188

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,800,000	i	Asurion LLC	8.500%	03/03/21	$8,448,000
3,660,494	i	USI, Inc	4.250	12/27/19	3,606,721
		TOTAL INSURANCE			36,065,746

MATERIALS - 0.3%
12,000,000	i	Solenis International LP	7.750	07/29/22	11,049,960
		TOTAL MATERIALS			11,049,960

MEDIA - 0.4%
5,275,000	i	Neptune Finco Corp	5.000	10/09/22	5,276,319
8,562,750	i	Time, Inc	4.250	04/26/21	8,509,233
		TOTAL MEDIA			13,785,552

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
6,000,000	i	NBTY, Inc	5.000	05/05/23	5,946,420
5,261,813	i	Vizient, Inc	6.250	02/13/23	5,294,699
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			11,241,119

REAL ESTATE - 0.6%
17,650,000	h,i	DTZ US Borrower LLC	9.250	11/04/22	17,650,000
		TOTAL REAL ESTATE			17,650,000

SOFTWARE & SERVICES - 0.8%
14,725,000	i	Evergreen Skills Lux S.a.r.l.	9.250	04/28/22	6,626,250
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	11,090,040
10,219,117		ProQuest LLC	5.750	10/24/21	9,708,161
		TOTAL SOFTWARE & SERVICES			27,424,451

TELECOMMUNICATION SERVICES - 0.2%
5,708,374	i	Internap Network Services Corp	7.000	11/26/19	5,365,871
		TOTAL TELECOMMUNICATION SERVICES			5,365,871

		TOTAL BANK LOAN OBLIGATIONS			292,761,218
		(Cost $314,748,930)

BONDS - 83.6%

CORPORATE BONDS - 83.6%

AUTOMOBILES & COMPONENTS - 1.2%
14,057,000	g	Gates Global LLC	6.000	07/15/22	12,299,875
2,875,000		Goodyear Tire & Rubber Co	5.000	05/31/26	2,928,906
7,550,000	g	Schaeffler Finance BV	4.750	05/15/23	7,663,250
950,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	969,000
4,140,000	g,o	Schaeffler Holding Finance BV	6.250	11/15/19	4,305,600
4,057,220	g,o	Schaeffler Holding Finance BV	6.750	11/15/22	4,462,942
3,000,000		Tenneco, Inc	5.000	07/15/26	3,043,110
825,000	g	ZF North America Capital, Inc	4.500	04/29/22	836,344
1,800,000	g	ZF North America Capital, Inc	4.750	04/29/25	1,823,616
		TOTAL AUTOMOBILES & COMPONENTS			38,332,643
189

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANKS - 1.9%
$3,500,000	g,i	BNP Paribas S.A.	7.375%	12/30/49	$3,426,500
9,500,000	i	Citigroup, Inc	6.125	12/30/49	9,642,500
6,700,000	g,i	Credit Agricole S.A.	8.125	12/30/49	6,654,199
3,700,000	i	ING Groep NV	6.000	12/30/49	3,478,000
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,652,000
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	5,106,250
7,500,000	g,i	Nordea Bank AB	5.500	12/30/49	7,125,000
6,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	6,555,269
2,250,000		Royal Bank of Scotland Group plc	6.100	06/10/23	2,301,982
5,500,000		Royal Bank of Scotland Group plc	6.000	12/19/23	5,590,843
7,750,000	g,i	Societe Generale S.A.	8.000	12/30/49	7,396,600
		TOTAL BANKS			59,929,143

CAPITAL GOODS - 1.0%
3,000,000		Anixter, Inc	5.125	10/01/21	3,045,000
4,335,000	g	Huntington Ingalls Industries, Inc	5.000	12/15/21	4,535,494
3,100,000	g	Manitowoc Foodservice, Inc	9.500	02/15/24	3,456,500
14,130,000	g	Stena AB	7.000	02/01/24	11,127,375
5,000,000		TransDigm, Inc	6.500	07/15/24	5,025,000
4,075,000	g	TransDigm, Inc	6.375	06/15/26	4,064,812
		TOTAL CAPITAL GOODS			31,254,181

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
2,500,000		AECOM	5.750	10/15/22	2,550,000
6,250,000		AECOM	5.875	10/15/24	6,406,250
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,343,562
7,925,000		Clean Harbors, Inc	5.125	06/01/21	8,108,226
9,865,000	g	Herc Spinoff Escrow Issuer LLC	7.500	06/01/22	9,692,362
16,065,000	g	Herc Spinoff Escrow Issuer LLC	7.750	06/01/24	15,663,375
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	2,500,000
7,825,000		RR Donnelley & Sons Co	7.875	03/15/21	8,098,875
1,675,000		RR Donnelley & Sons Co	7.000	02/15/22	1,641,500
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,044,500
16,025,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	12,339,250
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,015,688
16,425,000		United Rentals North America, Inc	5.500	07/15/25	16,178,625
1,175,000		United Rentals North America, Inc	5.875	09/15/26	1,166,188
16,000,000	g	XPO Logistics, Inc	6.500	06/15/22	15,260,000
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			119,008,401

CONSUMER DURABLES & APPAREL - 1.6%
2,125,000	g	Hanesbrands, Inc	4.625	05/15/24	2,130,312
7,000,000		KB Home	4.750	05/15/19	7,017,500
5,575,000		KB Home	7.000	12/15/21	5,602,875
1,900,000		KB Home	7.625	05/15/23	1,928,500
14,500,000		Lennar Corp	4.750	04/01/21	15,080,000
7,925,000		Orbital ATK, Inc	5.500	10/01/23	8,261,813
1,500,000		PulteGroup, Inc	4.250	03/01/21	1,546,500
3,000,000		PulteGroup, Inc	5.500	03/01/26	3,075,000
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,074,500
1,900,000		Standard Pacific Corp	5.875	11/15/24	1,957,000
1,900,000		Toll Brothers Finance Corp	5.875	02/15/22	2,044,400
		TOTAL CONSUMER DURABLES & APPAREL			50,718,400
190

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER SERVICES - 7.4%
$4,500,000	g	1011778 BC / New Red Fin	4.625%	01/15/22	$4,567,500
9,900,000	g	1011778 BC / New Red Fin	6.000	04/01/22	10,268,181
6,351,000		ADT Corp	6.250	10/15/21	6,786,043
7,575,000		ADT Corp	3.500	07/15/22	6,940,594
3,727,000		Boyd Gaming Corp	9.000	07/01/20	3,915,679
4,000,000	g	Boyd Gaming Corp	6.375	04/01/26	4,180,000
1,750,000		GLP Capital LP	4.375	04/15/21	1,802,500
3,000,000		GLP Capital LP	5.375	04/15/26	3,105,000
5,000,000		International Game Technology	7.500	06/15/19	5,537,500
9,210,000	g	International Game Technology	5.625	02/15/20	9,705,038
8,035,000	g	International Game Technology	6.250	02/15/22	8,234,188
14,785,000	g	International Game Technology	6.500	02/15/25	14,895,887
2,000,000		MGM Resorts International	5.250	03/31/20	2,095,000
4,250,000		MGM Resorts International	6.750	10/01/20	4,643,125
11,250,000		MGM Resorts International	6.000	03/15/23	11,868,750
10,250,000		Penn National Gaming, Inc	5.875	11/01/21	10,429,375
4,000,000	g	Pinnacle Entertainment, Inc	5.625	05/01/24	3,990,000
59,725,000	g	Prime Security Services Borrower LLC	9.250	05/15/23	63,308,500
1,500,000		Scientific Games Corp	8.125	09/15/18	1,469,535
4,000,000		Scientific Games International, Inc	6.250	09/01/20	2,530,000
14,500,000	g	Scientific Games International, Inc	7.000	01/01/22	14,572,500
16,000,000		Scientific Games International, Inc	10.000	12/01/22	13,000,000
4,800,000	g	Six Flags Entertainment Corp	4.875	07/31/24	4,740,000
4,665,000		Speedway Motorsports, Inc	5.125	02/01/23	4,746,638
18,000,000	g	Wynn Las Vegas LLC	5.500	03/01/25	17,415,000
		TOTAL CONSUMER SERVICES			234,746,533

DIVERSIFIED FINANCIALS - 4.5%
5,950,000		AerCap Ireland Capital Ltd	5.000	10/01/21	6,188,000
6,500,000		AerCap Ireland Capital Ltd	4.625	07/01/22	6,656,520
4,750,000		Aircastle Ltd	5.000	04/01/23	4,826,950
5,000,000		Ally Financial, Inc	3.250	02/13/18	5,000,000
6,000,000		Ally Financial, Inc	4.750	09/10/18	6,120,000
5,000,000		Ally Financial, Inc	4.125	02/13/22	4,962,500
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,138,750
5,000,000		CIT Group, Inc	3.875	02/19/19	5,025,000
5,600,000	g,i	Credit Suisse Group AG.	6.250	12/30/49	5,270,037
7,500,000	g	Dana Financing Luxembourg Sarl	6.500	06/01/26	7,303,125
831,000		General Motors Acceptance Corp LLC	8.000	11/01/31	974,347
10,000,000		GMAC, Inc	8.000	11/01/31	11,575,000
11,425,000		Icahn Enterprises LP	5.875	02/01/22	10,739,500
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,618,800
3,600,000		International Lease Finance Corp	8.250	12/15/20	4,256,352
2,000,000		International Lease Finance Corp	4.625	04/15/21	2,060,000
5,000,000		International Lease Finance Corp	5.875	08/15/22	5,412,500
3,550,000	g	Lincoln Finance Ltd	7.375	04/15/21	3,674,250
11,325,000		Navient Corp	5.500	01/15/19	11,375,963
13,100,000		Navient Corp	4.875	06/17/19	12,641,500
8,000,000		Navient Corp	6.125	03/25/24	7,020,000
11,200,000		NewStar Financial, Inc	7.250	05/01/20	10,416,000
		TOTAL DIVERSIFIED FINANCIALS			143,255,094
191

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
ENERGY - 11.6%
$2,000,000		Ashland, Inc	6.875%	05/15/43	$2,000,000
1,034,000		California Resources Corp	5.000	01/15/20	545,435
2,183,000		California Resources Corp	5.500	09/15/21	1,102,415
19,760,000	g	California Resources Corp	8.000	12/15/22	14,029,600
4,151,000		California Resources Corp	6.000	11/15/24	2,033,990
9,460,000		Calumet Specialty Products Partners LP	6.500	04/15/21	6,763,900
4,585,000		Calumet Specialty Products Partners LP	7.625	01/15/22	3,243,887
10,500,000		Calumet Specialty Products Partners LP	7.750	04/15/23	7,428,750
1,400,000	g	Cheniere Corpus Christi Holdings LLC	7.000	06/30/24	1,437,632
12,950,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	5,725,325
7,800,000		Concho Resources, Inc	6.500	01/15/22	7,985,250
2,450,000		Concho Resources, Inc	5.500	04/01/23	2,456,125
4,000,000		Continental Resources, Inc	7.375	10/01/20	4,120,000
3,200,000		Continental Resources, Inc	7.125	04/01/21	3,304,000
6,500,000		Continental Resources, Inc	5.000	09/15/22	6,335,095
2,000,000		Crestwood Midstream Partners LP	6.125	03/01/22	1,836,760
4,945,000	g	Crestwood Midstream Partners LP	6.250	04/01/23	4,549,400
1,900,000		Denbury Resources, Inc	6.375	08/15/21	1,311,000
4,750,000		Denbury Resources, Inc	5.500	05/01/22	3,206,250
8,750,000		Dynegy, Inc	6.750	11/01/19	8,771,875
5,000,000		Dynegy, Inc	7.375	11/01/22	4,825,000
5,000,000		Dynegy, Inc	7.625	11/01/24	4,793,750
11,000,000		EP Energy LLC	9.375	05/01/20	7,782,500
6,030,000		EP Energy LLC	7.750	09/01/22	3,678,300
8,400,000		EP Energy LLC	6.375	06/15/23	5,040,000
14,900,000		Exterran Partners LP	6.000	04/01/21	13,335,500
7,500,000		Exterran Partners LP	6.000	10/01/22	6,637,500
2,500,000		Murphy Oil USA, Inc	6.000	08/15/23	2,587,500
3,000,000		Newfield Exploration Co	5.750	01/30/22	3,037,500
3,600,000		Newfield Exploration Co	5.375	01/01/26	3,501,000
11,900,000		Oasis Petroleum, Inc	6.875	03/15/22	11,007,500
1,845,000		Oasis Petroleum, Inc	6.875	01/15/23	1,678,950
4,800,000	n	Peabody Energy Corp	6.000	11/15/18	621,000
5,500,000	n	Peabody Energy Corp	6.500	09/15/20	728,750
9,500,000	n	Peabody Energy Corp	6.250	11/15/21	1,258,750
4,750,000	g,n	Peabody Energy Corp	10.000	03/15/22	629,375
3,000,000	n	Peabody Energy Corp	4.750	12/15/41	15,000
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,391,838
2,562,000		Precision Drilling Corp	5.250	11/15/24	2,049,600
11,391,000		Precision Drilling Trust	6.625	11/15/20	10,422,765
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,408,350
22,825,000		Range Resources Corp	5.750	06/01/21	22,311,437
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,199,224
3,923,000		Regency Energy Partners LP	5.875	03/01/22	4,166,100
10,835,000		Sabine Pass Liquefaction LLC	5.625	02/01/21	10,943,350
7,500,000		Sabine Pass Liquefaction LLC	5.625	04/15/23	7,528,125
1,000,000		Sabine Pass Liquefaction LLC	5.750	05/15/24	992,500
12,100,000		Sabine Pass Liquefaction LLC	5.625	03/01/25	12,054,625
5,445,000		Sabine Pass LNG LP	6.500	11/01/20	5,666,203
9,000,000		SM Energy Co	6.500	11/15/21	8,482,500
192

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,850,000		SM Energy Co	6.125%	11/15/22	$5,374,688
5,795,000		SM Energy Co	6.500	01/01/23	5,389,350
8,000,000	g	Sunoco LP	5.500	08/01/20	7,900,000
8,000,000	g	Sunoco LP	6.250	04/15/21	8,014,960
10,250,000	g	Sunoco LP	6.375	04/01/23	10,173,125
8,000,000		Targa Resources Partners LP	5.000	01/15/18	8,140,000
4,350,000		Tesoro Corp	5.375	10/01/22	4,437,000
4,800,000		Tesoro Logistics LP	5.500	10/15/19	5,016,000
2,000,000		Tesoro Logistics LP	5.875	10/01/20	2,050,000
2,450,000		Tesoro Logistics LP	6.125	10/15/21	2,535,750
2,000,000		Tesoro Logistics LP	6.250	10/15/22	2,085,000
2,450,000		Tesoro Logistics LP	6.375	05/01/24	2,566,375
3,800,000		Transocean, Inc	6.000	03/15/18	3,857,000
15,650,000		Transocean, Inc	8.125	12/15/21	13,224,250
1,900,000		Transocean, Inc	5.050	10/15/22	1,344,250
6,220,000		Transocean, Inc	6.800	03/15/38	4,058,550
5,650,000		Whiting Petroleum Corp	5.000	03/15/19	5,198,000
8,000,000		WPX Energy, Inc	7.500	08/01/20	7,984,960
6,750,000		WPX Energy, Inc	6.000	01/15/22	6,277,500
5,950,000		WPX Energy, Inc	8.250	08/01/23	5,964,875
		TOTAL ENERGY			369,552,814

FOOD & STAPLES RETAILING - 1.6%
8,500,000	g	Albertsons Cos LLC	6.625	06/15/24	8,776,250
30,685,000	g	Fresh Market, Inc	9.750	05/01/23	28,824,722
12,960,000		Ingles Markets, Inc	5.750	06/15/23	13,122,000
		TOTAL FOOD & STAPLES RETAILING			50,722,972

FOOD, BEVERAGE & TOBACCO - 1.0%
3,500,000		Constellation Brands, Inc	4.750	12/01/25	3,688,125
7,150,000	g	Post Holdings, Inc	6.750	12/01/21	7,561,125
13,335,000		Post Holdings, Inc	7.375	02/15/22	14,018,419
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,768,969
1,400,000	g	TreeHouse Foods, Inc	6.000	02/15/24	1,493,520
		TOTAL FOOD, BEVERAGE & TOBACCO			32,530,158

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
5,000,000		CHS/Community Health Systems	5.125	08/01/21	4,962,500
8,525,000		CHS/Community Health Systems	6.875	02/01/22	7,459,375
3,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	3,382,170
9,935,000	g	Greatbatch Ltd	9.125	11/01/23	9,897,744
575,000		HCA Holdings, Inc	6.250	02/15/21	616,687
10,000,000		HCA, Inc	6.500	02/15/20	11,087,500
13,600,000		HCA, Inc	7.500	02/15/22	15,463,200
1,800,000		HCA, Inc	5.875	03/15/22	1,957,500
13,350,000		HCA, Inc	5.375	02/01/25	13,683,750
19,250,000		HCA, Inc	5.875	02/15/26	19,971,875
900,000		HCA, Inc	7.500	11/06/33	957,937
7,125,000		HealthSouth Corp	5.125	03/15/23	6,982,500
4,625,000		HealthSouth Corp	5.750	11/01/24	4,643,500
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	9,177,000
7,000,000		Kinetic Concepts, Inc	12.500	11/01/19	6,615,000
1,000,000	g	Kinetic Concepts, Inc	7.875	02/15/21	1,063,120
193

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,075,000		LifePoint Health, Inc	5.875%	12/01/23	$6,318,000
3,425,000	g	LifePoint Health, Inc	5.375	05/01/24	3,433,563
3,325,000		LifePoint Hospitals, Inc	5.500	12/01/21	3,466,312
7,500,000		Tenet Healthcare Corp	6.750	02/01/20	7,406,250
4,450,000		Tenet Healthcare Corp	6.000	10/01/20	4,694,750
8,000,000		Tenet Healthcare Corp	8.125	04/01/22	8,198,400
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,410,938
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			152,849,571

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,536,000
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			4,536,000

INSURANCE - 0.3%
9,750,000	g	Onex USI Acquisition Corp	7.750	01/15/21	9,652,500
		TOTAL INSURANCE			9,652,500

MATERIALS - 8.2%
1,900,000		Alcoa, Inc	6.150	08/15/20	2,056,750
6,550,000		Alcoa, Inc	5.400	04/15/21	6,951,187
4,750,000		Alcoa, Inc	5.125	10/01/24	4,738,125
2,750,000		ArcelorMittal	6.250	08/05/20	2,887,500
4,750,000		ArcelorMittal	6.500	03/01/21	4,880,625
2,750,000		ArcelorMittal	7.250	02/25/22	2,894,375
3,700,000		ArcelorMittal	8.000	10/15/39	3,589,000
5,700,000		ArcelorMittal	7.750	03/01/41	5,429,250
3,500,000		Axiall Corp	4.875	05/15/23	3,596,250
3,700,000	g	Belden, Inc	5.500	09/01/22	3,727,750
4,750,000		Berry Plastics Corp	5.500	05/15/22	4,862,812
17,025,000		Berry Plastics Corp	6.000	10/15/22	17,599,594
1,900,000		Berry Plastics Corp	5.125	07/15/23	1,900,000
20,000,000	g	Blue Cube Spinco, Inc	9.750	10/15/23	23,150,000
11,400,000	g	Blue Cube Spinco, Inc	10.000	10/15/25	13,167,000
10,425,000	g	Cemex SAB de C.V.	7.750	04/16/26	10,946,250
2,000,000		Crown Americas LLC	4.500	01/15/23	2,040,000
4,500,000	g	CVR Partners LP	9.250	06/15/23	4,578,750
3,641,000		Eagle Spinco, Inc	4.625	02/15/21	3,727,474
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	14,400,000
13,700,000	g	Evolution Escrow Issuer LLC	7.500	03/15/22	9,864,000
900,000	g	FMG Resources August 2006 Pty Ltd	9.750	03/01/22	994,500
7,350,000	g	GCP Applied Technologies, Inc	9.500	02/01/23	8,213,625
10,450,000		Hexion US Finance Corp	8.875	02/01/18	9,065,375
15,460,000		Hexion US Finance Corp	6.625	04/15/20	12,929,198
13,200,000		Hexion US Finance Corp	9.000	11/15/20	8,712,000
1,250,000	g	Kaiser Aluminum Corp	5.875	05/15/24	1,284,375
11,250,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	11,817,225
1,650,000		PolyOne Corp	5.250	03/15/23	1,662,375
685,000	g	Sealed Air Corp	6.500	12/01/20	779,188
5,000,000	g	Standard Industries, Inc	5.125	02/15/21	5,137,500
9,500,000	g	Standard Industries, Inc	5.500	02/15/23	9,713,750
1,675,000		Steel Dynamics, Inc	5.125	10/01/21	1,710,594
650,000		Steel Dynamics, Inc	6.375	08/15/22	682,500
2,850,000	g	Teck Resources Ltd	8.000	06/01/21	2,935,500
194

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,650,000		Teck Resources Ltd	6.125%	10/01/35	$4,754,750
9,500,000		Teck Resources Ltd	6.250	07/15/41	6,745,000
13,940,000		Tronox Finance LLC	6.375	08/15/20	10,350,450
13,370,000	g	Univar, Inc	6.750	07/15/23	13,202,875
1,540,000	g	WR Grace & Co-Conn	5.625	10/01/24	1,578,500
		TOTAL MATERIALS			259,255,972

MEDIA - 8.9%
7,500,000		AMC Entertainment, Inc	5.875	02/15/22	7,537,500
5,000,000		AMC Entertainment, Inc	5.750	06/15/25	4,975,000
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,067,800
20,900,000		CCO Holdings LLC	5.750	01/15/24	21,995,160
20,000,000	g	CCO Holdings LLC	5.875	04/01/24	20,850,000
4,750,000	g	CCO Holdings LLC	5.375	05/01/25	4,821,250
4,075,000		Cinemark USA, Inc	4.875	06/01/23	4,024,062
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	857,750
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	12,474,165
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	1,934,625
6,550,000		DISH DBS Corp	5.875	07/15/22	6,369,875
4,030,000		DISH DBS Corp	5.000	03/15/23	3,667,300
7,200,000	g	DISH DBS Corp	7.750	07/01/26	7,434,000
12,275,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	12,612,562
1,400,000	g	Gannett Co, Inc	4.875	09/15/21	1,435,000
3,375,000	g	Gannett Co, Inc	5.500	09/15/24	3,476,250
11,400,000	g	Gray Television, Inc	5.875	07/15/26	11,485,500
675,000	g	Lynx I Corp	5.375	04/15/21	691,875
3,800,000	g	Lynx II Corp	6.375	04/15/23	3,800,000
14,250,000	g	Neptune Finco Corp	10.125	01/15/23	15,960,000
16,150,000	g	Neptune Finco Corp	10.875	10/15/25	18,491,750
11,875,000	g	Nielsen Finance LLC	5.000	04/15/22	12,112,500
17,000,000	g	Numericable Group S.A.	6.000	05/15/22	16,532,500
9,650,000	g	Numericable-SFR S.A.	7.375	05/01/26	9,541,437
850,000		Outfront Media Capital LLC	5.250	02/15/22	862,750
1,350,000		Outfront Media Capital LLC	5.625	02/15/24	1,390,500
5,650,000		Regal Entertainment Group	5.750	06/15/23	5,692,375
750,000		Regal Entertainment Group	5.750	02/01/25	738,750
8,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	8,694,000
8,100,000	g	Sirius XM Radio, Inc	5.375	07/15/26	7,978,500
5,138,000		Starz LLC	5.000	09/15/19	5,234,338
12,250,000	g	Time, Inc	5.750	04/15/22	11,515,000
6,896,000	g	Univision Communications, Inc	6.750	09/15/22	7,275,280
5,000,000	g	Univision Communications, Inc	5.125	05/15/23	4,962,500
15,050,000	g	Univision Communications, Inc	5.125	02/15/25	14,880,687
3,025,000	g	Virgin Media Finance plc	6.000	10/15/24	2,972,063
6,000,000	g	Virgin Media Secured Finance plc	5.250	01/15/26	5,812,500
		TOTAL MEDIA			283,157,104

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
2,577,000	g	Endo Finance LLC	7.750	01/15/22	2,390,167
2,375,000	g	Endo Finance LLC	5.875	01/15/23	2,060,312
6,700,000	g	Endo Finance LLC	6.000	02/01/25	5,812,250
6,875,000	g	Mallinckrodt International Finance S.A.	5.750	08/01/22	6,544,141
7,342,000		Mallinckrodt International Finance S.A.	4.750	04/15/23	5,983,730
195

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,750,000	g	Mallinckrodt International Finance S.A.	5.625%	10/15/23	$4,423,438
1,900,000	g	Mallinckrodt International Finance S.A.	5.500	04/15/25	1,695,028
4,080,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/18	3,925,450
4,500,000	g	Valeant Pharmaceuticals International, Inc	7.000	10/01/20	3,971,250
2,450,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	2,021,250
5,000,000	g	VRX Escrow Corp	5.875	05/15/23	4,037,500
6,250,000	g	VRX Escrow Corp	6.125	04/15/25	5,015,625
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,880,141

REAL ESTATE - 0.8%
6,300,000	g	Communications Sales & Leasing, Inc	6.000	04/15/23	6,410,250
3,800,000		Communications Sales & Leasing, Inc	8.250	10/15/23	3,847,500
2,975,000		Equinix, Inc	4.875	04/01/20	3,086,562
5,625,000		Equinix, Inc	5.375	01/01/22	5,807,813
7,350,000		Equinix, Inc	5.875	01/15/26	7,662,375
		TOTAL REAL ESTATE			26,814,500

RETAILING - 3.3%
20,800,000	g	Argos Merger Sub, Inc	7.125	03/15/23	21,398,000
9,475,000		Asbury Automotive Group, Inc	6.000	12/15/24	9,546,062
3,440,000	g	Family Tree Escrow LLC	5.750	03/01/23	3,655,000
13,500,000	g	Guitar Center, Inc	6.500	04/15/19	11,610,000
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,198,500
5,800,000	g	JC Penney Corp, Inc	5.875	07/01/23	5,843,500
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,271,600
6,650,000		L Brands, Inc	6.875	11/01/35	6,733,125
9,550,000		L Brands, Inc	6.750	07/01/36	9,543,984
19,570,000		Men’s Wearhouse, Inc	7.000	07/01/22	16,438,800
5,000,000		Penske Automotive Group, Inc	5.375	12/01/24	4,825,000
7,145,000		Penske Automotive Group, Inc	5.500	05/15/26	6,787,750
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,275,000
		TOTAL RETAILING			105,126,321

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
5,000,000		Micron Technology, Inc	5.500	02/01/25	4,250,000
4,500,000	g	Micron Technology, Inc	5.625	01/15/26	3,746,250
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			7,996,250

SOFTWARE & SERVICES - 2.8%
9,500,000	g	First Data Corp	7.000	12/01/23	9,642,500
4,500,000	g	First Data Corp	5.000	01/15/24	4,511,250
6,750,000	g	First Data Corp	5.750	01/15/24	6,690,937
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,035,000
4,750,000	g,o	Infor Software Parent LLC	7.125	05/01/21	4,227,500
825,000	g	Match Group, Inc	6.375	06/01/24	860,063
2,000,000	g	MSCI, Inc	5.750	08/15/25	2,075,000
6,350,000		NCR Corp	5.875	12/15/21	6,445,250
4,750,000		NCR Corp	6.375	12/15/23	4,845,000
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,097,500
5,000,000	g	Open Text Corp	5.625	01/15/23	5,062,500
9,600,000	g	Open Text Corp	5.875	06/01/26	9,648,000
3,900,000	g	Sabre GLBL, Inc	5.375	04/15/23	3,987,750
2,000,000	g	Sabre GLBL, Inc	5.250	11/15/23	2,035,000
196

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,000,000	g	Sixsigma Networks Mexico S.A. de C.V.	8.250%	11/07/21	$13,982,500
8,400,000		SS&C Technologies Holdings, Inc	5.875	07/15/23	8,547,000
		TOTAL SOFTWARE & SERVICES			87,692,750

TECHNOLOGY HARDWARE & EQUIPMENT - 2.9%
3,500,000	g	CommScope, Inc	5.000	06/15/21	3,575,250
23,700,000	g	CommScope, Inc	6.000	06/15/25	24,292,500
6,650,000	g	Diamond Finance Corp	5.875	06/15/21	6,815,485
4,750,000	g	Diamond Finance Corp	5.450	06/15/23	4,925,398
6,575,000	g	Diamond Finance Corp	7.125	06/15/24	6,869,179
4,750,000	g	Diamond Finance Corp	6.020	06/15/26	4,928,139
4,750,000	g	Diamond Finance Corp	8.350	07/15/46	5,118,125
8,000,000	g	NXP BV	4.625	06/15/22	8,120,000
8,075,000	g	NXP BV	4.625	06/01/23	8,216,313
4,750,000	g	NXP Funding LLC	5.750	02/15/21	4,934,063
9,500,000	g	Western Digital Corp	7.375	04/01/23	10,117,500
3,575,000		Zebra Technologies Corp	7.250	10/15/22	3,789,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			91,701,452

TELECOMMUNICATION SERVICES - 6.8%
9,500,000	g	Altice Financing S.A.	6.500	01/15/22	9,595,000
3,550,000	g	Altice Financing S.A.	6.625	02/15/23	3,485,638
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,070,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,082,500
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,087,862
4,375,000		CenturyLink, Inc	6.750	12/01/23	4,298,437
3,200,000		Citizens Communications Co	7.125	03/15/19	3,392,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,418,281
9,400,000		Frontier Communications Corp	8.500	04/15/20	9,975,750
14,095,000		Frontier Communications Corp	8.875	09/15/20	15,046,413
4,750,000		Frontier Communications Corp	10.500	09/15/22	5,026,094
3,225,000		Frontier Communications Corp	7.125	01/15/23	2,886,375
10,450,000		Frontier Communications Corp	11.000	09/15/25	10,854,938
3,800,000	g	Intelsat Jackson Holdings S.A.	8.000	02/15/24	3,743,000
8,257,000		Sprint Capital Corp	6.875	11/15/28	6,481,745
8,525,000		Sprint Capital Corp	8.750	03/15/32	7,288,875
2,825,000		Sprint Corp	7.250	09/15/21	2,408,313
6,900,000		Sprint Corp	7.875	09/15/23	5,640,750
1,900,000		Sprint Corp	7.625	02/15/25	1,503,375
11,400,000	g	Sprint Nextel Corp	7.000	03/01/20	11,935,686
9,300,000	g	Telecom Italia S.p.A	5.303	05/30/24	9,276,750
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	12,735,937
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,981,563
15,600,000		T-Mobile USA, Inc	6.731	04/28/22	16,404,180
525,000		T-Mobile USA, Inc	6.836	04/28/23	554,531
8,100,000		T-Mobile USA, Inc	6.500	01/15/24	8,525,250
8,865,000		T-Mobile USA, Inc	6.000	04/15/24	9,219,600
6,950,000		T-Mobile USA, Inc	6.375	03/01/25	7,262,750
4,550,000	g	Wind Acquisition Finance S.A.	4.750	07/15/20	4,459,000
9,500,000	g	Wind Acquisition Finance S.A.	7.375	04/23/21	9,096,250
14,250,000		Windstream Corp	7.750	10/01/21	13,430,625
2,000,000		Windstream Corp	7.500	04/01/23	1,785,000
		TOTAL TELECOMMUNICATION SERVICES			218,952,468
197

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TRANSPORTATION - 2.9%
$12,050,000	g	American Airlines Group, Inc	4.625%	03/01/20	$11,507,750
7,750,000	g	Bombardier, Inc	7.500	03/15/18	7,963,125
10,150,000	g	Bombardier, Inc	5.500	09/15/18	10,048,500
8,000,000	g	Bombardier, Inc	7.750	03/15/20	7,860,000
4,500,000	g	Bombardier, Inc	6.000	10/15/22	3,870,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	6,690,375
14,800,000	g	Bombardier, Inc	7.500	03/15/25	12,802,000
2,525,000		Bristow Group, Inc	6.250	10/15/22	1,906,375
17,920,000		Gulfmark Offshore, Inc	6.375	03/15/22	7,392,000
4,500,000		Hertz Corp	6.750	04/15/19	4,594,072
12,000,000	g	KLX, Inc	5.875	12/01/22	11,760,000
3,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	4,059,375
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,885,500
		TOTAL TRANSPORTATION			92,339,072

UTILITIES - 4.6%
11,145,000		AES Corp	7.375	07/01/21	12,565,987
2,000,000		AES Corp	5.500	04/15/25	2,005,000
14,000,000		AmeriGas Finance LLC	7.000	05/20/22	14,778,680
5,925,000		AmeriGas Partners LP	5.625	05/20/24	5,969,438
8,875,000		AmeriGas Partners LP	5.875	08/20/26	8,897,188
8,522,000	g	Calpine Corp	7.875	01/15/23	8,990,710
11,400,000	g	Calpine Corp	5.250	06/01/26	11,371,500
13,873,000		Ferrellgas Partners LP	8.625	06/15/20	13,873,000
8,480,000		Ferrellgas Partners LP	6.500	05/01/21	7,780,400
7,500,000		Ferrellgas Partners LP	6.750	01/15/22	6,825,000
7,500,000	h	Ferrellgas Partners LP	6.750	06/15/23	6,581,250
14,250,000		NGL Energy Partners LP	5.125	07/15/19	12,967,500
1,610,000		NRG Energy, Inc	8.250	09/01/20	1,658,300
3,875,000		NRG Energy, Inc	7.875	05/15/21	4,010,625
5,000,000		NRG Energy, Inc	6.250	07/15/22	4,887,500
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,648,750
7,000,000		NRG Energy, Inc	6.250	05/01/24	6,663,160
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,453,753
10,200,000		Suburban Propane Partners LP	5.750	03/01/25	10,021,500
		TOTAL UTILITIES			147,949,241

		TOTAL CORPORATE BONDS			2,665,953,681
		(Cost $2,771,300,767)

		TOTAL BONDS			2,665,953,681
		(Cost $2,771,300,767)

SHORT-TERM INVESTMENTS - 5.5%
GOVERNMENT AGENCY DEBT - 3.1%
19,500,000		Federal Home Loan Bank (FHLB)	0.215	07/06/16	19,499,532
50,000,000		FHLB	0.150	07/08/16	49,998,350
3,150,000		FHLB	0.240	07/21/16	3,149,704
27,350,000		FHLB	0.340	07/22/16	27,347,292
		TOTAL GOVERNMENT AGENCY DEBT			99,994,878
198

TIAA-CREF FUNDS - High-Yield Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 2.4%
$22,300,000	United States Treasury Bill	0.180%	07/07/16	$22,299,644
14,300,000	United States Treasury Bill	0.215	07/14/16	14,299,342
38,000,000	United States Treasury Bill	0.235	08/11/16	37,990,994
	TOTAL TREASURY DEBT			74,589,980

	TOTAL SHORT-TERM INVESTMENTS			174,584,858
	(Cost $174,580,165)

	TOTAL INVESTMENTS - 98.3%			3,133,299,757
	(Cost $3,260,629,862)
	OTHER ASSETS & LIABILITIES, NET - 1.7%			54,845,968
	NET ASSETS - 100.0%			$3,188,145,725

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $1,183,009,384 or 37.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
n	In default
o	Payment in Kind Bond
199

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 96.1%

CORPORATE BONDS - 0.1%

DIVERSIFIED FINANCIALS - 0.1%
$2,887,279		HNA 2015 LLC	2.369%	09/18/27	$2,984,428
		TOTAL DIVERSIFIED FINANCIALS			2,984,428

		TOTAL CORPORATE BONDS			2,984,428
		(Cost $2,887,280)

GOVERNMENT BONDS - 96.0%

AGENCY SECURITIES - 0.8%
3,500,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	3,601,759
3,000,000		PEFCO	3.250	06/15/25	3,326,172
3,000,000		Ukraine Government AID Bonds	1.847	05/29/20	3,070,953
9,300,000		Montefiore Medical Center	2.895	04/20/32	9,629,573
		TOTAL AGENCY SECURITIES			19,628,457

MORTGAGE BACKED - 0.3%
6,799,000		Government National Mortgage Association (GNMA)	3.700	10/15/33	7,650,516
		TOTAL MORTGAGE BACKED			7,650,516

U.S. TREASURY SECURITIES - 94.9%
9,879,363	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	10,063,702
65,025,984	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	65,431,551
31,693,122	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	32,988,483
31,479,899	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	32,671,067
135,465,792	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	137,487,213
32,533,091	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,122,463
37,211,605	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	39,920,573
120,469,740	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/19	123,023,458
35,752,765	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,687,460
64,438,539	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	68,815,011
156,294,090	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	159,914,486
81,823,299	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	87,936,646
88,668,560	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	94,851,153
77,719,950	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	79,650,824
86,962,625	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	91,556,512
96,194,223	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	98,062,988
104,027,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	106,375,722
68,402,400	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	69,315,298
64,760,850	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	66,981,111
73,562,405	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/24	77,026,900
80,599,200	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/24	81,427,196
200

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$52,520,000	k	United States Treasury Inflation Indexed Bonds	0.250%	01/15/25	$53,337,211
71,519,425	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	85,413,575
86,754,220	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/25	89,355,719
40,271,200	k	United States Treasury Inflation Indexed Bonds	0.625	01/15/26	42,416,366
71,179,606	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	83,757,470
39,155,410	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	48,070,392
49,702,339	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	58,121,319
34,113,040	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	47,210,127
35,866,742	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	45,452,236
31,996,718	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	46,091,944
3,004,112	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	4,399,889
5,000,000		United States Treasury Note	1.000	12/31/17	5,031,835
5,040,000		United States Treasury Note	0.875	04/15/19	5,064,610
4,960,000		United States Treasury Note	0.875	05/15/19	4,984,220
10,000,000		United States Treasury Note	2.125	12/31/22	10,544,920
10,000,000		United States Treasury Note	1.625	02/15/26	10,118,750
		TOTAL U.S. TREASURY SECURITIES			2,235,680,400

		TOTAL GOVERNMENT BONDS			2,262,959,373
		(Cost $2,167,796,350)

		TOTAL BONDS			2,265,943,801
		(Cost $2,170,683,630)

SHORT-TERM INVESTMENTS - 3.6%
GOVERNMENT AGENCY DEBT - 1.5%
14,700,000		Federal Home Loan Bank (FHLB)	0.050	07/01/16	14,700,000
10,000,000		FHLB	0.150	07/08/16	9,999,670
10,000,000		FHLB	0.340	07/22/16	9,999,010
		TOTAL GOVERNMENT AGENCY DEBT			34,698,680

TREASURY DEBT - 2.1%
28,350,000		United States Treasury Bill	0.180	07/07/16	28,349,546
15,900,000		United States Treasury Bill	0.217	07/14/16	15,899,269
5,300,000		United States Treasury Bill	0.215	08/04/16	5,298,935
		TOTAL TREASURY DEBT			49,547,750

		TOTAL SHORT-TERM INVESTMENTS			84,246,430
		(Cost $84,244,555)

		TOTAL INVESTMENTS - 99.7%			2,350,190,231
		(Cost $2,254,928,185)
		OTHER ASSETS & LIABILITIES, NET - 0.3%			6,555,561
		NET ASSETS - 100.0%			$2,356,745,792

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
201

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 3.6%

CAPITAL GOODS - 0.1%
$1,757,452	i	TransDigm, Inc	3.750%	02/28/20	$1,739,596
		TOTAL CAPITAL GOODS			1,739,596

CONSUMER DURABLES & APPAREL - 0.0%
592,500	i	Hanesbrands, Inc	3.250	04/29/22	593,981
175,000	i	Samsonite IP Holdings Sarl	4.000	05/15/23	175,481
		TOTAL CONSUMER DURABLES & APPAREL			769,462

CONSUMER SERVICES - 0.5%
608,703	i	ARAMARK Corp	3.250	09/07/19	608,703
1,492,366	i	ARAMARK Corp	3.250	02/24/21	1,490,964
2,535,000	i	Hilton Worldwide	3.500	10/26/20	2,535,000
150,000	i	KFC Holding Co	2.750	06/02/23	150,000
1,146,392	i	La Quinta Intermediate Holdings LLC	3.750	04/14/21	1,119,166
1,135,333	i	Pinnacle Entertainment, Inc	3.750	04/28/23	1,131,791
425,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	425,531
		TOTAL CONSUMER SERVICES			7,461,155

DIVERSIFIED FINANCIALS - 0.1%
2,000,000	i	International Lease Finance Corp	3.500	03/06/21	1,996,500
498,726	i	TransUnion LLC	3.500	04/09/21	491,949
		TOTAL DIVERSIFIED FINANCIALS			2,488,449

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
887,031	i	Capsugel Holdings US, Inc	4.000	07/31/21	881,860
1,756,471	i	CHS/Community Health Systems	3.924	12/31/18	1,739,275
126,678	i	CHS/Community Health Systems	4.000	01/27/21	123,281
2,954,774	i	DaVita HealthCare Partners, Inc	3.500	06/24/21	2,958,467
1,969,620	i	HCA, Inc	3.381	05/01/18	1,970,073
757,595	i	HCA, Inc	3.704	03/17/23	759,489
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			8,432,445

MATERIALS - 0.1%
1,601,546	i	WR Grace & Co-Conn	2.750	02/03/21	1,591,824
		TOTAL MATERIALS			1,591,824

MEDIA - 0.6%
2,962,214	i	AMC Entertainment, Inc	4.000	12/15/22	2,960,110
2,662,500	i	CBS Outdoor Americas Capital LLC	3.000	02/01/21	2,652,516
1,995,000	i	CCO Safari III LLC	3.250	08/24/21	1,987,878
1,368,691	i	Nielsen Finance LLC	3.446	04/15/21	1,370,401
984,280	i	Univision Communications, Inc	4.000	03/01/20	977,951
290,053	i	Univision Communications, Inc	4.000	03/01/20	287,939
		TOTAL MEDIA			10,236,795
202

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
$332,621	i	Valeant Pharmaceuticals International, Inc	5.000%	04/01/22	$323,380
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			323,380

RETAILING - 0.5%
5,984,536	i	Avis Budget Car Rental LLC	3.250	03/15/22	5,987,050
997,481	i	PetSmart, Inc	4.250	03/11/22	992,374
		TOTAL RETAILING			6,979,424

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
2,568,563		Avago Technologies Cayman Finance Ltd	4.250	02/01/23	2,569,770
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,569,770

SOFTWARE & SERVICES - 0.2%
2,954,660	i	IMS Health, Inc	3.500	03/17/21	2,925,113
		TOTAL SOFTWARE & SERVICES			2,925,113

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,400,000	h,i	Abacus Innovations Corp	2.750	06/09/23	2,395,992
1,811,313	i	CommScope, Inc	3.750	12/29/22	1,810,190
1,969,697	i	GXS Group, Inc	3.250	01/16/21	1,970,189
2,947,007	i	NXP BV	3.250	01/10/20	2,941,938
53,320	i	NXP BV	3.750	12/07/20	53,387
987,500	i	Sensata Technologies BV	3.000	10/14/21	985,732
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			10,157,428

TRANSPORTATION - 0.1%
2,000,000	i	American Airlines, Inc	3.500	10/10/21	1,982,000
		TOTAL TRANSPORTATION			1,982,000

UTILITIES - 0.1%
990,000	i	Calpine Corp	3.500	05/27/22	978,447
		TOTAL UTILITIES			978,447

		TOTAL BANK LOAN OBLIGATIONS			58,635,288
		(Cost $58,737,939)

BONDS - 93.7%

CORPORATE BONDS - 37.9%

BANKS - 12.4%
3,400,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	3,548,240
1,000,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,031,700
788,000	g	Bank Nederlandse Gemeenten NV	1.375	09/27/17	793,334
3,000,000	g	Bank Nederlandse Gemeenten NV	1.250	10/29/18	3,018,594
2,675,000		Bank of America Corp	3.750	07/12/16	2,676,284
9,350,000		Bank of America Corp	2.000	01/11/18	9,414,244
10,000,000		Bank of America NA	1.650	03/26/18	10,059,980
5,000,000		Bank of America NA	1.750	06/05/18	5,033,345
203

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,000,000		Bank of Nova Scotia	2.125%	09/11/19	$5,129,590
18,000,000		Bank of Nova Scotia	1.875	04/26/21	18,143,622
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,007,684
5,000,000		BB&T Corp	1.350	10/01/17	5,012,770
2,500,000		BDO Unibank, Inc	4.500	02/16/17	2,537,500
3,835,000		Capital One Bank USA NA	1.150	11/21/16	3,837,313
1,500,000		Capital One Bank USA NA	1.650	02/05/18	1,501,263
6,750,000		Citigroup, Inc	1.300	11/15/16	6,752,977
7,000,000		Citigroup, Inc	1.800	02/05/18	7,030,863
2,000,000		Citigroup, Inc	1.700	04/27/18	2,003,206
3,000,000		Deutsche Bank AG	1.875	02/13/18	2,981,217
5,000,000	g	Dexia Credit Local S.A.	1.875	03/28/19	5,057,380
5,000,000	g	DNB Boligkreditt AS.	2.000	05/28/20	5,094,120
2,500,000		Fifth Third Bancorp	1.350	06/01/17	2,502,300
3,700,000		HSBC USA, Inc	1.625	01/16/18	3,693,407
5,000,000		Huntington National Bank	1.300	11/20/16	5,005,630
6,500,000		JPMorgan Chase & Co	1.700	03/01/18	6,536,198
3,500,000		KeyBank NA	2.350	03/08/19	3,575,246
2,000,000		PNC Bank NA	1.125	01/27/17	2,001,722
5,000,000		PNC Bank NA	1.500	02/23/18	5,035,365
3,800,000		PNC Bank NA	1.850	07/20/18	3,842,001
5,000,000		Royal Bank of Canada	2.000	12/10/18	5,092,865
10,000,000		Royal Bank of Canada	1.875	02/05/20	10,132,320
11,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	11,007,711
8,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	8,014,384
4,000,000		Sumitomo Mitsui Banking Corp	1.950	07/23/18	4,044,060
1,000,000		SunTrust Banks, Inc	1.350	02/15/17	1,001,202
2,000,000		SunTrust Banks, Inc	2.500	05/01/19	2,043,392
5,000,000		Toronto-Dominion Bank	1.625	03/13/18	5,046,625
1,500,000	g	Turkiye Garanti Bankasi AS.	4.750	10/17/19	1,542,810
1,500,000	g,h	Turkiye Halk Bankasi AS.	5.000	07/13/21	1,499,175
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	506,250
1,500,000	g	Turkiye Is Bankasi	5.500	04/21/19	1,563,558
1,000,000	g	Turkiye Is Bankasi	5.375	10/06/21	1,031,162
500,000		Union Bank NA	2.125	06/16/17	504,615
500,000		US Bancorp	1.650	05/15/17	502,398
5,000,000		US Bank NA	1.100	01/30/17	5,002,465
5,000,000		Wells Fargo Bank NA	1.650	01/22/18	5,042,545
3,000,000		Wells Fargo Bank NA	1.750	05/24/19	3,038,385
1,375,000	g	Zenith Bank plc	6.250	04/22/19	1,296,213
		TOTAL BANKS			201,769,230

CAPITAL GOODS - 1.2%
3,000,000		Caterpillar Financial Services Corp	1.250	08/18/17	3,008,496
475,000		Caterpillar, Inc	1.500	06/26/17	477,821
2,000,000		Eaton Corp	1.500	11/02/17	2,009,760
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,001,238
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,005,968
1,000,000		John Deere Capital Corp	1.400	03/15/17	1,003,816
3,200,000		John Deere Capital Corp	1.600	07/13/18	3,232,237
1,225,000	g	Molex Electronic Technologies LLC	2.878	04/15/20	1,219,794
1,025,000	g	Molex Electronic Technologies LLC	3.900	04/15/25	1,046,546
2,000,000		Pentair Finance S.A.	2.900	09/15/18	2,020,260
204

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	g	TSMC Global Ltd	1.625%	04/03/18	$2,002,674
500,000		United Technologies Corp	1.800	06/01/17	503,574
		TOTAL CAPITAL GOODS			19,532,184

COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
4,400,000		Air Lease Corp	2.125	01/15/18	4,378,000
3,000,000	g	Daimler Finance North America LLC	2.000	08/03/18	3,038,520
10,000,000	g	Daimler Finance North America LLC	1.500	07/05/19	9,985,100
5,000,000		Visa, Inc	1.200	12/14/17	5,031,050
1,000,000		Waste Management, Inc	2.600	09/01/16	1,002,280
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			23,434,950

CONSUMER DURABLES & APPAREL - 0.2%
2,025,000		Newell Rubbermaid, Inc	2.150	10/15/18	2,046,431
1,925,000		Newell Rubbermaid, Inc	2.600	03/29/19	1,975,399
		TOTAL CONSUMER DURABLES & APPAREL			4,021,830

CONSUMER SERVICES - 0.5%
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,006,623
2,500,000		Walt Disney Co	0.875	05/30/17	2,503,682
5,000,000		Walt Disney Co	1.650	01/08/19	5,096,965
		TOTAL CONSUMER SERVICES			8,607,270

DIVERSIFIED FINANCIALS - 6.6%
10,000,000		Ally Financial, Inc	3.500	07/18/16	10,000,000
500,000		American Express Centurion Bank	6.000	09/13/17	526,758
1,000,000		American Express Credit Corp	1.300	07/29/16	1,000,346
1,000,000		American Express Credit Corp	2.800	09/19/16	1,004,248
3,000,000		American Express Credit Corp	1.550	09/22/17	3,013,311
3,400,000		American Express Credit Corp	1.875	11/05/18	3,436,173
1,000,000	g	Bayer US Finance LLC	1.500	10/06/17	1,000,945
1,000,000		BNP Paribas S.A.	1.375	03/17/17	1,001,772
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,701,766
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,296,218
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	870,822
2,000,000		Ford Motor Credit Co LLC	1.684	09/08/17	2,004,428
2,000,000		Ford Motor Credit Co LLC	2.240	06/15/18	2,019,680
4,750,000		Ford Motor Credit Co LLC	2.551	10/05/18	4,837,804
2,750,000		General Motors Financial Co, Inc	2.625	07/10/17	2,775,448
1,000,000		General Motors Financial Co, Inc	2.400	04/10/18	1,007,856
10,000,000		General Motors Financial Co, Inc	2.400	05/09/19	10,011,980
2,000,000		Goldman Sachs Group, Inc	2.000	04/25/19	2,021,138
4,000,000		Goldman Sachs Group, Inc	2.550	10/23/19	4,092,620
1,125,000	g	Hyundai Capital America	2.400	10/30/18	1,140,713
1,175,000	g	Hyundai Capital America	2.000	07/01/19	1,182,256
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,024,400
3,000,000	g	ICICI Bank Ltd	3.500	03/18/20	3,073,809
300,000		International Lease Finance Corp	3.875	04/15/18	305,496
3,300,000		Morgan Stanley	1.875	01/05/18	3,318,982
8,000,000		Morgan Stanley	2.450	02/01/19	8,150,200
1,000,000		National Rural Utilities Cooperative Finance Corp	1.100	01/27/17	1,000,735
8,300,000	g	Nederlandse Waterschapsbank NV	1.875	03/13/19	8,482,949
1,000,000		Synchrony Financial	1.875	08/15/17	1,001,567
205

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$410,000		Toyota Motor Credit Corp	1.250%	10/05/17	$411,674
2,000,000		UBS AG.	1.375	08/14/17	2,001,688
11,000,000		Wells Fargo & Co	1.250	07/20/16	11,002,508
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,530,103
5,000,000		Wells Fargo & Co	1.400	09/08/17	5,017,535
		TOTAL DIVERSIFIED FINANCIALS			106,267,928

ENERGY - 2.7%
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,602,355
2,025,000		BP Capital Markets plc	1.676	05/03/19	2,041,243
1,284,000		Canadian Natural Resources Ltd	1.750	01/15/18	1,272,761
2,000,000		Chevron Corp	1.104	12/05/17	2,004,566
5,000,000		Chevron Corp	1.365	03/02/18	5,027,460
3,300,000		Ecopetrol S.A.	4.250	09/18/18	3,415,500
3,000,000		Enterprise Products Operating LLC	1.650	05/07/18	3,007,122
5,000,000		Exxon Mobil Corp	1.439	03/01/18	5,044,235
1,500,000	g	Pertamina PT	5.250	05/23/21	1,606,119
3,000,000		Petrobras Global Finance BV	4.875	03/17/20	2,812,500
600,000		Petrobras Global Finance BV	8.375	05/23/21	619,200
2,425,000		Petroleos Mexicanos	3.500	07/18/18	2,440,762
3,500,000	g	Petroleos Mexicanos	5.500	02/04/19	3,683,750
2,000,000	g	Petroleos Mexicanos	6.375	02/04/21	2,174,600
1,251,000		Petroleos Mexicanos	2.378	04/15/25	1,291,431
750,000		Statoil ASA	1.200	01/17/18	751,198
1,000,000		Tesoro Corp	4.250	10/01/17	1,022,500
750,000		Total Capital International S.A.	1.500	02/17/17	752,271
1,500,000		Vale Overseas Ltd	5.875	06/10/21	1,501,875
1,400,000	g	YPF S.A.	8.500	03/23/21	1,501,920
		TOTAL ENERGY			43,573,368

FOOD & STAPLES RETAILING - 0.6%
1,000,000		CVS Health Corp	1.200	12/05/16	1,001,588
2,875,000		SYSCO Corp	1.900	04/01/19	2,909,575
2,450,000		Walgreens Boots Alliance, Inc	1.750	11/17/17	2,467,507
2,925,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	2,947,540
		TOTAL FOOD & STAPLES RETAILING			9,326,210

FOOD, BEVERAGE & TOBACCO - 1.1%
2,000,000		Anheuser-Busch InBev Finance, Inc	1.125	01/27/17	2,001,764
5,000,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	5,084,780
600,000		Coca-Cola Co	1.800	09/01/16	601,103
2,000,000		Diageo Capital plc	1.125	04/29/18	2,001,930
675,000	g	HJ Heinz Co	2.000	07/02/18	684,220
1,650,000		JM Smucker Co	1.750	03/15/18	1,662,997
1,250,000		Mondelez International, Inc	2.250	02/01/19	1,277,256
2,050,000		PepsiCo, Inc	1.000	10/13/17	2,052,524
1,350,000		PepsiCo, Inc	1.500	02/22/19	1,368,961
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,008,294
		TOTAL FOOD, BEVERAGE & TOBACCO			17,743,829

HEALTH CARE EQUIPMENT & SERVICES - 1.3%
200,000		Becton Dickinson & Co	1.750	11/08/16	200,460
3,300,000		Becton Dickinson & Co	1.450	05/15/17	3,308,603
206

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		McKesson Corp	1.292%	03/10/17	$1,001,893
6,175,000		Medtronic, Inc	1.500	03/15/18	6,229,834
2,875,000		Stryker Corp	2.000	03/08/19	2,922,573
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,251,685
5,000,000		Zimmer Holdings, Inc	2.000	04/01/18	5,041,930
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			20,956,978

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,008,584
375,000		Ecolab, Inc	1.450	12/08/17	375,661
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,384,245

INSURANCE - 0.6%
750,000		Aetna, Inc	1.500	11/15/17	753,433
3,000,000		Aetna, Inc	1.900	06/07/19	3,039,315
400,000		Principal Financial Group, Inc	1.850	11/15/17	402,190
5,000,000		UnitedHealth Group, Inc	1.450	07/17/17	5,025,015
425,000		UnitedHealth Group, Inc	1.400	10/15/17	427,211
		TOTAL INSURANCE			9,647,164

MATERIALS - 1.1%
2,100,000	g	Cemex SAB de C.V.	5.875	03/25/19	2,163,000
300,000		Corning, Inc	1.450	11/15/17	299,845
2,375,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	2,544,732
5,000,000	g	Glencore Funding LLC	2.125	04/16/18	4,875,000
2,000,000		Kimberly-Clark Corp	1.400	02/15/19	2,025,500
5,000,000		Monsanto Co	1.150	06/30/17	4,996,200
1,500,000	g	Union Andina de Cementos SAA	5.875	10/30/21	1,520,250
		TOTAL MATERIALS			18,424,527

MEDIA - 0.1%
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	631,825
1,000,000		Viacom, Inc	3.500	04/01/17	1,014,223
		TOTAL MEDIA			1,646,048

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
1,200,000		AbbVie, Inc	1.750	11/06/17	1,207,103
4,800,000		AbbVie, Inc	1.800	05/14/18	4,833,859
3,400,000		Actavis Funding SCS	1.850	03/01/17	3,411,546
3,900,000		Actavis Funding SCS	2.350	03/12/18	3,953,153
450,000		Actavis Funding SCS	3.000	03/12/20	463,673
700,000		Actavis Funding SCS	3.800	03/15/25	728,350
1,000,000		Amgen, Inc	1.250	05/22/17	1,001,603
1,300,000		Celgene Corp	2.125	08/15/18	1,319,430
5,000,000		Johnson & Johnson	1.125	03/01/19	5,029,075
2,500,000	g	Mylan NV	3.000	12/15/18	2,559,508
1,375,000	g	Mylan NV	2.500	06/07/19	1,393,257
3,275,000		Perrigo Co plc	1.300	11/08/16	3,271,561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			29,172,118

REAL ESTATE - 0.2%
110,000		Developers Diversified Realty Corp	4.750	04/15/18	114,766
207

TIAA-CREF FUNDS - Short-Term Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE
	$1,329,000		ERP Operating LP	2.375%	07/01/19	$1,361,340
	1,000,000		Ventas Realty LP	1.250	04/17/17	1,000,284
			TOTAL REAL ESTATE			2,476,390

RETAILING - 0.0%
	800,000		JD.com, Inc	3.125	04/29/21	785,599
			TOTAL RETAILING			785,599

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	1,000,000	g	Semiconductor Manufacturing International Corp	4.125	10/07/19	1,037,841
			TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			1,037,841

SOFTWARE & SERVICES - 0.3%
	5,000,000		Fidelity National Information Services, Inc	2.850	10/15/18	5,131,435
			TOTAL SOFTWARE & SERVICES			5,131,435

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
	5,000,000		Amphenol Corp	1.550	09/15/17	5,001,555
	3,000,000		Apple, Inc	1.000	05/03/18	3,006,330
	2,225,000		Apple, Inc	1.700	02/22/19	2,264,774
	250,000		CC Holdings GS V LLC	2.381	12/15/17	253,248
	1,000,000		Cisco Systems, Inc	1.100	03/03/17	1,002,480
	1,500,000		Cisco Systems, Inc	1.650	06/15/18	1,519,503
	5,000,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	5,064,800
	400,000		L-3 Communications Corp	3.950	11/15/16	404,178
	4,950,000		L-3 Communications Corp	1.500	05/28/17	4,951,347
	475,000		Tyco Electronics Group S.A.	2.375	12/17/18	482,031
			TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			23,950,246

TELECOMMUNICATION SERVICES - 1.0%
	1,000,000		Alibaba Group Holding Ltd	2.500	11/28/19	1,011,690
	1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,002,934
	1,000,000	i	America Movil SAB de C.V.	1.656	09/12/16	1,000,250
MXN	19,730,000		America Movil SAB de C.V.	6.450	12/05/22	1,033,846
	$1,330,000		AT&T, Inc	1.400	12/01/17	1,332,148
	5,000,000		AT&T, Inc	2.300	03/11/19	5,107,320
	750,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	183,750
	5,000,000		Verizon Communications, Inc	1.350	06/09/17	5,013,205
			TOTAL TELECOMMUNICATION SERVICES			15,685,143

TRANSPORTATION - 0.2%
	2,245,000	g	Adani Ports & Special Economic Zone Ltd	3.500	07/29/20	2,233,144
			TOTAL TRANSPORTATION			2,233,144

UTILITIES - 3.0%
	775,000	g	Abu Dhabi National Energy Co PJSC	3.625	06/22/21	811,967
	2,000,000		AerCap Ireland Capital Ltd	2.750	05/15/17	2,010,798
	2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,156,224
	5,000,000		Berkshire Hathaway Energy Co	1.100	05/15/17	5,011,075
	2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,001,386
	700,000	g	Diamond Finance Corp	3.480	06/01/19	717,087
	2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,997,314
208

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Duke Energy Corp	2.100%	06/15/18	$1,008,865
2,000,000	g	Electricite de France	1.150	01/20/17	1,999,998
1,200,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,189,800
1,325,000		Exelon Corp	1.550	06/09/17	1,327,305
1,000,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,019,034
1,000,000	g	GTH Finance BV	6.250	04/26/20	1,036,280
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	564,850
2,600,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,753,400
600,000		Kinder Morgan, Inc	2.000	12/01/17	596,799
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,537,212
1,000,000	g	Korea Hydro & Nuclear Power Co Ltd	2.375	10/28/19	1,017,047
4,225,000		Northeast Utilities	1.600	01/15/18	4,250,371
1,500,000		Northeast Utilities	1.450	05/01/18	1,502,091
1,375,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	1,496,028
2,000,000		Sempra Energy	2.300	04/01/17	2,016,570
2,000,000		Southern Co	1.850	07/01/19	2,025,302
2,825,000		Southern Power Co	1.850	12/01/17	2,849,775
4,750,000	g,h	Tax Ease Funding 2016- LLC	3.131	06/15/28	4,749,953
1,625,000		WEC Energy Group, Inc	1.650	06/15/18	1,639,357
		TOTAL UTILITIES			49,285,888

		TOTAL CORPORATE BONDS			616,093,565
		(Cost $610,816,815)

GOVERNMENT BONDS - 27.3%

AGENCY SECURITIES - 3.5%
5,000,000		Federal Home Loan Bank (FHLB)	0.625	12/28/16	5,003,645
14,000,000		FHLB	0.875	05/24/17	14,036,680
7,345,000	g	Hospital for Special Surgery	3.500	01/01/23	7,765,722
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,026,124
2,000,000		PEFCO	2.250	03/15/20	2,074,496
3,000,000		PEFCO	2.300	09/15/20	3,087,222
6,000,000		Ukraine Government AID Bonds	1.847	05/29/20	6,141,906
11,910,000		Montefiore Medical Center	2.152	10/20/26	12,192,517
		TOTAL AGENCY SECURITIES			56,328,312

FOREIGN GOVERNMENT BONDS - 6.7%
1,500,000	g	Abu Dhabi Government International Bond	2.125	05/03/21	1,517,175
2,725,000	g	Argentine Republic Government International Bond	6.875	04/22/21	2,908,937
1,250,000		Brazilian Government International Bond	4.875	01/22/21	1,316,875
1,000,000	g	Caisse d’Amortissement de la Dette Sociale	1.500	01/28/19	1,009,338
1,500,000		Colombia Government International Bond	4.375	07/12/21	1,612,500
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,013,281
500,000	g	Dominican Republic International Bond	7.500	05/06/21	555,500
2,125,000		Export-Import Bank of Korea	1.750	02/27/18	2,133,944
2,100,000		FMS Wertmanagement AoeR	1.125	09/05/17	2,109,181
500,000		Hungary Government International Bond	4.125	02/19/18	515,940
20,000,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	20,000,000
100,000		Italian Republic	5.250	09/20/16	100,817
1,500,000		Japan Bank for International Cooperation	1.875	04/20/21	1,525,235
3,000,000	g	Japan Finance Organization for Municipalities	2.125	02/12/21	3,034,983
15,000,000		KFW	1.875	11/30/20	15,442,545
209

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,700,000	g	Kommunalbanken AS.	1.625%	01/15/20	$1,700,930
3,750,000	g	Kommunalbanken AS.	1.625	02/10/21	3,797,168
2,500,000	g	Kommuninvest I Sverige AB	1.000	01/29/18	2,505,233
1,000,000	g	Kommuninvest I Sverige AB	2.000	11/12/19	1,027,314
2,000,000		Korea Development Bank	1.500	01/22/18	2,003,622
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	414,500
410,000	g	Korea Housing Finance Corp	1.625	09/15/18	410,509
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,299,450
1,000,000		Mexico Government International Bond	5.625	01/15/17	1,024,500
1,000,000	g	Morocco Government International Bond	4.250	12/11/22	1,047,414
8,500,000		Province of Manitoba Canada	2.125	06/22/26	8,454,584
3,000,000		Province of Quebec Canada	2.500	04/20/26	3,088,566
2,000,000	g	Qatar Government International Bond	2.375	06/02/21	2,021,600
731,250		Republic of Angola Via Northern Lights III BV	7.000	08/16/19	736,734
500,000		Republic of Hungary	6.250	01/29/20	554,476
350,000	g	Republic of Serbia	5.250	11/21/17	361,827
1,000,000		Republic of Turkey	7.500	07/14/17	1,058,860
625,000	g	Slovenia Government International Bond	4.125	02/18/19	657,138
2,500,000		South Africa Government International Bond	5.500	03/09/20	2,700,000
2,500,000	g	Spain Government International Bond	4.000	03/06/18	2,596,525
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,535,321
6,500,000		Svensk Exportkredit AB	1.750	03/10/21	6,624,059
1,000,000		Turkey Government International Bond	7.000	09/26/16	1,012,986
		TOTAL FOREIGN GOVERNMENT BONDS			108,429,567

MORTGAGE BACKED - 0.6%
5,511		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	5,635
1,153,194		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,156,398
1,867,377		FNMA	2.690	10/01/17	1,893,803
1,993,608		FNMA	3.000	11/01/24	2,094,560
1,735,699		Government National Mortgage Association (GNMA)	2.300	10/15/19	1,736,832
818,452		GNMA	2.176	05/16/39	828,423
1,103,079		GNMA	2.120	05/16/40	1,113,436
1,659,270	i	JP Morgan Alternative Loan Trust	1.093	01/25/36	1,526,793
		TOTAL MORTGAGE BACKED			10,355,880

MUNICIPAL BONDS - 0.7%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,000,000
5,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	5,131,900
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	500,000
		TOTAL MUNICIPAL BONDS			10,631,900

U.S. TREASURY SECURITIES - 15.8%
30,135,135	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/20	30,833,185
16,403,700	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	17,547,481
2,523,375	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/21	2,586,066
5,515,000		United States Treasury Note	0.625	08/15/16	5,517,620
15,000,000		United States Treasury Note	0.625	12/31/16	15,016,005
31,455,000		United States Treasury Note	0.625	02/15/17	31,490,324
2,142,000		United States Treasury Note	0.500	02/28/17	2,142,838
2,520,000		United States Treasury Note	0.500	03/31/17	2,520,370
2,900,000		United States Treasury Note	0.625	06/30/17	2,903,059
7,000,000		United States Treasury Note	0.625	08/31/17	7,006,839
210

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$85,000		United States Treasury Note	0.750%	10/31/17	$85,216
1,140,000		United States Treasury Note	0.875	11/30/17	1,144,810
7,550,000		United States Treasury Note	1.000	12/15/17	7,597,187
4,070,000		United States Treasury Note	0.750	01/31/18	4,081,286
600		United States Treasury Note	0.875	01/31/18	603
3,200,000		United States Treasury Note	0.875	03/31/18	3,215,875
2,425,000		United States Treasury Note	0.875	05/31/18	2,438,357
5,000,000		United States Treasury Note	1.375	09/30/18	5,083,010
643,000		United States Treasury Note	0.875	05/15/19	646,140
35,000,000		United States Treasury Note	0.875	06/15/19	35,173,635
100		United States Treasury Note	1.250	03/31/21	101
36,920,000		United States Treasury Note	1.375	05/31/21	37,593,494
40,000,000		United States Treasury Note	1.125	06/30/21	40,203,120
2,475,000		United States Treasury Note	1.625	05/15/26	2,506,710
		TOTAL U.S. TREASURY SECURITIES			257,333,331

		TOTAL GOVERNMENT BONDS			443,078,990
		(Cost $438,892,343)

STRUCTURED ASSETS - 28.5%

ASSET BACKED - 8.0%
211,719	i	Aames Mortgage Trust	7.396	06/25/32	202,341
		Series - 2002 1 (Class A3) (Step Bond)
227,966	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	225,352
		Series - 2005 HE5 (Class M2)
1,000,000	g	AESOP Funding II	3.270	02/20/18	1,007,647
		Series - 2011 5A (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	1,003,153
		Series - 2012 5 (Class A)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,852,363	i	Asset Backed Securities Corp Home Equity Loan Trust	1.183	03/25/35	2,745,992
		Series - 2005 HE1 (Class M1)
2,500,000	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	2,501,055
		Series - 2011 3A (Class C)
2,686,150	i	Bear Stearns ALT-A Trust	1.053	06/25/34	2,548,028
		Series - 2004 4 (Class A1)
240,081		California Republic Auto Receivables Trust	0.880	12/15/17	240,051
		Series - 2015 1 (Class A2)
2,639,443		Capital Auto Receivables Asset Trust	1.290	04/20/18	2,639,631
		Series - 2013 1 (Class B)
1,057,219	g	Capital Automotive REIT	5.610	11/15/39	1,068,848
		Series - 2011 1A (Class A)
4,750,000		CarMax Auto Owner Trust	2.080	03/15/18	4,751,316
		Series - 2012 2 (Class C)
3,467,395	i,m	CCR, Inc	0.890	07/10/17	3,442,642
		Series - 2010 CX (Class C)
13,564		Centex Home Equity	5.540	01/25/32	13,531
		Series - 2002 A (Class AF6)
121,162	i	Centex Home Equity	1.098	03/25/34	111,651
		Series - 2004 B (Class M1)
263,636	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/26/35	233,093
		Series - 2004 2 (Class 1M2)
211

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,774,605	i	Connecticut Avenue Securities	1.403%	05/25/24	$5,735,163
		Series - 2014 C02 (Class 1M1)
3,451,302	i	Connecticut Avenue Securities	1.953	02/25/25	3,453,510
		Series - 2015 C01 (Class 1M1)
8,079,660	i	Connecticut Avenue Securities	2.053	04/25/28	8,067,487
		Series - 2015 C04 (Class 1M1)
9,791,032	i	Connecticut Avenue Securities	2.403	08/25/28	9,869,140
		Series - 2016 C01 (Class 1M1)
7,597,764	i	Countrywide Asset-Backed Certificates	1.007	06/25/35	7,522,800
		Series - 2004 14 (Class M2)
2,765,000	g	DB Master Finance LLC	3.262	02/20/45	2,790,715
		Series - 2015 1A (Class A2I)
1,770,375	g	Domino’s Pizza Master Issuer LLC	5.216	01/25/42	1,822,070
		Series - 2012 1A (Class A2)
3,443,525		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	3,468,926
		Series - 2011 A (Class A1)
3,000,000		Ford Credit Auto Owner Trust	1.540	03/15/19	3,007,503
		Series - 2013 D (Class B)
9,250,000	g	Ford Credit Auto Owner Trust	2.510	04/15/26	9,337,143
		Series - 2014 2 (Class B)
1,000,000		Ford Credit Floorplan Master Owner Trust	2.140	09/15/19	1,002,148
		Series - 2012 5 (Class C)
2,333,333	g	Hertz Vehicle Financing LLC	1.120	08/25/17	2,332,701
		Series - 2013 1A (Class A1)
3,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	3,572,259
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,011,283
		Series - 2011 1A (Class B2)
4,000,000		Hyundai Auto Receivables Trust	2.010	06/15/21	4,017,909
		Series - 2015 B (Class B)
539,951	i	Lehman XS Trust	0.703	02/25/36	510,057
		Series - 2006 1 (Class 1A1)
2,404,115	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.398	09/25/34	2,407,299
		Series - 2004 WHQ1 (Class M1)
1,069,011	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.233	01/25/36	1,063,533
		Series - 2005 WCH1 (Class M2)
2,251,063	i	People’s Choice Home Loan Securities Trust	1.097	10/25/34	2,223,170
		Series - 2004 2 (Class M1)
6,000,000	i	RAMP	1.218	06/25/35	5,893,374
		Series - 2005 RS6 (Class M2)
2,985,441	i	RAMP	0.853	11/25/35	2,963,919
		Series - 2005 RZ4 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	519,517
		Series - 2006 HI1 (Class M2) (Step Bond)
271,686	i	Saxon Asset Securities Trust	6.120	11/25/30	292,161
		Series - 2002 2 (Class AF6) (Step Bond)
43,029	i	Securitized Asset Backed Receivables LLC	0.753	10/25/35	42,936
		Series - 2006 OP1 (Class A2C)
727,140	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	729,031
		Series - 2012 1A (Class A)
212

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$508,596	g	Sierra Timeshare Receivables Funding LLC	2.380%	03/20/29	$508,999
		Series - 2012 2A (Class A)
538,741	g	Sierra Timeshare Receivables Funding LLC	2.660	08/20/29	538,449
		Series - 2012 3A (Class B)
3,859,667	g	Sierra Timeshare Receivables Funding LLC	2.420	03/20/30	3,841,640
		Series - 2014 1A (Class B)
1,376,287	g	SLM Student Loan Trust	3.480	10/15/30	1,402,735
		Series - 2012 B (Class A2)
2,307,598	g	SpringCastle America Funding LLC	2.700	05/25/23	2,315,469
		Series - 2014 AA (Class A)
5,000,000	g	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes	2.620	01/15/47	5,007,638
		Series - 2015 T2 (Class AT2)
193,447	i	Structured Asset Investment Loan Trust	1.513	11/25/34	192,020
		Series - 2004 10 (Class A9)
1,894,279	i	Structured Asset Securities Corp Mortgage Loan Trust	0.481	02/25/36	1,889,094
		Series - 2006 WF1 (Class A5)
444,147	g,i	Structured Asset Securities Corp Mortgage Loan Trust	0.673	10/25/36	441,747
		Series - 2006 GEL4 (Class A2)
5,000,000	g	Taco Bell Funding LLC	3.832	05/25/46	5,061,000
		Series - 2016 1A (Class A2I)
2,977,500	g	Wendys Funding LLC	3.371	06/15/45	2,993,876
		Series - 2015 1A (Class A2I)
		TOTAL ASSET BACKED			130,582,753

OTHER MORTGAGE BACKED - 20.5%
2,287,010	i	American Home Mortgage Investment Trust	1.053	02/25/45	2,257,998
		Series - 2004 4 (Class 3A)
700,191	i	Banc of America Commercial Mortgage Trust	5.954	05/10/45	699,659
		Series - 2006 2 (Class AJ)
10,000,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	10,081,769
		Series - 2006 6 (Class AM)
8,750,000	g	Banc of America Commercial Mortgage Trust	5.416	01/15/49	8,648,347
		Series - 2007 1 (Class AM)
5,000,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	4,944,195
		Series - 2007 1 (Class AMFX)
1,060,344	i	Banc of America Funding	0.848	02/20/35	1,005,430
		Series - 2005 A (Class 5A3)
13,335,000	g,i	Bear Stearns Commercial Mortgage Securities Trust	5.300	05/11/39	14,228,746
		Series - 2003 PWR2 (Class H)
3,717,007	i	CAS	2.453	10/25/28	3,742,826
		Series - 2016 C03 (Class 1M1)
3,950,000	i	CD Mortgage Trust	6.124	11/15/44	4,061,058
		Series - 2007 CD5 (Class AJ)
339,872	i	Citigroup Commercial Mortgage Trust	5.713	12/10/49	342,565
		Series - 2007 C6 (Class ASB)
10,000,000	g,i	Citigroup Commercial Mortgage Trust	5.901	12/10/49	10,075,058
		Series - 2007 C6 (Class AMFX)
3,268,975	i	Citigroup Mortgage Loan Trust	1.010	10/25/34	3,269,498
		Series - 2004 OPT1 (Class M1)
5,942,354	g,i	Citigroup Mortgage Loan Trust	0.626	05/25/37	5,686,753
		Series - 2015 8 (Class 1A1)
4,979,326	i	COBALT CMBS Commercial Mortgage Trust	5.761	05/15/46	5,119,699
		Series - 2007 C3 (Class A1A)
213

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,670,000	i	COBALT CMBS Commercial Mortgage Trust	5.771%	05/15/46	$8,939,963
		Series - 2007 C3 (Class AM)
6,840,000	i	COBALT CMBS Commercial Mortgage Trust	5.526	04/15/47	6,993,585
		Series - 2007 C2 (Class AMFX)
54,693	i	Commercial Mortgage Trust	5.238	04/10/37	54,657
		Series - 2005 GG5 (Class AJ)
4,000,000	i	Commercial Mortgage Trust	5.796	12/10/49	4,037,969
		Series - 2007 C9 (Class B)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,068,927
		Series - 2007 GG11 (Class AM)
6,631,584	i	Connecticut Avenue Securities	2.603	09/25/28	6,710,180
		Series - 2016 C02 (Class 1M1)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	9,943,598
		Series - 2007 C4 (Class A1AJ)
9,676,585	i	Credit Suisse Commercial Mortgage Trust	0.676	01/15/49	9,452,422
		Series - 2007 C2 (Class AMFL)
10,000,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	10,024,644
		Series - 2007 C2 (Class AJ)
1,985,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.736	05/15/36	2,073,033
		Series - 2004 C2 (Class E)
8,639		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	8,636
		Series - 2005 C3 (Class AJ)
1,616,312	g	Credit Suisse First Boston Mortgage Securities Corp	6.000	05/17/40	1,668,911
		Series - 1998 C1 (Class F)
3,965,928		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	3,963,918
		Series - 2006 C4 (Class AM)
2,255,656	i	Deutsche Mortgage Securities, Inc Mortgage Loan Trust	5.440	07/25/34	2,291,774
		Series - 2004 5 (Class A5B) (Step Bond)
21	i	Greenpoint Mortgage Funding Trust	0.553	09/25/46	0
		Series - 2006 AR4 (Class A1A)
20	i	Greenpoint Mortgage Funding Trust	0.533	10/25/46	20
		Series - 0 AR5 (Class A1A)
769,922	i	GSR Mortgage Loan Trust	0.643	08/25/46	748,363
		Series - 2006 OA1 (Class 2A1)
902,674	i	Homestar Mortgage Acceptance Corp	0.903	10/25/34	888,177
		Series - 2004 5 (Class A1)
299,725	i	Impac CMB Trust	1.113	03/25/35	274,533
		Series - 2004 11 (Class 2A1)
7,134,644	g	JP Morgan Chase Commercial Mortgage Securities Trust	4.845	02/16/25	7,180,760
		Series - 2013 WT (Class B)
2,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.480	05/15/45	2,002,889
		Series - 2006 LDP8 (Class AJ)
7,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.520	05/15/45	6,991,104
		Series - 2006 LDP8 (Class B)
3,580,629		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	3,603,496
		Series - 2006 LDP9 (Class A1A)
6,200,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	6,427,479
		Series - 2007 LD12 (Class AM)
4,527,208		JPMBB Commercial Mortgage Securities Trust	1.898	12/15/48	4,590,633
		Series - 2015 C33 (Class A1)
10,691,000	g,i	LB-UBS Commercial Mortgage Trust	5.151	10/15/36	10,908,117
		Series - 2004 C7 (Class K)
214

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,190,000		LB-UBS Commercial Mortgage Trust	5.484%	02/15/40	$11,251,514
		Series - 2007 C1 (Class AJ)
5,697,691	g,i	LVII Resecuritization Trust	3.257	07/25/47	5,708,374
		Series - 2015 A (Class A)
1,983,231	g,i	ML-CFC Commercial Mortgage Trust	0.627	08/12/48	1,913,213
		Series - 2007 5 (Class AMFL)
6,600,000	i	Morgan Stanley Capital I Trust	5.389	11/12/41	6,543,727
		Series - 2006 HQ10 (Class AJ)
4,591,323	i	Morgan Stanley Capital I Trust	5.834	10/15/42	4,583,305
		Series - 2006 IQ11 (Class AJ)
910,836	i	Morgan Stanley Capital I Trust	0.617	02/12/44	893,232
		Series - 2007 HQ11 (Class AMFL)
270,224	i	Morgan Stanley Capital I Trust	5.793	07/12/44	270,201
		Series - 2006 HQ9 (Class AJ)
10,950,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	11,289,508
		Series - 2007 IQ15 (Class AM)
2,400,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,254,894
		Series - 2007 IQ15 (Class AJ)
2,250,000	i	Morgan Stanley Capital I Trust	6.281	12/12/49	2,358,133
		Series - 2007 IQ16 (Class AM)
371,746		Morgan Stanley Capital I Trust	4.770	07/15/56	371,561
		Series - 0 IQ9 (Class AJ)
1,250,000		Morgan Stanley Capital I Trust	5.000	07/15/56	1,277,448
		Series - 2005 IQ9 (Class D)
3,808,522	i	Structured Adjustable Rate Mortgage Loan Trust	0.823	07/25/34	3,648,952
		Series - 2004 9XS (Class A)
516,878	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	516,878
		Series - 2015 DN1 (Class M1)
13,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.853	01/25/25	13,105,319
		Series - 2015 DN1 (Class M2)
1,984,662	i	Structured Agency Credit Risk Debt Note (STACR)	1.503	03/25/25	1,986,290
		Series - 2015 HQ1 (Class M1)
10,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	03/25/25	10,041,082
		Series - 2015 HQ1 (Class M2)
7,742,207	i	Structured Agency Credit Risk Debt Note (STACR)	1.553	05/25/25	7,742,206
		Series - 2015 HQ2 (Class M1)
9,791,030	i	Structured Agency Credit Risk Debt Note (STACR)	1.803	04/25/28	9,808,641
		Series - 2015 DNA3 (Class M1)
5,618,092	i	Structured Agency Credit Risk Debt Note (STACR)	1.603	05/25/28	5,621,809
		Series - 2015 HQA2 (Class M1)
9,651,101	i	Structured Agency Credit Risk Debt Note (STACR)	1.903	07/25/28	9,682,993
		Series - 2016 DNA1 (Class M1)
2,950,623	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	10/25/28	2,950,622
		Series - 2016 DNA2 (Class M1)
3,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	1.546	12/25/28	3,000,923
		Series - 2016 DNA3 (Class M1)
8,735,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	8,886,017
		Series - 2007 C30 (Class AM)
796,981	i	Wachovia Bank Commercial Mortgage Trust	5.608	05/15/46	816,849
		Series - 2007 C34 (Class A1A)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,176,682
		Series - 2007 C34 (Class AM)
3,560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,637,691
		Series - 2007 C31 (Class AM)
215

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,635,000	g	Wachovia Bank Commercial Mortgage Trust	5.703%	06/15/49	$9,892,933
		Series - 2007 C32 (Class AMFX)
4,020,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	4,139,566
		Series - 2007 C33 (Class AM)
827,611		Wells Fargo Commercial Mortgage Trust	1.454	02/15/48	830,215
		Series - 2015 C26 (Class A1)
		TOTAL OTHER MORTGAGE BACKED			332,212,167

		TOTAL STRUCTURED ASSETS			462,794,920
		(Cost $465,818,742)

		TOTAL BONDS			1,521,967,475
		(Cost $1,515,527,900)

SHORT-TERM INVESTMENTS - 5.1%
GOVERNMENT AGENCY DEBT - 2.6%
8,600,000		Federal Home Loan Bank (FHLB)	0.050	07/01/16	8,600,000
8,050,000		FHLB	0.270	07/29/16	8,048,937
10,000,000		FHLB	0.150	07/08/16	9,999,670
14,700,000		FHLB	0.340	07/22/16	14,698,545
		TOTAL GOVERNMENT AGENCY DEBT			41,347,152

TREASURY DEBT - 2.5%
16,100,000		United States Treasury Bill	0.180	07/07/16	16,099,743
17,600,000		United States Treasury Bill	0.215	07/14/16	17,599,190
6,800,000		United States Treasury Bill	0.215	08/04/16	6,798,633
		TOTAL TREASURY DEBT			40,497,566

		TOTAL SHORT-TERM INVESTMENTS			81,844,718
		(Cost $81,841,871)

		TOTAL INVESTMENTS - 102.4%			1,662,447,481
		(Cost $1,656,107,710)
		OTHER ASSETS & LIABILITIES, NET - (2.4)%			(38,286,680)
		NET ASSETS - 100.0%			$1,624,160,801

Abbreviation(s):
MXN	Mexican Peso
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $313,515,921 or 19.3% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
216

TIAA-CREF FUNDS - Short-Term Bond Index Fund

TIAA-CREF FUNDS

SHORT-TERM BOND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 97.8%

CORPORATE BONDS - 27.6%

BANKS - 7.8%
$900,000	Bank of America Corp	1.700%	08/25/17	$903,382
250,000	Bank of America NA	2.050	12/07/18	253,581
200,000	Bank of Montreal	1.400	04/10/18	200,884
200,000	Bank of Nova Scotia	1.450	04/25/18	200,712
100,000	Bank of Nova Scotia	1.950	01/15/19	101,481
100,000	Bank of Nova Scotia	1.650	06/14/19	100,600
250,000	Branch Banking & Trust Co	1.450	05/10/19	251,002
250,000	Capital One NA	2.350	08/17/18	253,555
300,000	Citigroup, Inc	1.350	03/10/17	300,324
150,000	Citigroup, Inc	1.800	02/05/18	150,661
100,000	Citigroup, Inc	2.050	12/07/18	100,795
100,000	Citigroup, Inc	2.050	06/07/19	100,744
250,000	Citizens Bank NA	2.500	03/14/19	253,560
250,000	Commonwealth Bank of Australia	2.050	03/15/19	253,488
250,000	Deutsche Bank AG	1.875	02/13/18	248,435
100,000	Deutsche Bank AG	2.850	05/10/19	100,097
100,000	Discover Bank	2.600	11/13/18	101,504
150,000	Fifth Third Bancorp	2.300	03/15/19	152,950
100,000	HSBC USA, Inc	1.625	01/16/18	99,822
250,000	Huntington National Bank	2.200	11/06/18	253,061
250,000	Industrial & Commercial Bank of China Ltd	2.157	11/13/18	251,749
100,000	Intesa Sanpaolo S.p.A	3.875	01/16/18	102,600
600,000	JPMorgan Chase & Co	1.800	01/25/18	604,741
200,000	JPMorgan Chase & Co	1.700	03/01/18	201,114
200,000	JPMorgan Chase & Co	1.850	03/22/19	202,072
175,000	KeyBank NA	2.350	03/08/19	178,762
100,000	Lloyds Bank plc	2.000	08/17/18	99,888
200,000	Lloyds Bank plc	2.050	01/22/19	199,481
250,000	National Bank of Canada	2.100	12/14/18	253,324
250,000	PNC Bank NA	1.950	03/04/19	253,763
100,000	Royal Bank of Canada	1.500	06/07/18	100,522
200,000	Royal Bank of Canada	2.000	12/10/18	203,715
100,000	Royal Bank of Canada	1.625	04/15/19	100,895
100,000	Santander Holdings USA, Inc	2.700	05/24/19	100,248
100,000	Santander UK plc	2.000	08/24/18	100,149
100,000	Santander UK plc	2.500	03/14/19	101,029
200,000	Sumitomo Mitsui Banking Corp	1.800	07/18/17	201,124
100,000	Sumitomo Mitsui Banking Corp	2.050	01/18/19	100,929
250,000	Toronto-Dominion Bank	1.125	05/02/17	250,210
100,000	Toronto-Dominion Bank	1.950	01/22/19	101,514
250,000	US Bank NA	1.400	04/26/19	251,507
500,000	Wells Fargo Bank NA	1.650	01/22/18	504,255
217

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Wells Fargo Bank NA	1.750%	05/24/19	$253,199
250,000		Westpac Banking Corp	1.550	05/25/18	251,557
100,000		Westpac Banking Corp	1.950	11/23/18	101,322
100,000		Westpac Banking Corp	1.650	05/13/19	100,291
		TOTAL BANKS			9,550,598

CAPITAL GOODS - 1.2%
250,000		Caterpillar Financial Services Corp	1.250	08/18/17	250,708
200,000		Caterpillar Financial Services Corp	1.500	02/23/18	201,796
100,000		Caterpillar Financial Services Corp	1.350	05/18/19	100,463
200,000		Danaher Corp	1.650	09/15/18	203,093
100,000	g	Fortive Corp	1.800	06/15/19	100,641
200,000		John Deere Capital Corp	1.125	06/12/17	200,336
100,000		John Deere Capital Corp	1.750	08/10/18	101,443
100,000		John Deere Capital Corp	1.950	01/08/19	102,217
100,000		Lockheed Martin Corp	1.850	11/23/18	101,389
100,000		Pentair Finance S.A.	2.900	09/15/18	101,013
50,000		United Technologies Corp	5.375	12/15/17	53,222
		TOTAL CAPITAL GOODS			1,516,321

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
100,000		Air Lease Corp	2.625	09/04/18	99,979
100,000		eBay, Inc	2.500	03/09/18	101,825
100,000		S&P Global, Inc	2.500	08/15/18	102,060
200,000		Visa, Inc	1.200	12/14/17	201,242
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			505,106

CONSUMER DURABLES & APPAREL - 0.2%
100,000		Newell Rubbermaid, Inc	2.150	10/15/18	101,058
125,000		Newell Rubbermaid, Inc	2.600	03/29/19	128,273
		TOTAL CONSUMER DURABLES & APPAREL			229,331

CONSUMER SERVICES - 0.4%
100,000		McDonald’s Corp	5.350	03/01/18	106,939
100,000		McDonald’s Corp	2.100	12/07/18	102,337
100,000		Walt Disney Co	1.100	12/01/17	100,449
100,000		Walt Disney Co	1.500	09/17/18	101,525
100,000		Walt Disney Co	1.650	01/08/19	101,939
		TOTAL CONSUMER SERVICES			513,189

DIVERSIFIED FINANCIALS - 4.3%
100,000		American Express Co	1.550	05/22/18	100,495
300,000		American Express Credit Corp	1.550	09/22/17	301,331
75,000		American Express Credit Corp	1.875	11/05/18	75,798
200,000		American Honda Finance Corp	1.550	12/11/17	201,660
100,000		Bank of New York Mellon Corp	1.300	01/25/18	100,349
200,000		BNP Paribas S.A.	1.375	03/17/17	200,354
300,000		Credit Suisse	1.750	01/29/18	300,249
250,000		Ford Motor Credit Co LLC	1.684	09/08/17	250,553
150,000		Ford Motor Credit Co LLC	2.551	10/05/18	152,773
200,000		Ford Motor Credit Co LLC	2.943	01/08/19	205,830
200,000		Ford Motor Credit Co LLC	2.021	05/03/19	201,716
218

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$155,000		General Electric Capital Corp	1.250%	05/15/17	$155,420
300,000		General Electric Capital Corp	1.600	11/20/17	302,681
200,000		General Motors Financial Co, Inc	2.400	04/10/18	201,571
100,000		General Motors Financial Co, Inc	3.100	01/15/19	102,156
100,000		General Motors Financial Co, Inc	2.400	05/09/19	100,120
700,000		Goldman Sachs Group, Inc	2.375	01/22/18	709,576
100,000		Goldman Sachs Group, Inc	2.000	04/25/19	101,057
100,000		Morgan Stanley	2.125	04/25/18	101,047
100,000		Morgan Stanley	2.450	02/01/19	101,877
100,000		National Rural Utilities Cooperative Finance Corp	1.650	02/08/19	101,183
50,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	50,191
100,000		Oesterreichische Kontrollbank AG.	1.125	04/26/19	100,349
100,000		PACCAR Financial Corp	1.650	02/25/19	101,482
100,000		PACCAR Financial Corp	1.300	05/10/19	100,399
100,000		Synchrony Financial	2.600	01/15/19	101,061
50,000		Toyota Motor Credit Corp	1.750	05/22/17	50,391
200,000		Toyota Motor Credit Corp	1.250	10/05/17	200,817
100,000		Toyota Motor Credit Corp	1.200	04/06/18	100,392
100,000		Toyota Motor Credit Corp	1.700	02/19/19	101,278
100,000		Toyota Motor Credit Corp	1.400	05/20/19	100,667
250,000		UBS AG.	1.375	06/01/17	250,380
100,000		Wells Fargo & Co	1.500	01/16/18	100,560
		TOTAL DIVERSIFIED FINANCIALS			5,425,763

ENERGY - 2.5%
26,000		Anadarko Petroleum Corp	6.375	09/15/17	27,367
200,000		BP Capital Markets plc	1.375	05/10/18	200,295
100,000		BP Capital Markets plc	1.676	05/03/19	100,802
100,000		Chevron Corp	1.344	11/09/17	100,425
200,000		Chevron Corp	1.718	06/24/18	202,336
100,000		Chevron Corp	1.790	11/16/18	101,338
100,000		Chevron Corp	1.561	05/16/19	101,151
100,000		ConocoPhillips Co	1.050	12/15/17	99,384
100,000	g	Emera US Finance LP	2.150	06/15/19	101,152
200,000		Enterprise Products Operating LLC	1.650	05/07/18	200,475
100,000		Exxon Mobil Corp	1.439	03/01/18	100,885
100,000		Exxon Mobil Corp	1.708	03/01/19	101,625
100,000		Marathon Petroleum Corp	2.700	12/14/18	102,245
50,000		Nabors Industries, Inc	6.150	02/15/18	51,435
500,000		Pemex Project Funding Master Trust	5.750	03/01/18	522,830
75,000	g	Petroleos Mexicanos	5.500	02/04/19	78,938
200,000		Shell International Finance BV	1.125	08/21/17	200,607
100,000		Shell International Finance BV	1.250	11/10/17	100,275
100,000		Shell International Finance BV	1.625	11/10/18	101,014
100,000		Shell International Finance BV	1.375	05/10/19	100,295
150,000		Total Capital International S.A.	1.550	06/28/17	150,781
100,000		TransCanada PipeLines Ltd	1.625	11/09/17	100,241
100,000		TransCanada PipeLines Ltd	1.875	01/12/18	100,480
100,000		TransCanada PipeLines Ltd	3.125	01/15/19	103,278
		TOTAL ENERGY			3,149,654

FOOD & STAPLES RETAILING - 0.4%
200,000		CVS Health Corp	1.900	07/20/18	202,994
219

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Kroger Co	2.000%	01/15/19	$101,627
150,000		SYSCO Corp	1.900	04/01/19	151,804
100,000		Walgreens Boots Alliance, Inc	1.750	05/30/18	100,771
		TOTAL FOOD & STAPLES RETAILING			557,196

FOOD, BEVERAGE & TOBACCO - 1.6%
200,000		Anheuser-Busch InBev Finance, Inc	1.900	02/01/19	203,391
200,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	200,554
100,000		Coca-Cola Co	0.875	10/27/17	100,151
50,000		Coca-Cola Co	1.150	04/01/18	50,347
100,000		Coca-Cola Co	1.375	05/30/19	101,076
50,000		Diageo Capital plc	5.750	10/23/17	52,983
100,000		Hershey Co	1.600	08/21/18	101,614
200,000	g	HJ Heinz Co	1.600	06/30/17	200,650
100,000		Kraft Foods, Inc	6.500	08/11/17	105,631
100,000	h	Molson Coors Brewing Co	1.450	07/15/19	100,171
200,000		PepsiCo, Inc	1.250	08/13/17	200,922
50,000		PepsiCo, Inc	1.000	10/13/17	50,062
100,000		PepsiCo, Inc	1.500	02/22/19	101,405
200,000		Philip Morris International, Inc	5.650	05/16/18	217,265
100,000		Philip Morris International, Inc	1.375	02/25/19	100,778
100,000		Reynolds American, Inc	2.300	06/12/18	101,618
		TOTAL FOOD, BEVERAGE & TOBACCO			1,988,618

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
100,000		Becton Dickinson & Co	1.800	12/15/17	100,823
200,000		Express Scripts Holding Co	2.650	02/15/17	202,127
100,000		Medtronic, Inc	1.375	04/01/18	100,633
100,000		St. Jude Medical, Inc	2.000	09/15/18	101,143
100,000		Stryker Corp	2.000	03/08/19	101,655
100,000		Thermo Fisher Scientific, Inc	2.150	12/14/18	101,136
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			707,517

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
50,000		Ecolab, Inc	1.450	12/08/17	50,088
100,000		Ecolab, Inc	2.000	01/14/19	101,305
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			151,393

INSURANCE - 1.0%
100,000		Aetna, Inc	1.700	06/07/18	100,802
100,000		Aetna, Inc	1.900	06/07/19	101,310
250,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	252,076
100,000		Berkshire Hathaway Finance Corp	1.450	03/07/18	100,919
100,000		Berkshire Hathaway Finance Corp	1.700	03/15/19	101,634
100,000		Hartford Financial Services Group, Inc	5.375	03/15/17	102,847
37,000		ING US, Inc	2.900	02/15/18	37,692
100,000		MetLife, Inc	1.903	12/15/17	100,906
200,000		UnitedHealth Group, Inc	1.400	12/15/17	201,078
100,000		UnitedHealth Group, Inc	1.700	02/15/19	101,116
		TOTAL INSURANCE			1,200,380
220

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 0.4%
$50,000		BHP Billiton Finance USA Ltd	1.625%	02/24/17	$50,139
200,000		Kimberly-Clark Corp	6.125	08/01/17	211,260
100,000		Kimberly-Clark Corp	1.400	02/15/19	101,275
100,000		Rohm and Haas Co	6.000	09/15/17	105,322
		TOTAL MATERIALS			467,996

MEDIA - 0.3%
200,000		Comcast Corp	6.300	11/15/17	214,931
200,000		Time Warner Cable, Inc	5.850	05/01/17	207,037
		TOTAL MEDIA			421,968

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.5%
200,000		AbbVie, Inc	1.750	11/06/17	201,184
100,000		AbbVie, Inc	1.800	05/14/18	100,705
200,000		Actavis Funding SCS	2.350	03/12/18	202,726
200,000		Amgen, Inc	1.250	05/22/17	200,321
100,000		AstraZeneca plc	1.750	11/16/18	101,320
100,000		Gilead Sciences, Inc	1.850	09/04/18	101,773
200,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	217,036
200,000		Johnson & Johnson	5.550	08/15/17	210,672
100,000		Johnson & Johnson	1.125	03/01/19	100,581
100,000	g	Mylan NV	3.000	12/15/18	102,380
100,000	g	Mylan NV	2.500	06/07/19	101,328
100,000		Pfizer, Inc	1.200	06/01/18	100,497
50,000		Pfizer, Inc	1.500	06/15/18	50,499
100,000		Pfizer, Inc	1.450	06/03/19	100,829
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,891,851

REAL ESTATE - 0.2%
100,000		Health Care REIT, Inc	4.700	09/15/17	103,646
100,000		Simon Property Group LP	2.150	09/15/17	101,047
		TOTAL REAL ESTATE			204,693

RETAILING - 0.4%
100,000		AutoZone, Inc	1.625	04/21/19	100,520
100,000		Best Buy Co, Inc	5.000	08/01/18	105,312
100,000		Costco Wholesale Corp	5.500	03/15/17	103,267
100,000		Lowe’s Cos, Inc	1.150	04/15/19	100,153
100,000		Wal-Mart Stores, Inc	1.125	04/11/18	100,506
		TOTAL RETAILING			509,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
250,000		Intel Corp	1.350	12/15/17	251,485
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			251,485

SOFTWARE & SERVICES - 0.7%
100,000		Fidelity National Information Services, Inc	2.850	10/15/18	102,628
200,000		International Business Machines Corp	5.700	09/14/17	211,280
100,000		International Business Machines Corp	1.800	05/17/19	101,755
100,000		Juniper Networks, Inc	3.125	02/26/19	102,850
100,000		Microsoft Corp	1.300	11/03/18	101,052
50,000		Oracle Corp	1.200	10/15/17	50,178
221

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Oracle Corp	5.750%	04/15/18	$216,510
		TOTAL SOFTWARE & SERVICES			886,253

TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
100,000		Apple, Inc	1.300	02/23/18	100,680
200,000		Apple, Inc	1.000	05/03/18	200,422
200,000		Cisco Systems, Inc	1.650	06/15/18	202,600
100,000		Cisco Systems, Inc	1.600	02/28/19	101,505
200,000		EMC Corp	1.875	06/01/18	196,014
200,000		General Electric Co	5.250	12/06/17	212,034
100,000	g	Hewlett-Packard Enterprise Co	2.450	10/05/17	101,296
100,000	g	Hewlett-Packard Enterprise Co	2.850	10/05/18	102,396
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,216,947

TELECOMMUNICATION SERVICES - 0.7%
300,000		AT&T, Inc	1.400	12/01/17	300,485
100,000		AT&T, Inc	2.300	03/11/19	102,146
100,000		Telefonica Emisiones SAU	3.192	04/27/18	102,678
200,000		Verizon Communications, Inc	1.350	06/09/17	200,528
200,000		Vodafone Group plc	1.500	02/19/18	199,895
		TOTAL TELECOMMUNICATION SERVICES			905,732

TRANSPORTATION - 0.2%
150,000		Burlington Northern Santa Fe LLC	5.650	05/01/17	155,802
50,000		United Parcel Service, Inc	1.125	10/01/17	50,206
		TOTAL TRANSPORTATION			206,008

UTILITIES - 1.5%
100,000		American Electric Power Co, Inc	1.650	12/15/17	100,289
100,000		Black Hills Corp	2.500	01/11/19	102,086
100,000	g	Diamond Finance Corp	3.480	06/01/19	102,441
100,000		Dominion Resources, Inc	2.962	07/01/19	101,803
100,000		Duke Energy Corp	1.625	08/15/17	100,507
100,000		Exelon Corp	1.550	06/09/17	100,174
50,000		Georgia Power Co	5.700	06/01/17	52,042
100,000		Georgia Power Co	1.950	12/01/18	101,717
100,000		Kinder Morgan, Inc	2.000	12/01/17	99,467
200,000		MidAmerican Energy Holdings Co	5.750	04/01/18	215,497
200,000		NextEra Energy Capital Holdings, Inc	2.056	09/01/17	201,407
100,000		NextEra Energy Capital Holdings, Inc	2.300	04/01/19	101,939
100,000		Southern Co	1.550	07/01/18	100,654
100,000		Southern Co	1.850	07/01/19	101,265
100,000		Southern Power Co	1.850	12/01/17	100,877
50,000		Virginia Electric and Power Co	1.200	01/15/18	50,040
100,000		Wisconsin Public Service Corp	1.650	12/04/18	101,409
100,000		Xcel Energy, Inc	1.200	06/01/17	100,064
		TOTAL UTILITIES			1,933,678

		TOTAL CORPORATE BONDS			34,391,435
		(Cost $34,124,512)
222

TIAA-CREF FUNDS - Short-Term Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 70.2%

AGENCY SECURITIES - 6.9%
$750,000		Federal Farm Credit Bank (FFCB)	0.750%	04/18/18	$751,461
730,000		Federal Home Loan Bank (FHLB)	0.875	03/10/17	732,037
1,000,000		FHLB	2.250	09/08/17	1,018,727
500,000		FHLB	1.125	04/25/18	504,075
2,800,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	03/08/17	2,808,985
800,000	j	Federal National Mortgage Association (FNMA)	0.000	06/01/17	794,655
2,000,000		FNMA	0.875	08/28/17	2,006,592
		TOTAL AGENCY SECURITIES			8,616,532

FOREIGN GOVERNMENT BONDS - 7.7%
500,000		African Development Bank	0.875	05/15/17	500,970
100,000		African Development Bank	0.750	11/03/17	99,997
100,000		African Development Bank	1.625	10/02/18	101,766
400,000		Asian Development Bank	0.750	07/28/17	400,193
100,000		Asian Development Bank	0.875	04/26/18	100,193
100,000		Asian Development Bank	1.375	01/15/19	101,269
250,000		Canada Government International Bond	1.125	03/19/18	251,840
100,000		Corp Andina de Fomento	2.000	05/10/19	101,117
100,000		European Bank for Reconstruction & Development	0.750	09/01/17	100,211
1,350,000		European Investment Bank	1.125	09/15/17	1,355,484
500,000		European Investment Bank	1.000	06/15/18	501,210
600,000		European Investment Bank	1.250	05/15/19	604,073
50,000		Export Development Canada	0.750	12/15/17	50,015
100,000		Export Development Canada	1.000	11/01/18	100,375
100,000		Export Development Canada	1.250	12/10/18	100,816
100,000		Export Development Canada	1.250	02/04/19	100,965
200,000		Export-Import Bank of Korea	1.750	05/26/19	201,672
500,000		Inter-American Development Bank	1.125	03/15/17	502,382
100,000		Inter-American Development Bank	1.125	08/28/18	100,608
100,000		Inter-American Development Bank	1.000	05/13/19	100,343
650,000		International Bank for Reconstruction & Development	1.000	11/15/17	652,706
100,000		International Bank for Reconstruction & Development	1.000	10/05/18	100,442
100,000		International Bank for Reconstruction & Development	1.250	07/26/19	101,185
500,000		International Finance Corp	1.000	04/24/17	501,311
75,000		International Finance Corp	1.250	11/27/18	75,680
200,000		Italy Government International Bond	5.375	06/12/17	207,020
1,450,000		KFW	0.875	09/05/17	1,452,743
100,000		KFW	0.875	04/19/18	100,155
100,000		KFW	1.500	02/06/19	101,604
100,000		Landwirtschaftliche Rentenbank	2.375	09/13/17	101,904
50,000		Mexico Government International Bond	5.625	01/15/17	51,225
300,000		Province of Ontario Canada	1.100	10/25/17	301,043
200,000		Province of Quebec Canada	5.125	11/14/16	203,180
100,000		Republic of Turkey	7.500	07/14/17	105,886
100,000		Svensk Exportkredit AB	1.250	04/12/19	100,627
		TOTAL FOREIGN GOVERNMENT BONDS			9,632,210

MUNICIPAL BONDS - 0.1%
100,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	102,638
		TOTAL MUNICIPAL BONDS			102,638
223

TIAA-CREF FUNDS - Short-Term Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
U.S. TREASURY SECURITIES - 55.5%
$1,500,000	United States Treasury Note	0.625%	09/30/17	$1,501,583
4,000,000	United States Treasury Note	0.875	11/30/17	4,016,876
500,000	United States Treasury Note	1.000	12/31/17	503,183
10,250,000	United States Treasury Note	0.750	01/31/18	10,278,423
3,500,000	United States Treasury Note	0.750	02/28/18	3,509,842
4,500,000	United States Treasury Note	0.875	03/31/18	4,522,324
2,500,000	United States Treasury Note	0.750	04/30/18	2,507,423
5,350,000	United States Treasury Note	0.875	05/31/18	5,379,468
2,150,000	United States Treasury Note	0.875	07/15/18	2,161,675
11,250,000	United States Treasury Note	1.000	09/15/18	11,341,845
1,700,000	United States Treasury Note	0.875	10/15/18	1,709,098
2,800,000	United States Treasury Note	1.250	11/15/18	2,839,486
3,000,000	United States Treasury Note	1.250	12/15/18	3,043,710
2,400,000	United States Treasury Note	0.750	02/15/19	2,404,968
2,750,000	United States Treasury Note	1.000	03/15/19	2,773,633
3,700,000	United States Treasury Note	0.875	04/15/19	3,718,067
4,000,000	United States Treasury Note	0.875	05/15/19	4,019,532
3,000,000	United States Treasury Note	0.875	06/15/19	3,014,883
	TOTAL U.S. TREASURY SECURITIES			69,246,019

	TOTAL GOVERNMENT BONDS			87,597,399
	(Cost $87,157,577)

	TOTAL BONDS			121,988,834
	(Cost $121,282,089)

SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT AGENCY DEBT - 1.0%
1,350,000	Federal Home Loan Bank (FHLB)	0.100	07/01/16	1,350,000
	TOTAL GOVERNMENT AGENCY DEBT			1,350,000
			’
	TOTAL SHORT-TERM INVESTMENTS			1,350,000
	(Cost $1,350,000)

	TOTAL INVESTMENTS - 98.8%			123,338,834
	(Cost $122,632,089)
	OTHER ASSETS & LIABILITIES, NET - 1.2%			1,436,974
	NET ASSETS - 100.0%			$124,775,808

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $991,222 or 0.8% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon
224

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 1.9%

CAPITAL GOODS - 0.1%
$1,096,154	i	Manitowoc Foodservice, Inc	5.750%	03/03/23	$1,102,325
		TOTAL CAPITAL GOODS			1,102,325

CONSUMER SERVICES - 0.5%
1,475,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	1,476,844
3,000,000	i	Prime Security Services Borrower LLC	4.750	05/02/22	3,003,750
		TOTAL CONSUMER SERVICES			4,480,594

ENERGY - 0.1%
42,146	i	Granite Acquisition, Inc	5.000	12/19/21	40,109
943,487	i	Granite Acquisition, Inc	5.000	12/19/21	897,888
		TOTAL ENERGY			937,997

MEDIA - 0.2%
1,321,688	i	CCO Safari III LLC	3.500	01/24/23	1,321,688
		TOTAL MEDIA			1,321,688

RETAILING - 0.1%
648,375	i	KAR Auction Services, Inc	4.250	03/09/23	649,724
		TOTAL RETAILING			649,724

TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
5,000,000	i	MTS Systems Corp	5.000	12/31/23	4,981,250
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,981,250

UTILITIES - 0.3%
830,002	i	ExGen Renewables I LLC	5.250	02/06/21	828,450
1,902,505	i	Terra-Gen Finance Co LLC	5.250	12/09/21	1,607,616
		TOTAL UTILITIES			2,436,066

		TOTAL BANK LOAN OBLIGATIONS			15,909,644
		(Cost $16,127,526)

BONDS - 95.3%

CORPORATE BONDS - 32.2%

AUTOMOBILES & COMPONENTS - 0.8%
2,150,000	g	BMW US Capital LLC	1.500	04/11/19	2,160,686
2,775,000	g	BMW US Capital LLC	2.000	04/11/21	2,811,294
1,575,000		Delphi Automotive plc	3.150	11/19/20	1,620,204
		TOTAL AUTOMOBILES & COMPONENTS			6,592,184
225

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANKS - 6.0%
$3,200,000		Bank of America Corp	1.350%	11/21/16	$3,204,474
3,000,000		Bank of America Corp	1.950	05/12/18	3,017,640
1,000,000		Bank of Nova Scotia	2.125	09/11/19	1,025,918
3,000,000		Bank of Nova Scotia	1.875	04/26/21	3,023,937
2,906,000	i	BOK Financial Corp	1.316	05/15/17	2,899,883
2,150,000	i	Chittenden Corp	1.311	02/14/17	2,144,451
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	258,580
500,000		Discover Bank	4.200	08/08/23	528,713
500,000		Huntington Bancshares, Inc	2.600	08/02/18	509,579
500,000		Huntington National Bank	1.375	04/24/17	500,780
3,000,000	g	ING Bank NV	2.000	11/26/18	3,031,929
500,000	g	Intesa Sanpaolo S.p.A	5.017	06/26/24	459,531
2,500,000	g	Intesa Sanpaolo S.p.A	5.710	01/15/26	2,371,372
2,100,000		KeyBank NA	2.350	03/08/19	2,145,148
1,850,000	i	Manufacturers & Traders Trust Co	0.938	07/25/17	1,846,787
1,000,000		Manufacturers & Traders Trust Co	2.900	02/06/25	1,025,442
1,000,000		Northern Trust Corp	3.375	08/23/21	1,076,967
2,088,000		People’s United Financial, Inc	3.650	12/06/22	2,149,479
2,000,000		Royal Bank of Canada	1.875	02/05/20	2,026,464
3,000,000		Royal Bank of Canada	2.100	10/14/20	3,060,543
250,000		Silicon Valley Bank	6.050	06/01/17	259,094
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	500,351
5,002,000		SVB Financial Group	3.500	01/29/25	4,989,100
3,000,000	g	Toronto-Dominion Bank	1.950	04/02/20	3,051,390
4,000,000		Toronto-Dominion Bank	2.125	04/07/21	4,071,160
		TOTAL BANKS			49,178,712

CAPITAL GOODS - 0.9%
1,150,000		Anixter, Inc	5.500	03/01/23	1,170,125
1,000,000		Parker-Hannifin Corp	4.200	11/21/34	1,122,865
250,000		Pentair Finance S.A.	1.875	09/15/17	249,549
2,150,000		Pentair Finance S.A.	2.900	09/15/18	2,171,779
500,000		Pentair Finance S.A.	2.650	12/01/19	500,072
1,000,000		Rockwell Automation, Inc	2.050	03/01/20	1,016,410
500,000		Rockwell Collins, Inc	3.700	12/15/23	547,031
		TOTAL CAPITAL GOODS			6,777,831

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
1,000,000		Air Lease Corp	2.125	01/15/18	995,000
500,000		Air Lease Corp	3.875	04/01/21	515,000
1,000,000		Air Lease Corp	4.250	09/15/24	1,012,500
2,200,000		Waste Management, Inc	3.900	03/01/35	2,306,625
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			4,829,125

CONSUMER SERVICES - 1.4%
3,485,000		Henry J Kaiser Family Foundation	3.356	12/01/25	3,660,999
2,000,000		Metropolitan Museum of Art	3.400	07/01/45	2,116,688
2,000,000		New York Public Library Astor Lenox & Tilden Foundations	4.305	07/01/45	2,236,256
3,000,000		Trustees of Dartmouth College	3.474	06/01/46	3,201,258
		TOTAL CONSUMER SERVICES			11,215,201
226

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
DIVERSIFIED FINANCIALS - 2.3%
$3,250,000		American Express Credit Corp	2.250%	05/05/21	$3,308,728
500,000	g,i	Armor Re Ltd	4.709	12/15/16	497,500
250,000	i	Bank of New York Mellon Corp	1.197	08/01/18	250,951
250,000	g	Bayer US Finance LLC	2.375	10/08/19	255,559
1,000,000	g	EDP Finance BV	4.125	01/15/20	1,031,600
500,000	g	EDP Finance BV	5.250	01/14/21	530,000
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	506,150
2,500,000		Ford Motor Credit Co LLC	2.943	01/08/19	2,572,870
1,000,000	i	Ford Motor Credit Co LLC	1.567	11/04/19	982,362
1,000,000		Ford Motor Credit Co LLC	3.219	01/09/22	1,024,462
3,000,000		Morgan Stanley	2.200	12/07/18	3,041,070
3,000,000	g	Nacional Financiera SNC	3.375	11/05/20	3,057,000
250,000	g	RCI Banque S.A.	3.500	04/03/18	258,143
2,000,000		State Street Corp	2.550	08/18/20	2,075,616
		TOTAL DIVERSIFIED FINANCIALS			19,392,011

ENERGY - 2.7%
1,000,000		EOG Resources, Inc	3.900	04/01/35	1,003,142
3,600,000		EOG Resources, Inc	5.100	01/15/36	4,110,217
1,000,000		Marathon Petroleum Corp	4.750	09/15/44	853,529
336,000		National Oilwell Varco, Inc	2.600	12/01/22	312,335
1,000,000		National Oilwell Varco, Inc	3.950	12/01/42	794,566
500,000	g	Northern Natural Gas Co	4.100	09/15/42	527,082
2,880,000		Occidental Petroleum Corp	2.600	04/15/22	2,951,482
1,455,000		Occidental Petroleum Corp	3.400	04/15/26	1,535,373
1,000,000		Phillips 66	4.650	11/15/34	1,066,554
1,000,000		Southwestern Energy Co	3.300	01/23/18	1,022,000
1,000,000		Southwestern Energy Co	4.050	01/23/20	977,500
1,000,000	i	Statoil ASA	0.832	11/09/17	998,140
500,000		Statoil ASA	3.150	01/23/22	525,010
1,000,000		Statoil ASA	2.450	01/17/23	1,012,802
500,000		Statoil ASA	2.650	01/15/24	504,856
3,000,000		Statoil ASA	3.950	05/15/43	3,116,169
1,000,000	g	Woodside Finance Ltd	3.650	03/05/25	977,271
		TOTAL ENERGY			22,288,028

FOOD & STAPLES RETAILING - 0.4%
3,000,000		Starbucks Corp	2.450	06/15/26	3,043,293
		TOTAL FOOD & STAPLES RETAILING			3,043,293

FOOD, BEVERAGE & TOBACCO - 0.4%
825,000		Mead Johnson Nutrition Co	3.000	11/15/20	861,946
2,250,000		PepsiCo, Inc	1.500	02/22/19	2,281,601
		TOTAL FOOD, BEVERAGE & TOBACCO			3,143,547

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	507,913
1,000,000		Laboratory Corp of America Holdings	2.625	02/01/20	1,021,473
1,000,000		Laboratory Corp of America Holdings	3.200	02/01/22	1,034,507
2,000,000		New York and Presbyterian Hospital	4.063	08/01/56	2,137,866
1,000,000		Owens & Minor, Inc	3.875	09/15/21	1,035,062
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			5,736,821
227

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
INSURANCE - 1.1%
$500,000	g	Five Corners Funding Trust	4.419%	11/15/23	$539,834
1,750,000		Progressive Corp	3.700	01/26/45	1,802,574
2,000,000	i	Prudential Financial, Inc	5.375	05/15/45	2,022,500
3,950,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	4,000,781
1,000,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,043,443
		TOTAL INSURANCE			9,409,132

MATERIALS - 1.0%
2,000,000		Agrium, Inc	3.500	06/01/23	2,076,900
1,000,000		Agrium, Inc	5.250	01/15/45	1,073,356
2,000,000		International Paper Co	5.000	09/15/35	2,167,414
500,000		Nucor Corp	4.000	08/01/23	534,183
2,500,000	g	Sealed Air Corp	5.500	09/15/25	2,603,125
		TOTAL MATERIALS			8,454,978

MEDIA - 1.0%
3,000,000	g	CCO Safari II LLC	3.579	07/23/20	3,136,611
1,770,000	g	CCO Safari II LLC	4.464	07/23/22	1,905,711
3,000,000	g	Charter Communications Operating LLC	4.908	07/23/25	3,269,691
		TOTAL MEDIA			8,312,013

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,100,000		Biogen, Inc	2.900	09/15/20	1,146,482
3,000,000		Biogen, Inc	3.625	09/15/22	3,184,938
500,000		Bristol-Myers Squibb Co	3.250	08/01/42	497,809
1,150,000		Zoetis, Inc	3.450	11/13/20	1,187,343
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			6,016,572

REAL ESTATE - 2.0%
1,250,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	1,293,636
2,900,000		Brixmor Operating Partnership LP	4.125	06/15/26	2,977,647
800,000		Duke Realty LP	3.250	06/30/26	811,534
3,685,000		Equity One, Inc	6.000	09/15/17	3,862,200
3,401,000		Equity One, Inc	3.750	11/15/22	3,458,365
3,543,000		Regency Centers LP	3.750	06/15/24	3,693,429
450,000		Washington REIT	4.950	10/01/20	485,750
		TOTAL REAL ESTATE			16,582,561

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
5,000,000		Apple, Inc	2.850	02/23/23	5,254,450
250,000		CC Holdings GS V LLC	2.381	12/15/17	253,248
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			5,507,698

TELECOMMUNICATION SERVICES - 0.1%
500,000		CenturyLink, Inc	6.750	12/01/23	491,250
		TOTAL TELECOMMUNICATION SERVICES			491,250

TRANSPORTATION - 2.9%
2,000,000	i	Canadian National Railway Co	0.796	11/14/17	2,000,758
2,271,251		Delta Air Lines	4.250	07/30/23	2,316,676
228

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,935,882		Delta Air Lines	3.625%	07/30/27	$2,042,355
500,000		GATX Corp	5.200	03/15/44	518,343
1,000,000		GATX Corp	4.500	03/30/45	916,649
119,000	g	Kansas City Southern	2.350	05/15/20	118,937
3,000,000	g	Kansas City Southern	4.950	08/15/45	3,371,109
2,000,000		Norfolk Southern Corp	4.450	06/15/45	2,205,552
1,000,000		Spirit Airlines, Inc	4.100	04/01/28	1,015,000
6,301,446		Union Pacific Railroad Co	3.227	05/14/26	6,610,847
2,896,990		Union Pacific Railroad Co	2.695	05/12/27	2,926,939
		TOTAL TRANSPORTATION			24,043,165

UTILITIES - 6.5%
3,000,000		Connecticut Light & Power Co	4.150	06/01/45	3,347,652
1,350,000		Consolidated Edison, Inc	2.000	05/15/21	1,364,307
3,640,223	g	Continental Wind LLC	6.000	02/28/33	4,046,101
740,000		Delmarva Power & Light Co	4.150	05/15/45	795,554
3,000,000	g	Electricite de France S.A.	3.625	10/13/25	3,130,314
3,000,000		Georgia Power Co	3.250	04/01/26	3,189,063
1,507,880	g	Harper Lake Solar Funding Corp	7.645	12/31/18	1,575,734
1,400,000		ITC Holdings Corp	3.250	06/30/26	1,402,050
1,000,000	g	Niagara Mohawk Power Corp	4.278	10/01/34	1,085,321
250,000		Northeast Utilities	1.450	05/01/18	250,349
3,953,000		NorthWestern Corp	4.176	11/15/44	4,205,158
1,000,000		Public Service Co of New Hampshire	3.500	11/01/23	1,072,820
4,000,000	i	San Diego Gas & Electric Co	0.857	03/09/17	3,990,832
857,144		San Diego Gas & Electric Co	1.914	02/01/22	857,863
1,000,000		Sempra Energy	2.875	10/01/22	1,023,142
2,983,000	g	Solar Star Funding LLC	3.950	06/30/35	3,158,743
3,000,000	g	Solar Star Funding LLC	5.375	06/30/35	3,558,681
2,825,000		Southern Power Co	1.850	12/01/17	2,849,775
2,875,000		Southern Power Co	4.150	12/01/25	3,110,405
1,500,000	g	TerraForm Power Operating LLC	5.875	02/01/23	1,427,700
2,860,422	g	Topaz Solar Farms LLC	4.875	09/30/39	3,058,215
239,880	g	Topaz Solar Farms LLC	5.750	09/30/39	273,293
1,000,000		WEC Energy Group, Inc	3.550	06/15/25	1,073,551
3,000,000		Westar Energy, Inc	2.550	07/01/26	3,003,867
1,000,000		WGL Holdings, Inc	2.250	11/01/19	1,015,171
		TOTAL UTILITIES			53,865,661

		TOTAL CORPORATE BONDS			264,879,783
		(Cost $255,792,916)

GOVERNMENT BONDS - 49.0%

AGENCY SECURITIES - 12.0%
885,388		Ethiopian Leasing 2012 LLC	2.566	08/14/26	925,858
768,749		Export Lease Ten Co LLC	1.650	05/07/25	769,072
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	502,392
3,000,000		Federal National Mortgage Association (FNMA)	1.625	01/21/20	3,071,112
1,000,000		FNMA	2.625	09/06/24	1,076,372
3,436,239	g	Genesis Solar 2011 Pass Through Trust	3.875	02/15/38	3,865,769
1,225,000	j	Government Trust Certificate	0.000	04/01/21	1,147,174
1,000,000		Hashemite Kingdom of Jordan Government AID Bond	2.503	10/30/20	1,059,095
229

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,694,000		Hashemite Kingdom of Jordan Government AID Bond	2.578%	06/30/22	$1,805,086
840,000	g	Hospital for Special Surgery	3.500	01/01/23	888,115
895,833		Mexican Aircraft Finance V LLC	2.329	01/14/27	923,465
4,168,000		NCUA Guaranteed Notes	2.350	06/12/17	4,230,729
5,300,000		NCUA Guaranteed Notes	3.000	06/12/19	5,631,515
6,035,000		NCUA Guaranteed Notes	3.450	06/12/21	6,538,862
2,835,000		New York Society for the Relief of the Ruptured & Crippled	2.881	12/20/31	2,936,051
775,000	j	Overseas Private Investment Corp (OPIC)	0.000	11/11/17	779,921
1,000,000	j	OPIC	0.000	11/15/19	1,065,408
2,000,000		OPIC	2.740	09/15/29	2,058,954
3,000,000		OPIC	3.220	09/15/29	3,200,214
1,000,000		OPIC	3.280	09/15/29	1,071,349
205,883		OPIC	3.540	06/15/30	226,763
216,418		OPIC	3.370	12/15/30	237,525
479,722		OPIC	3.820	12/20/32	541,501
239,861		OPIC	3.938	12/20/32	271,385
951,789		OPIC	3.330	05/15/33	1,027,970
986,172		OPIC	3.160	06/01/33	1,049,014
1,250,000		OPIC	2.810	07/31/33	1,292,978
1,000,000		OPIC	2.940	07/31/33	1,045,078
1,500,000		OPIC	3.250	07/31/33	1,609,158
2,000,000		Private Export Funding Corp (PEFCO)	2.300	09/15/20	2,058,148
1,000,000		PEFCO	3.550	01/15/24	1,117,172
1,000,000		PEFCO	3.250	06/15/25	1,108,724
500,000		Ukraine Government AID Bonds	1.844	05/16/19	508,979
2,700,000		Ukraine Government AID Bonds	1.847	05/29/20	2,763,858
970,000		United States Department of Housing and Urban Development (HUD)	1.220	08/01/16	970,887
1,415,000		HUD	0.830	08/01/16	1,415,497
2,503,000		HUD	4.480	08/01/16	2,512,894
3,871,000		HUD	0.930	08/01/17	3,882,714
3,176,000		HUD	1.540	08/01/17	3,207,553
3,000,000		HUD	2.910	08/01/17	3,074,787
500,000		HUD	5.300	08/01/17	502,175
122,000		HUD	1.330	08/01/18	123,604
1,000,000		HUD	1.770	08/01/18	1,020,724
4,050,000		HUD	3.120	08/01/18	4,249,446
2,200,000		HUD	4.620	08/01/18	2,375,432
250,000		HUD	2.050	08/01/19	258,889
850,000		HUD	3.300	08/01/19	912,863
450,000		HUD	4.870	08/01/19	502,442
1,573,000		HUD	1.980	08/01/20	1,622,556
410,000		HUD	2.450	08/01/20	431,739
150,000		HUD	3.430	08/01/20	163,718
3,958,000		HUD	2.350	08/01/21	4,181,948
1,361,000		HUD	2.450	08/01/22	1,442,861
500,000		HUD	2.910	08/01/23	534,510
1,300,000		HUD	5.380	08/01/27	1,421,735
225,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	238,768
2,230,000	i	Housing and Urban Development Corp Ltd	0.941	09/15/30	2,143,587
3,000,000		Montefiore Medical Center	2.152	10/20/26	3,071,163
		TOTAL AGENCY SECURITIES			98,667,258
230

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOREIGN GOVERNMENT BONDS - 9.5%
$3,000,000		African Development Bank	0.750%	10/18/16	$2,999,160
1,000,000		African Development Bank	2.375	09/23/21	1,052,693
2,000,000		Asian Development Bank	2.125	03/19/25	2,070,946
3,000,000		Canada Government International Bond	1.125	03/19/18	3,022,080
185,757	g	Carpintero Finance Ltd	2.004	09/18/24	188,825
2,895,000		European Bank for Reconstruction & Development	1.625	04/10/18	2,928,226
2,225,000		European Investment Bank	2.000	03/15/21	2,299,395
1,000,000		European Investment Bank	2.500	10/15/24	1,060,268
3,000,000		European Investment Bank	2.125	04/13/26	3,074,856
3,000,000		Export Development Canada	0.875	01/30/17	3,001,980
3,000,000		Export Development Canada	1.250	12/10/18	3,024,480
1,000,000		Export Development Canada	1.625	12/03/19	1,020,895
250,000		Export-Import Bank of Korea	1.750	02/27/18	251,052
5,000,000		Inter-American Development Bank	1.185	07/09/18	5,040,685
1,000,000		Inter-American Development Bank	1.500	09/25/18	1,013,867
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	527,429
1,080,000		International Bank for Reconstruction & Development	0.625	07/12/17	1,081,342
3,000,000		International Finance Corp	2.125	04/07/26	3,126,489
3,100,000	g,i	International Finance Facility for Immunisation	0.819	07/05/16	3,100,000
2,500,000		Japan Bank for International Cooperation	1.875	04/20/21	2,542,058
3,000,000	g	Japan Finance Organization for Municipalities	2.125	04/13/21	3,049,965
3,000,000		KFW	1.000	01/26/18	3,009,510
1,000,000		KFW	1.750	10/15/19	1,024,025
3,000,000		KFW	1.500	04/20/20	3,046,560
3,000,000		KFW	1.875	11/30/20	3,088,509
2,000,000	g	Kommunalbanken AS.	2.125	02/11/25	2,046,768
4,000,000	g	Kommuninvest I Sverige AB	1.500	04/23/19	4,056,776
3,000,000	g	Nederlandse Waterschapsbank NV	2.375	03/24/26	3,143,733
5,420,000		North American Development Bank	2.300	10/10/18	5,541,061
1,100,000		North American Development Bank	4.375	02/11/20	1,200,948
3,000,000		North American Development Bank	2.400	10/26/22	3,063,888
500,000		Province of Manitoba Canada	3.050	05/14/24	541,681
250,000		Province of Ontario Canada	1.200	02/14/18	251,328
3,000,000		Province of Quebec Canada	2.500	04/20/26	3,088,566
		TOTAL FOREIGN GOVERNMENT BONDS			78,580,044

MORTGAGE BACKED - 10.6%
903,565		Federal Home Loan Mortgage Corp (FHLMC)	3.500	09/15/41	949,200
330,168		FHLMC	3.000	12/15/41	346,016
1,489,628		FHLMC	3.000	08/15/42	1,531,892
690,145		FHLMC	3.000	09/15/42	715,941
467,742		Federal Home Loan Mortgage Corp Gold (FGLMC)	3.500	04/01/45	500,233
713,970		FGLMC	3.500	07/01/45	756,426
3,375,742		FGLMC	3.500	10/01/45	3,607,130
3,247,502		FGLMC	4.000	12/01/45	3,537,469
586,254		FGLMC	3.500	03/01/46	626,482
233,619		Federal National Mortgage Association (FNMA)	3.500	11/01/25	249,541
2,000,000	h	FNMA	2.500	07/25/31	2,069,219
3,000,000	g,h	FNMA	3.000	07/25/31	3,145,488
2,000,000	h	FNMA	2.500	08/25/31	2,066,094
3,000,000	h	FNMA	3.000	08/25/31	3,142,207
1,000,000	h	FNMA	2.500	09/25/31	1,031,172
231

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$348,003		FNMA	5.000%	10/01/33	$388,388
597,137		FNMA	3.500	04/01/36	635,610
100,235	h	FNMA	3.500	07/01/36	106,693
356,102		FNMA	5.500	01/01/38	404,498
371,738		FNMA	5.500	11/01/38	435,660
824,405		FNMA	4.500	08/01/39	918,001
535,328		FNMA	4.500	10/01/39	597,948
168,296		FNMA	4.500	03/01/40	184,399
489,700		FNMA	4.500	04/01/40	545,206
200,960		FNMA	5.500	04/01/40	227,654
279,274		FNMA	5.500	07/01/40	315,856
1,263,669		FNMA	5.000	09/01/40	1,406,941
148,025		FNMA	6.000	10/01/40	169,385
1,484,632		FNMA	5.000	04/01/41	1,686,200
214,231		FNMA	4.500	11/01/41	234,887
188,371		FNMA	4.500	02/01/42	206,472
248,238		FNMA	4.500	06/01/42	271,614
627,844		FNMA	3.000	06/25/42	656,263
569,499	i	FNMA	0.953	08/25/42	570,461
533,276	i	FNMA	0.853	11/25/42	533,116
1,150,829		FNMA	3.500	11/25/42	179,934
348,494	i	FNMA	0.803	03/25/43	346,867
173,513		FNMA	4.500	06/01/44	193,919
829,442		FNMA	4.500	06/01/44	926,819
775,156		FNMA	4.500	07/01/44	848,859
97,211		FNMA	4.000	08/01/44	106,732
379,666		FNMA	4.500	08/01/44	424,199
725,560		FNMA	4.500	11/01/44	810,780
1,851,298		FNMA	4.000	12/01/44	2,022,339
954,884		FNMA	4.000	01/01/45	1,043,172
934,031		FNMA	4.500	03/01/45	1,043,804
948,797		FNMA	3.500	04/01/45	1,012,825
4,181,676		FNMA	3.500	07/01/45	4,431,450
2,874,469		FNMA	4.000	07/01/45	3,136,063
481,225		FNMA	4.000	01/01/46	525,007
977,151		FNMA	3.500	03/01/46	1,031,488
3,917,080		FNMA	3.500	06/01/46	4,136,008
249,662		FNMA	4.000	06/01/46	267,896
2,000,000	h	FNMA	3.000	07/25/46	2,075,469
2,000,000	h	FNMA	3.500	07/25/46	2,109,922
3,000,000	h	FNMA	3.000	08/25/46	3,107,578
3,000,000	h	FNMA	4.000	08/25/46	3,213,106
1,000,000	h	FNMA	4.500	08/25/46	1,090,879
2,000,000	h	FNMA	3.000	09/25/46	2,067,344
1,000,000	h	FNMA	4.000	09/25/46	1,069,629
868,910		Government National Mortgage Association (GNMA)	2.690	06/15/33	923,824
126,570		GNMA	5.000	10/20/39	140,822
125,789		GNMA	5.000	06/20/42	137,032
1,482,705		GNMA	3.500	10/20/42	269,761
405,118		GNMA	3.500	07/15/43	434,763
833,650		GNMA	3.500	09/20/44	894,571
232

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,995,113		GNMA	3.500%	05/20/46	$2,120,881
2,268,942		GNMA	4.000	05/20/46	2,429,530
1,000,000	h	GNMA	3.000	07/20/46	1,045,156
1,000,000	h	GNMA	3.500	07/20/46	1,061,172
4,000,000	h	GNMA	3.000	08/20/46	4,172,500
1,000,000	h	GNMA	3.000	09/20/46	1,040,781
1,000,000	h	GNMA	3.500	09/20/46	1,058,047
		TOTAL MORTGAGE BACKED			87,720,690

MUNICIPAL BONDS - 10.3%
2,000,000		Brunswick & Glynn County Development Authority	3.060	04/01/25	2,125,820
1,000,000		California Earthquake Authority	2.805	07/01/19	1,025,830
2,000,000		California Housing Finance Agency	2.966	08/01/22	2,096,200
250,000	g	California Pollution Control Financing Authority	5.000	07/01/27	260,015
500,000	g	California Pollution Control Financing Authority	5.000	07/01/37	518,370
500,000	g	California Pollution Control Financing Authority	5.000	11/21/45	517,315
500,000		Chelan County Public Utility District No	3.603	07/01/21	549,405
2,435,000		Chicago Metropolitan Water Reclamation District-Greater Chicago	5.720	12/01/38	3,151,401
3,000,000		City of Austin TX Water & Wastewater System Revenue	2.133	11/15/19	3,074,550
3,000,000		City of Chicago IL	7.750	01/01/42	3,045,480
2,000,000		City of Cincinnati OH Water System Revenue	2.568	12/01/21	2,125,580
3,200,000	h	City of Compton CA	2.000	06/01/17	3,200,000
250,000		City of Houston TX Utility System Revenue	2.563	05/15/20	262,905
355,000		Commonwealth Financing Authority	2.675	06/01/21	361,940
5,000,000	h	Commonwealth of Massachusetts	3.277	06/01/46	5,048,900
1,085,000		District of Columbia Water & Sewer Authority	4.814	10/01/14	1,277,902
2,250,000		Florida Department of Environmental Protection	5.456	07/01/19	2,518,785
3,000,000		Florida State Board of Administration Finance Corp	2.163	07/01/19	3,079,140
500,000	j	Garden State Preservation Trust	0.000	11/01/22	444,235
195,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	198,139
1,790,000		Honolulu City & County Board of Water Supply	3.760	07/01/30	1,909,089
3,000,000		Imperial Irrigation District Electric System Revenue	4.500	11/01/40	3,398,640
2,000,000		Kern County Water Agency Improvement District No 4	4.276	05/01/36	2,213,420
1,000,000		Lavaca-Navidad River Authority	4.430	08/01/35	1,031,560
3,025,000		Metropolitan Council	1.550	09/01/19	3,081,507
500,000		Michigan Finance Authority	5.000	07/01/22	584,225
2,115,000		New York State Environmental Facilities Corp	3.420	07/15/26	2,313,958
500,000		New York State Environmental Facilities Corp	5.807	06/15/39	679,490
250,000	g	Niagara Area Development Corp	4.000	11/01/24	256,770
2,620,000		Ohio State Water Development Authority	4.879	12/01/34	3,172,925
250,000		Oklahoma Water Resources Board	3.071	04/01/22	270,970
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	206,847
2,225,000		Pend Oreille County Public Utility District No Box Canyon	5.000	01/01/30	2,372,340
3,000,000		Pittsburgh Water & Sewer Authority	6.610	09/01/24	3,658,530
2,000,000		South Dakota Conservancy District	1.898	08/01/19	2,048,040
1,000,000		South Dakota Conservancy District	1.920	08/01/19	1,025,530
1,000,000		State of California	1.800	04/01/20	1,024,440
1,000,000		State of California	3.750	10/01/37	1,088,610
500,000		State of Michigan	3.590	12/01/26	536,605
1,000,000	h	State of Texas	0.863	08/01/18	998,180
233

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	h	State of Texas	1.737%	08/01/22	$997,280
1,000,000		State of Texas	3.576	08/01/34	1,024,520
1,000,000		State of Texas	3.726	08/01/43	1,033,950
3,000,000		Suffolk County Water Authority	4.000	06/01/39	3,405,810
500,000		Texas Public Finance Authority	5.250	07/01/17	501,390
3,000,000		Texas Water Development Board	4.648	04/15/50	3,144,900
500,000		University of California	2.676	05/15/21	525,725
1,230,000		University of Cincinnati	3.500	06/01/32	1,327,527
2,000,000		University of New Mexico	3.532	06/20/32	2,071,440
2,000,000		University of Virginia	3.570	04/01/45	2,189,980
655,000		Washington County Clean Water Services	4.828	10/01/22	770,084
530,000		Washington County Clean Water Services	5.078	10/01/24	650,909
250,000		West Virginia Water Development Authority	5.000	11/01/21	296,965
		TOTAL MUNICIPAL BONDS			84,694,068

U.S. TREASURY SECURITIES - 6.6%
17,815,000		United States Treasury Bond	3.000	11/15/45	20,501,858
7,875,000		United States Treasury Bond	2.500	02/15/46	8,207,538
890,000		United States Treasury Note	0.875	05/31/18	894,902
2,565,000		United States Treasury Note	0.875	05/15/19	2,577,525
10,560,000		United States Treasury Note	1.375	05/31/21	10,752,636
2,050,000		United States Treasury Note	2.000	11/30/22	2,145,934
400,000		United States Treasury Note	1.500	03/31/23	405,843
8,860,000		United States Treasury Note	1.625	05/15/26	8,973,514
		TOTAL U.S. TREASURY SECURITIES			54,459,750

		TOTAL GOVERNMENT BONDS			404,121,810
		(Cost $392,564,763)

STRUCTURED ASSETS - 14.1%

ASSET BACKED - 3.9%
284,345	i	ACE Securities Corp Home Equity Loan Trust	1.188	08/25/35	281,085
		Series - 2005 HE5 (Class M2)
100,000		AmeriCredit Automobile Receivables Trust	1.570	01/08/19	100,047
		Series - 2013 1 (Class C)
150,000		AmeriCredit Automobile Receivables Trust	3.340	08/08/21	153,804
		Series - 2015 3 (Class D)
228,596	i	Asset Backed Securities Corp Home Equity Loan Trust	0.635	07/25/35	227,864
		Series - 2005 HE7 (Class M2)
833,333	g	Avis Budget Rental Car Funding AESOP LLC	3.680	11/20/17	833,685
		Series - 2011 3A (Class C)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.780	02/20/18	1,000,876
		Series - 2011 5A (Class C)
925,000	i	Basic Asset Backed Securities Trust	0.763	04/25/36	835,886
		Series - 2006 1 (Class A3)
1,000,000	g	Capital Automotive REIT	3.660	10/15/44	963,612
		Series - 2014 1A (Class A)
2,322,352	g,i	CBRE Realty Finance	0.927	04/07/52	766,040
		Series - 2007 1A (Class A2)
530,970	i	Connecticut Avenue Securities	1.953	02/25/25	531,309
		Series - 2015 C01 (Class 1M1)
987,500	g	DB Master Finance LLC	3.262	02/20/45	996,684
		Series - 2015 1A (Class A2I)
234

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$995,000	g	Domino’s Pizza Master Issuer LLC	3.484%	10/25/45	$1,010,741
		Series - 2015 1A (Class A2I)
895,500	g	Domino’s Pizza Master Issuer LLC	4.474	10/25/45	915,264
		Series - 2015 1A (Class A2II)
2,589,295	g	HERO Funding Trust	3.840	09/21/40	2,630,542
		Series - 2015 1A (Class A)
832,698	g	HERO Funding Trust	3.990	09/21/40	837,122
		Series - 2014 2A (Class A)
3,000,000	g	HERO Funding Trust	3.750	09/20/41	2,999,019
		Series - 2016 2A (Class A)
1,919,028	g	HERO Funding Trust	4.050	09/20/41	1,938,219
		Series - 2016 1A (Class A)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	522,362
		Series - 2010 1A (Class B3)
89,953	i	Lehman XS Trust	0.703	02/25/36	84,973
		Series - 2006 1 (Class 1A1)
163,716	g	Orange Lake Timeshare Trust	3.030	07/09/29	162,624
		Series - 2014 AA (Class B)
72,693	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	1.233	01/25/36	72,320
		Series - 2005 WCH1 (Class M2)
178,834	g	SolarCity LMC	4.800	11/20/38	174,649
		Series - 2013 1 (Class A)
447,269	g	SolarCity LMC	4.590	04/20/44	436,767
		Series - 2014 1 (Class A)
940,768	g	SolarCity LMC	4.020	07/20/44	909,583
		Series - 2014 2 (Class A)
2,500,000	g	SolarCity LMC	4.800	09/20/48	2,510,721
		Series - 2016 A (Class A)
576,899	g	SpringCastle America Funding LLC	2.700	05/25/23	578,867
		Series - 2014 AA (Class A)
785,154	i	Structured Asset Securities Corp Mortgage Loan Trust	1.957	04/25/35	737,776
		Series - 2005 7XS (Class 2A1A)
2,000,000		Toyota Auto Receivables Owner Trust	1.270	05/15/19	2,008,819
		Series - 2015 B (Class A3)
5,000,000		Toyota Auto Receivables Owner Trust	1.300	04/15/20	5,022,869
		Series - 2016 B (Class A3)
2,000,000		Toyota Auto Receivables Owner Trust	1.740	09/15/20	2,022,704
		Series - 2015 B (Class A4)
		TOTAL ASSET BACKED			32,266,833

OTHER MORTGAGE BACKED - 10.2%
102,146	g	7 WTC Depositor LLC Trust	4.082	03/13/31	103,361
		Series - 2012 7WTC (Class A)
1,000,000	g,i	ACRE Commercial Mortgage Trust	2.934	08/15/31	985,579
		Series - 2014 FL2 (Class C)
200,000	i	Banc of America Commercial Mortgage Trust	6.009	05/10/45	197,339
		Series - 2006 2 (Class C)
1,977,000		Banc of America Commercial Mortgage Trust	5.480	10/10/45	1,956,860
		Series - 2006 6 (Class B)
500,000	i	Banc of America Commercial Mortgage Trust	5.482	01/15/49	494,420
		Series - 2007 1 (Class AMFX)
235

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	Banc of America Commercial Mortgage Trust	5.809%	02/10/51	$1,006,771
		Series - 2007 4 (Class AJ)
750,000	g,i	Banc of America Commercial Mortgage Trust	5.821	02/10/51	660,853
		Series - 2007 4 (Class E)
2,000,000	i	Banc of America Commercial Mortgage Trust	5.971	02/10/51	1,867,185
		Series - 2007 5 (Class AJ)
500,000	g,i	Banc of America Commercial Mortgage Trust	6.000	02/10/51	462,549
		Series - 2007 4 (Class D)
3,000,000	g	BBCMS Trust	3.593	09/15/32	3,206,120
		Series - 2015 MSQ (Class A)
2,500,000	g	BBCMS Trust	3.894	09/15/32	2,625,724
		Series - 2015 MSQ (Class B)
1,120,000	i	Bear Stearns Commercial Mortgage Securities Trust	6.101	09/11/42	1,167,649
		Series - 2007 T28 (Class AJ)
1,000,000	i	Bear Stearns Commercial Mortgage Securities Trust	5.878	06/11/50	981,883
		Series - 2007 PW17 (Class AJ)
65,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	67,024
		Series - 2007 C3 (Class AM)
1,500,000	i	COBALT CMBS Commercial Mortgage Trust	5.771	05/15/46	1,471,839
		Series - 2007 C3 (Class AJ)
5,000,000	g	COMM Mortgage Trust	3.544	03/10/31	5,077,805
		Series - 2013 WWP (Class C)
34,183	i	Commercial Mortgage Trust	5.238	04/10/37	34,161
		Series - 2005 GG5 (Class AJ)
2,000,000	i	Commercial Mortgage Trust	5.867	12/10/49	2,068,927
		Series - 2007 GG11 (Class AM)
1,510,000	i	Commercial Mortgage Trust	6.147	12/10/49	1,481,079
		Series - 2007 GG11 (Class B)
283,659	i	Countrywide Home Loan Mortgage Pass Through Trust	2.693	11/20/34	268,997
		Series - 2004 HYB6 (Class A2)
500,000	g,i	Credit Suisse Commercial Mortgage Trust	5.415	02/25/21	502,535
		Series - 2006 K1A (Class H)
670,000	i	Credit Suisse Commercial Mortgage Trust	5.903	09/15/39	666,221
		Series - 2007 C4 (Class A1AJ)
2,500,000	i	Credit Suisse Commercial Mortgage Trust	5.949	09/15/39	2,489,771
		Series - 2007 C4 (Class AJ)
1,000,000	i	Credit Suisse Commercial Mortgage Trust	0.676	01/15/49	976,835
		Series - 2007 C2 (Class AMFL)
1,250,000	i	Credit Suisse Commercial Mortgage Trust	5.625	01/15/49	1,253,081
		Series - 2007 C2 (Class AJ)
1,500,000	i	GE Commercial Mortgage Corp	5.606	12/10/49	1,451,076
		Series - 2007 C1 (Class AM)
3,000,000	g	GRACE 2014-GRCE Mortgage Trust	3.369	06/10/28	3,202,681
		Series - 2014 GRCE (Class A)
50,039	i	Impac CMB Trust	1.113	03/25/35	45,833
		Series - 2004 11 (Class 2A1)
1,000,000	i	LB-UBS Commercial Mortgage Trust	6.049	06/15/38	998,885
		Series - 2006 C4 (Class B)
500,000	i	LB-UBS Commercial Mortgage Trust	5.737	03/15/39	499,525
		Series - 2006 C3 (Class C)
710,000	i	LB-UBS Commercial Mortgage Trust	5.563	02/15/40	682,341
		Series - 2007 C1 (Class D)
1,627,912	g,i	LVII Resecuritization Trust	3.257	07/25/47	1,630,964
		Series - 2015 A (Class A)
236

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,100,000	g,i	ML-CFC Commercial Mortgage Trust	0.627%	08/12/48	$1,061,164
		Series - 2007 5 (Class AMFL)
1,000,000	i	ML-CFC Commercial Mortgage Trust	5.526	03/12/51	1,004,870
		Series - 2007 6 (Class AM)
3,000,000	g	Morgan Stanley Capital I Trust	3.350	07/13/29	3,188,281
		Series - 2014 CPT (Class A)
1,090,000	g,i	Morgan Stanley Capital I Trust	3.560	07/13/29	1,138,839
		Series - 2014 CPT (Class B)
5,000,000	g	Morgan Stanley Capital I Trust	2.695	01/11/32	5,137,451
		Series - 2013 WLSR (Class A)
1,500,000	i	Morgan Stanley Capital I Trust	5.861	04/12/49	1,491,882
		Series - 2007 HQ12 (Class C)
2,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	2,062,011
		Series - 2007 IQ15 (Class AM)
1,000,000	i	Morgan Stanley Capital I Trust	5.907	06/11/49	939,539
		Series - 2007 IQ15 (Class AJ)
2,000,000	i	Morgan Stanley Capital I Trust	6.298	12/12/49	1,792,570
		Series - 2007 IQ16 (Class AJFX)
1,000,000	i	Morgan Stanley Capital I Trust	6.319	12/12/49	896,599
		Series - 2007 IQ16 (Class AJA)
3,000,000	g	OBP Depositor LLC Trust	4.646	07/15/45	3,306,095
		Series - 2010 OBP (Class A)
79,520	i	Structured Agency Credit Risk Debt Note (STACR)	1.703	01/25/25	79,520
		Series - 2015 DN1 (Class M1)
625,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.853	01/25/25	630,063
		Series - 2015 DN1 (Class M2)
1,000,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	03/25/25	1,004,108
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	4.253	03/25/25	258,498
		Series - 2015 HQ1 (Class M3)
3,500,000	i	Structured Agency Credit Risk Debt Note (STACR)	2.653	10/25/28	3,528,379
		Series - 2016 DNA2 (Class M2)
2,000,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.646	12/15/43	1,924,694
		Series - 2007 C30 (Class AMFL)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.789	01/15/45	973,094
		Series - 2006 C23 (Class F)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.825	07/15/45	2,243,610
		Series - 2006 C27 (Class AJ)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	73,216
		Series - 2007 C34 (Class AM)
750,000	i	Wachovia Bank Commercial Mortgage Trust	6.141	05/15/46	742,514
		Series - 2007 C34 (Class AJ)
2,000,000	i	Wachovia Bank Commercial Mortgage Trust	6.219	05/15/46	1,959,001
		Series - 2007 C34 (Class C)
2,250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	2,255,008
		Series - 2007 C31 (Class AJ)
500,000	i	Wachovia Bank Commercial Mortgage Trust	5.829	04/15/47	473,779
		Series - 2007 C31 (Class C)
1,000,000	g	Wachovia Bank Commercial Mortgage Trust	5.703	06/15/49	1,026,770
		Series - 2007 C32 (Class AMFX)
2,665,000	g,i	Wachovia Bank Commercial Mortgage Trust	5.715	06/15/49	486,913
		Series - 2007 C32 (Class J)
237

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,010,000	i	Wachovia Bank Commercial Mortgage Trust	5.750%	06/15/49	$1,961,697
		Series - 2007 C32 (Class AJ)
1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.750	06/15/49	954,947
		Series - 2007 C32 (Class B)
40,000	i	Wachovia Bank Commercial Mortgage Trust	5.953	02/15/51	41,190
		Series - 2007 C33 (Class AM)
890,886	i	WaMu Mortgage Pass-Through Certificates	0.883	10/25/45	770,468
		Series - 2005 AR13 (Class A1B2)
		TOTAL OTHER MORTGAGE BACKED			83,992,643

		TOTAL STRUCTURED ASSETS			116,259,476
		(Cost $117,595,784)

		TOTAL BONDS			785,261,069
		(Cost $765,953,463)

SHARES		COMPANY
PREFERRED STOCKS - 0.0%

BANKS - 0.0%
250		M&T Bank Corp	6.375	12/30/49	264,250
		TOTAL BANKS			264,250
		TOTAL PREFERRED STOCKS			264,250
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.6%
GOVERNMENT AGENCY DEBT - 1.0%
7,900,000		Federal Home Loan Bank (FHLB)	0.345	07/22/16	7,899,218
		TOTAL GOVERNMENT AGENCY DEBT			7,899,218

TREASURY DEBT - 6.6%
4,000,000		United States Treasury Bill	0.225	07/14/16	3,999,816
35,600,000		United States Treasury Bill	0.196-0.285	08/04/16	35,592,844
15,100,000		United States Treasury Bill	0.252	09/15/16	15,093,099
		TOTAL TREASURY DEBT			54,685,759

		TOTAL SHORT-TERM INVESTMENTS			62,584,977
		(Cost $62,583,378)

		TOTAL INVESTMENTS - 104.8%			864,019,940
		(Cost $844,919,992)
		OTHER ASSETS & LIABILITIES, NET - (4.8)%			(39,341,802)
		NET ASSETS - 100.0%			$824,678,138

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $143,777,716 or 17.4% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
238

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2016

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 96.5%

ALABAMA - 0.9%
$2,220,000		Mobile County Board of School Commissioners	5.000%	03/01/26	$2,826,526
		TOTAL ALABAMA			2,826,526

ARIZONA - 0.9%
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/24	250,788
200,000		City of Phoenix Civic Improvement Corp	5.000	07/01/25	253,830
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,316,100
		TOTAL ARIZONA			2,820,718

CALIFORNIA - 14.3%
560,000		California Health Facilities Financing Authority	5.000	11/15/33	702,722
715,000	g	California School Finance Authority	5.000	08/01/25	872,207
1,000,000		California Statewide Communities Development Authority	5.000	08/15/35	1,233,490
1,395,000	h	City of Compton CA	2.000	06/01/17	1,395,000
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,245,940
700,000		Kern County Water Agency Improvement District No 4	5.000	05/01/24	882,469
1,000,000		Kern County Water Agency Improvement District No 4	5.000	05/01/25	1,283,340
1,500,000		Kern County Water Agency Improvement District No 4	5.000	05/01/26	1,950,615
2,480,000		Los Angeles Department of Water & Power	5.000	07/01/44	3,030,709
1,000,000		Oakland Unified School District	5.000	08/01/35	1,203,530
500,000		Oakland Unified School District	5.000	08/01/40	596,835
450,000		Palmdale Community Redevelopment Agency	5.000	09/01/25	576,248
550,000		Palmdale Community Redevelopment Agency	5.000	09/01/26	713,818
415,000		Palmdale Community Redevelopment Agency	5.000	09/01/31	523,215
1,600,000		San Diego Public Facilities Financing Authority	5.000	10/15/26	2,059,184
750,000		San Diego Public Facilities Financing Authority	5.000	10/15/31	938,153
800,000		San Francisco City & County Redevelopment Agency	5.000	08/01/25	1,029,544
205,000		San Francisco City & County Redevelopment Agency	5.000	08/01/36	247,529
520,000		San Francisco City & County Redevelopment Agency	5.000	08/01/36	641,337
5,000,000		State of California	5.000	08/01/24	6,390,800
3,000,000		State of California	5.000	09/01/24	3,839,940
1,000,000		State of California	5.000	09/01/24	1,279,980
1,400,000		State of California	5.000	09/01/25	1,818,964
2,000,000		State of California, GO	5.000	02/01/22	2,421,440
2,000,000		State of California, GO	5.000	04/01/22	2,432,400
1,915,000		Union City Community Redevelopment Agency	5.000	10/01/28	2,439,863
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,067,236
		TOTAL CALIFORNIA			44,816,508

COLORADO - 1.2%
2,155,000		Colorado Health Facilities Authority	5.000	01/01/32	2,416,488
239

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Denver Urban Renewal Authority	5.000%	12/01/24	$1,267,210
		TOTAL COLORADO			3,683,698

CONNECTICUT - 2.1%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,683,976
2,000,000		University of Connecticut	5.000	03/15/28	2,518,140
2,000,000		University of Connecticut	5.000	03/15/30	2,496,200
		TOTAL CONNECTICUT			6,698,316

FLORIDA - 5.7%
1,695,000		City of Miami Beach FL	5.000	09/01/24	2,168,075
1,000,000		County of Orange FL	5.000	10/01/21	1,183,900
1,295,000		Florida Higher Educational Facilities Financial Authority	5.000	04/01/26	1,647,628
1,000,000		Florida Higher Educational Facilities Financial Authority	5.000	04/01/30	1,243,170
1,225,000		JEA Electric System Revenue	5.000	10/01/21	1,461,217
1,250,000		Miami Beach Redevelopment Agency	5.000	02/01/24	1,579,288
500,000		Orange County Health Facilities Authority	5.000	10/01/27	639,270
1,500,000		Orange County Health Facilities Authority	5.000	10/01/39	1,823,160
1,425,000		Orange County Health Facilities Authority	5.375	10/01/41	1,571,861
3,000,000		School District of Broward County	5.000	07/01/26	3,892,950
500,000		School District of Broward County	5.000	07/01/31	627,960
		TOTAL FLORIDA			17,838,479

GEORGIA - 1.4%
1,000,000		City of Atlanta Department of Aviation	5.000	01/01/24	1,263,930
1,130,000		Private Colleges & Universities Authority	5.000	04/01/17	1,162,883
1,735,000		Private Colleges & Universities Authority	5.000	04/01/21	2,005,556
		TOTAL GEORGIA			4,432,369

HAWAII - 1.4%
2,500,000		State of Hawaii	5.000	10/01/24	3,206,725
1,000,000		State of Hawaii Airports System Revenue	5.000	07/01/41	1,188,570
		TOTAL HAWAII			4,395,295

ILLINOIS - 8.2%
2,000,000		Chicago Midway International Airport	5.000	01/01/26	2,473,240
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,125,840
2,085,000		Chicago State University	5.500	12/01/23	2,335,700
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,420,031
1,000,000		City of Chicago IL Motor Fuel Tax Revenue	5.000	01/01/24	1,099,410
1,500,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/22	1,732,710
1,000,000		City of Chicago IL Wastewater Transmission Revenue	5.000	01/01/23	1,175,650
1,500,000		City of Chicago IL, GO	5.500	01/01/35	1,541,940
650,000		City of Chicago IL, GO	5.500	01/01/37	665,028
500,000		City of Chicago IL, GO	5.500	01/01/42	509,150
1,750,000	h	County of Cook IL	5.000	11/15/31	2,123,170
400,000		Illinois Finance Authority	5.000	05/01/21	465,052
500,000		Illinois Finance Authority	5.000	11/01/21	589,420
1,000,000		Illinois State Toll Highway Authority	5.000	01/01/24	1,247,760
240

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	h	Metropolitan Water Reclamation District of Greater Chicago	5.000%	12/01/30	$2,522,240
2,000,000		State of Illinois	5.000	06/01/28	2,272,500
1,500,000		State of Illinois, GO	5.000	06/15/19	1,664,715
635,000		State of Illinois, GO	6.250	12/15/20	698,494
		TOTAL ILLINOIS			25,662,050

INDIANA - 1.5%
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,373,552
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,273,602
		TOTAL INDIANA			4,647,154

KANSAS - 0.4%
1,000,000		Wyandotte County-Kansas City Unified Government Utility System Revenue	5.000	09/01/22	1,212,160
		TOTAL KANSAS			1,212,160

KENTUCKY - 1.7%
2,000,000		Kentucky Turnpike Authority	5.000	07/01/26	2,578,340
1,250,000		Paducah Electric Plant Board	5.000	10/01/34	1,503,100
1,250,000		Paducah Electric Plant Board	5.000	10/01/35	1,498,150
		TOTAL KENTUCKY			5,579,590

LOUISIANA - 0.8%
1,000,000		Louisiana Public Facilities Authority	5.250	10/01/24	1,158,080
1,000,000		State of Louisiana	5.000	08/01/26	1,283,930
		TOTAL LOUISIANA			2,442,010

MARYLAND - 3.2%
4,000,000		County of Montgomery MD, GO	5.000	07/01/21	4,789,240
1,400,000		Maryland Economic Development Corp	5.000	03/31/36	1,714,244
3,000,000		State of Maryland	5.000	08/01/23	3,784,350
		TOTAL MARYLAND			10,287,834

MASSACHUSETTS - 1.6%
1,040,000		Massachusetts Department of Transportation	5.000	01/01/32	1,172,246
1,000,000		Massachusetts Development Finance Agency	5.000	04/15/25	1,170,920
500,000		Massachusetts Development Finance Agency	5.000	12/01/29	637,540
750,000		Massachusetts Development Finance Agency	5.000	12/01/30	953,895
750,000		Massachusetts Development Finance Agency	5.000	12/01/31	948,285
10,000		Massachusetts School Building Authority	5.000	08/15/37	10,433
		TOTAL MASSACHUSETTS			4,893,319

MICHIGAN - 2.5%
1,500,000		Michigan Finance Authority	5.000	07/01/22	1,775,910
1,100,000		Michigan Finance Authority	5.000	07/01/35	1,290,135
2,000,000		Michigan Finance Authority, GO	5.000	05/01/18	2,141,980
1,000,000		Michigan Finance Authority, GO	5.000	05/01/20	1,135,010
241

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		Michigan Finance Authority, GO	5.000%	10/01/22	$1,227,650
		TOTAL MICHIGAN			7,570,685

MINNESOTA - 2.7%
500,000		Northern Municipal Power Agency	5.000	01/01/26	639,955
500,000		Northern Municipal Power Agency	5.000	01/01/28	630,500
350,000		Northern Municipal Power Agency	5.000	01/01/31	435,526
3,000,000		State of Minnesota	5.000	08/01/23	3,777,390
1,715,000		University of Minnesota	5.000	08/01/21	2,046,698
1,000,000		Western Minnesota Municipal Power Agency	5.000	01/01/22	1,204,710
		TOTAL MINNESOTA			8,734,779

MISSISSIPPI - 2.4%
750,000		Mississippi Development Bank	5.000	04/01/23	907,942
1,500,000		Mississippi Development Bank	5.000	03/01/24	1,811,895
750,000		Mississippi Development Bank	5.000	04/01/24	923,183
1,250,000		Mississippi Development Bank	5.000	03/01/25	1,528,775
1,045,000		Mississippi Development Bank	5.000	03/01/26	1,290,000
1,000,000		Mississippi Development Bank	5.000	03/01/35	1,201,790
		TOTAL MISSISSIPPI			7,663,585

MISSOURI - 3.0%
1,225,000		City of Kansas City MO	5.000	10/01/26	1,539,360
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/24	1,244,250
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/25	1,262,830
1,000,000		City of St. Louis MO Parking Revenue	5.000	12/15/26	1,253,030
3,500,000		Health & Educational Facilities Authority of the State of Missouri	5.000	02/01/35	4,032,175
		TOTAL MISSOURI			9,331,645

NEBRASKA - 0.4%
1,000,000		Central Plains Energy Project	5.000	09/01/22	1,190,060
		TOTAL NEBRASKA			1,190,060

NEVADA - 0.4%
1,000,000		Las Vegas Redevelopment Agency	5.000	06/15/26	1,248,790
		TOTAL NEVADA			1,248,790

NEW JERSEY - 1.0%
1,000,000		New Jersey Educational Facilities Authority	5.000	07/01/27	1,276,580
1,475,000	h	New Jersey Educational Facilities Authority	5.000	07/01/33	1,748,450
		TOTAL NEW JERSEY			3,025,030

NEW YORK - 11.5%
1,600,000		City of Ogdensburg NY	1.500	07/29/16	1,601,104
1,000,000		County of Nassau NY	5.000	10/01/26	1,283,890
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,173,430
5,000,000		New York City Water & Sewer System	5.250	06/15/40	5,628,450
5,000,000		New York City Water & Sewer System	5.000	06/15/46	5,992,700
242

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,000,000	New York State Dormitory Authority	5.000%	07/01/16	$1,000,000
2,250,000	New York State Dormitory Authority	5.000	10/01/17	2,369,700
1,000,000	New York Transportation Development Corp	5.000	08/01/31	1,092,890
2,500,000	Salmon River Central School District	2.000	07/22/16	2,501,750
1,385,000	Troy Capital Resource Corp	5.000	08/01/24	1,715,309
5,000,000	Utica School District	2.000	07/22/16	5,002,650
750,000	Utility Debt Securitization Authority	5.000	06/15/24	924,780
2,530,000	Village of Brocton NY	1.625	07/20/16	2,530,455
1,000,000	Westchester County Local Development Corp	5.000	11/01/24	1,225,410
1,000,000	Westchester County Local Development Corp	5.000	11/01/25	1,240,450
1,000,000	Westchester County Local Development Corp	5.000	11/01/26	1,234,740
	TOTAL NEW YORK			36,517,708

NORTH CAROLINA - 1.4%
900,000	North Carolina Medical Care Commission	5.000	10/01/18	959,751
2,000,000	North Carolina Medical Care Commission	5.000	06/01/34	2,250,600
1,180,000	North Carolina Medical Care Commission	5.000	10/01/35	1,292,371
	TOTAL NORTH CAROLINA			4,502,722

NORTH DAKOTA - 0.3%
1,000,000	North Dakota Housing Finance Agency	2.400	01/01/26	1,017,210
	TOTAL NORTH DAKOTA			1,017,210

OHIO - 4.4%
115,000	American Municipal Power, Inc	5.250	02/15/33	122,453
1,885,000	American Municipal Power, Inc	5.250	02/15/33	2,024,433
1,200,000	City of Cleveland OH Airport System Revenue	5.000	01/01/24	1,473,468
2,000,000	City of Cleveland OH Airport System Revenue	5.000	01/01/25	2,496,220
3,000,000	City of Marion OH	2.000	09/08/16	3,001,920
1,000,000	Cleveland-Cuyahoga County Port Authority	5.000	08/01/44	1,095,440
1,000,000	Ohio Air Quality Development Authority	5.625	06/01/18	1,058,070
1,660,000	State of Ohio, GO	5.000	01/15/21	1,928,256
1,000,000	State of Ohio, GO	5.000	08/01/21	1,196,690
	TOTAL OHIO			14,396,950

OKLAHOMA - 0.5%
1,220,000	Oklahoma Development Finance Authority	5.000	08/15/24	1,537,407
	TOTAL OKLAHOMA			1,537,407

PENNSYLVANIA - 2.4%
1,100,000	Allegheny County Higher Education Building Authority	5.000	03/01/29	1,381,754
795,000	Montgomery County Industrial Development Authority	3.000	01/01/18	797,409
2,000,000	Pennsylvania Economic Development Financing Authority	5.000	12/31/25	2,457,860
2,500,000	Pennsylvania State University	5.000	03/01/40	2,824,125
	TOTAL PENNSYLVANIA			7,461,148

RHODE ISLAND - 2.3%
2,000,000	Rhode Island Health & Educational Building Corp	5.000	09/01/21	2,396,320
1,900,000	Rhode Island Health & Educational Building Corp	5.000	09/01/39	2,118,937
243

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		State of Rhode Island, GO	5.000%	08/01/21	$2,381,380
		TOTAL RHODE ISLAND			6,896,637

SOUTH CAROLINA - 0.4%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,140,014
		TOTAL SOUTH CAROLINA			1,140,014

SOUTH DAKOTA - 0.7%
390,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/22	470,691
415,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/23	509,832
500,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/24	623,100
465,000		South Dakota Health & Educational Facilities Authority	5.000	11/01/25	582,612
		TOTAL SOUTH DAKOTA			2,186,235

TENNESSEE - 0.9%
2,855,000		Sullivan County Health Educational & Housing Facilities Board	5.250	09/01/26	2,880,096
		TOTAL TENNESSEE			2,880,096

TEXAS - 7.2%
1,000,000		Central Texas Regional Mobility Authority	5.000	01/01/35	1,191,220
1,165,000		City of Frisco TX, GO	5.500	02/15/25	1,261,532
1,000,000		City of Houston TX	5.000	03/01/26	1,288,500
1,095,000		City of Lubbock TX	5.000	02/15/25	1,395,282
1,500,000		City of Lubbock TX	5.000	02/15/25	1,911,345
1,000,000		County of Denton TX	5.000	07/15/25	1,287,570
1,220,000		Dallas Area Rapid Transit	5.000	12/01/37	1,457,522
1,570,000		Houston Independent School District	5.000	02/15/24	1,986,898
3,000,000		State of Texas	5.000	10/01/23	3,771,240
455,000		Tarrant County Cultural Education Facilities Finance Corp	4.000	11/15/18	480,057
1,750,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/35	2,013,637
1,000,000		Tarrant County Cultural Education Facilities Finance Corp	5.000	11/15/36	1,147,150
1,400,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/22	1,687,378
1,545,000		Texas Municipal Gas Acquisition & Supply Corp III	5.000	12/15/32	1,776,441
		TOTAL TEXAS			22,655,772

VIRGIN ISLANDS - 1.7%
2,000,000	g	Virgin Islands Public Finance Authority	5.000	09/01/25	2,454,100
2,500,000	g	Virgin Islands Public Finance Authority	5.000	09/01/33	2,926,200
		TOTAL VIRGIN ISLANDS			5,380,300

VIRGINIA - 0.2%
200,000		Alexandria Industrial Development Authority	2.000	10/01/16	200,630
250,000		Alexandria Industrial Development Authority	3.000	10/01/17	256,250
		TOTAL VIRGINIA			456,880

WASHINGTON - 4.1%
1,955,000		Energy Northwest	5.000	07/01/23	2,402,851
750,000		Energy Northwest	5.000	07/01/24	954,630
244

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
$3,150,000	Port of Seattle WA	5.500%	09/01/17	$3,320,636
2,000,000	Skagit County Public Hospital District No	5.625	12/01/25	2,120,700
3,000,000	State of Washington, GO	5.250	02/01/22	3,650,850
	TOTAL WASHINGTON			12,449,667

WEST VIRGINIA - 0.8%
805,000	Berkeley County Public Service Sewer District	5.000	06/01/28	1,002,949
1,500,000	City of Princeton WV	5.000	05/01/21	1,708,695
	TOTAL WEST VIRGINIA			2,711,644

	TOTAL LONG-TERM MUNICIPAL BONDS			303,190,990
	(Cost $289,017,928)

	TOTAL INVESTMENTS - 96.5%			303,190,990
	(Cost $289,017,928)
	OTHER ASSETS & LIABILITIES, NET - 3.5%			11,021,827
	NET ASSETS - 100.0%			$314,212,817

Abbreviation(s):
COP	Certificate of Participation
GO	General Obligation

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 6/30/2016, the aggregate value of these securities was $6,252,507 or 2.0% of net assets.
h	These securities were purchased on a delayed delivery basis.
245

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2016

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.8%

CERTIFICATE OF DEPOSIT - 2.5%
$5,000,000		Banco Del Estado De Chile	0.580%	07/08/16	$5,000,000
5,000,000		Banco Del Estado De Chile	0.580	08/17/16	5,000,000
3,000,000		Banco Del Estado De Chile	0.600	09/12/16	3,000,000
8,000,000		Toronto-Dominion Bank	0.540	08/01/16	8,000,000
		TOTAL CERTIFICATE OF DEPOSIT			21,000,000

COMMERCIAL PAPER - 35.4%
2,340,000	y	Apple, Inc	0.440	07/13/16	2,339,657
2,055,000	y	Apple, Inc	0.450	07/14/16	2,054,666
9,478,000	y	Apple, Inc	0.450-0.455	07/19/16	9,475,861
4,000,000	y	Apple, Inc	0.460	07/22/16	3,998,926
4,680,000	y	Apple, Inc	0.440	07/27/16	4,678,513
7,000,000	y	Apple, Inc	0.400	09/06/16	6,994,789
3,920,000	y	Australia & New Zealand Banking Group Ltd	0.540	07/26/16	3,918,530
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.555	08/03/16	4,997,456
2,000,000	y	Australia & New Zealand Banking Group Ltd	0.630	09/06/16	1,997,655
2,000,000	y	Australia & New Zealand Banking Group Ltd	0.570	09/14/16	1,997,625
3,000,000	y	Bedford Row Funding Corp	0.620	09/15/16	2,996,073
5,000,000	y	Chevron Corp	0.520	07/11/16	4,999,278
4,500,000	y	Coca-Cola Co	0.650	10/05/16	4,492,200
2,880,000	y	Commonwealth Bank of Australia	0.620	08/01/16	2,878,462
800,000	y	Commonwealth Bank of Australia	0.510	08/25/16	799,377
5,000,000	y	Commonwealth Bank of Australia	0.580	09/16/16	4,993,797
2,800,000	y	Commonwealth Bank of Australia	0.610-0.670	09/30/16	2,795,637
3,150,000	y	DBS Bank Ltd	0.570-0.670	07/29/16	3,148,444
5,000,000	y	Fairway Finance Co LLC	0.560	07/14/16	4,998,989
3,000,000	y	Fairway Finance Co LLC	0.490	07/25/16	2,999,020
625,000	y	Fairway Finance Co LLC	0.570	08/09/16	624,614
5,000,000	y	Fairway Finance Co LLC	0.570	08/16/16	4,996,358
4,635,000	y	Hydro-Quebec	0.505	08/18/16	4,631,879
359,000		JPMorgan Chase Bank	0.720	07/07/16	358,957
112,000		JPMorgan Chase Bank	0.720	07/15/16	111,969
135,000		JPMorgan Chase Bank NA	0.000	08/25/16	134,872
173,000		JPMorgan Chase Bank NA	0.000	08/29/16	172,824
1,500,000		Korea Development Bank	0.730	10/04/16	1,497,110
4,250,000	y	Microsoft Corp	0.420	07/13/16	4,249,405
2,350,000	y	Microsoft Corp	0.420	07/27/16	2,349,287
1,400,000	y	Microsoft Corp	0.470	08/17/16	1,399,141
2,000,000	y	Microsoft Corp	0.470	09/28/16	1,997,676
2,000,000	y	National Australia Bank Ltd	0.800	09/19/16	1,996,445
2,000,000	y	Nestle Capital Corp	0.580	07/12/16	1,999,645
1,500,000	y	Nestle Capital Corp	0.580	07/22/16	1,499,492
5,000,000	y	Nestle Capital Corp	0.550	07/26/16	4,998,090
1,980,000	y	Nestle Capital Corp	0.540	07/27/16	1,979,228
246

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	y	Nestle Capital Corp	0.560%	08/05/16	$999,456
2,000,000	y	Nestle Capital Corp	0.550	08/12/16	1,998,717
1,600,000	y	Nestle Capital Corp	0.540	08/15/16	1,598,920
1,370,000	y	Nestle Capital Corp	0.550	08/22/16	1,368,912
3,000,000	y	Nestle Capital Corp	0.580	09/02/16	2,996,955
2,525,000	y	Nestle Capital Corp	0.520-0.590	10/04/16	2,521,288
1,250,000	y	Nordea Bank AB	0.420-0.440	07/11/16	1,249,851
5,000,000	y	Nordea Bank AB	0.618	07/29/16	4,997,599
3,000,000	y	Novartis Finance Corp	0.460	07/01/16	3,000,000
2,000,000	y	Novartis Finance Corp	0.470	07/18/16	1,999,556
4,765,000	y	Novartis Finance Corp	0.520	08/19/16	4,761,628
6,000,000	y	Old Line Funding LLC	0.470	07/20/16	5,998,512
3,000,000	y	Old Line Funding LLC	0.680	08/08/16	2,997,847
2,237,000	y	Old Line Funding LLC	0.630-0.670	09/06/16	2,234,285
5,000,000	y	Old Line Funding LLC	0.660	09/07/16	4,993,767
500,000	y	Old Line Funding LLC	0.620	09/08/16	499,406
2,000,000	y	Old Line Funding LLC	0.750	09/15/16	1,996,833
1,220,000		PACCAR Financial Corp	0.510	07/13/16	1,219,793
3,000,000		PACCAR Financial Corp	0.510	07/21/16	2,999,150
5,000,000	y	Private Export Funding Corp	0.520	07/08/16	4,999,494
5,750,000	y	Private Export Funding Corp	0.520	08/03/16	5,747,259
2,000,000		Province of British Columbia Canada	0.680	07/11/16	1,999,622
5,000,000		Province of British Columbia Canada	0.590-0.600	07/12/16	4,999,092
7,000,000		Province of British Columbia Canada	0.460-0.500	07/15/16	6,998,717
601,000		Province of British Columbia Canada	0.510	07/18/16	600,855
2,174,000		Province of British Columbia Canada	0.450	07/22/16	2,173,429
2,000,000		Province of British Columbia Canada	0.620	07/29/16	1,999,036
3,500,000		Province of British Columbia Canada	0.500	08/02/16	3,498,445
2,000,000		Province of British Columbia Canada	0.580	10/03/16	1,996,971
4,300,000		Province of Ontario Canada	0.470	07/05/16	4,299,775
2,820,000		Province of Ontario Canada	0.490	07/07/16	2,819,770
2,640,000		Province of Ontario Canada	0.480	08/10/16	2,638,592
13,420,000		Province of Ontario Canada	0.400	08/17/16	13,412,992
5,000,000		Province of Ontario Canada	0.470	08/22/16	4,996,606
8,000,000	y	Province of Quebec Canada	0.520	07/06/16	7,999,422
2,000,000	y	PSP Capital, Inc	0.520	07/05/16	1,999,884
1,090,000	y	PSP Capital, Inc	0.590	07/28/16	1,089,518
2,000,000	y	PSP Capital, Inc	0.610	08/02/16	1,998,916
3,400,000	y	PSP Capital, Inc	0.580-0.600	08/08/16	3,397,884
5,000,000	y	PSP Capital, Inc	0.610	08/12/16	4,996,442
2,000,000	y	PSP Capital, Inc	0.650	08/26/16	1,997,978
2,000,000	y	PSP Capital, Inc	0.580	08/29/16	1,998,099
930,000	y	PSP Capital, Inc	0.640	09/28/16	928,528
4,725,000	y	PSP Capital, Inc	0.560-0.630	10/06/16	4,717,493
3,000,000	y	Svenska Handelsbanken AB	0.645	07/05/16	2,999,785
1,000,000	y	Svenska Handelsbanken AB	0.640	10/05/16	998,293
3,000,000	y	Toronto-Dominion Holdings USA, Inc	0.590	09/19/16	2,996,067
2,000,000	y	Unilever Capital Corp	0.480	07/05/16	1,999,893
3,000,000	y	Unilever Capital Corp	0.470	07/26/16	2,999,021
2,000,000	y	Unilever Capital Corp	0.510	07/28/16	1,999,235
5,000,000	y	Unilever Capital Corp	0.490	08/02/16	4,997,822
3,000,000	y	Unilever Capital Corp	0.500	08/05/16	2,998,542
5,000,000	y	Unilever Capital Corp	0.510	08/08/16	4,997,308
247

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,090,000	y	United Overseas Bank Ltd	0.850%	08/29/16	$1,088,482
1,400,000	y	United Overseas Bank Ltd	0.760	09/07/16	1,397,990
965,000	y	Westpac Banking Corp	0.530	08/01/16	964,560
4,945,000	y	Westpac Banking Corp	0.600-0.770	08/19/16	4,940,044
2,049,000	y	Westpac Banking Corp	0.630-0.845	09/16/16	2,045,757
		TOTAL COMMERCIAL PAPER			294,712,040

GOVERNMENT AGENCY DEBT - 28.1%
2,500,000		Federal Agricultural Mortgage Corp (FAMC)	0.340	08/26/16	2,498,678
1,940,000		FAMC	0.500	09/08/16	1,938,141
2,000,000		FAMC	0.400	10/11/16	1,997,733
1,468,000		FAMC	0.460	11/03/16	1,465,655
4,600,000		FAMC	0.500	12/16/16	4,589,267
180,000		Federal Farm Credit Bank (FFCB)	0.520	08/12/16	179,891
3,800,000		FFCB	0.500	10/11/16	3,794,617
1,500,000		FFCB	0.500	10/18/16	1,497,729
2,000,000		FFCB	0.390	10/31/16	1,997,357
3,000,000		FFCB	0.520	11/09/16	2,994,323
2,815,000		FFCB	0.440	11/10/16	2,810,458
1,500,000		FFCB	0.440	11/16/16	1,497,470
7,937,000		Federal Home Loan Bank (FHLB)	0.285-0.370	07/01/16	7,937,000
13,500,000		FHLB	0.335	07/06/16	13,499,372
1,735,000		FHLB	0.307-0.440	07/08/16	1,734,889
700,000		FHLB	0.300	07/11/16	699,942
800,000		FHLB	0.250	07/12/16	799,939
3,300,000		FHLB	0.350-0.450	07/13/16	3,299,599
2,000,000		FHLB	0.300	07/14/16	1,999,783
8,700,000		FHLB	0.295-0.330	07/15/16	8,698,900
6,400,000		FHLB	0.300	07/18/16	6,399,093
3,025,000		FHLB	0.290	07/19/16	3,024,561
5,800,000		FHLB	0.270-0.360	07/20/16	5,799,031
4,000,000		FHLB	0.345	07/22/16	3,999,195
9,225,000		FHLB	0.300-0.330	07/25/16	9,223,075
2,700,000		FHLB	0.355-0.380	07/29/16	2,699,235
400,000		FHLB	0.400	08/01/16	399,862
2,000,000		FHLB	0.320	08/02/16	1,999,431
1,455,000		FHLB	0.320	08/03/16	1,454,573
3,000,000		FHLB	0.385	08/04/16	2,998,909
9,805,000		FHLB	0.290-0.380	08/05/16	9,802,073
4,700,000		FHLB	0.310-0.320	08/09/16	4,698,392
1,335,000		FHLB	0.330	08/10/16	1,334,511
960,000		FHLB	0.315	08/11/16	959,656
5,000,000		FHLB	0.420	08/12/16	4,997,550
3,775,000		FHLB	0.350-0.435	08/15/16	3,773,085
2,000,000		FHLB	0.330	08/17/16	1,999,138
3,965,000		FHLB	0.330-0.360	08/19/16	3,963,178
8,000,000		FHLB	0.320	08/22/16	7,996,302
7,200,000		FHLB	0.290-0.350	08/26/16	7,196,444
5,000,000		FHLB	0.330	08/30/16	4,997,250
2,000,000		FHLB	0.335	08/31/16	1,998,865
5,247,000		FHLB	0.330-0.400	09/02/16	5,243,603
11,000,000		FHLB	0.400	09/14/16	10,990,833
14,100,000		FHLB	0.350	09/21/16	14,088,759
248

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$8,500,000	FHLB	0.360%	09/22/16	$8,492,945
5,000,000	FHLB	0.395	09/27/16	4,995,172
2,050,000	FHLB	0.400	09/28/16	2,047,973
700,000	FHLB	0.420	10/12/16	699,159
470,000	FHLB	0.470	10/18/16	469,331
700,000	FHLB	0.480	11/14/16	698,731
600,000	Federal Home Loan Mortgage Corp (FHLMC)	0.440	07/05/16	599,971
1,900,000	FHLMC	0.465	08/12/16	1,898,969
1,000,000	FHLMC	0.440	10/03/16	998,851
2,120,000	FHLMC	0.370	10/07/16	2,117,865
3,790,000	FHLMC	0.380-0.390	10/19/16	3,785,508
5,000,000	FHLMC	0.000	10/21/16	4,993,544
3,000,000	FHLMC	0.420-0.515	11/04/16	2,994,925
2,000,000	FHLMC	0.875	02/22/17	2,003,547
330,000	Federal National Mortgage Association (FNMA)	0.550	07/06/16	329,975
1,200,000	FNMA	0.420	10/05/16	1,198,656
3,520,000	FNMA	0.440-0.455	10/17/16	3,515,219
2,000,000	FNMA	0.360	10/18/16	1,997,820
2,000,000	FNMA	0.535	11/04/16	1,996,255
	TOTAL GOVERNMENT AGENCY DEBT			233,801,763

TREASURY DEBT - 18.5%
6,920,000	United States Treasury Bill	0.211-0.447	07/07/16	6,919,672
7,000,000	United States Treasury Bill	0.202-0.210	07/14/16	6,999,478
6,000,000	United States Treasury Bill	0.205-0.228	07/21/16	5,999,270
8,000,000	United States Treasury Bill	0.243-0.395	07/28/16	7,998,087
7,930,000	United States Treasury Bill	0.270-0.430	08/04/16	7,927,437
6,000,000	United States Treasury Bill	0.409-0.414	08/11/16	5,997,188
8,100,000	United States Treasury Bill	0.321-0.433	08/18/16	8,095,891
7,830,000	United States Treasury Bill	0.220-0.396	08/25/16	7,826,384
7,220,000	United States Treasury Bill	0.475	09/01/16	7,215,149
4,660,000	United States Treasury Bill	0.285-0.459	09/08/16	4,657,306
3,705,000	United States Treasury Bill	0.285-0.452	09/22/16	3,702,109
5,000,000	United States Treasury Bill	0.248	09/29/16	4,996,906
5,000,000	United States Treasury Bill	0.320-0.395	10/13/16	4,994,728
3,865,000	United States Treasury Bill	0.212-0.391	10/20/16	3,860,932
2,840,000	United States Treasury Bill	0.316	11/10/16	2,836,709
1,000,000	United States Treasury Bill	0.436	11/25/16	998,222
945,000	United States Treasury Bill	0.291	12/22/16	943,671
4,710,000	United States Treasury Note	0.625	07/15/16	4,710,573
7,000,000	United States Treasury Note	0.625	08/15/16	7,001,247
6,000,000	United States Treasury Note	0.500	08/31/16	6,000,417
3,010,000	United States Treasury Note	0.875	09/15/16	3,012,207
7,545,000	United States Treasury Note	0.500	09/30/16	7,545,768
7,800,000	United States Treasury Note	0.375	10/31/16	7,797,954
9,860,000	United States Treasury Note	0.625	11/15/16	9,866,906
3,000,000	United States Treasury Note	0.500	11/30/16	3,000,173
4,150,000	United States Treasury Note	0.875	11/30/16	4,157,051
4,500,000	United States Treasury Note	0.625	12/15/16	4,503,412
3,380,000	United States Treasury Note	0.500	01/31/17	3,381,015
800,000	United States Treasury Note	0.500	02/28/17	799,854
	TOTAL TREASURY DEBT			153,745,716
249

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
VARIABLE RATE SECURITIES - 15.3%
$4,750,000	i	Federal Agricultural Mortgage Corp (FAMC)	0.426%	11/23/16	$4,750,000
5,000,000	i	FAMC	0.497	01/03/17	5,000,000
4,800,000	i	FAMC	0.572	06/07/17	4,800,000
4,750,000	i	FAMC	0.523	09/06/17	4,750,000
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.415	08/10/16	4,999,919
2,000,000	i	FFCB	0.480	12/30/16	1,999,296
3,000,000	i	FFCB	0.450	01/13/17	3,000,000
6,800,000	i	FFCB	0.432	01/24/17	6,799,818
1,400,000	i	FFCB	0.487	02/13/17	1,399,656
3,500,000	i	FFCB	0.469	03/02/17	3,500,006
2,000,000	i	FFCB	0.500	03/09/17	1,999,443
14,000,000	i	FFCB	0.437	06/15/17	13,998,708
4,000,000	i	FFCB	0.540	06/27/17	3,996,806
3,000,000	i	FFCB	0.426	07/17/17	2,999,788
4,700,000	i	FFCB	0.503	08/04/17	4,695,343
3,400,000	i	FFCB	0.519	02/02/18	3,394,034
3,000,000	i	FFCB	0.601	02/23/18	2,999,258
2,000,000	i	FFCB	0.483	03/22/18	1,996,532
5,000,000	i	Federal Home Loan Bank (FHLB)	0.493	02/17/17	4,998,809
5,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.443	07/21/16	4,999,972
7,750,000	i	FHLMC	0.452	01/13/17	7,749,962
3,000,000	i	FHLMC	0.493	04/27/17	2,999,498
7,000,000	i	FHLMC	0.578	07/21/17	6,999,241
4,700,000	i	FHLMC	0.517	11/13/17	4,700,000
2,000,000	i	Federal National Mortgage Association (FNMA)	0.468	01/26/17	2,000,182
4,044,000	i	FNMA	0.468	07/20/17	4,040,515
5,000,000	i	FNMA	0.452	08/16/17	4,999,431
7,000,000	i	FNMA	0.473	10/05/17	6,995,740
		TOTAL VARIABLE RATE SECURITIES			127,561,957

		TOTAL SHORT-TERM INVESTMENTS			830,821,476
		(Cost $830,821,476)

		TOTAL INVESTMENTS- 99.8%			830,821,476
		(Cost $830,821,476)
		OTHER ASSETS & LIABILITIES, NET - 0.2%			1,755,991
		NET ASSETS - 100.0%			$832,577,467

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 6/30/2016, the aggregate value of these securities was $235,783,463 or 28.3% of net assets.
250

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Short-Term Bond Index Fund, Social Choice Bond Fund, Tax- Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. On December 4, 2015, certain Funds made an additional share class (Advisor) available for sale pursuant to an amendment to the Trust’s registration statement filed with the Commission.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New rule issuance: In July 2014, the Commission issued Final Rule Release No. 33-9616, Money Market Fund Reform; Amendments to Form PF, which amends the rules governing money market funds. The final amendments impose different implementation dates for the changes that certain money market funds will need to make. As a result of these amendments, the Board has approved the conversion of the Money Market to a “government money market fund.” The conversion will be effective on or before October 14, 2016.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

251

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of June 30, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price utilized by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2016, there were no material transfers between levels by the Funds.

As of June 30, 2016, 100% of the value of investments in the Bond Index Fund, High Yield Fund, Inflation-Linked Fund, Short-Term Bond Index Fund, Tax-Exempt Bond Fund, and Money Market Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of June 30, 2016, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments:
Diversified real estate activities	$-	$8,543,536	$-	$8,543,536
All other equity investments*	1,982,836,991	-	-	1,982,836,991
Short-term investments	-	38,839,437	-	38,839,437
Total	$1,982,836,991	$47,382,973	$-	$2,030,219,964
Bond
Bank loan obligations	$-	$47,990,170	$-	$47,990,170
Corporate bonds	-	1,194,734,654	-	1,194,734,654
Government bonds	-	1,327,912,477	-	1,327,912,477
Structured assets	-	706,087,501	2,001,536	708,089,037
Short-term investments	-	311,508,537	-	311,508,537
Total	$-	$3,588,233,339	$2,001,536	$3,590,234,875

252

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Bond Plus
Bank loan obligations	$-	$157,781,533	$-	$157,781,533
Corporate bonds	-	1,143,749,509	-	1,143,749,509
Government bonds	-	1,129,955,623	-	1,129,955,623
Structured assets	-	513,732,816	2,640,797	516,373,613
Short-term investments	-	474,265,839	-	474,265,839
Swaps**	-	(339,120)	-	(339,120)
Total	$-	$3,419,146,200	$2,640,797	$3,421,786,997
Short-Term Bond
Bank loan obligations	$-	$58,635,288	$-	$58,635,288
Corporate bonds	-	616,093,565	-	616,093,565
Government bonds	-	443,078,990	-	443,078,990
Structured assets	-	458,283,430	4,511,490	462,794,920
Short-term investments	-	81,844,718	-	81,844,718
Futures contracts**	(891,030)	-	-	(891,030)
Total	$(891,030)	$1,657,935,991	$4,511,490	$1,661,556,451
Social Choice Bond
Bank loan obligations	$-	$15,909,644	$-	$15,909,644
Corporate bonds	-	264,879,783	-	264,879,783
Government bonds	-	404,121,810	-	404,121,810
Structured assets	-	116,259,476	-	116,259,476
Preferred stocks	264,250	-	-	264,250
Short-term investments	-	62,584,977	-	62,584,977
Total	$264,250	$863,755,690	$-	$864,019,940

*	For detailed categories, see the accompanying schedule of investments.
**	Derivative instruments are not reflected in the schedule of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Futures contracts: The Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default.

At June 30, 2016, the Short-Term Bond Fund held the following open futures contracts:

Fund	Futures contracts	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)
Short-Term Bond	US 10 Year Note (CBT)	115	$(15,293,203)	September 2016	$(376,733)
	US 5 Year Note (CBT)	250	(30,541,016)	September 2016	(514,297)
Total		365	$(45,834,219)		$(891,030)
253

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

The Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

Bilateral credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). For centrally cleared swaps, initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value of the swap contract. Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.

At June 30, 2016, open credit default swap contracts purchased and sold by the Funds were as follows:

PURCHASED

Fund	Reference entity	Counterparty	Maturity Date	Implied credit spread at 6/30/16 (1)	Notional amount (2)	Variation margin	Unrealized appreciation (depreciation)
Bond Plus	CDX-NA.HY-26 5 Year Index	UBS SECURITIES LLC	06/20/21	4.24%	$45,000,000	$(206,770)	$(339,120)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2016	Purchase cost	Sales proceeds	Realized gain (loss)	Dividend income	Withholdings expense	Shares at June 30, 2016	Value at June 30, 2016
Real Estate Securities Fund
Rexford Industrial Realty, Inc	$60,836,000	$11,493,678	$—	$—	$540,000	$—	4,000,000	$84,360,000
254

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Unfunded loan commitment: The Funds may enter into loan commitments to fund a portion of a delayed-draw term loan facility. The Funds are obligated to fund loan commitments at the borrower’s discretion. The Funds reserve against such contingent obligation by segregating short-term securities or cash. At June 30, 2016, the Funds had no unfunded loan commitments. Unfunded loan commitments are marked-to market daily and any unrealized appreciation (depreciation) is included as an asset (liability) on the Statements of Assets and Liabilities. Interest income and the change in unrealized appreciation (depreciation) are included on the Statements of Operations.

Net unrealized appreciation (depreciation): At June 30, 2016, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,493,480,558	$565,906,121	$(29,166,715)	$536,739,406
Bond	3,515,958,701	91,630,691	(17,354,517)	74,276,174
Bond Index	6,521,631,198	274,069,567	(7,552,742)	266,516,825
Bond Plus	3,379,538,722	77,738,551	(35,151,156)	42,587,395
High-Yield	3,260,629,862	56,832,718	(184,162,824)	(127,330,105)
Inflation-Linked Bond	2,254,928,185	100,299,939	(5,037,893)	95,262,046
Short-Term Bond	1,656,107,710	11,336,319	(4,996,549)	6,339,771
Short-Term Bond Index	122,632,089	716,024	(9,279)	706,745
Social Choice Bond	844,919,992	22,314,600	(3,214,652)	19,099,948
Tax-Exempt Bond	289,017,928	14,177,665	(4,603)	14,173,062
255

Item 2. Controls and procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 11, 2016	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 11, 2016	By:	/s/Robert G. Leary
Robert G. Leary
President and Principal Executive Officer
(principal executive officer)

Date: August 11, 2016	By:	/s/Glenn E. Brightman
Glenn E. Brightman
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer